UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03462

Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1.  Report to Stockholders.

Adviser Class    BLNAX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$54	1.06%

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,092	10,167	10,025
Aug-15	9,670	9,553	9,665
Sep-15	9,496	9,275	9,487
Oct-15	9,762	10,008	9,886
Nov-15	9,725	10,063	9,845
Dec-15	9,588	9,857	9,709
Jan-16	9,264	9,300	9,401
Feb-16	9,245	9,297	9,446
Mar-16	9,569	9,952	9,918
Apr-16	9,588	10,014	10,042
May-16	9,653	10,193	10,071
Jun-16	9,699	10,214	10,156
Jul-16	9,968	10,619	10,439
Aug-16	9,977	10,646	10,461
Sep-16	9,987	10,663	10,501
Oct-16	9,782	10,432	10,348
Nov-16	9,950	10,899	10,404
Dec-16	10,053	11,112	10,541
Jan-17	10,175	11,321	10,711
Feb-17	10,474	11,742	10,928
Mar-17	10,474	11,750	10,982
Apr-17	10,587	11,875	11,097
May-17	10,690	11,996	11,225
Jun-17	10,746	12,104	11,268
Jul-17	10,934	12,333	11,460
Aug-17	10,999	12,356	11,517
Sep-17	11,131	12,658	11,651
Oct-17	11,319	12,934	11,796
Nov-17	11,478	13,327	11,956
Dec-17	11,583	13,460	12,086
Jan-18	11,969	14,169	12,415
Feb-18	11,602	13,647	12,058
Mar-18	11,454	13,373	11,981
Apr-18	11,474	13,424	11,993
May-18	11,603	13,803	12,066
Jun-18	11,593	13,893	12,048
Jul-18	11,842	14,354	12,258
Aug-18	12,111	14,858	12,365
Sep-18	12,076	14,883	12,352
Oct-18	11,387	13,787	11,770
Nov-18	11,447	14,063	11,934
Dec-18	11,237	12,754	11,511
Jan-19	11,418	13,849	12,143
Feb-19	11,549	14,336	12,353
Mar-19	11,655	14,545	12,510
Apr-19	11,857	15,126	12,751
May-19	11,372	14,147	12,370
Jun-19	11,912	15,141	12,902
Jul-19	12,014	15,366	12,943
Aug-19	11,882	15,053	12,832
Sep-19	12,014	15,317	13,020
Oct-19	12,156	15,647	13,236
Nov-19	12,390	16,242	13,419
Dec-19	12,651	16,711	13,701
Jan-20	12,569	16,692	13,665
Feb-20	11,913	15,326	13,060
Mar-20	10,950	13,218	11,868
Apr-20	11,340	14,969	12,714
May-20	11,575	15,769	13,121
Jun-20	11,678	16,130	13,379
Jul-20	12,069	17,046	13,855
Aug-20	12,584	18,281	14,270
Sep-20	12,308	17,615	14,022
Oct-20	12,029	17,235	13,834
Nov-20	12,918	19,331	14,999
Dec-20	13,367	20,201	15,458
Jan-21	13,326	20,111	15,364
Feb-21	13,522	20,740	15,550
Mar-21	13,864	21,483	15,793
Apr-21	14,329	22,591	16,248
May-21	14,453	22,694	16,472
Jun-21	14,640	23,253	16,580
Jul-21	14,733	23,647	16,699
Aug-21	14,981	24,321	16,917
Sep-21	14,574	23,230	16,468
Oct-21	15,034	24,801	16,874
Nov-21	14,888	24,423	16,568
Dec-21	15,199	25,385	17,033
Jan-22	14,705	23,891	16,390
Feb-22	14,548	23,290	16,139
Mar-22	14,525	24,045	16,149
Apr-22	13,907	21,887	15,205
May-22	13,930	21,858	15,249
Jun-22	13,391	20,029	14,318
Jul-22	13,707	21,908	15,051
Aug-22	13,436	21,091	14,593
Sep-22	13,063	19,135	13,471
Oct-22	13,382	20,704	13,922
Nov-22	13,815	21,785	14,832
Dec-22	13,563	20,509	14,516
Jan-23	13,948	21,922	15,313
Feb-23	13,633	21,409	14,880
Mar-23	13,855	21,982	15,144
Apr-23	14,018	22,216	15,283
May-23	13,913	22,302	15,014
Jun-23	14,428	23,825	15,520
Jul-23	14,711	24,679	15,891
Aug-23	14,534	24,203	15,538
Sep-23	14,122	23,050	15,010
Oct-23	13,827	22,439	14,582
Nov-23	14,584	24,532	15,657
Dec-23	15,255	25,833	16,436
Jan-24	15,363	26,119	16,415
Feb-24	15,923	27,533	16,682
Mar-24	16,400	28,421	17,079
Apr-24	15,754	27,170	16,543
May-24	16,435	28,454	16,979
Jun-24	16,674	29,335	17,124
Jul-24	16,975	29,880	17,561
Aug-24	17,311	30,531	17,954
Sep-24	17,443	31,162	18,319
Oct-24	17,117	30,934	17,844
Nov-24	17,721	32,991	18,342
Dec-24	17,126	31,983	17,795
Jan-25	17,520	32,993	18,252
Feb-25	17,506	32,360	18,392
Mar-25	16,801	30,473	18,096
Apr-25	16,665	30,268	18,275
May-25	17,236	32,187	18,765
Jun-25	17,808	33,822	19,336

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$418,548,039
# of Portfolio Holdings	185
Portfolio Turnover Rate	115%
Advisory Fees and Waivers	1,359,818

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	6.80%	8.81%	5.94%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	6.2%
Baird Core Plus Bond Fund - Class I	6.1%
Microsoft Corp	5.5%
iShares 7-10 Year Treasury Bond ETF	4.6%
Berkshire Hathaway Inc	4.3%
NVIDIA Corp	3.8%
Amazon.com Inc	3.5%
Dodge & Cox Income Fund - Class I	3.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.9%
BrandywineGLOBAL High Yield Fund - Class IS	2.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.0%Footnote Reference
Materials	2.2%Footnote Reference
Real Estate	2.3%Footnote Reference
Energy	2.6%Footnote Reference
Consumer Staples	6.7%Footnote Reference
Health Care	7.8%Footnote Reference
Consumer Discretionary	9.7%Footnote Reference
Industrials	10.2%Footnote Reference
Communication Services	10.6%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	27.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	58.3%Footnote Reference
Registered Investment Companies	28.8%Footnote Reference
Money Market Registered Investment Companies	11.9%Footnote Reference
Assets/Other Liabilities (Net)	1.0%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    BLNAX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2025

Institutional Class    BLNIX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$53	1.05%

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,092	10,167	10,025
Aug-15	9,670	9,553	9,665
Sep-15	9,496	9,275	9,487
Oct-15	9,762	10,008	9,886
Nov-15	9,725	10,063	9,845
Dec-15	9,588	9,857	9,709
Jan-16	9,264	9,300	9,401
Feb-16	9,245	9,297	9,446
Mar-16	9,569	9,952	9,918
Apr-16	9,588	10,014	10,042
May-16	9,653	10,193	10,071
Jun-16	9,699	10,214	10,156
Jul-16	9,968	10,619	10,439
Aug-16	9,977	10,646	10,461
Sep-16	9,987	10,663	10,501
Oct-16	9,782	10,432	10,348
Nov-16	9,950	10,899	10,404
Dec-16	10,059	11,112	10,541
Jan-17	10,171	11,321	10,711
Feb-17	10,471	11,742	10,928
Mar-17	10,471	11,750	10,982
Apr-17	10,583	11,875	11,097
May-17	10,686	11,996	11,225
Jun-17	10,743	12,104	11,268
Jul-17	10,930	12,333	11,460
Aug-17	10,996	12,356	11,517
Sep-17	11,137	12,658	11,651
Oct-17	11,325	12,934	11,796
Nov-17	11,485	13,327	11,956
Dec-17	11,593	13,460	12,086
Jan-18	11,971	14,169	12,415
Feb-18	11,603	13,647	12,058
Mar-18	11,464	13,373	11,981
Apr-18	11,484	13,424	11,993
May-18	11,613	13,803	12,066
Jun-18	11,604	13,893	12,048
Jul-18	11,863	14,354	12,258
Aug-18	12,122	14,858	12,365
Sep-18	12,092	14,883	12,352
Oct-18	11,402	13,787	11,770
Nov-18	11,462	14,063	11,934
Dec-18	11,263	12,754	11,511
Jan-19	11,445	13,849	12,143
Feb-19	11,576	14,336	12,353
Mar-19	11,687	14,545	12,510
Apr-19	11,890	15,126	12,751
May-19	11,414	14,147	12,370
Jun-19	11,950	15,141	12,902
Jul-19	12,052	15,366	12,943
Aug-19	11,920	15,053	12,832
Sep-19	12,062	15,317	13,020
Oct-19	12,205	15,647	13,236
Nov-19	12,429	16,242	13,419
Dec-19	12,701	16,711	13,701
Jan-20	12,629	16,692	13,665
Feb-20	11,962	15,326	13,060
Mar-20	10,996	13,218	11,868
Apr-20	11,386	14,969	12,714
May-20	11,622	15,769	13,121
Jun-20	11,725	16,130	13,379
Jul-20	12,118	17,046	13,855
Aug-20	12,634	18,281	14,270
Sep-20	12,355	17,615	14,022
Oct-20	12,075	17,235	13,834
Nov-20	12,977	19,331	14,999
Dec-20	13,427	20,201	15,458
Jan-21	13,395	20,111	15,364
Feb-21	13,582	20,740	15,550
Mar-21	13,935	21,483	15,793
Apr-21	14,402	22,591	16,248
May-21	14,526	22,694	16,472
Jun-21	14,703	23,253	16,580
Jul-21	14,807	23,647	16,699
Aug-21	15,056	24,321	16,917
Sep-21	14,644	23,230	16,468
Oct-21	15,104	24,801	16,874
Nov-21	14,947	24,423	16,568
Dec-21	15,267	25,385	17,033
Jan-22	14,772	23,891	16,390
Feb-22	14,614	23,290	16,139
Mar-22	14,581	24,045	16,149
Apr-22	13,961	21,887	15,205
May-22	13,984	21,858	15,249
Jun-22	13,443	20,029	14,318
Jul-22	13,760	21,908	15,051
Aug-22	13,489	21,091	14,593
Sep-22	13,115	19,135	13,471
Oct-22	13,435	20,704	13,922
Nov-22	13,869	21,785	14,832
Dec-22	13,619	20,509	14,516
Jan-23	14,005	21,922	15,313
Feb-23	13,701	21,409	14,880
Mar-23	13,911	21,982	15,144
Apr-23	14,076	22,216	15,283
May-23	13,970	22,302	15,014
Jun-23	14,487	23,825	15,520
Jul-23	14,770	24,679	15,891
Aug-23	14,593	24,203	15,538
Sep-23	14,180	23,050	15,010
Oct-23	13,872	22,439	14,582
Nov-23	14,642	24,532	15,657
Dec-23	15,325	25,833	16,436
Jan-24	15,420	26,119	16,415
Feb-24	15,982	27,533	16,682
Mar-24	16,471	28,421	17,079
Apr-24	15,812	27,170	16,543
May-24	16,495	28,454	16,979
Jun-24	16,735	29,335	17,124
Jul-24	17,036	29,880	17,561
Aug-24	17,372	30,531	17,954
Sep-24	17,505	31,162	18,319
Oct-24	17,178	30,934	17,844
Nov-24	17,771	32,991	18,342
Dec-24	17,186	31,983	17,795
Jan-25	17,580	32,993	18,252
Feb-25	17,566	32,360	18,392
Mar-25	16,860	30,473	18,096
Apr-25	16,724	30,268	18,275
May-25	17,296	32,187	18,765
Jun-25	17,868	33,822	19,336

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$418,548,039
# of Portfolio Holdings	185
Portfolio Turnover Rate	115%
Advisory Fees and Waivers	1,359,818

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	6.77%	8.79%	5.98%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	6.2%
Baird Core Plus Bond Fund - Class I	6.1%
Microsoft Corp	5.5%
iShares 7-10 Year Treasury Bond ETF	4.6%
Berkshire Hathaway Inc	4.3%
NVIDIA Corp	3.8%
Amazon.com Inc	3.5%
Dodge & Cox Income Fund - Class I	3.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.9%
BrandywineGLOBAL High Yield Fund - Class IS	2.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.0%Footnote Reference
Materials	2.2%Footnote Reference
Real Estate	2.3%Footnote Reference
Energy	2.6%Footnote Reference
Consumer Staples	6.7%Footnote Reference
Health Care	7.8%Footnote Reference
Consumer Discretionary	9.7%Footnote Reference
Industrials	10.2%Footnote Reference
Communication Services	10.6%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	27.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	58.3%Footnote Reference
Registered Investment Companies	28.8%Footnote Reference
Money Market Registered Investment Companies	11.9%Footnote Reference
Assets/Other Liabilities (Net)	1.0%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    BLNIX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2025

Retail Class    FLDFX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$69	1.37%

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,092	10,167	10,025
Aug-15	9,670	9,553	9,665
Sep-15	9,496	9,275	9,487
Oct-15	9,762	10,008	9,886
Nov-15	9,725	10,063	9,845
Dec-15	9,588	9,857	9,709
Jan-16	9,264	9,300	9,401
Feb-16	9,245	9,297	9,446
Mar-16	9,569	9,952	9,918
Apr-16	9,588	10,014	10,042
May-16	9,653	10,193	10,071
Jun-16	9,699	10,214	10,156
Jul-16	9,968	10,619	10,439
Aug-16	9,977	10,646	10,461
Sep-16	9,987	10,663	10,501
Oct-16	9,782	10,432	10,348
Nov-16	9,950	10,899	10,404
Dec-16	10,052	11,112	10,541
Jan-17	10,164	11,321	10,711
Feb-17	10,454	11,742	10,928
Mar-17	10,454	11,750	10,982
Apr-17	10,567	11,875	11,097
May-17	10,670	11,996	11,225
Jun-17	10,712	12,104	11,268
Jul-17	10,900	12,333	11,460
Aug-17	10,956	12,356	11,517
Sep-17	11,097	12,658	11,651
Oct-17	11,276	12,934	11,796
Nov-17	11,436	13,327	11,956
Dec-17	11,533	13,460	12,086
Jan-18	11,901	14,169	12,415
Feb-18	11,543	13,647	12,058
Mar-18	11,394	13,373	11,981
Apr-18	11,404	13,424	11,993
May-18	11,533	13,803	12,066
Jun-18	11,523	13,893	12,048
Jul-18	11,772	14,354	12,258
Aug-18	12,032	14,858	12,365
Sep-18	11,997	14,883	12,352
Oct-18	11,308	13,787	11,770
Nov-18	11,367	14,063	11,934
Dec-18	11,158	12,754	11,511
Jan-19	11,339	13,849	12,143
Feb-19	11,460	14,336	12,353
Mar-19	11,561	14,545	12,510
Apr-19	11,763	15,126	12,751
May-19	11,289	14,147	12,370
Jun-19	11,823	15,141	12,902
Jul-19	11,914	15,366	12,943
Aug-19	11,783	15,053	12,832
Sep-19	11,914	15,317	13,020
Oct-19	12,046	15,647	13,236
Nov-19	12,269	16,242	13,419
Dec-19	12,530	16,711	13,701
Jan-20	12,448	16,692	13,665
Feb-20	11,794	15,326	13,060
Mar-20	10,833	13,218	11,868
Apr-20	11,222	14,969	12,714
May-20	11,446	15,769	13,121
Jun-20	11,538	16,130	13,379
Jul-20	11,928	17,046	13,855
Aug-20	12,431	18,281	14,270
Sep-20	12,148	17,615	14,022
Oct-20	11,881	17,235	13,834
Nov-20	12,755	19,331	14,999
Dec-20	13,189	20,201	15,458
Jan-21	13,148	20,111	15,364
Feb-21	13,333	20,740	15,550
Mar-21	13,673	21,483	15,793
Apr-21	14,126	22,591	16,248
May-21	14,239	22,694	16,472
Jun-21	14,414	23,253	16,580
Jul-21	14,506	23,647	16,699
Aug-21	14,753	24,321	16,917
Sep-21	14,342	23,230	16,468
Oct-21	14,787	24,801	16,874
Nov-21	14,642	24,423	16,568
Dec-21	14,934	25,385	17,033
Jan-22	14,456	23,891	16,390
Feb-22	14,300	23,290	16,139
Mar-22	14,266	24,045	16,149
Apr-22	13,654	21,887	15,205
May-22	13,677	21,858	15,249
Jun-22	13,142	20,029	14,318
Jul-22	13,444	21,908	15,051
Aug-22	13,176	21,091	14,593
Sep-22	12,808	19,135	13,471
Oct-22	13,123	20,704	13,922
Nov-22	13,529	21,785	14,832
Dec-22	13,278	20,509	14,516
Jan-23	13,648	21,922	15,313
Feb-23	13,348	21,409	14,880
Mar-23	13,555	21,982	15,144
Apr-23	13,706	22,216	15,283
May-23	13,602	22,302	15,014
Jun-23	14,100	23,825	15,520
Jul-23	14,367	24,679	15,891
Aug-23	14,193	24,203	15,538
Sep-23	13,786	23,050	15,010
Oct-23	13,483	22,439	14,582
Nov-23	14,229	24,532	15,657
Dec-23	14,882	25,833	16,436
Jan-24	14,976	26,119	16,415
Feb-24	15,516	27,533	16,682
Mar-24	15,985	28,421	17,079
Apr-24	15,350	27,170	16,543
May-24	16,009	28,454	16,979
Jun-24	16,232	29,335	17,124
Jul-24	16,527	29,880	17,561
Aug-24	16,834	30,531	17,954
Sep-24	16,964	31,162	18,319
Oct-24	16,644	30,934	17,844
Nov-24	17,213	32,991	18,342
Dec-24	16,638	31,983	17,795
Jan-25	17,011	32,993	18,252
Feb-25	17,011	32,360	18,392
Mar-25	16,319	30,473	18,096
Apr-25	16,172	30,268	18,275
May-25	16,719	32,187	18,765
Jun-25	17,267	33,822	19,336

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$418,548,039
# of Portfolio Holdings	185
Portfolio Turnover Rate	115%
Advisory Fees and Waivers	1,359,818

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	6.37%	8.40%	5.61%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	6.2%
Baird Core Plus Bond Fund - Class I	6.1%
Microsoft Corp	5.5%
iShares 7-10 Year Treasury Bond ETF	4.6%
Berkshire Hathaway Inc	4.3%
NVIDIA Corp	3.8%
Amazon.com Inc	3.5%
Dodge & Cox Income Fund - Class I	3.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.9%
BrandywineGLOBAL High Yield Fund - Class IS	2.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.0%Footnote Reference
Materials	2.2%Footnote Reference
Real Estate	2.3%Footnote Reference
Energy	2.6%Footnote Reference
Consumer Staples	6.7%Footnote Reference
Health Care	7.8%Footnote Reference
Consumer Discretionary	9.7%Footnote Reference
Industrials	10.2%Footnote Reference
Communication Services	10.6%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	27.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	58.3%Footnote Reference
Registered Investment Companies	28.8%Footnote Reference
Money Market Registered Investment Companies	11.9%Footnote Reference
Assets/Other Liabilities (Net)	1.0%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLDFX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2025

Adviser Class    IFAAX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$48	0.95%

Total Return Based on a $10,000 Investment

	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	9,911	10,070	10,027
Aug-15	9,373	10,055	9,912
Sep-15	8,770	10,123	9,883
Oct-15	9,287	10,125	10,018
Nov-15	8,869	10,098	9,959
Dec-15	8,533	10,065	9,910
Jan-16	8,310	10,204	9,883
Feb-16	8,373	10,276	9,960
Mar-16	9,050	10,371	10,189
Apr-16	9,359	10,410	10,273
May-16	9,629	10,413	10,264
Jun-16	9,943	10,600	10,417
Jul-16	10,139	10,667	10,544
Aug-16	10,084	10,655	10,537
Sep-16	10,375	10,649	10,567
Oct-16	9,973	10,567	10,461
Nov-16	10,040	10,317	10,321
Dec-16	10,226	10,332	10,373
Jan-17	10,193	10,352	10,451
Feb-17	10,365	10,422	10,557
Mar-17	10,528	10,416	10,579
Apr-17	10,533	10,497	10,667
May-17	10,586	10,577	10,759
Jun-17	10,581	10,567	10,754
Jul-17	10,878	10,612	10,854
Aug-17	10,811	10,707	10,929
Sep-17	10,854	10,656	10,943
Oct-17	10,787	10,663	10,990
Nov-17	10,945	10,649	11,036
Dec-17	11,045	10,698	11,099
Jan-18	11,161	10,575	11,151
Feb-18	10,967	10,474	10,992
Mar-18	10,929	10,542	11,004
Apr-18	10,895	10,463	10,958
May-18	10,967	10,538	11,008
Jun-18	10,938	10,525	11,004
Jul-18	11,070	10,527	11,075
Aug-18	11,177	10,595	11,137
Sep-18	11,163	10,527	11,103
Oct-18	10,800	10,444	10,888
Nov-18	10,810	10,506	10,976
Dec-18	10,769	10,699	10,966
Jan-19	10,980	10,813	11,248
Feb-19	11,065	10,806	11,311
Mar-19	11,191	11,014	11,477
Apr-19	11,302	11,017	11,554
May-19	11,145	11,212	11,544
Jun-19	11,478	11,353	11,794
Jul-19	11,544	11,378	11,825
Aug-19	11,574	11,673	11,919
Sep-19	11,600	11,611	11,962
Oct-19	11,671	11,646	12,054
Nov-19	11,753	11,640	12,097
Dec-19	11,900	11,632	12,196
Jan-20	11,967	11,855	12,321
Feb-20	11,725	12,069	12,249
Mar-20	11,087	11,998	11,785
Apr-20	11,335	12,211	12,204
May-20	11,562	12,268	12,403
Jun-20	11,676	12,345	12,549
Jul-20	12,002	12,530	12,836
Aug-20	12,205	12,428	12,928
Sep-20	12,054	12,422	12,840
Oct-20	11,919	12,366	12,746
Nov-20	12,429	12,488	13,209
Dec-20	12,696	12,505	13,385
Jan-21	12,633	12,415	13,289
Feb-21	12,628	12,236	13,171
Mar-21	12,743	12,083	13,170
Apr-21	12,991	12,178	13,380
May-21	13,054	12,218	13,495
Jun-21	13,191	12,304	13,576
Jul-21	13,239	12,442	13,705
Aug-21	13,334	12,418	13,752
Sep-21	13,133	12,310	13,535
Oct-21	13,297	12,307	13,630
Nov-21	13,212	12,344	13,565
Dec-21	13,336	12,312	13,687
Jan-22	13,057	12,047	13,341
Feb-22	12,962	11,912	13,168
Mar-22	12,828	11,581	12,946
Apr-22	12,488	11,142	12,395
May-22	12,499	11,214	12,448
Jun-22	11,992	11,038	12,042
Jul-22	12,165	11,307	12,434
Aug-22	11,997	10,988	12,083
Sep-22	11,763	10,513	11,402
Oct-22	11,841	10,377	11,470
Nov-22	12,140	10,759	11,998
Dec-22	12,011	10,710	11,888
Jan-23	12,318	11,040	12,312
Feb-23	12,108	10,754	12,000
Mar-23	12,261	11,027	12,260
Apr-23	12,336	11,094	12,348
May-23	12,221	10,973	12,183
Jun-23	12,427	10,934	12,296
Jul-23	12,571	10,927	12,402
Aug-23	12,479	10,857	12,254
Sep-23	12,266	10,581	11,920
Oct-23	12,132	10,414	11,701
Nov-23	12,667	10,886	12,314
Dec-23	13,219	11,302	12,808
Jan-24	13,243	11,271	12,780
Feb-24	13,366	11,112	12,736
Mar-24	13,619	11,215	12,905
Apr-24	13,234	10,931	12,567
May-24	13,601	11,117	12,823
Jun-24	13,749	11,222	12,934
Jul-24	14,029	11,484	13,257
Aug-24	14,261	11,649	13,493
Sep-24	14,428	11,805	13,701
Oct-24	14,158	11,512	13,347
Nov-24	14,458	11,634	13,544
Dec-24	14,128	11,444	13,265
Jan-25	14,328	11,504	13,433
Feb-25	14,504	11,757	13,659
Mar-25	14,213	11,762	13,603
Apr-25	14,116	11,808	13,710
May-25	14,280	11,724	13,765
Jun-25	14,610	11,904	14,041

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$158,931,236
# of Portfolio Holdings	174
Portfolio Turnover Rate	65%
Advisory Fees and Waivers	382,498

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	6.26%	4.59%	3.86%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar Conservative Target Risk Index	8.56%	2.27%	3.45%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	15.0%
Baird Core Plus Bond Fund - Class I	14.9%
iShares 7-10 Year Treasury Bond ETF	10.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6.9%
Dodge & Cox Income Fund - Class I	6.5%
BrandywineGLOBAL High Yield Fund - Class IS	5.9%
Fidelity Advisor Short Duration High Income Fund - Class Z	4.1%
Frost Total Return Bond Fund - Class I	4.0%
Microsoft Corp	2.0%
Berkshire Hathaway Inc	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.1%Footnote Reference
Energy	2.8%Footnote Reference
Consumer Staples	6.6%Footnote Reference
Health Care	7.9%Footnote Reference
Industrials	9.9%Footnote Reference
Consumer Discretionary	10.4%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.0%Footnote Reference
Information Technology	27.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	21.0%Footnote Reference
Registered Investment Companies	68.2%Footnote Reference
Money Market Registered Investment Companies	10.2%Footnote Reference
Assets/Other Liabilities (Net)	0.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    IFAAX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Institutional Class    IFAIX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$47	0.94%

Total Return Based on a $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	9,911	10,070	10,027
Aug-15	9,373	10,055	9,912
Sep-15	8,770	10,123	9,883
Oct-15	9,287	10,125	10,018
Nov-15	8,869	10,098	9,959
Dec-15	8,533	10,065	9,910
Jan-16	8,310	10,204	9,883
Feb-16	8,373	10,276	9,960
Mar-16	9,050	10,371	10,189
Apr-16	9,359	10,410	10,273
May-16	9,629	10,413	10,264
Jun-16	9,943	10,600	10,417
Jul-16	10,139	10,667	10,544
Aug-16	10,084	10,655	10,537
Sep-16	10,375	10,649	10,567
Oct-16	9,973	10,567	10,461
Nov-16	10,040	10,317	10,321
Dec-16	10,225	10,332	10,373
Jan-17	10,192	10,352	10,451
Feb-17	10,369	10,422	10,557
Mar-17	10,527	10,416	10,579
Apr-17	10,532	10,497	10,667
May-17	10,584	10,577	10,759
Jun-17	10,584	10,567	10,754
Jul-17	10,882	10,612	10,854
Aug-17	10,814	10,707	10,929
Sep-17	10,858	10,656	10,943
Oct-17	10,800	10,663	10,990
Nov-17	10,953	10,649	11,036
Dec-17	11,054	10,698	11,099
Jan-18	11,175	10,575	11,151
Feb-18	10,981	10,474	10,992
Mar-18	10,947	10,542	11,004
Apr-18	10,913	10,463	10,958
May-18	10,991	10,538	11,008
Jun-18	10,962	10,525	11,004
Jul-18	11,093	10,527	11,075
Aug-18	11,201	10,595	11,137
Sep-18	11,191	10,527	11,103
Oct-18	10,828	10,444	10,888
Nov-18	10,838	10,506	10,976
Dec-18	10,802	10,699	10,966
Jan-19	11,013	10,813	11,248
Feb-19	11,103	10,806	11,311
Mar-19	11,229	11,014	11,477
Apr-19	11,340	11,017	11,554
May-19	11,184	11,212	11,544
Jun-19	11,522	11,353	11,794
Jul-19	11,588	11,378	11,825
Aug-19	11,623	11,673	11,919
Sep-19	11,649	11,611	11,962
Oct-19	11,720	11,646	12,054
Nov-19	11,802	11,640	12,097
Dec-19	11,948	11,632	12,196
Jan-20	12,010	11,855	12,321
Feb-20	11,773	12,069	12,249
Mar-20	11,134	11,998	11,785
Apr-20	11,377	12,211	12,204
May-20	11,605	12,268	12,403
Jun-20	11,718	12,345	12,549
Jul-20	12,046	12,530	12,836
Aug-20	12,254	12,428	12,928
Sep-20	12,103	12,422	12,840
Oct-20	11,967	12,366	12,746
Nov-20	12,479	12,488	13,209
Dec-20	12,747	12,505	13,385
Jan-21	12,678	12,415	13,289
Feb-21	12,673	12,236	13,171
Mar-21	12,789	12,083	13,170
Apr-21	13,037	12,178	13,380
May-21	13,105	12,218	13,495
Jun-21	13,242	12,304	13,576
Jul-21	13,285	12,442	13,705
Aug-21	13,380	12,418	13,752
Sep-21	13,179	12,310	13,535
Oct-21	13,338	12,307	13,630
Nov-21	13,253	12,344	13,565
Dec-21	13,376	12,312	13,687
Jan-22	13,097	12,047	13,341
Feb-22	13,002	11,912	13,168
Mar-22	12,868	11,581	12,946
Apr-22	12,522	11,142	12,395
May-22	12,533	11,214	12,448
Jun-22	12,025	11,038	12,042
Jul-22	12,199	11,307	12,434
Aug-22	12,025	10,988	12,083
Sep-22	11,790	10,513	11,402
Oct-22	11,869	10,377	11,470
Nov-22	12,174	10,759	11,998
Dec-22	12,039	10,710	11,888
Jan-23	12,346	11,040	12,312
Feb-23	12,135	10,754	12,000
Mar-23	12,295	11,027	12,260
Apr-23	12,363	11,094	12,348
May-23	12,249	10,973	12,183
Jun-23	12,455	10,934	12,296
Jul-23	12,599	10,927	12,402
Aug-23	12,501	10,857	12,254
Sep-23	12,293	10,581	11,920
Oct-23	12,154	10,414	11,701
Nov-23	12,689	10,886	12,314
Dec-23	13,246	11,302	12,808
Jan-24	13,269	11,271	12,780
Feb-24	13,393	11,112	12,736
Mar-24	13,639	11,215	12,905
Apr-24	13,255	10,931	12,567
May-24	13,622	11,117	12,823
Jun-24	13,769	11,222	12,934
Jul-24	14,049	11,484	13,257
Aug-24	14,281	11,649	13,493
Sep-24	14,442	11,805	13,701
Oct-24	14,172	11,512	13,347
Nov-24	14,478	11,634	13,544
Dec-24	14,144	11,444	13,265
Jan-25	14,344	11,504	13,433
Feb-25	14,519	11,757	13,659
Mar-25	14,229	11,762	13,603
Apr-25	14,132	11,808	13,710
May-25	14,296	11,724	13,765
Jun-25	14,625	11,904	14,041

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$158,931,236
# of Portfolio Holdings	174
Portfolio Turnover Rate	65%
Advisory Fees and Waivers	382,498

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	6.22%	4.53%	3.87%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar Conservative Target Risk Index	8.56%	2.27%	3.45%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	15.0%
Baird Core Plus Bond Fund - Class I	14.9%
iShares 7-10 Year Treasury Bond ETF	10.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6.9%
Dodge & Cox Income Fund - Class I	6.5%
BrandywineGLOBAL High Yield Fund - Class IS	5.9%
Fidelity Advisor Short Duration High Income Fund - Class Z	4.1%
Frost Total Return Bond Fund - Class I	4.0%
Microsoft Corp	2.0%
Berkshire Hathaway Inc	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.1%Footnote Reference
Energy	2.8%Footnote Reference
Consumer Staples	6.6%Footnote Reference
Health Care	7.9%Footnote Reference
Industrials	9.9%Footnote Reference
Consumer Discretionary	10.4%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.0%Footnote Reference
Information Technology	27.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	21.0%Footnote Reference
Registered Investment Companies	68.2%Footnote Reference
Money Market Registered Investment Companies	10.2%Footnote Reference
Assets/Other Liabilities (Net)	0.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    IFAIX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Retail Class    FLRUX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$60	1.20%

Total Return Based on a $10,000 Investment

	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	9,911	10,070	10,027
Aug-15	9,373	10,055	9,912
Sep-15	8,770	10,123	9,883
Oct-15	9,287	10,125	10,018
Nov-15	8,869	10,098	9,959
Dec-15	8,533	10,065	9,910
Jan-16	8,310	10,204	9,883
Feb-16	8,373	10,276	9,960
Mar-16	9,050	10,371	10,189
Apr-16	9,359	10,410	10,273
May-16	9,629	10,413	10,264
Jun-16	9,943	10,600	10,417
Jul-16	10,139	10,667	10,544
Aug-16	10,084	10,655	10,537
Sep-16	10,375	10,649	10,567
Oct-16	9,973	10,567	10,461
Nov-16	10,044	10,317	10,321
Dec-16	10,228	10,332	10,373
Jan-17	10,190	10,352	10,451
Feb-17	10,362	10,422	10,557
Mar-17	10,521	10,416	10,579
Apr-17	10,521	10,497	10,667
May-17	10,569	10,577	10,759
Jun-17	10,564	10,567	10,754
Jul-17	10,861	10,612	10,854
Aug-17	10,789	10,707	10,929
Sep-17	10,833	10,656	10,943
Oct-17	10,765	10,663	10,990
Nov-17	10,919	10,649	11,036
Dec-17	11,009	10,698	11,099
Jan-18	11,127	10,575	11,151
Feb-18	10,936	10,474	10,992
Mar-18	10,892	10,542	11,004
Apr-18	10,858	10,463	10,958
May-18	10,931	10,538	11,008
Jun-18	10,897	10,525	11,004
Jul-18	11,025	10,527	11,075
Aug-18	11,133	10,595	11,137
Sep-18	11,118	10,527	11,103
Oct-18	10,757	10,444	10,888
Nov-18	10,762	10,506	10,976
Dec-18	10,721	10,699	10,966
Jan-19	10,934	10,813	11,248
Feb-19	11,015	10,806	11,311
Mar-19	11,141	11,014	11,477
Apr-19	11,248	11,017	11,554
May-19	11,085	11,212	11,544
Jun-19	11,421	11,353	11,794
Jul-19	11,482	11,378	11,825
Aug-19	11,507	11,673	11,919
Sep-19	11,533	11,611	11,962
Oct-19	11,600	11,646	12,054
Nov-19	11,677	11,640	12,097
Dec-19	11,820	11,632	12,196
Jan-20	11,882	11,855	12,321
Feb-20	11,639	12,069	12,249
Mar-20	11,003	11,998	11,785
Apr-20	11,241	12,211	12,204
May-20	11,464	12,268	12,403
Jun-20	11,573	12,345	12,549
Jul-20	11,891	12,530	12,836
Aug-20	12,094	12,428	12,928
Sep-20	11,938	12,422	12,840
Oct-20	11,802	12,366	12,746
Nov-20	12,303	12,488	13,209
Dec-20	12,562	12,505	13,385
Jan-21	12,494	12,415	13,289
Feb-21	12,488	12,236	13,171
Mar-21	12,593	12,083	13,170
Apr-21	12,835	12,178	13,380
May-21	12,899	12,218	13,495
Jun-21	13,025	12,304	13,576
Jul-21	13,067	12,442	13,705
Aug-21	13,157	12,418	13,752
Sep-21	12,956	12,310	13,535
Oct-21	13,115	12,307	13,630
Nov-21	13,025	12,344	13,565
Dec-21	13,145	12,312	13,687
Jan-22	12,867	12,047	13,341
Feb-22	12,772	11,912	13,168
Mar-22	12,639	11,581	12,946
Apr-22	12,300	11,142	12,395
May-22	12,311	11,214	12,448
Jun-22	11,810	11,038	12,042
Jul-22	11,977	11,307	12,434
Aug-22	11,805	10,988	12,083
Sep-22	11,571	10,513	11,402
Oct-22	11,643	10,377	11,470
Nov-22	11,930	10,759	11,998
Dec-22	11,798	10,710	11,888
Jan-23	12,098	11,040	12,312
Feb-23	11,889	10,754	12,000
Mar-23	12,036	11,027	12,260
Apr-23	12,104	11,094	12,348
May-23	11,985	10,973	12,183
Jun-23	12,190	10,934	12,296
Jul-23	12,327	10,927	12,402
Aug-23	12,230	10,857	12,254
Sep-23	12,018	10,581	11,920
Oct-23	11,885	10,414	11,701
Nov-23	12,404	10,886	12,314
Dec-23	12,939	11,302	12,808
Jan-24	12,962	11,271	12,780
Feb-24	13,079	11,112	12,736
Mar-24	13,323	11,215	12,905
Apr-24	12,942	10,931	12,567
May-24	13,300	11,117	12,823
Jun-24	13,440	11,222	12,934
Jul-24	13,705	11,484	13,257
Aug-24	13,929	11,649	13,493
Sep-24	14,089	11,805	13,701
Oct-24	13,816	11,512	13,347
Nov-24	14,112	11,634	13,544
Dec-24	13,783	11,444	13,265
Jan-25	13,975	11,504	13,433
Feb-25	14,148	11,757	13,659
Mar-25	13,861	11,762	13,603
Apr-25	13,765	11,808	13,710
May-25	13,916	11,724	13,765
Jun-25	14,235	11,904	14,041

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$158,931,236
# of Portfolio Holdings	174
Portfolio Turnover Rate	65%
Advisory Fees and Waivers	382,498

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	5.91%	4.23%	3.59%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar Conservative Target Risk Index	8.56%	2.27%	3.45%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	15.0%
Baird Core Plus Bond Fund - Class I	14.9%
iShares 7-10 Year Treasury Bond ETF	10.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6.9%
Dodge & Cox Income Fund - Class I	6.5%
BrandywineGLOBAL High Yield Fund - Class IS	5.9%
Fidelity Advisor Short Duration High Income Fund - Class Z	4.1%
Frost Total Return Bond Fund - Class I	4.0%
Microsoft Corp	2.0%
Berkshire Hathaway Inc	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.1%Footnote Reference
Energy	2.8%Footnote Reference
Consumer Staples	6.6%Footnote Reference
Health Care	7.9%Footnote Reference
Industrials	9.9%Footnote Reference
Consumer Discretionary	10.4%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.0%Footnote Reference
Information Technology	27.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	21.0%Footnote Reference
Registered Investment Companies	68.2%Footnote Reference
Money Market Registered Investment Companies	10.2%Footnote Reference
Assets/Other Liabilities (Net)	0.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLRUX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Adviser Class    DYGAX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$52	1.02%

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,130	10,167	10,014
Aug-15	9,491	9,553	9,424
Sep-15	9,162	9,275	9,115
Oct-15	9,772	10,008	9,734
Nov-15	9,832	10,063	9,697
Dec-15	9,644	9,857	9,493
Jan-16	9,057	9,300	8,948
Feb-16	8,923	9,297	8,950
Mar-16	9,521	9,952	9,616
Apr-16	9,490	10,014	9,774
May-16	9,603	10,193	9,824
Jun-16	9,593	10,214	9,830
Jul-16	9,955	10,619	10,245
Aug-16	9,944	10,646	10,291
Sep-16	9,975	10,663	10,346
Oct-16	9,700	10,432	10,148
Nov-16	10,001	10,899	10,363
Dec-16	10,174	11,112	10,569
Jan-17	10,331	11,321	10,825
Feb-17	10,728	11,742	11,126
Mar-17	10,707	11,750	11,220
Apr-17	10,833	11,875	11,366
May-17	11,011	11,996	11,535
Jun-17	11,063	12,104	11,622
Jul-17	11,326	12,333	11,900
Aug-17	11,409	12,356	11,934
Sep-17	11,651	12,658	12,187
Oct-17	11,965	12,934	12,422
Nov-17	12,206	13,327	12,698
Dec-17	12,354	13,460	12,889
Jan-18	13,058	14,169	13,512
Feb-18	12,547	13,647	12,974
Mar-18	12,320	13,373	12,803
Apr-18	12,422	13,424	12,877
May-18	12,603	13,803	12,978
Jun-18	12,467	13,893	12,949
Jul-18	12,832	14,354	13,294
Aug-18	13,082	14,858	13,453
Sep-18	13,071	14,883	13,455
Oct-18	12,148	13,787	12,488
Nov-18	12,319	14,063	12,722
Dec-18	11,304	12,754	11,836
Jan-19	12,191	13,849	12,802
Feb-19	12,490	14,336	13,157
Mar-19	12,622	14,545	13,284
Apr-19	12,968	15,126	13,687
May-19	12,184	14,147	12,930
Jun-19	12,974	15,141	13,735
Jul-19	13,032	15,366	13,784
Aug-19	12,778	15,053	13,464
Sep-19	13,009	15,317	13,783
Oct-19	13,286	15,647	14,119
Nov-19	13,657	16,242	14,439
Dec-19	14,050	16,711	14,903
Jan-20	13,814	16,692	14,689
Feb-20	12,788	15,326	13,526
Mar-20	11,243	13,218	11,517
Apr-20	12,505	14,969	12,707
May-20	13,165	15,769	13,283
Jun-20	13,460	16,130	13,625
Jul-20	14,100	17,046	14,265
Aug-20	14,999	18,281	14,973
Sep-20	14,497	17,615	14,579
Oct-20	14,094	17,235	14,323
Nov-20	15,588	19,331	16,139
Dec-20	16,278	20,201	16,879
Jan-21	16,278	20,111	16,808
Feb-21	16,604	20,740	17,329
Mar-21	17,161	21,483	17,828
Apr-21	17,838	22,591	18,541
May-21	18,104	22,694	18,867
Jun-21	18,358	23,253	18,995
Jul-21	18,515	23,647	19,077
Aug-21	18,975	24,321	19,487
Sep-21	18,196	23,230	18,796
Oct-21	19,215	24,801	19,549
Nov-21	18,863	24,423	18,957
Dec-21	19,537	25,385	19,799
Jan-22	18,565	23,891	18,841
Feb-22	18,176	23,290	18,530
Mar-22	18,579	24,045	18,838
Apr-22	17,107	21,887	17,500
May-22	17,190	21,858	17,519
Jun-22	15,788	20,029	16,031
Jul-22	16,899	21,908	17,105
Aug-22	16,191	21,091	16,552
Sep-22	14,871	19,135	15,016
Oct-22	16,067	20,704	15,932
Nov-22	17,304	21,785	17,194
Dec-22	16,562	20,509	16,645
Jan-23	17,554	21,922	17,831
Feb-23	17,022	21,409	17,303
Mar-23	17,568	21,982	17,545
Apr-23	17,885	22,216	17,724
May-23	17,626	22,302	17,352
Jun-23	18,619	23,825	18,315
Jul-23	19,138	24,679	19,009
Aug-23	18,777	24,203	18,434
Sep-23	18,041	23,050	17,718
Oct-23	17,476	22,439	17,085
Nov-23	18,925	24,532	18,626
Dec-23	19,994	25,833	19,692
Jan-24	20,082	26,119	19,663
Feb-24	21,102	27,533	20,333
Mar-24	21,919	28,421	20,984
Apr-24	20,939	27,170	20,248
May-24	22,007	28,454	20,871
Jun-24	22,299	29,335	21,039
Jul-24	22,755	29,880	21,606
Aug-24	23,225	30,531	22,164
Sep-24	23,372	31,162	22,683
Oct-24	22,900	30,934	22,133
Nov-24	23,829	32,991	23,028
Dec-24	22,913	31,983	22,154
Jan-25	23,618	32,993	22,977
Feb-25	23,483	32,360	22,925
Mar-25	22,360	30,473	22,307
Apr-25	22,377	30,268	22,598
May-25	23,588	32,187	23,644
Jun-25	24,530	33,822	24,564

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$409,502,286
# of Portfolio Holdings	185
Portfolio Turnover Rate	141%
Advisory Fees and Waivers	1,271,630

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	10.00%	12.75%	9.39%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Aggressive Target Risk Index	16.75%	12.51%	9.40%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	5.1%
Berkshire Hathaway Inc	3.9%
NVIDIA Corp	3.5%
Amazon.com Inc	3.4%
Meta Platforms Inc	2.0%
Costco Wholesale Corp	1.8%
Alphabet Inc	1.8%
Apple Inc	1.5%
Mastercard Inc	1.3%
Walmart Inc	1.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.3%Footnote Reference
Energy	2.6%Footnote Reference
Consumer Staples	6.8%Footnote Reference
Health Care	7.8%Footnote Reference
Consumer Discretionary	9.8%Footnote Reference
Industrials	10.2%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.1%Footnote Reference
Information Technology	27.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	53.7%Footnote Reference
Registered Investment Companies	5.0%Footnote Reference
Money Market Registered Investment Companies	37.6%Footnote Reference
Assets/Other Liabilities (Net)	3.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    DYGAX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Institutional Class    DYGIX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$51	1.00%

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,130	10,167	10,014
Aug-15	9,491	9,553	9,424
Sep-15	9,162	9,275	9,115
Oct-15	9,772	10,008	9,734
Nov-15	9,832	10,063	9,697
Dec-15	9,644	9,857	9,493
Jan-16	9,057	9,300	8,948
Feb-16	8,923	9,297	8,950
Mar-16	9,521	9,952	9,616
Apr-16	9,490	10,014	9,774
May-16	9,603	10,193	9,824
Jun-16	9,593	10,214	9,830
Jul-16	9,955	10,619	10,245
Aug-16	9,944	10,646	10,291
Sep-16	9,975	10,663	10,346
Oct-16	9,700	10,432	10,148
Nov-16	10,001	10,899	10,363
Dec-16	10,165	11,112	10,569
Jan-17	10,332	11,321	10,825
Feb-17	10,730	11,742	11,126
Mar-17	10,709	11,750	11,220
Apr-17	10,824	11,875	11,366
May-17	11,002	11,996	11,535
Jun-17	11,065	12,104	11,622
Jul-17	11,328	12,333	11,900
Aug-17	11,412	12,356	11,934
Sep-17	11,664	12,658	12,187
Oct-17	11,978	12,934	12,422
Nov-17	12,220	13,327	12,698
Dec-17	12,361	13,460	12,889
Jan-18	13,078	14,169	13,512
Feb-18	12,555	13,647	12,974
Mar-18	12,339	13,373	12,803
Apr-18	12,441	13,424	12,877
May-18	12,623	13,803	12,978
Jun-18	12,498	13,893	12,949
Jul-18	12,864	14,354	13,294
Aug-18	13,126	14,858	13,453
Sep-18	13,115	14,883	13,455
Oct-18	12,189	13,787	12,488
Nov-18	12,360	14,063	12,722
Dec-18	11,350	12,754	11,836
Jan-19	12,240	13,849	12,802
Feb-19	12,540	14,336	13,157
Mar-19	12,679	14,545	13,284
Apr-19	13,026	15,126	13,687
May-19	12,227	14,147	12,930
Jun-19	13,026	15,141	13,735
Jul-19	13,096	15,366	13,784
Aug-19	12,841	15,053	13,464
Sep-19	13,073	15,317	13,783
Oct-19	13,352	15,647	14,119
Nov-19	13,725	16,242	14,439
Dec-19	14,119	16,711	14,903
Jan-20	13,882	16,692	14,689
Feb-20	12,850	15,326	13,526
Mar-20	11,295	13,218	11,517
Apr-20	12,577	14,969	12,707
May-20	13,241	15,769	13,283
Jun-20	13,541	16,130	13,625
Jul-20	14,185	17,046	14,265
Aug-20	15,090	18,281	14,973
Sep-20	14,579	17,615	14,579
Oct-20	14,173	17,235	14,323
Nov-20	15,676	19,331	16,139
Dec-20	16,370	20,201	16,879
Jan-21	16,358	20,111	16,808
Feb-21	16,699	20,740	17,329
Mar-21	17,247	21,483	17,828
Apr-21	17,928	22,591	18,541
May-21	18,196	22,694	18,867
Jun-21	18,452	23,253	18,995
Jul-21	18,610	23,647	19,077
Aug-21	19,073	24,321	19,487
Sep-21	18,287	23,230	18,796
Oct-21	19,314	24,801	19,549
Nov-21	18,947	24,423	18,957
Dec-21	19,624	25,385	19,799
Jan-22	18,660	23,891	18,841
Feb-22	18,255	23,290	18,530
Mar-22	18,674	24,045	18,838
Apr-22	17,192	21,887	17,500
May-22	17,276	21,858	17,519
Jun-22	15,864	20,029	16,031
Jul-22	16,983	21,908	17,105
Aug-22	16,270	21,091	16,552
Sep-22	14,942	19,135	15,016
Oct-22	16,131	20,704	15,932
Nov-22	17,377	21,785	17,194
Dec-22	16,630	20,509	16,645
Jan-23	17,629	21,922	17,831
Feb-23	17,093	21,409	17,303
Mar-23	17,643	21,982	17,545
Apr-23	17,962	22,216	17,724
May-23	17,701	22,302	17,352
Jun-23	18,686	23,825	18,315
Jul-23	19,209	24,679	19,009
Aug-23	18,860	24,203	18,434
Sep-23	18,105	23,050	17,718
Oct-23	17,536	22,439	17,085
Nov-23	18,994	24,532	18,626
Dec-23	20,079	25,833	19,692
Jan-24	20,153	26,119	19,663
Feb-24	21,179	27,533	20,333
Mar-24	22,001	28,421	20,984
Apr-24	21,015	27,170	20,248
May-24	22,089	28,454	20,871
Jun-24	22,368	29,335	21,039
Jul-24	22,826	29,880	21,606
Aug-24	23,299	30,531	22,164
Sep-24	23,446	31,162	22,683
Oct-24	22,972	30,934	22,133
Nov-24	23,906	32,991	23,028
Dec-24	22,974	31,983	22,154
Jan-25	23,682	32,993	22,977
Feb-25	23,547	32,360	22,925
Mar-25	22,435	30,473	22,307
Apr-25	22,452	30,268	22,598
May-25	23,652	32,187	23,644
Jun-25	24,599	33,822	24,564

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$409,502,286
# of Portfolio Holdings	185
Portfolio Turnover Rate	141%
Advisory Fees and Waivers	1,271,630

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	9.97%	12.68%	9.42%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Aggressive Target Risk Index	16.75%	12.51%	9.40%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	5.1%
Berkshire Hathaway Inc	3.9%
NVIDIA Corp	3.5%
Amazon.com Inc	3.4%
Meta Platforms Inc	2.0%
Costco Wholesale Corp	1.8%
Alphabet Inc	1.8%
Apple Inc	1.5%
Mastercard Inc	1.3%
Walmart Inc	1.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.3%Footnote Reference
Energy	2.6%Footnote Reference
Consumer Staples	6.8%Footnote Reference
Health Care	7.8%Footnote Reference
Consumer Discretionary	9.8%Footnote Reference
Industrials	10.2%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.1%Footnote Reference
Information Technology	27.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	53.7%Footnote Reference
Registered Investment Companies	5.0%Footnote Reference
Money Market Registered Investment Companies	37.6%Footnote Reference
Assets/Other Liabilities (Net)	3.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    DYGIX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Retail Class    FLDGX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$67	1.30%

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,130	10,167	10,014
Aug-15	9,491	9,553	9,424
Sep-15	9,162	9,275	9,115
Oct-15	9,772	10,008	9,734
Nov-15	9,832	10,063	9,697
Dec-15	9,644	9,857	9,493
Jan-16	9,057	9,300	8,948
Feb-16	8,923	9,297	8,950
Mar-16	9,521	9,952	9,616
Apr-16	9,490	10,014	9,774
May-16	9,603	10,193	9,824
Jun-16	9,593	10,214	9,830
Jul-16	9,955	10,619	10,245
Aug-16	9,944	10,646	10,291
Sep-16	9,975	10,663	10,346
Oct-16	9,700	10,432	10,148
Nov-16	10,001	10,899	10,363
Dec-16	10,162	11,112	10,569
Jan-17	10,319	11,321	10,825
Feb-17	10,717	11,742	11,126
Mar-17	10,696	11,750	11,220
Apr-17	10,811	11,875	11,366
May-17	10,989	11,996	11,535
Jun-17	11,046	12,104	11,622
Jul-17	11,298	12,333	11,900
Aug-17	11,382	12,356	11,934
Sep-17	11,623	12,658	12,187
Oct-17	11,937	12,934	12,422
Nov-17	12,168	13,327	12,698
Dec-17	12,317	13,460	12,889
Jan-18	13,021	14,169	13,512
Feb-18	12,499	13,647	12,974
Mar-18	12,272	13,373	12,803
Apr-18	12,374	13,424	12,877
May-18	12,556	13,803	12,978
Jun-18	12,420	13,893	12,949
Jul-18	12,784	14,354	13,294
Aug-18	13,034	14,858	13,453
Sep-18	13,011	14,883	13,455
Oct-18	12,089	13,787	12,488
Nov-18	12,260	14,063	12,722
Dec-18	11,251	12,754	11,836
Jan-19	12,136	13,849	12,802
Feb-19	12,423	14,336	13,157
Mar-19	12,561	14,545	13,284
Apr-19	12,895	15,126	13,687
May-19	12,113	14,147	12,930
Jun-19	12,895	15,141	13,735
Jul-19	12,952	15,366	13,784
Aug-19	12,699	15,053	13,464
Sep-19	12,918	15,317	13,783
Oct-19	13,195	15,647	14,119
Nov-19	13,564	16,242	14,439
Dec-19	13,951	16,711	14,903
Jan-20	13,704	16,692	14,689
Feb-20	12,682	15,326	13,526
Mar-20	11,142	13,218	11,517
Apr-20	12,400	14,969	12,707
May-20	13,058	15,769	13,283
Jun-20	13,340	16,130	13,625
Jul-20	13,964	17,046	14,265
Aug-20	14,859	18,281	14,973
Sep-20	14,350	17,615	14,579
Oct-20	13,949	17,235	14,323
Nov-20	15,422	19,331	16,139
Dec-20	16,096	20,201	16,879
Jan-21	16,084	20,111	16,808
Feb-21	16,408	20,740	17,329
Mar-21	16,949	21,483	17,828
Apr-21	17,610	22,591	18,541
May-21	17,875	22,694	18,867
Jun-21	18,115	23,253	18,995
Jul-21	18,272	23,647	19,077
Aug-21	18,716	24,321	19,487
Sep-21	17,936	23,230	18,796
Oct-21	18,937	24,801	19,549
Nov-21	18,575	24,423	18,957
Dec-21	19,241	25,385	19,799
Jan-22	18,288	23,891	18,841
Feb-22	17,888	23,290	18,530
Mar-22	18,288	24,045	18,838
Apr-22	16,824	21,887	17,500
May-22	16,907	21,858	17,519
Jun-22	15,526	20,029	16,031
Jul-22	16,603	21,908	17,105
Aug-22	15,913	21,091	16,552
Sep-22	14,614	19,135	15,016
Oct-22	15,775	20,704	15,932
Nov-22	16,979	21,785	17,194
Dec-22	16,254	20,509	16,645
Jan-23	17,212	21,922	17,831
Feb-23	16,697	21,409	17,303
Mar-23	17,227	21,982	17,545
Apr-23	17,542	22,216	17,724
May-23	17,269	22,302	17,352
Jun-23	18,243	23,825	18,315
Jul-23	18,731	24,679	19,009
Aug-23	18,387	24,203	18,434
Sep-23	17,655	23,050	17,718
Oct-23	17,094	22,439	17,085
Nov-23	18,518	24,532	18,626
Dec-23	19,560	25,833	19,692
Jan-24	19,632	26,119	19,663
Feb-24	20,630	27,533	20,333
Mar-24	21,425	28,421	20,984
Apr-24	20,454	27,170	20,248
May-24	21,497	28,454	20,871
Jun-24	21,773	29,335	21,039
Jul-24	22,209	29,880	21,606
Aug-24	22,660	30,531	22,164
Sep-24	22,791	31,162	22,683
Oct-24	22,324	30,934	22,133
Nov-24	23,228	32,991	23,028
Dec-24	22,329	31,983	22,154
Jan-25	23,009	32,993	22,977
Feb-25	22,876	32,360	22,925
Mar-25	21,782	30,473	22,307
Apr-25	21,799	30,268	22,598
May-25	22,962	32,187	23,644
Jun-25	23,876	33,822	24,564

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$409,502,286
# of Portfolio Holdings	185
Portfolio Turnover Rate	141%
Advisory Fees and Waivers	1,271,630

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	9.66%	12.35%	9.09%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Aggressive Target Risk Index	16.75%	12.51%	9.40%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	5.1%
Berkshire Hathaway Inc	3.9%
NVIDIA Corp	3.5%
Amazon.com Inc	3.4%
Meta Platforms Inc	2.0%
Costco Wholesale Corp	1.8%
Alphabet Inc	1.8%
Apple Inc	1.5%
Mastercard Inc	1.3%
Walmart Inc	1.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.3%Footnote Reference
Energy	2.6%Footnote Reference
Consumer Staples	6.8%Footnote Reference
Health Care	7.8%Footnote Reference
Consumer Discretionary	9.8%Footnote Reference
Industrials	10.2%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.1%Footnote Reference
Information Technology	27.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	53.7%Footnote Reference
Registered Investment Companies	5.0%Footnote Reference
Money Market Registered Investment Companies	37.6%Footnote Reference
Assets/Other Liabilities (Net)	3.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLDGX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Adviser Class    GBPAX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$79	1.51%

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-15	10,000	10,000	10,000
Jul-15	10,000	10,167	10,033
Aug-15	9,312	9,553	9,640
Sep-15	8,967	9,275	9,446
Oct-15	9,493	10,008	9,855
Nov-15	9,493	10,063	9,768
Dec-15	9,208	9,857	9,663
Jan-16	8,606	9,300	9,339
Feb-16	8,488	9,297	9,400
Mar-16	9,129	9,952	9,900
Apr-16	9,129	10,014	10,050
May-16	9,119	10,193	10,020
Jun-16	9,099	10,214	10,103
Jul-16	9,455	10,619	10,406
Aug-16	9,485	10,646	10,422
Sep-16	9,584	10,663	10,483
Oct-16	9,327	10,432	10,277
Nov-16	9,396	10,899	10,206
Dec-16	9,545	11,112	10,339
Jan-17	9,794	11,321	10,548
Feb-17	10,014	11,742	10,756
Mar-17	10,123	11,750	10,847
Apr-17	10,263	11,875	11,002
May-17	10,413	11,996	11,197
Jun-17	10,473	12,104	11,231
Jul-17	10,812	12,333	11,463
Aug-17	10,912	12,356	11,528
Sep-17	11,142	12,658	11,650
Oct-17	11,432	12,934	11,786
Nov-17	11,592	13,327	11,970
Dec-17	11,725	13,460	12,103
Jan-18	12,335	14,169	12,526
Feb-18	11,888	13,647	12,171
Mar-18	11,715	13,373	12,083
Apr-18	11,786	13,424	12,090
May-18	11,796	13,803	12,108
Jun-18	11,654	13,893	12,064
Jul-18	11,950	14,354	12,271
Aug-18	12,052	14,858	12,375
Sep-18	12,062	14,883	12,360
Oct-18	11,145	13,787	11,742
Nov-18	11,226	14,063	11,878
Dec-18	10,936	12,754	11,436
Jan-19	11,096	13,849	12,034
Feb-19	11,235	14,336	12,207
Mar-19	11,315	14,545	12,359
Apr-19	11,550	15,126	12,594
May-19	10,941	14,147	12,232
Jun-19	11,577	15,141	12,782
Jul-19	11,534	15,366	12,804
Aug-19	11,320	15,053	12,725
Sep-19	11,545	15,317	12,843
Oct-19	11,803	15,647	13,086
Nov-19	12,028	16,242	13,252
Dec-19	12,395	16,711	13,555
Jan-20	12,122	16,692	13,538
Feb-20	11,303	15,326	12,911
Mar-20	9,993	13,218	11,711
Apr-20	10,364	14,969	12,514
May-20	10,626	15,769	12,902
Jun-20	10,746	16,130	13,185
Jul-20	11,107	17,046	13,741
Aug-20	11,707	18,281	14,232
Sep-20	11,413	17,615	13,944
Oct-20	11,116	17,235	13,740
Nov-20	12,269	19,331	14,884
Dec-20	12,820	20,201	15,392
Jan-21	12,797	20,111	15,294
Feb-21	13,044	20,740	15,428
Mar-21	13,370	21,483	15,609
Apr-21	13,808	22,591	16,122
May-21	14,077	22,694	16,321
Jun-21	14,167	23,253	16,420
Jul-21	14,201	23,647	16,545
Aug-21	14,447	24,321	16,782
Sep-21	13,954	23,230	16,267
Oct-21	14,436	24,801	16,721
Nov-21	14,088	24,423	16,437
Dec-21	14,474	25,385	16,824
Jan-22	13,975	23,891	16,139
Feb-22	13,738	23,290	15,829
Mar-22	13,676	24,045	15,845
Apr-22	12,953	21,887	14,773
May-22	12,990	21,858	14,793
Jun-22	12,467	20,029	13,843
Jul-22	12,791	21,908	14,564
Aug-22	12,379	21,091	14,052
Sep-22	11,569	19,135	12,944
Oct-22	12,105	20,704	13,377
Nov-22	12,991	21,785	14,264
Dec-22	12,661	20,509	13,947
Jan-23	13,402	21,922	14,723
Feb-23	12,988	21,409	14,311
Mar-23	13,327	21,982	14,697
Apr-23	13,553	22,216	14,847
May-23	13,251	22,302	14,650
Jun-23	13,830	23,825	15,186
Jul-23	14,222	24,679	15,556
Aug-23	13,817	24,203	15,220
Sep-23	13,298	23,050	14,673
Oct-23	12,916	22,439	14,304
Nov-23	13,921	24,532	15,377
Dec-23	14,664	25,833	16,102
Jan-24	14,626	26,119	16,080
Feb-24	15,178	27,533	16,422
Mar-24	15,691	28,421	16,790
Apr-24	15,098	27,170	16,285
May-24	15,769	28,454	16,789
Jun-24	15,846	29,335	17,015
Jul-24	16,196	29,880	17,407
Aug-24	16,520	30,531	17,807
Sep-24	16,714	31,162	18,170
Oct-24	16,232	30,934	17,678
Nov-24	16,649	32,991	18,120
Dec-24	16,045	31,983	17,677
Jan-25	16,555	32,993	18,073
Feb-25	16,700	32,360	18,110
Mar-25	16,198	30,473	17,724
Apr-25	16,329	30,268	17,983
May-25	17,089	32,187	18,570
Jun-25	17,717	33,822	19,200

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$39,141,928
# of Portfolio Holdings	175
Portfolio Turnover Rate	98%
Advisory Fees and Waivers	138,801

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	11.81%	10.52%	5.89%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Global Allocation Index	12.84%	7.81%	6.74%

What did the Fund invest in?

Top 10 Holdings

iShares Core MSCI EAFE ETF	9.0%
Microsoft Corp	2.8%
Berkshire Hathaway Inc	2.2%
Baird Core Plus Bond Fund - Class I	2.1%
Fidelity Total Bond Fund - Class Z	2.1%
NVIDIA Corp	2.0%
Amazon.com Inc	1.9%
iShares Core MSCI Emerging Markets ETF	1.9%
iShares 7-10 Year Treasury Bond ETF	1.6%
Meta Platforms Inc	1.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.2%Footnote Reference
Energy	2.9%Footnote Reference
Consumer Staples	6.6%Footnote Reference
Health Care	7.7%Footnote Reference
Industrials	9.9%Footnote Reference
Consumer Discretionary	10.3%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.2%Footnote Reference
Information Technology	27.3%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	29.8%Footnote Reference
Registered Investment Companies	20.4%Footnote Reference
Money Market Registered Investment Companies	45.4%Footnote Reference
Assets/Other Liabilities (Net)	4.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    GBPAX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Institutional Class    GBPIX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$76	1.47%

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-15	10,000	10,000	10,000
Jul-15	10,000	10,167	10,033
Aug-15	9,312	9,553	9,640
Sep-15	8,967	9,275	9,446
Oct-15	9,493	10,008	9,855
Nov-15	9,493	10,063	9,768
Dec-15	9,208	9,857	9,663
Jan-16	8,606	9,300	9,339
Feb-16	8,488	9,297	9,400
Mar-16	9,129	9,952	9,900
Apr-16	9,129	10,014	10,050
May-16	9,119	10,193	10,020
Jun-16	9,099	10,214	10,103
Jul-16	9,455	10,619	10,406
Aug-16	9,485	10,646	10,422
Sep-16	9,584	10,663	10,483
Oct-16	9,327	10,432	10,277
Nov-16	9,396	10,899	10,206
Dec-16	9,545	11,112	10,339
Jan-17	9,794	11,321	10,548
Feb-17	10,013	11,742	10,756
Mar-17	10,123	11,750	10,847
Apr-17	10,262	11,875	11,002
May-17	10,411	11,996	11,197
Jun-17	10,471	12,104	11,231
Jul-17	10,811	12,333	11,463
Aug-17	10,910	12,356	11,528
Sep-17	11,140	12,658	11,650
Oct-17	11,440	12,934	11,786
Nov-17	11,599	13,327	11,970
Dec-17	11,746	13,460	12,103
Jan-18	12,356	14,169	12,526
Feb-18	11,909	13,647	12,171
Mar-18	11,746	13,373	12,083
Apr-18	11,807	13,424	12,090
May-18	11,828	13,803	12,108
Jun-18	11,685	13,893	12,064
Jul-18	11,982	14,354	12,271
Aug-18	12,094	14,858	12,375
Sep-18	12,104	14,883	12,360
Oct-18	11,185	13,787	11,742
Nov-18	11,267	14,063	11,878
Dec-18	10,974	12,754	11,436
Jan-19	11,146	13,849	12,034
Feb-19	11,285	14,336	12,207
Mar-19	11,371	14,545	12,359
Apr-19	11,607	15,126	12,594
May-19	10,995	14,147	12,232
Jun-19	11,639	15,141	12,782
Jul-19	11,607	15,366	12,804
Aug-19	11,381	15,053	12,725
Sep-19	11,618	15,317	12,843
Oct-19	11,877	15,647	13,086
Nov-19	12,103	16,242	13,252
Dec-19	12,473	16,711	13,555
Jan-20	12,199	16,692	13,538
Feb-20	11,364	15,326	12,911
Mar-20	10,057	13,218	11,711
Apr-20	10,431	14,969	12,514
May-20	10,694	15,769	12,902
Jun-20	10,815	16,130	13,185
Jul-20	11,177	17,046	13,741
Aug-20	11,781	18,281	14,232
Sep-20	11,486	17,615	13,944
Oct-20	11,187	17,235	13,740
Nov-20	12,350	19,331	14,884
Dec-20	12,901	20,201	15,392
Jan-21	12,889	20,111	15,294
Feb-21	13,139	20,740	15,428
Mar-21	13,468	21,483	15,609
Apr-21	13,910	22,591	16,122
May-21	14,182	22,694	16,321
Jun-21	14,272	23,253	16,420
Jul-21	14,306	23,647	16,545
Aug-21	14,556	24,321	16,782
Sep-21	14,057	23,230	16,267
Oct-21	14,544	24,801	16,721
Nov-21	14,182	24,423	16,437
Dec-21	14,584	25,385	16,824
Jan-22	14,080	23,891	16,139
Feb-22	13,828	23,290	15,829
Mar-22	13,778	24,045	15,845
Apr-22	13,047	21,887	14,773
May-22	13,085	21,858	14,793
Jun-22	12,556	20,029	13,843
Jul-22	12,883	21,908	14,564
Aug-22	12,468	21,091	14,052
Sep-22	11,649	19,135	12,944
Oct-22	12,191	20,704	13,377
Nov-22	13,086	21,785	14,264
Dec-22	12,752	20,509	13,947
Jan-23	13,500	21,922	14,723
Feb-23	13,082	21,409	14,311
Mar-23	13,412	21,982	14,697
Apr-23	13,653	22,216	14,847
May-23	13,348	22,302	14,650
Jun-23	13,920	23,825	15,186
Jul-23	14,316	24,679	15,556
Aug-23	13,920	24,203	15,220
Sep-23	13,396	23,050	14,673
Oct-23	12,997	22,439	14,304
Nov-23	14,012	24,532	15,377
Dec-23	14,776	25,833	16,102
Jan-24	14,724	26,119	16,080
Feb-24	15,294	27,533	16,422
Mar-24	15,787	28,421	16,790
Apr-24	15,201	27,170	16,285
May-24	15,878	28,454	16,789
Jun-24	15,956	29,335	17,015
Jul-24	16,309	29,880	17,407
Aug-24	16,636	30,531	17,807
Sep-24	16,832	31,162	18,170
Oct-24	16,332	30,934	17,678
Nov-24	16,753	32,991	18,120
Dec-24	16,171	31,983	17,677
Jan-25	16,686	32,993	18,073
Feb-25	16,730	32,360	18,110
Mar-25	16,238	30,473	17,724
Apr-25	16,370	30,268	17,983
May-25	17,122	32,187	18,570
Jun-25	17,742	33,822	19,200

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$39,141,928
# of Portfolio Holdings	175
Portfolio Turnover Rate	98%
Advisory Fees and Waivers	138,801

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	11.19%	10.41%	5.90%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Global Allocation Index	12.84%	7.81%	6.74%

What did the Fund invest in?

Top 10 Holdings

iShares Core MSCI EAFE ETF	9.0%
Microsoft Corp	2.8%
Berkshire Hathaway Inc	2.2%
Baird Core Plus Bond Fund - Class I	2.1%
Fidelity Total Bond Fund - Class Z	2.1%
NVIDIA Corp	2.0%
Amazon.com Inc	1.9%
iShares Core MSCI Emerging Markets ETF	1.9%
iShares 7-10 Year Treasury Bond ETF	1.6%
Meta Platforms Inc	1.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.2%Footnote Reference
Energy	2.9%Footnote Reference
Consumer Staples	6.6%Footnote Reference
Health Care	7.7%Footnote Reference
Industrials	9.9%Footnote Reference
Consumer Discretionary	10.3%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.2%Footnote Reference
Information Technology	27.3%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	29.8%Footnote Reference
Registered Investment Companies	20.4%Footnote Reference
Money Market Registered Investment Companies	45.4%Footnote Reference
Assets/Other Liabilities (Net)	4.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    GBPIX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Retail Class    FLFGX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$97	1.86%

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-15	10,000	10,000	10,000
Jul-15	10,000	10,167	10,033
Aug-15	9,312	9,553	9,640
Sep-15	8,967	9,275	9,446
Oct-15	9,493	10,008	9,855
Nov-15	9,493	10,063	9,768
Dec-15	9,208	9,857	9,663
Jan-16	8,606	9,300	9,339
Feb-16	8,488	9,297	9,400
Mar-16	9,129	9,952	9,900
Apr-16	9,129	10,014	10,050
May-16	9,119	10,193	10,020
Jun-16	9,099	10,214	10,103
Jul-16	9,455	10,619	10,406
Aug-16	9,485	10,646	10,422
Sep-16	9,584	10,663	10,483
Oct-16	9,327	10,432	10,277
Nov-16	9,396	10,899	10,206
Dec-16	9,534	11,112	10,339
Jan-17	9,773	11,321	10,548
Feb-17	9,993	11,742	10,756
Mar-17	10,102	11,750	10,847
Apr-17	10,232	11,875	11,002
May-17	10,381	11,996	11,197
Jun-17	10,436	12,104	11,231
Jul-17	10,776	12,333	11,463
Aug-17	10,865	12,356	11,528
Sep-17	11,095	12,658	11,650
Oct-17	11,384	12,934	11,786
Nov-17	11,534	13,327	11,970
Dec-17	11,663	13,460	12,103
Jan-18	12,270	14,169	12,526
Feb-18	11,825	13,647	12,171
Mar-18	11,653	13,373	12,083
Apr-18	11,714	13,424	12,090
May-18	11,724	13,803	12,108
Jun-18	11,577	13,893	12,064
Jul-18	11,871	14,354	12,271
Aug-18	11,973	14,858	12,375
Sep-18	11,983	14,883	12,360
Oct-18	11,070	13,787	11,742
Nov-18	11,141	14,063	11,878
Dec-18	10,854	12,754	11,436
Jan-19	11,024	13,849	12,034
Feb-19	11,151	14,336	12,207
Mar-19	11,226	14,545	12,359
Apr-19	11,460	15,126	12,594
May-19	10,854	14,147	12,232
Jun-19	11,481	15,141	12,782
Jul-19	11,438	15,366	12,804
Aug-19	11,225	15,053	12,725
Sep-19	11,449	15,317	12,843
Oct-19	11,694	15,647	13,086
Nov-19	11,918	16,242	13,252
Dec-19	12,283	16,711	13,555
Jan-20	12,001	16,692	13,538
Feb-20	11,187	15,326	12,911
Mar-20	9,896	13,218	11,711
Apr-20	10,254	14,969	12,514
May-20	10,504	15,769	12,902
Jun-20	10,634	16,130	13,185
Jul-20	10,981	17,046	13,741
Aug-20	11,567	18,281	14,232
Sep-20	11,274	17,615	13,944
Oct-20	10,981	17,235	13,740
Nov-20	12,121	19,331	14,884
Dec-20	12,647	20,201	15,392
Jan-21	12,636	20,111	15,294
Feb-21	12,869	20,740	15,428
Mar-21	13,191	21,483	15,609
Apr-21	13,624	22,591	16,122
May-21	13,879	22,694	16,321
Jun-21	13,968	23,253	16,420
Jul-21	13,990	23,647	16,545
Aug-21	14,234	24,321	16,782
Sep-21	13,746	23,230	16,267
Oct-21	14,212	24,801	16,721
Nov-21	13,857	24,423	16,437
Dec-21	14,239	25,385	16,824
Jan-22	13,733	23,891	16,139
Feb-22	13,499	23,290	15,829
Mar-22	13,425	24,045	15,845
Apr-22	12,723	21,887	14,773
May-22	12,747	21,858	14,793
Jun-22	12,229	20,029	13,843
Jul-22	12,538	21,908	14,564
Aug-22	12,131	21,091	14,052
Sep-22	11,329	19,135	12,944
Oct-22	11,860	20,704	13,377
Nov-22	12,723	21,785	14,264
Dec-22	12,396	20,509	13,947
Jan-23	13,117	21,922	14,723
Feb-23	12,707	21,409	14,311
Mar-23	13,030	21,982	14,697
Apr-23	13,254	22,216	14,847
May-23	12,955	22,302	14,650
Jun-23	13,502	23,825	15,186
Jul-23	13,890	24,679	15,556
Aug-23	13,490	24,203	15,220
Sep-23	12,978	23,050	14,673
Oct-23	12,602	22,439	14,304
Nov-23	13,567	24,532	15,377
Dec-23	14,302	25,833	16,102
Jan-24	14,251	26,119	16,080
Feb-24	14,795	27,533	16,422
Mar-24	15,275	28,421	16,790
Apr-24	14,704	27,170	16,285
May-24	15,351	28,454	16,789
Jun-24	15,427	29,335	17,015
Jul-24	15,758	29,880	17,407
Aug-24	16,063	30,531	17,807
Sep-24	16,241	31,162	18,170
Oct-24	15,768	30,934	17,678
Nov-24	16,164	32,991	18,120
Dec-24	15,593	31,983	17,677
Jan-25	16,079	32,993	18,073
Feb-25	16,122	32,360	18,110
Mar-25	15,643	30,473	17,724
Apr-25	15,757	30,268	17,983
May-25	16,488	32,187	18,570
Jun-25	17,090	33,822	19,200

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$39,141,928
# of Portfolio Holdings	175
Portfolio Turnover Rate	98%
Advisory Fees and Waivers	138,801

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	10.78%	9.95%	5.50%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Global Allocation Index	12.84%	7.81%	6.74%

What did the Fund invest in?

Top 10 Holdings

iShares Core MSCI EAFE ETF	9.0%
Microsoft Corp	2.8%
Berkshire Hathaway Inc	2.2%
Baird Core Plus Bond Fund - Class I	2.1%
Fidelity Total Bond Fund - Class Z	2.1%
NVIDIA Corp	2.0%
Amazon.com Inc	1.9%
iShares Core MSCI Emerging Markets ETF	1.9%
iShares 7-10 Year Treasury Bond ETF	1.6%
Meta Platforms Inc	1.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.1%Footnote Reference
Real Estate	2.2%Footnote Reference
Energy	2.9%Footnote Reference
Consumer Staples	6.6%Footnote Reference
Health Care	7.7%Footnote Reference
Industrials	9.9%Footnote Reference
Consumer Discretionary	10.3%Footnote Reference
Communication Services	10.7%Footnote Reference
Financials	19.2%Footnote Reference
Information Technology	27.3%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	29.8%Footnote Reference
Registered Investment Companies	20.4%Footnote Reference
Money Market Registered Investment Companies	45.4%Footnote Reference
Assets/Other Liabilities (Net)	4.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLFGX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Class F    MDFXX

Government Money Market Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Government Money Market Fund for the period of September 1, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class F	$10	0.19%

Fund Statistics

  Total Net Assets$626,170,442
  # of Portfolio Holdings43
  Portfolio Turnover RateN/A
  Advisory Fees and Waivers876,552

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Class F	4.62%	2.84%	2.02%

Yields

.	7-Day Subsidized Yield	7-Day Unsubsidized Yield
Government Money Market Fund	4.15%	3.88%

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance prior to October 7, 2016 reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception. The Institutional Prime Money Market Fund has since changed its name to the Government Money Market Fund with a new investment strategy. The subsidized 7-day current yield is the current annualized net yield of the Fund. The unsubsidized 7-day current yield does not reflect the effect of any fee waivers or expense reimbursements made by the Fund’s investment adviser. The 7-day current yield more closely reflects the current earnings of the Fund than total return.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Top 10 Holdings

United States Treasury Bill	11.9%
Tennessee Valley Authority	11.9%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.17%)	8.0%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.125%)	6.2%
Federal Home Loan Mortgage Corp	5.2%
United States Treasury Bill	4.8%
Federal Home Loan Banks	4.8%
United States Treasury Bill	4.0%
Freddie Mac	4.0%
United States Treasury Bill	3.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Money Market Registered Investment Companies	3.9%Footnote Reference
U.S. Treasury Notes	16.0%Footnote Reference
U.S. Government Agencies	39.7%Footnote Reference
U.S. Treasury Bills	40.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Class F    MDFXX

Government Money Market Fund

Semi-Annual Shareholder Report

June 30, 2025

Class E    FLPXX

Government Money Market Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Government Money Market Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class E	$10	0.19%

Fund Statistics

  Total Net Assets$626,170,442
  # of Portfolio Holdings43
  Portfolio Turnover RateN/A
  Advisory Fees and Waivers876,552

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Class E	4.62%	2.84%	2.02%

Yields

.	7-Day Subsidized Yield	7-Day Unsubsidized Yield
Government Money Market Fund	4.15%	3.88%

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance prior to October 7, 2016 reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception. The Institutional Prime Money Market Fund has since changed its name to the Government Money Market Fund with a new investment strategy. The subsidized 7-day current yield is the current annualized net yield of the Fund. The unsubsidized 7-day current yield does not reflect the effect of any fee waivers or expense reimbursements made by the Fund’s investment adviser. The 7-day current yield more closely reflects the current earnings of the Fund than total return.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Top 10 Holdings

United States Treasury Bill	11.9%
Tennessee Valley Authority	11.9%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.17%)	8.0%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.125%)	6.2%
Federal Home Loan Mortgage Corp	5.2%
United States Treasury Bill	4.8%
Federal Home Loan Banks	4.8%
United States Treasury Bill	4.0%
Freddie Mac	4.0%
United States Treasury Bill	3.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Money Market Registered Investment Companies	3.9%Footnote Reference
U.S. Treasury Notes	16.0%Footnote Reference
U.S. Government Agencies	39.7%Footnote Reference
U.S. Treasury Bills	40.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Class E    FLPXX

Government Money Market Fund

Semi-Annual Shareholder Report

June 30, 2025

Adviser Class    DVOAX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$53	1.04%

Total Return Based on a $10,000 Investment

	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,748	10,332	10,491
Jan-17	10,795	10,352	10,615
Feb-17	11,180	10,422	10,778
Mar-17	11,057	10,416	10,816
Apr-17	11,129	10,497	10,918
May-17	11,088	10,577	11,032
Jun-17	11,275	10,567	11,051
Jul-17	11,463	10,612	11,192
Aug-17	11,381	10,707	11,259
Sep-17	11,763	10,656	11,336
Oct-17	12,083	10,663	11,434
Nov-17	12,393	10,649	11,533
Dec-17	12,511	10,698	11,630
Jan-18	12,811	10,575	11,812
Feb-18	12,522	10,474	11,557
Mar-18	12,414	10,542	11,523
Apr-18	12,425	10,463	11,506
May-18	12,554	10,538	11,576
Jun-18	12,522	10,525	11,569
Jul-18	12,727	10,527	11,710
Aug-18	12,932	10,595	11,801
Sep-18	12,905	10,527	11,779
Oct-18	12,321	10,444	11,385
Nov-18	12,342	10,506	11,512
Dec-18	12,203	10,699	11,297
Jan-19	12,428	10,813	11,751
Feb-19	12,540	10,806	11,891
Mar-19	12,658	11,014	12,056
Apr-19	12,839	11,017	12,217
May-19	12,478	11,212	12,022
Jun-19	12,968	11,353	12,410
Jul-19	13,059	11,378	12,451
Aug-19	13,002	11,673	12,451
Sep-19	13,093	11,611	12,561
Oct-19	13,207	11,646	12,713
Nov-19	13,377	11,640	12,831
Dec-19	13,600	11,632	13,020
Jan-20	13,588	11,855	13,081
Feb-20	13,106	12,069	12,760
Mar-20	12,201	11,998	11,958
Apr-20	12,546	12,211	12,606
May-20	12,810	12,268	12,916
Jun-20	12,925	12,345	13,122
Jul-20	13,329	12,530	13,507
Aug-20	13,733	12,428	13,767
Sep-20	13,491	12,422	13,595
Oct-20	13,259	12,366	13,451
Nov-20	14,035	12,488	14,255
Dec-20	14,421	12,505	14,564
Jan-21	14,363	12,415	14,469
Feb-21	14,456	12,236	14,492
Mar-21	14,700	12,083	14,610
Apr-21	15,096	12,178	14,938
May-21	15,189	12,218	15,096
Jun-21	15,376	12,304	15,206
Jul-21	15,445	12,442	15,336
Aug-21	15,632	12,418	15,465
Sep-21	15,306	12,310	15,142
Oct-21	15,634	12,307	15,385
Nov-21	15,505	12,344	15,210
Dec-21	15,741	12,312	15,491
Jan-22	15,330	12,047	14,996
Feb-22	15,194	11,912	14,777
Mar-22	15,119	11,581	14,662
Apr-22	14,597	11,142	13,921
May-22	14,609	11,214	13,970
Jun-22	14,037	11,038	13,328
Jul-22	14,299	11,307	13,895
Aug-22	14,062	10,988	13,494
Sep-22	13,714	10,513	12,619
Oct-22	13,915	10,377	12,866
Nov-22	14,312	10,759	13,564
Dec-22	14,105	10,710	13,345
Jan-23	14,502	11,040	13,950
Feb-23	14,233	10,754	13,588
Mar-23	14,412	11,027	13,865
Apr-23	14,515	11,094	13,978
May-23	14,400	10,973	13,783
Jun-23	14,786	10,934	14,084
Jul-23	15,032	10,927	14,310
Aug-23	14,863	10,857	14,078
Sep-23	14,526	10,581	13,657
Oct-23	14,292	10,414	13,345
Nov-23	15,022	10,886	14,173
Dec-23	15,718	11,302	14,799
Jan-24	15,770	11,271	14,790
Feb-24	16,126	11,112	14,899
Mar-24	16,521	11,215	15,171
Apr-24	15,965	10,931	14,738
May-24	16,535	11,117	15,084
Jun-24	16,746	11,222	15,225
Jul-24	17,079	11,484	15,604
Aug-24	17,386	11,649	15,913
Sep-24	17,559	11,805	16,187
Oct-24	17,224	11,512	15,788
Nov-24	17,720	11,634	16,149
Dec-24	17,235	11,444	15,747
Jan-25	17,559	11,504	16,052
Feb-25	17,658	11,757	16,237
Mar-25	17,123	11,762	16,054
Apr-25	17,010	11,808	16,185
May-25	17,392	11,724	16,442
Jun-25	17,873	11,904	16,850

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$184,661,918
# of Portfolio Holdings	173
Portfolio Turnover Rate	90%
Advisory Fees and Waivers	538,210

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	6.73%	6.70%	5.98%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar Moderately Conservative Target Risk Index	10.68%	5.13%	5.36%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.7%
Baird Core Plus Bond Fund - Class I	10.5%
iShares 7-10 Year Treasury Bond ETF	7.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.9%
BrandywineGLOBAL High Yield Fund - Class IS	4.7%
Dodge & Cox Income Fund - Class I	4.5%
Microsoft Corp	3.7%
Fidelity Advisor Short Duration High Income Fund - Class Z	3.0%
Frost Total Return Bond Fund - Class I	3.0%
Berkshire Hathaway Inc	2.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.0%Footnote Reference
Materials	2.0%Footnote Reference
Energy	2.7%Footnote Reference
Real Estate	2.8%Footnote Reference
Consumer Staples	6.4%Footnote Reference
Health Care	7.8%Footnote Reference
Industrials	10.1%Footnote Reference
Consumer Discretionary	10.2%Footnote Reference
Communication Services	10.5%Footnote Reference
Financials	19.1%Footnote Reference
Information Technology	27.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	38.7%Footnote Reference
Registered Investment Companies	48.4%Footnote Reference
Money Market Registered Investment Companies	12.2%Footnote Reference
Assets/Other Liabilities (Net)	0.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    DVOAX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Institutional Class    DVOIX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$52	1.02%

Total Return Based on a $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,748	10,332	10,491
Jan-17	10,804	10,352	10,615
Feb-17	11,179	10,422	10,778
Mar-17	11,066	10,416	10,816
Apr-17	11,128	10,497	10,918
May-17	11,092	10,577	11,032
Jun-17	11,275	10,567	11,051
Jul-17	11,463	10,612	11,192
Aug-17	11,391	10,707	11,259
Sep-17	11,772	10,656	11,336
Oct-17	12,092	10,663	11,434
Nov-17	12,412	10,649	11,533
Dec-17	12,526	10,698	11,630
Jan-18	12,827	10,575	11,812
Feb-18	12,548	10,474	11,557
Mar-18	12,430	10,542	11,523
Apr-18	12,441	10,463	11,506
May-18	12,580	10,538	11,576
Jun-18	12,548	10,525	11,569
Jul-18	12,753	10,527	11,710
Aug-18	12,958	10,595	11,801
Sep-18	12,942	10,527	11,779
Oct-18	12,357	10,444	11,385
Nov-18	12,379	10,506	11,512
Dec-18	12,251	10,699	11,297
Jan-19	12,465	10,813	11,751
Feb-19	12,578	10,806	11,891
Mar-19	12,702	11,014	12,056
Apr-19	12,883	11,017	12,217
May-19	12,532	11,212	12,022
Jun-19	13,018	11,353	12,410
Jul-19	13,109	11,378	12,451
Aug-19	13,052	11,673	12,451
Sep-19	13,143	11,611	12,561
Oct-19	13,269	11,646	12,713
Nov-19	13,440	11,640	12,831
Dec-19	13,663	11,632	13,020
Jan-20	13,651	11,855	13,081
Feb-20	13,157	12,069	12,760
Mar-20	12,249	11,998	11,958
Apr-20	12,595	12,211	12,606
May-20	12,860	12,268	12,916
Jun-20	12,987	12,345	13,122
Jul-20	13,380	12,530	13,507
Aug-20	13,785	12,428	13,767
Sep-20	13,542	12,422	13,595
Oct-20	13,321	12,366	13,451
Nov-20	14,087	12,488	14,255
Dec-20	14,485	12,505	14,564
Jan-21	14,427	12,415	14,469
Feb-21	14,520	12,236	14,492
Mar-21	14,765	12,083	14,610
Apr-21	15,162	12,178	14,938
May-21	15,255	12,218	15,096
Jun-21	15,442	12,304	15,206
Jul-21	15,512	12,442	15,336
Aug-21	15,698	12,418	15,465
Sep-21	15,360	12,310	15,142
Oct-21	15,701	12,307	15,385
Nov-21	15,572	12,344	15,210
Dec-21	15,796	12,312	15,491
Jan-22	15,385	12,047	14,996
Feb-22	15,248	11,912	14,777
Mar-22	15,173	11,581	14,662
Apr-22	14,650	11,142	13,921
May-22	14,662	11,214	13,970
Jun-22	14,089	11,038	13,328
Jul-22	14,352	11,307	13,895
Aug-22	14,114	10,988	13,494
Sep-22	13,764	10,513	12,619
Oct-22	13,966	10,377	12,866
Nov-22	14,364	10,759	13,564
Dec-22	14,155	10,710	13,345
Jan-23	14,553	11,040	13,950
Feb-23	14,271	10,754	13,588
Mar-23	14,450	11,027	13,865
Apr-23	14,566	11,094	13,978
May-23	14,437	10,973	13,783
Jun-23	14,824	10,934	14,084
Jul-23	15,071	10,927	14,310
Aug-23	14,902	10,857	14,078
Sep-23	14,564	10,581	13,657
Oct-23	14,329	10,414	13,345
Nov-23	15,061	10,886	14,173
Dec-23	15,763	11,302	14,799
Jan-24	15,815	11,271	14,790
Feb-24	16,172	11,112	14,899
Mar-24	16,567	11,215	15,171
Apr-24	15,997	10,931	14,738
May-24	16,567	11,117	15,084
Jun-24	16,779	11,222	15,225
Jul-24	17,112	11,484	15,604
Aug-24	17,419	11,649	15,913
Sep-24	17,592	11,805	16,187
Oct-24	17,257	11,512	15,788
Nov-24	17,753	11,634	16,149
Dec-24	17,265	11,444	15,747
Jan-25	17,588	11,504	16,052
Feb-25	17,687	11,757	16,237
Mar-25	17,152	11,762	16,054
Apr-25	17,039	11,808	16,185
May-25	17,407	11,724	16,442
Jun-25	17,903	11,904	16,850

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$184,661,918
# of Portfolio Holdings	173
Portfolio Turnover Rate	90%
Advisory Fees and Waivers	538,210

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	6.69%	6.63%	6.00%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar Moderately Conservative Target Risk Index	10.68%	5.13%	5.36%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.7%
Baird Core Plus Bond Fund - Class I	10.5%
iShares 7-10 Year Treasury Bond ETF	7.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.9%
BrandywineGLOBAL High Yield Fund - Class IS	4.7%
Dodge & Cox Income Fund - Class I	4.5%
Microsoft Corp	3.7%
Fidelity Advisor Short Duration High Income Fund - Class Z	3.0%
Frost Total Return Bond Fund - Class I	3.0%
Berkshire Hathaway Inc	2.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.0%Footnote Reference
Materials	2.0%Footnote Reference
Energy	2.7%Footnote Reference
Real Estate	2.8%Footnote Reference
Consumer Staples	6.4%Footnote Reference
Health Care	7.8%Footnote Reference
Industrials	10.1%Footnote Reference
Consumer Discretionary	10.2%Footnote Reference
Communication Services	10.5%Footnote Reference
Financials	19.1%Footnote Reference
Information Technology	27.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	38.7%Footnote Reference
Registered Investment Companies	48.4%Footnote Reference
Money Market Registered Investment Companies	12.2%Footnote Reference
Assets/Other Liabilities (Net)	0.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    DVOIX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Retail Class    FLDOX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$67	1.32%

Total Return Based on a $10,000 Investment

	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,740	10,332	10,491
Jan-17	10,787	10,352	10,615
Feb-17	11,162	10,422	10,778
Mar-17	11,043	10,416	10,816
Apr-17	11,105	10,497	10,918
May-17	11,069	10,577	11,032
Jun-17	11,249	10,567	11,051
Jul-17	11,426	10,612	11,192
Aug-17	11,354	10,707	11,259
Sep-17	11,725	10,656	11,336
Oct-17	12,034	10,663	11,434
Nov-17	12,354	10,649	11,533
Dec-17	12,458	10,698	11,630
Jan-18	12,757	10,575	11,812
Feb-18	12,468	10,474	11,557
Mar-18	12,351	10,542	11,523
Apr-18	12,361	10,463	11,506
May-18	12,490	10,538	11,576
Jun-18	12,458	10,525	11,569
Jul-18	12,651	10,527	11,710
Aug-18	12,855	10,595	11,801
Sep-18	12,828	10,527	11,779
Oct-18	12,247	10,444	11,385
Nov-18	12,268	10,506	11,512
Dec-18	12,134	10,699	11,297
Jan-19	12,347	10,813	11,751
Feb-19	12,458	10,806	11,891
Mar-19	12,570	11,014	12,056
Apr-19	12,750	11,017	12,217
May-19	12,391	11,212	12,022
Jun-19	12,873	11,353	12,410
Jul-19	12,964	11,378	12,451
Aug-19	12,896	11,673	12,451
Sep-19	12,986	11,611	12,561
Oct-19	13,099	11,646	12,713
Nov-19	13,257	11,640	12,831
Dec-19	13,484	11,632	13,020
Jan-20	13,461	11,855	13,081
Feb-20	12,972	12,069	12,760
Mar-20	12,084	11,998	11,958
Apr-20	12,415	12,211	12,606
May-20	12,677	12,268	12,916
Jun-20	12,791	12,345	13,122
Jul-20	13,180	12,530	13,507
Aug-20	13,569	12,428	13,767
Sep-20	13,326	12,422	13,595
Oct-20	13,097	12,366	13,451
Nov-20	13,853	12,488	14,255
Dec-20	14,233	12,505	14,564
Jan-21	14,176	12,415	14,469
Feb-21	14,268	12,236	14,492
Mar-21	14,509	12,083	14,610
Apr-21	14,889	12,178	14,938
May-21	14,981	12,218	15,096
Jun-21	15,154	12,304	15,206
Jul-21	15,211	12,442	15,336
Aug-21	15,395	12,418	15,465
Sep-21	15,061	12,310	15,142
Oct-21	15,385	12,307	15,385
Nov-21	15,246	12,344	15,210
Dec-21	15,477	12,312	15,491
Jan-22	15,060	12,047	14,996
Feb-22	14,926	11,912	14,777
Mar-22	14,840	11,581	14,662
Apr-22	14,326	11,142	13,921
May-22	14,338	11,214	13,970
Jun-22	13,775	11,038	13,328
Jul-22	14,032	11,307	13,895
Aug-22	13,787	10,988	13,494
Sep-22	13,443	10,513	12,619
Oct-22	13,629	10,377	12,866
Nov-22	14,019	10,759	13,564
Dec-22	13,814	10,710	13,345
Jan-23	14,191	11,040	13,950
Feb-23	13,927	10,754	13,588
Mar-23	14,091	11,027	13,865
Apr-23	14,192	11,094	13,978
May-23	14,078	10,973	13,783
Jun-23	14,445	10,934	14,084
Jul-23	14,674	10,927	14,310
Aug-23	14,508	10,857	14,078
Sep-23	14,178	10,581	13,657
Oct-23	13,934	10,414	13,345
Nov-23	14,651	10,886	14,173
Dec-23	15,321	11,302	14,799
Jan-24	15,373	11,271	14,790
Feb-24	15,722	11,112	14,899
Mar-24	16,096	11,215	15,171
Apr-24	15,552	10,931	14,738
May-24	16,096	11,117	15,084
Jun-24	16,303	11,222	15,225
Jul-24	16,615	11,484	15,604
Aug-24	16,902	11,649	15,913
Sep-24	17,058	11,805	16,187
Oct-24	16,744	11,512	15,788
Nov-24	17,215	11,634	16,149
Dec-24	16,736	11,444	15,747
Jan-25	17,039	11,504	16,052
Feb-25	17,135	11,757	16,237
Mar-25	16,613	11,762	16,054
Apr-25	16,503	11,808	16,185
May-25	16,861	11,724	16,442
Jun-25	17,330	11,904	16,850

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$184,661,918
# of Portfolio Holdings	173
Portfolio Turnover Rate	90%
Advisory Fees and Waivers	538,210

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	6.30%	6.26%	5.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Morningstar Moderately Conservative Target Risk Index	10.68%	5.13%	5.36%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.7%
Baird Core Plus Bond Fund - Class I	10.5%
iShares 7-10 Year Treasury Bond ETF	7.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.9%
BrandywineGLOBAL High Yield Fund - Class IS	4.7%
Dodge & Cox Income Fund - Class I	4.5%
Microsoft Corp	3.7%
Fidelity Advisor Short Duration High Income Fund - Class Z	3.0%
Frost Total Return Bond Fund - Class I	3.0%
Berkshire Hathaway Inc	2.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.0%Footnote Reference
Materials	2.0%Footnote Reference
Energy	2.7%Footnote Reference
Real Estate	2.8%Footnote Reference
Consumer Staples	6.4%Footnote Reference
Health Care	7.8%Footnote Reference
Industrials	10.1%Footnote Reference
Consumer Discretionary	10.2%Footnote Reference
Communication Services	10.5%Footnote Reference
Financials	19.1%Footnote Reference
Information Technology	27.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	38.7%Footnote Reference
Registered Investment Companies	48.4%Footnote Reference
Money Market Registered Investment Companies	12.2%Footnote Reference
Assets/Other Liabilities (Net)	0.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLDOX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2025

Adviser Class    FLMAX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$47	0.93%

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,100	10,167	10,025
Aug-15	9,530	9,553	9,665
Sep-15	9,288	9,275	9,487
Oct-15	9,630	10,008	9,886
Nov-15	9,630	10,063	9,845
Dec-15	9,450	9,857	9,709
Jan-16	8,982	9,300	9,401
Feb-16	8,938	9,297	9,446
Mar-16	9,347	9,952	9,918
Apr-16	9,333	10,014	10,042
May-16	9,450	10,193	10,071
Jun-16	9,435	10,214	10,156
Jul-16	9,771	10,619	10,439
Aug-16	9,786	10,646	10,461
Sep-16	9,801	10,663	10,501
Oct-16	9,556	10,432	10,348
Nov-16	9,894	10,899	10,404
Dec-16	10,004	11,112	10,541
Jan-17	10,151	11,321	10,711
Feb-17	10,533	11,742	10,928
Mar-17	10,533	11,750	10,982
Apr-17	10,651	11,875	11,097
May-17	10,784	11,996	11,225
Jun-17	10,872	12,104	11,268
Jul-17	11,108	12,333	11,460
Aug-17	11,167	12,356	11,517
Sep-17	11,388	12,658	11,651
Oct-17	11,667	12,934	11,796
Nov-17	11,933	13,327	11,956
Dec-17	12,054	13,460	12,086
Jan-18	12,691	14,169	12,415
Feb-18	12,181	13,647	12,058
Mar-18	11,942	13,373	11,981
Apr-18	12,022	13,424	11,993
May-18	12,213	13,803	12,066
Jun-18	12,165	13,893	12,048
Jul-18	12,516	14,354	12,258
Aug-18	12,914	14,858	12,365
Sep-18	12,874	14,883	12,352
Oct-18	11,901	13,787	11,770
Nov-18	11,996	14,063	11,934
Dec-18	11,645	12,754	11,511
Jan-19	11,806	13,849	12,143
Feb-19	11,968	14,336	12,353
Mar-19	12,049	14,545	12,510
Apr-19	12,340	15,126	12,751
May-19	11,580	14,147	12,370
Jun-19	12,283	15,141	12,902
Jul-19	12,413	15,366	12,943
Aug-19	12,138	15,053	12,832
Sep-19	12,348	15,317	13,020
Oct-19	12,543	15,647	13,236
Nov-19	12,884	16,242	13,419
Dec-19	13,252	16,711	13,701
Jan-20	13,053	16,692	13,665
Feb-20	12,072	15,326	13,060
Mar-20	10,841	13,218	11,868
Apr-20	11,340	14,969	12,714
May-20	11,590	15,769	13,121
Jun-20	11,673	16,130	13,379
Jul-20	12,124	17,046	13,855
Aug-20	12,892	18,281	14,270
Sep-20	12,492	17,615	14,022
Oct-20	12,106	17,235	13,834
Nov-20	13,281	19,331	14,999
Dec-20	13,872	20,201	15,458
Jan-21	13,872	20,111	15,364
Feb-21	14,241	20,740	15,550
Mar-21	14,779	21,483	15,793
Apr-21	15,434	22,591	16,248
May-21	15,601	22,694	16,472
Jun-21	15,820	23,253	16,580
Jul-21	15,971	23,647	16,699
Aug-21	16,357	24,321	16,917
Sep-21	15,758	23,230	16,468
Oct-21	16,484	24,801	16,874
Nov-21	16,247	24,423	16,568
Dec-21	16,731	25,385	17,033
Jan-22	16,054	23,891	16,390
Feb-22	15,862	23,290	16,139
Mar-22	15,932	24,045	16,149
Apr-22	15,081	21,887	15,205
May-22	15,133	21,858	15,249
Jun-22	14,559	20,029	14,318
Jul-22	15,011	21,908	15,051
Aug-22	14,664	21,091	14,593
Sep-22	14,160	19,135	13,471
Oct-22	14,699	20,704	13,922
Nov-22	15,241	21,785	14,832
Dec-22	14,915	20,509	14,516
Jan-23	15,415	21,922	15,313
Feb-23	15,058	21,409	14,880
Mar-23	15,272	21,982	15,144
Apr-23	15,487	22,216	15,283
May-23	15,361	22,302	15,014
Jun-23	16,148	23,825	15,520
Jul-23	16,615	24,679	15,891
Aug-23	16,328	24,203	15,538
Sep-23	15,699	23,050	15,010
Oct-23	15,230	22,439	14,582
Nov-23	16,186	24,532	15,657
Dec-23	16,980	25,833	16,436
Jan-24	17,201	26,119	16,415
Feb-24	18,103	27,533	16,682
Mar-24	18,840	28,421	17,079
Apr-24	17,971	27,170	16,543
May-24	18,969	28,454	16,979
Jun-24	19,264	29,335	17,124
Jul-24	19,635	29,880	17,561
Aug-24	20,024	30,531	17,954
Sep-24	20,135	31,162	18,319
Oct-24	19,800	30,934	17,844
Nov-24	20,748	32,991	18,342
Dec-24	19,913	31,983	17,795
Jan-25	20,512	32,993	18,252
Feb-25	20,298	32,360	18,392
Mar-25	19,208	30,473	18,096
Apr-25	18,972	30,268	18,275
May-25	19,915	32,187	18,765
Jun-25	20,751	33,822	19,336

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$1,001,130,729
# of Portfolio Holdings	183
Portfolio Turnover Rate	150%
Advisory Fees and Waivers	2,942,628

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	7.72%	12.20%	7.57%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	6.4%
Berkshire Hathaway Inc	4.9%
NVIDIA Corp	4.5%
Amazon.com Inc	3.9%
Meta Platforms Inc	2.3%
Alphabet Inc	2.2%
Costco Wholesale Corp	2.1%
Apple Inc	1.8%
Mastercard Inc	1.7%
Walmart Inc	1.5%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.3%Footnote Reference
Energy	2.4%Footnote Reference
Real Estate	2.5%Footnote Reference
Consumer Staples	6.9%Footnote Reference
Health Care	7.8%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	9.5%Footnote Reference
Communication Services	11.1%Footnote Reference
Financials	19.2%Footnote Reference
Information Technology	27.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	67.6%Footnote Reference
Money Market Registered Investment Companies	29.9%Footnote Reference
Assets/Other Liabilities (Net)	2.5%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    FLMAX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2025

Institutional Class    FLMIX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$47	0.92%

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,100	10,167	10,025
Aug-15	9,530	9,553	9,665
Sep-15	9,288	9,275	9,487
Oct-15	9,630	10,008	9,886
Nov-15	9,630	10,063	9,845
Dec-15	9,450	9,857	9,709
Jan-16	8,982	9,300	9,401
Feb-16	8,938	9,297	9,446
Mar-16	9,347	9,952	9,918
Apr-16	9,333	10,014	10,042
May-16	9,450	10,193	10,071
Jun-16	9,435	10,214	10,156
Jul-16	9,771	10,619	10,439
Aug-16	9,786	10,646	10,461
Sep-16	9,801	10,663	10,501
Oct-16	9,556	10,432	10,348
Nov-16	9,894	10,899	10,404
Dec-16	10,007	11,112	10,541
Jan-17	10,154	11,321	10,711
Feb-17	10,537	11,742	10,928
Mar-17	10,522	11,750	10,982
Apr-17	10,655	11,875	11,097
May-17	10,788	11,996	11,225
Jun-17	10,861	12,104	11,268
Jul-17	11,112	12,333	11,460
Aug-17	11,171	12,356	11,517
Sep-17	11,392	12,658	11,651
Oct-17	11,672	12,934	11,796
Nov-17	11,937	13,327	11,956
Dec-17	12,069	13,460	12,086
Jan-18	12,691	14,169	12,415
Feb-18	12,197	13,647	12,058
Mar-18	11,957	13,373	11,981
Apr-18	12,037	13,424	11,993
May-18	12,228	13,803	12,066
Jun-18	12,181	13,893	12,048
Jul-18	12,531	14,354	12,258
Aug-18	12,946	14,858	12,365
Sep-18	12,898	14,883	12,352
Oct-18	11,923	13,787	11,770
Nov-18	12,019	14,063	11,934
Dec-18	11,687	12,754	11,511
Jan-19	11,849	13,849	12,143
Feb-19	12,011	14,336	12,353
Mar-19	12,092	14,545	12,510
Apr-19	12,368	15,126	12,751
May-19	11,622	14,147	12,370
Jun-19	12,319	15,141	12,902
Jul-19	12,449	15,366	12,943
Aug-19	12,173	15,053	12,832
Sep-19	12,400	15,317	13,020
Oct-19	12,596	15,647	13,236
Nov-19	12,938	16,242	13,419
Dec-19	13,324	16,711	13,701
Jan-20	13,107	16,692	13,665
Feb-20	12,123	15,326	13,060
Mar-20	10,889	13,218	11,868
Apr-20	11,389	14,969	12,714
May-20	11,640	15,769	13,121
Jun-20	11,723	16,130	13,379
Jul-20	12,175	17,046	13,855
Aug-20	12,946	18,281	14,270
Sep-20	12,544	17,615	14,022
Oct-20	12,157	17,235	13,834
Nov-20	13,353	19,331	14,999
Dec-20	13,944	20,201	15,458
Jan-21	13,944	20,111	15,364
Feb-21	14,298	20,740	15,550
Mar-21	14,854	21,483	15,793
Apr-21	15,511	22,591	16,248
May-21	15,679	22,694	16,472
Jun-21	15,898	23,253	16,580
Jul-21	16,049	23,647	16,699
Aug-21	16,437	24,321	16,917
Sep-21	15,834	23,230	16,468
Oct-21	16,562	24,801	16,874
Nov-21	16,325	24,423	16,568
Dec-21	16,810	25,385	17,033
Jan-22	16,130	23,891	16,390
Feb-22	15,939	23,290	16,139
Mar-22	16,008	24,045	16,149
Apr-22	15,155	21,887	15,205
May-22	15,190	21,858	15,249
Jun-22	14,632	20,029	14,318
Jul-22	15,068	21,908	15,051
Aug-22	14,719	21,091	14,593
Sep-22	14,214	19,135	13,471
Oct-22	14,755	20,704	13,922
Nov-22	15,299	21,785	14,832
Dec-22	14,972	20,509	14,516
Jan-23	15,472	21,922	15,313
Feb-23	15,115	21,409	14,880
Mar-23	15,329	21,982	15,144
Apr-23	15,545	22,216	15,283
May-23	15,419	22,302	15,014
Jun-23	16,208	23,825	15,520
Jul-23	16,658	24,679	15,891
Aug-23	16,388	24,203	15,538
Sep-23	15,758	23,050	15,010
Oct-23	15,287	22,439	14,582
Nov-23	16,246	24,532	15,657
Dec-23	17,024	25,833	16,436
Jan-24	17,245	26,119	16,415
Feb-24	18,149	27,533	16,682
Mar-24	18,905	28,421	17,079
Apr-24	18,017	27,170	16,543
May-24	19,016	28,454	16,979
Jun-24	19,312	29,335	17,124
Jul-24	19,701	29,880	17,561
Aug-24	20,072	30,531	17,954
Sep-24	20,184	31,162	18,319
Oct-24	19,849	30,934	17,844
Nov-24	20,798	32,991	18,342
Dec-24	19,940	31,983	17,795
Jan-25	20,561	32,993	18,252
Feb-25	20,347	32,360	18,392
Mar-25	19,234	30,473	18,096
Apr-25	18,998	30,268	18,275
May-25	19,963	32,187	18,765
Jun-25	20,800	33,822	19,336

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$1,001,130,729
# of Portfolio Holdings	183
Portfolio Turnover Rate	150%
Advisory Fees and Waivers	2,942,628

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	7.70%	12.15%	7.60%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	6.4%
Berkshire Hathaway Inc	4.9%
NVIDIA Corp	4.5%
Amazon.com Inc	3.9%
Meta Platforms Inc	2.3%
Alphabet Inc	2.2%
Costco Wholesale Corp	2.1%
Apple Inc	1.8%
Mastercard Inc	1.7%
Walmart Inc	1.5%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.3%Footnote Reference
Energy	2.4%Footnote Reference
Real Estate	2.5%Footnote Reference
Consumer Staples	6.9%Footnote Reference
Health Care	7.8%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	9.5%Footnote Reference
Communication Services	11.1%Footnote Reference
Financials	19.2%Footnote Reference
Information Technology	27.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	67.6%Footnote Reference
Money Market Registered Investment Companies	29.9%Footnote Reference
Assets/Other Liabilities (Net)	2.5%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    FLMIX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2025

Retail Class    FLMFX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$58	1.15%

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,100	10,167	10,025
Aug-15	9,530	9,553	9,665
Sep-15	9,288	9,275	9,487
Oct-15	9,630	10,008	9,886
Nov-15	9,630	10,063	9,845
Dec-15	9,450	9,857	9,709
Jan-16	8,982	9,300	9,401
Feb-16	8,938	9,297	9,446
Mar-16	9,347	9,952	9,918
Apr-16	9,333	10,014	10,042
May-16	9,450	10,193	10,071
Jun-16	9,435	10,214	10,156
Jul-16	9,771	10,619	10,439
Aug-16	9,786	10,646	10,461
Sep-16	9,801	10,663	10,501
Oct-16	9,556	10,432	10,348
Nov-16	9,879	10,899	10,404
Dec-16	9,991	11,112	10,541
Jan-17	10,138	11,321	10,711
Feb-17	10,520	11,742	10,928
Mar-17	10,506	11,750	10,982
Apr-17	10,638	11,875	11,097
May-17	10,756	11,996	11,225
Jun-17	10,830	12,104	11,268
Jul-17	11,080	12,333	11,460
Aug-17	11,139	12,356	11,517
Sep-17	11,345	12,658	11,651
Oct-17	11,625	12,934	11,796
Nov-17	11,891	13,327	11,956
Dec-17	12,018	13,460	12,086
Jan-18	12,639	14,169	12,415
Feb-18	12,129	13,647	12,058
Mar-18	11,890	13,373	11,981
Apr-18	11,970	13,424	11,993
May-18	12,161	13,803	12,066
Jun-18	12,113	13,893	12,048
Jul-18	12,464	14,354	12,258
Aug-18	12,846	14,858	12,365
Sep-18	12,807	14,883	12,352
Oct-18	11,833	13,787	11,770
Nov-18	11,928	14,063	11,934
Dec-18	11,578	12,754	11,511
Jan-19	11,740	13,849	12,143
Feb-19	11,902	14,336	12,353
Mar-19	11,983	14,545	12,510
Apr-19	12,257	15,126	12,751
May-19	11,497	14,147	12,370
Jun-19	12,193	15,141	12,902
Jul-19	12,322	15,366	12,943
Aug-19	12,047	15,053	12,832
Sep-19	12,258	15,317	13,020
Oct-19	12,452	15,647	13,236
Nov-19	12,793	16,242	13,419
Dec-19	13,145	16,711	13,701
Jan-20	12,945	16,692	13,665
Feb-20	11,965	15,326	13,060
Mar-20	10,752	13,218	11,868
Apr-20	11,234	14,969	12,714
May-20	11,483	15,769	13,121
Jun-20	11,566	16,130	13,379
Jul-20	11,999	17,046	13,855
Aug-20	12,749	18,281	14,270
Sep-20	12,361	17,615	14,022
Oct-20	11,976	17,235	13,834
Nov-20	13,147	19,331	14,999
Dec-20	13,718	20,201	15,458
Jan-21	13,718	20,111	15,364
Feb-21	14,069	20,740	15,550
Mar-21	14,587	21,483	15,793
Apr-21	15,240	22,591	16,248
May-21	15,407	22,694	16,472
Jun-21	15,625	23,253	16,580
Jul-21	15,758	23,647	16,699
Aug-21	16,143	24,321	16,917
Sep-21	15,556	23,230	16,468
Oct-21	16,246	24,801	16,874
Nov-21	16,027	24,423	16,568
Dec-21	16,489	25,385	17,033
Jan-22	15,814	23,891	16,390
Feb-22	15,624	23,290	16,139
Mar-22	15,693	24,045	16,149
Apr-22	14,845	21,887	15,205
May-22	14,897	21,858	15,249
Jun-22	14,326	20,029	14,318
Jul-22	14,758	21,908	15,051
Aug-22	14,412	21,091	14,593
Sep-22	13,928	19,135	13,471
Oct-22	14,448	20,704	13,922
Nov-22	14,970	21,785	14,832
Dec-22	14,644	20,509	14,516
Jan-23	15,142	21,922	15,313
Feb-23	14,786	21,409	14,880
Mar-23	14,982	21,982	15,144
Apr-23	15,196	22,216	15,283
May-23	15,053	22,302	15,014
Jun-23	15,837	23,825	15,520
Jul-23	16,284	24,679	15,891
Aug-23	15,998	24,203	15,538
Sep-23	15,372	23,050	15,010
Oct-23	14,924	22,439	14,582
Nov-23	15,857	24,532	15,657
Dec-23	16,628	25,833	16,436
Jan-24	16,829	26,119	16,415
Feb-24	17,725	27,533	16,682
Mar-24	18,439	28,421	17,079
Apr-24	17,577	27,170	16,543
May-24	18,549	28,454	16,979
Jun-24	18,823	29,335	17,124
Jul-24	19,210	29,880	17,561
Aug-24	19,577	30,531	17,954
Sep-24	19,669	31,162	18,319
Oct-24	19,337	30,934	17,844
Nov-24	20,259	32,991	18,342
Dec-24	19,438	31,983	17,795
Jan-25	20,010	32,993	18,252
Feb-25	19,819	32,360	18,392
Mar-25	18,737	30,473	18,096
Apr-25	18,503	30,268	18,275
May-25	19,439	32,187	18,765
Jun-25	20,248	33,822	19,336

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$1,001,130,729
# of Portfolio Holdings	183
Portfolio Turnover Rate	150%
Advisory Fees and Waivers	2,942,628

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	7.57%	11.85%	7.31%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	6.4%
Berkshire Hathaway Inc	4.9%
NVIDIA Corp	4.5%
Amazon.com Inc	3.9%
Meta Platforms Inc	2.3%
Alphabet Inc	2.2%
Costco Wholesale Corp	2.1%
Apple Inc	1.8%
Mastercard Inc	1.7%
Walmart Inc	1.5%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	1.1%Footnote Reference
Materials	2.3%Footnote Reference
Energy	2.4%Footnote Reference
Real Estate	2.5%Footnote Reference
Consumer Staples	6.9%Footnote Reference
Health Care	7.8%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	9.5%Footnote Reference
Communication Services	11.1%Footnote Reference
Financials	19.2%Footnote Reference
Information Technology	27.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	67.6%Footnote Reference
Money Market Registered Investment Companies	29.9%Footnote Reference
Assets/Other Liabilities (Net)	2.5%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLMFX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2025

Adviser Class    QNTAX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$79	1.54%

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-15	10,000	10,000	10,000	10,000
Jul-15	9,843	10,167	10,014	9,884
Aug-15	9,409	9,553	9,455	9,263
Sep-15	9,021	9,275	9,150	8,808
Oct-15	9,655	10,008	9,666	9,304
Nov-15	9,869	10,063	9,797	9,607
Dec-15	9,256	9,857	9,389	9,125
Jan-16	8,608	9,300	8,854	8,322
Feb-16	8,774	9,297	8,979	8,322
Mar-16	9,788	9,952	9,744	8,986
Apr-16	10,081	10,014	9,863	9,127
May-16	10,074	10,193	10,091	9,333
Jun-16	10,054	10,214	10,133	9,327
Jul-16	10,585	10,619	10,568	9,884
Aug-16	10,698	10,646	10,621	10,059
Sep-16	10,758	10,663	10,553	10,171
Oct-16	10,241	10,432	10,271	9,687
Nov-16	11,196	10,899	11,093	10,767
Dec-16	11,314	11,112	11,336	11,069
Jan-17	11,433	11,321	11,526	11,113
Feb-17	11,470	11,742	11,828	11,327
Mar-17	11,521	11,750	11,782	11,342
Apr-17	11,524	11,875	11,881	11,466
May-17	11,361	11,996	11,823	11,233
Jun-17	11,687	12,104	12,014	11,621
Jul-17	11,843	12,333	12,120	11,708
Aug-17	11,592	12,356	11,934	11,559
Sep-17	12,159	12,658	12,402	12,280
Oct-17	12,206	12,934	12,682	12,385
Nov-17	12,810	13,327	13,148	12,742
Dec-17	12,862	13,460	13,177	12,690
Jan-18	13,187	14,169	13,556	13,022
Feb-18	12,498	13,647	12,955	12,518
Mar-18	12,407	13,373	13,075	12,680
Apr-18	12,568	13,424	13,041	12,789
May-18	12,967	13,803	13,579	13,566
Jun-18	13,261	13,893	13,637	13,663
Jul-18	13,519	14,354	13,877	13,901
Aug-18	13,852	14,858	14,320	14,500
Sep-18	13,764	14,883	14,164	14,151
Oct-18	12,617	13,787	12,812	12,614
Nov-18	12,757	14,063	13,212	12,815
Dec-18	11,290	12,754	11,717	11,293
Jan-19	12,629	13,849	12,942	12,563
Feb-19	12,989	14,336	13,491	13,216
Mar-19	12,867	14,545	13,414	12,940
Apr-19	13,098	15,126	13,953	13,379
May-19	11,520	14,147	12,841	12,339
Jun-19	12,552	15,141	13,822	13,211
Jul-19	12,318	15,366	13,987	13,287
Aug-19	11,330	15,053	13,400	12,631
Sep-19	12,258	15,317	13,811	12,894
Oct-19	12,602	15,647	13,967	13,233
Nov-19	13,111	16,242	14,382	13,778
Dec-19	13,393	16,711	14,786	14,175
Jan-20	12,600	16,692	14,400	13,720
Feb-20	11,261	15,326	13,033	12,565
Mar-20	8,002	13,218	10,395	9,835
Apr-20	9,362	14,969	11,869	11,186
May-20	9,718	15,769	12,737	11,914
Jun-20	9,887	16,130	12,897	12,335
Jul-20	10,410	17,046	13,492	12,677
Aug-20	10,778	18,281	13,966	13,391
Sep-20	10,428	17,615	13,512	12,944
Oct-20	10,602	17,235	13,806	13,215
Nov-20	12,135	19,331	15,777	15,651
Dec-20	12,689	20,201	16,806	17,005
Jan-21	12,845	20,111	17,059	17,860
Feb-21	14,144	20,740	18,219	18,973
Mar-21	15,088	21,483	19,070	19,164
Apr-21	15,855	22,591	19,928	19,566
May-21	16,316	22,694	19,967	19,607
Jun-21	15,901	23,253	19,763	19,987
Jul-21	15,550	23,647	19,831	19,265
Aug-21	15,791	24,321	20,217	19,696
Sep-21	15,308	23,230	19,415	19,115
Oct-21	15,990	24,801	20,557	19,928
Nov-21	15,401	24,423	19,954	19,098
Dec-21	16,201	25,385	20,967	19,524
Jan-22	15,729	23,891	19,455	17,645
Feb-22	15,713	23,290	19,672	17,833
Mar-22	16,102	24,045	19,944	18,055
Apr-22	14,972	21,887	18,527	16,266
May-22	15,096	21,858	18,666	16,290
Jun-22	13,532	20,029	16,870	14,951
Jul-22	14,662	21,908	18,700	16,511
Aug-22	14,124	21,091	18,120	16,173
Sep-22	12,782	19,135	16,454	14,624
Oct-22	14,031	20,704	18,185	16,233
Nov-22	14,809	21,785	19,298	16,613
Dec-22	14,006	20,509	18,229	15,534
Jan-23	15,544	21,922	19,911	17,048
Feb-23	14,926	21,409	19,550	16,760
Mar-23	14,228	21,982	18,922	15,960
Apr-23	14,151	22,216	18,774	15,673
May-23	13,784	22,302	18,175	15,528
Jun-23	15,102	23,825	19,840	16,790
Jul-23	15,642	24,679	20,659	17,817
Aug-23	15,098	24,203	20,061	16,926
Sep-23	14,199	23,050	19,007	15,929
Oct-23	13,455	22,439	17,992	14,843
Nov-23	14,848	24,532	19,523	16,186
Dec-23	16,026	25,833	21,225	18,164
Jan-24	15,762	26,119	20,862	17,458
Feb-24	16,333	27,533	22,101	18,445
Mar-24	16,951	28,421	23,337	19,105
Apr-24	16,235	27,170	21,933	17,760
May-24	16,934	28,454	22,895	18,651
Jun-24	17,211	29,335	22,533	18,479
Jul-24	17,402	29,880	23,842	20,356
Aug-24	17,716	30,531	23,823	20,052
Sep-24	18,116	31,162	24,098	20,192
Oct-24	17,754	30,934	23,928	19,901
Nov-24	18,588	32,991	26,036	22,084
Dec-24	18,024	31,983	24,181	20,260
Jan-25	18,531	32,993	25,112	20,791
Feb-25	18,360	32,360	24,021	19,679
Mar-25	17,537	30,473	22,706	18,340
Apr-25	17,578	30,268	22,195	17,916
May-25	18,607	32,187	23,393	18,873
Jun-25	19,453	33,822	24,230	19,898

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$38,504,285
# of Portfolio Holdings	583
Portfolio Turnover Rate	97%
Advisory Fees and Waivers	134,401

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	13.03%	14.49%	6.88%
Russell 3000 Index	15.30%	15.96%	12.96%
S&P MidCap 400	7.53%	13.44%	9.25%
Russell 2000 Index	7.68%	10.04%	7.12%

What did the Fund invest in?

Top 10 Holdings

NVIDIA Corp	4.0%
Microsoft Corp	4.0%
Apple Inc	3.3%
Amazon.com Inc	2.4%
Berkshire Hathaway Inc	1.4%
Broadcom Inc	1.4%
JPMorgan Chase & Co	1.3%
Fidelity Total Bond Fund - Class Z	1.2%
Alphabet Inc	1.1%
Tesla Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Materials	0.0%Footnote Reference
Utilities	0.0%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Industrials	3.5%Footnote Reference
Energy	3.6%Footnote Reference
Health Care	5.6%Footnote Reference
Communication Services	5.6%Footnote Reference
Real Estate	5.7%Footnote Reference
Consumer Discretionary	12.8%Footnote Reference
Financials	25.5%Footnote Reference
Information Technology	35.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	55.2%Footnote Reference
Registered Investment Companies	4.7%Footnote Reference
Money Market Registered Investment Companies	35.9%Footnote Reference
Assets/Other Liabilities (Net)	4.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    QNTAX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2025

Institutional Class    QNTIX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$76	1.48%

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-15	10,000	10,000	10,000	10,000
Jul-15	9,843	10,167	10,014	9,884
Aug-15	9,409	9,553	9,455	9,263
Sep-15	9,021	9,275	9,150	8,808
Oct-15	9,655	10,008	9,666	9,304
Nov-15	9,869	10,063	9,797	9,607
Dec-15	9,256	9,857	9,389	9,125
Jan-16	8,608	9,300	8,854	8,322
Feb-16	8,774	9,297	8,979	8,322
Mar-16	9,788	9,952	9,744	8,986
Apr-16	10,081	10,014	9,863	9,127
May-16	10,074	10,193	10,091	9,333
Jun-16	10,054	10,214	10,133	9,327
Jul-16	10,585	10,619	10,568	9,884
Aug-16	10,698	10,646	10,621	10,059
Sep-16	10,758	10,663	10,553	10,171
Oct-16	10,241	10,432	10,271	9,687
Nov-16	11,196	10,899	11,093	10,767
Dec-16	11,314	11,112	11,336	11,069
Jan-17	11,436	11,321	11,526	11,113
Feb-17	11,470	11,742	11,828	11,327
Mar-17	11,521	11,750	11,782	11,342
Apr-17	11,528	11,875	11,881	11,466
May-17	11,361	11,996	11,823	11,233
Jun-17	11,690	12,104	12,014	11,621
Jul-17	11,847	12,333	12,120	11,708
Aug-17	11,599	12,356	11,934	11,559
Sep-17	12,166	12,658	12,402	12,280
Oct-17	12,217	12,934	12,682	12,385
Nov-17	12,824	13,327	13,148	12,742
Dec-17	12,880	13,460	13,177	12,690
Jan-18	13,206	14,169	13,556	13,022
Feb-18	12,519	13,647	12,955	12,518
Mar-18	12,428	13,373	13,075	12,680
Apr-18	12,593	13,424	13,041	12,789
May-18	12,996	13,803	13,579	13,566
Jun-18	13,293	13,893	13,637	13,663
Jul-18	13,556	14,354	13,877	13,901
Aug-18	13,889	14,858	14,320	14,500
Sep-18	13,805	14,883	14,164	14,151
Oct-18	12,658	13,787	12,812	12,614
Nov-18	12,802	14,063	13,212	12,815
Dec-18	11,329	12,754	11,717	11,293
Jan-19	12,672	13,849	12,942	12,563
Feb-19	13,037	14,336	13,491	13,216
Mar-19	12,918	14,545	13,414	12,940
Apr-19	13,153	15,126	13,953	13,379
May-19	11,571	14,147	12,841	12,339
Jun-19	12,609	15,141	13,822	13,211
Jul-19	12,377	15,366	13,987	13,287
Aug-19	11,386	15,053	13,400	12,631
Sep-19	12,321	15,317	13,811	12,894
Oct-19	12,667	15,647	13,967	13,233
Nov-19	13,178	16,242	14,382	13,778
Dec-19	13,459	16,711	14,786	14,175
Jan-20	12,666	16,692	14,400	13,720
Feb-20	11,317	15,326	13,033	12,565
Mar-20	8,045	13,218	10,395	9,835
Apr-20	9,408	14,969	11,869	11,186
May-20	9,770	15,769	12,737	11,914
Jun-20	9,939	16,130	12,897	12,335
Jul-20	10,463	17,046	13,492	12,677
Aug-20	10,833	18,281	13,966	13,391
Sep-20	10,484	17,615	13,512	12,944
Oct-20	10,656	17,235	13,806	13,215
Nov-20	12,199	19,331	15,777	15,651
Dec-20	12,757	20,201	16,806	17,005
Jan-21	12,910	20,111	17,059	17,860
Feb-21	14,218	20,740	18,219	18,973
Mar-21	15,169	21,483	19,070	19,164
Apr-21	15,937	22,591	19,928	19,566
May-21	16,402	22,694	19,967	19,607
Jun-21	15,984	23,253	19,763	19,987
Jul-21	15,626	23,647	19,831	19,265
Aug-21	15,869	24,321	20,217	19,696
Sep-21	15,387	23,230	19,415	19,115
Oct-21	16,069	24,801	20,557	19,928
Nov-21	15,476	24,423	19,954	19,098
Dec-21	16,281	25,385	20,967	19,524
Jan-22	15,806	23,891	19,455	17,645
Feb-22	15,794	23,290	19,672	17,833
Mar-22	16,186	24,045	19,944	18,055
Apr-22	15,048	21,887	18,527	16,266
May-22	15,173	21,858	18,666	16,290
Jun-22	13,598	20,029	16,870	14,951
Jul-22	14,735	21,908	18,700	16,511
Aug-22	14,198	21,091	18,120	16,173
Sep-22	12,842	19,135	16,454	14,624
Oct-22	14,100	20,704	18,185	16,233
Nov-22	14,878	21,785	19,298	16,613
Dec-22	14,070	20,509	18,229	15,534
Jan-23	15,619	21,922	19,911	17,048
Feb-23	14,997	21,409	19,550	16,760
Mar-23	14,293	21,982	18,922	15,960
Apr-23	14,216	22,216	18,774	15,673
May-23	13,846	22,302	18,175	15,528
Jun-23	15,170	23,825	19,840	16,790
Jul-23	15,713	24,679	20,659	17,817
Aug-23	15,165	24,203	20,061	16,926
Sep-23	14,260	23,050	19,007	15,929
Oct-23	13,515	22,439	17,992	14,843
Nov-23	14,914	24,532	19,523	16,186
Dec-23	16,095	25,833	21,225	18,164
Jan-24	15,830	26,119	20,862	17,458
Feb-24	16,404	27,533	22,101	18,445
Mar-24	17,022	28,421	23,337	19,105
Apr-24	16,306	27,170	21,933	17,760
May-24	17,005	28,454	22,895	18,651
Jun-24	17,284	29,335	22,533	18,479
Jul-24	17,476	29,880	23,842	20,356
Aug-24	17,787	30,531	23,823	20,052
Sep-24	18,190	31,162	24,098	20,192
Oct-24	17,826	30,934	23,928	19,901
Nov-24	18,665	32,991	26,036	22,084
Dec-24	18,095	31,983	24,181	20,260
Jan-25	18,606	32,993	25,112	20,791
Feb-25	18,439	32,360	24,021	19,679
Mar-25	17,610	30,473	22,706	18,340
Apr-25	17,652	30,268	22,195	17,916
May-25	18,687	32,187	23,393	18,873
Jun-25	19,539	33,822	24,230	19,898

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$38,504,285
# of Portfolio Holdings	583
Portfolio Turnover Rate	97%
Advisory Fees and Waivers	134,401

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	13.05%	14.47%	6.93%
Russell 3000 Index	15.30%	15.96%	12.96%
S&P MidCap 400	7.53%	13.44%	9.25%
Russell 2000 Index	7.68%	10.04%	7.12%

What did the Fund invest in?

Top 10 Holdings

NVIDIA Corp	4.0%
Microsoft Corp	4.0%
Apple Inc	3.3%
Amazon.com Inc	2.4%
Berkshire Hathaway Inc	1.4%
Broadcom Inc	1.4%
JPMorgan Chase & Co	1.3%
Fidelity Total Bond Fund - Class Z	1.2%
Alphabet Inc	1.1%
Tesla Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Materials	0.0%Footnote Reference
Utilities	0.0%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Industrials	3.5%Footnote Reference
Energy	3.6%Footnote Reference
Health Care	5.6%Footnote Reference
Communication Services	5.6%Footnote Reference
Real Estate	5.7%Footnote Reference
Consumer Discretionary	12.8%Footnote Reference
Financials	25.5%Footnote Reference
Information Technology	35.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	55.2%Footnote Reference
Registered Investment Companies	4.7%Footnote Reference
Money Market Registered Investment Companies	35.9%Footnote Reference
Assets/Other Liabilities (Net)	4.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    QNTIX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2025

Retail Class    FLCGX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$87	1.68%

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-15	10,000	10,000	10,000	10,000
Jul-15	9,843	10,167	10,014	9,884
Aug-15	9,409	9,553	9,455	9,263
Sep-15	9,021	9,275	9,150	8,808
Oct-15	9,655	10,008	9,666	9,304
Nov-15	9,869	10,063	9,797	9,607
Dec-15	9,256	9,857	9,389	9,125
Jan-16	8,608	9,300	8,854	8,322
Feb-16	8,774	9,297	8,979	8,322
Mar-16	9,788	9,952	9,744	8,986
Apr-16	10,081	10,014	9,863	9,127
May-16	10,074	10,193	10,091	9,333
Jun-16	10,054	10,214	10,133	9,327
Jul-16	10,585	10,619	10,568	9,884
Aug-16	10,698	10,646	10,621	10,059
Sep-16	10,758	10,663	10,553	10,171
Oct-16	10,241	10,432	10,271	9,687
Nov-16	11,192	10,899	11,093	10,767
Dec-16	11,306	11,112	11,336	11,069
Jan-17	11,424	11,321	11,526	11,113
Feb-17	11,455	11,742	11,828	11,327
Mar-17	11,502	11,750	11,782	11,342
Apr-17	11,506	11,875	11,881	11,466
May-17	11,336	11,996	11,823	11,233
Jun-17	11,658	12,104	12,014	11,621
Jul-17	11,814	12,333	12,120	11,708
Aug-17	11,560	12,356	11,934	11,559
Sep-17	12,126	12,658	12,402	12,280
Oct-17	12,173	12,934	12,682	12,385
Nov-17	12,777	13,327	13,148	12,742
Dec-17	12,823	13,460	13,177	12,690
Jan-18	13,144	14,169	13,556	13,022
Feb-18	12,456	13,647	12,955	12,518
Mar-18	12,362	13,373	13,075	12,680
Apr-18	12,523	13,424	13,041	12,789
May-18	12,917	13,803	13,579	13,566
Jun-18	13,210	13,893	13,637	13,663
Jul-18	13,464	14,354	13,877	13,901
Aug-18	13,796	14,858	14,320	14,500
Sep-18	13,705	14,883	14,164	14,151
Oct-18	12,561	13,787	12,812	12,614
Nov-18	12,701	14,063	13,212	12,815
Dec-18	11,239	12,754	11,717	11,293
Jan-19	12,568	13,849	12,942	12,563
Feb-19	12,927	14,336	13,491	13,216
Mar-19	12,805	14,545	13,414	12,940
Apr-19	13,032	15,126	13,953	13,379
May-19	11,462	14,147	12,841	12,339
Jun-19	12,488	15,141	13,822	13,211
Jul-19	12,254	15,366	13,987	13,287
Aug-19	11,269	15,053	13,400	12,631
Sep-19	12,195	15,317	13,811	12,894
Oct-19	12,534	15,647	13,967	13,233
Nov-19	13,038	16,242	14,382	13,778
Dec-19	13,316	16,711	14,786	14,175
Jan-20	12,529	16,692	14,400	13,720
Feb-20	11,195	15,326	13,033	12,565
Mar-20	7,956	13,218	10,395	9,835
Apr-20	9,305	14,969	11,869	11,186
May-20	9,660	15,769	12,737	11,914
Jun-20	9,825	16,130	12,897	12,335
Jul-20	10,343	17,046	13,492	12,677
Aug-20	10,709	18,281	13,966	13,391
Sep-20	10,361	17,615	13,512	12,944
Oct-20	10,530	17,235	13,806	13,215
Nov-20	12,054	19,331	15,777	15,651
Dec-20	12,602	20,201	16,806	17,005
Jan-21	12,754	20,111	17,059	17,860
Feb-21	14,041	20,740	18,219	18,973
Mar-21	14,982	21,483	19,070	19,164
Apr-21	15,739	22,591	19,928	19,566
May-21	16,195	22,694	19,967	19,607
Jun-21	15,778	23,253	19,763	19,987
Jul-21	15,424	23,647	19,831	19,265
Aug-21	15,657	24,321	20,217	19,696
Sep-21	15,177	23,230	19,415	19,115
Oct-21	15,848	24,801	20,557	19,928
Nov-21	15,258	24,423	19,954	19,098
Dec-21	16,048	25,385	20,967	19,524
Jan-22	15,574	23,891	19,455	17,645
Feb-22	15,553	23,290	19,672	17,833
Mar-22	15,933	24,045	19,944	18,055
Apr-22	14,810	21,887	18,527	16,266
May-22	14,930	21,858	18,666	16,290
Jun-22	13,378	20,029	16,870	14,951
Jul-22	14,492	21,908	18,700	16,511
Aug-22	13,956	21,091	18,120	16,173
Sep-22	12,630	19,135	16,454	14,624
Oct-22	13,867	20,704	18,185	16,233
Nov-22	14,634	21,785	19,298	16,613
Dec-22	13,842	20,509	18,229	15,534
Jan-23	15,359	21,922	19,911	17,048
Feb-23	14,747	21,409	19,550	16,760
Mar-23	14,055	21,982	18,922	15,960
Apr-23	13,978	22,216	18,774	15,673
May-23	13,608	22,302	18,175	15,528
Jun-23	14,906	23,825	19,840	16,790
Jul-23	15,439	24,679	20,659	17,817
Aug-23	14,897	24,203	20,061	16,926
Sep-23	14,005	23,050	19,007	15,929
Oct-23	13,269	22,439	17,992	14,843
Nov-23	14,643	24,532	19,523	16,186
Dec-23	15,801	25,833	21,225	18,164
Jan-24	15,539	26,119	20,862	17,458
Feb-24	16,098	27,533	22,101	18,445
Mar-24	16,705	28,421	23,337	19,105
Apr-24	15,997	27,170	21,933	17,760
May-24	16,679	28,454	22,895	18,651
Jun-24	16,950	29,335	22,533	18,479
Jul-24	17,136	29,880	23,842	20,356
Aug-24	17,439	30,531	23,823	20,052
Sep-24	17,833	31,162	24,098	20,192
Oct-24	17,469	30,934	23,928	19,901
Nov-24	18,289	32,991	26,036	22,084
Dec-24	17,728	31,983	24,181	20,260
Jan-25	18,228	32,993	25,112	20,791
Feb-25	18,058	32,360	24,021	19,679
Mar-25	17,244	30,473	22,706	18,340
Apr-25	17,280	30,268	22,195	17,916
May-25	18,292	32,187	23,393	18,873
Jun-25	19,128	33,822	24,230	19,898

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$38,504,285
# of Portfolio Holdings	583
Portfolio Turnover Rate	97%
Advisory Fees and Waivers	134,401

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	12.85%	14.25%	6.70%
Russell 3000 Index	15.30%	15.96%	12.96%
S&P MidCap 400	7.53%	13.44%	9.25%
Russell 2000 Index	7.68%	10.04%	7.12%

What did the Fund invest in?

Top 10 Holdings

NVIDIA Corp	4.0%
Microsoft Corp	4.0%
Apple Inc	3.3%
Amazon.com Inc	2.4%
Berkshire Hathaway Inc	1.4%
Broadcom Inc	1.4%
JPMorgan Chase & Co	1.3%
Fidelity Total Bond Fund - Class Z	1.2%
Alphabet Inc	1.1%
Tesla Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Materials	0.0%Footnote Reference
Utilities	0.0%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Industrials	3.5%Footnote Reference
Energy	3.6%Footnote Reference
Health Care	5.6%Footnote Reference
Communication Services	5.6%Footnote Reference
Real Estate	5.7%Footnote Reference
Consumer Discretionary	12.8%Footnote Reference
Financials	25.5%Footnote Reference
Information Technology	35.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	55.2%Footnote Reference
Registered Investment Companies	4.7%Footnote Reference
Money Market Registered Investment Companies	35.9%Footnote Reference
Assets/Other Liabilities (Net)	4.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLCGX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2025

Adviser Class    SRUAX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$78	1.55%

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,178	10,167	10,025
Aug-15	9,673	9,553	9,665
Sep-15	9,554	9,275	9,487
Oct-15	9,950	10,008	9,886
Nov-15	9,990	10,063	9,845
Dec-15	9,781	9,857	9,709
Jan-16	9,369	9,300	9,401
Feb-16	9,409	9,297	9,446
Mar-16	9,822	9,952	9,918
Apr-16	9,711	10,014	10,042
May-16	9,842	10,193	10,071
Jun-16	9,771	10,214	10,156
Jul-16	10,113	10,619	10,439
Aug-16	10,123	10,646	10,461
Sep-16	10,133	10,663	10,501
Oct-16	10,023	10,432	10,348
Nov-16	10,314	10,899	10,404
Dec-16	10,472	11,112	10,541
Jan-17	10,605	11,321	10,711
Feb-17	11,012	11,742	10,928
Mar-17	11,022	11,750	10,982
Apr-17	11,093	11,875	11,097
May-17	11,185	11,996	11,225
Jun-17	11,225	12,104	11,268
Jul-17	11,449	12,333	11,460
Aug-17	11,510	12,356	11,517
Sep-17	11,775	12,658	11,651
Oct-17	12,070	12,934	11,796
Nov-17	12,365	13,327	11,956
Dec-17	12,530	13,460	12,086
Jan-18	13,171	14,169	12,415
Feb-18	12,682	13,647	12,058
Mar-18	12,432	13,373	11,981
Apr-18	12,530	13,424	11,993
May-18	12,704	13,803	12,066
Jun-18	12,650	13,893	12,048
Jul-18	13,019	14,354	12,258
Aug-18	13,443	14,858	12,365
Sep-18	13,443	14,883	12,352
Oct-18	12,345	13,787	11,770
Nov-18	12,432	14,063	11,934
Dec-18	12,070	12,754	11,511
Jan-19	12,235	13,849	12,143
Feb-19	12,389	14,336	12,353
Mar-19	12,445	14,545	12,510
Apr-19	12,786	15,126	12,751
May-19	11,993	14,147	12,370
Jun-19	12,709	15,141	12,902
Jul-19	12,819	15,366	12,943
Aug-19	12,566	15,053	12,832
Sep-19	12,797	15,317	13,020
Oct-19	12,918	15,647	13,236
Nov-19	13,315	16,242	13,419
Dec-19	13,659	16,711	13,701
Jan-20	13,370	16,692	13,665
Feb-20	12,290	15,326	13,060
Mar-20	10,776	13,218	11,868
Apr-20	11,188	14,969	12,714
May-20	11,355	15,769	13,121
Jun-20	11,477	16,130	13,379
Jul-20	11,945	17,046	13,855
Aug-20	12,724	18,281	14,270
Sep-20	12,337	17,615	14,022
Oct-20	11,944	17,235	13,834
Nov-20	13,090	19,331	14,999
Dec-20	13,684	20,201	15,458
Jan-21	13,695	20,111	15,364
Feb-21	14,010	20,740	15,550
Mar-21	14,538	21,483	15,793
Apr-21	15,201	22,591	16,248
May-21	15,370	22,694	16,472
Jun-21	15,640	23,253	16,580
Jul-21	15,797	23,647	16,699
Aug-21	16,213	24,321	16,917
Sep-21	15,622	23,230	16,468
Oct-21	16,399	24,801	16,874
Nov-21	16,151	24,423	16,568
Dec-21	16,566	25,385	17,033
Jan-22	15,913	23,891	16,390
Feb-22	15,759	23,290	16,139
Mar-22	15,854	24,045	16,149
Apr-22	15,023	21,887	15,205
May-22	15,047	21,858	15,249
Jun-22	14,501	20,029	14,318
Jul-22	14,940	21,908	15,051
Aug-22	14,596	21,091	14,593
Sep-22	14,076	19,135	13,471
Oct-22	14,564	20,704	13,922
Nov-22	15,102	21,785	14,832
Dec-22	14,730	20,509	14,516
Jan-23	15,327	21,922	15,313
Feb-23	14,974	21,409	14,880
Mar-23	15,144	21,982	15,144
Apr-23	15,340	22,216	15,283
May-23	15,230	22,302	15,014
Jun-23	15,999	23,825	15,520
Jul-23	16,441	24,679	15,891
Aug-23	16,159	24,203	15,538
Sep-23	15,533	23,050	15,010
Oct-23	15,089	22,439	14,582
Nov-23	16,026	24,532	15,657
Dec-23	16,803	25,833	16,436
Jan-24	16,936	26,119	16,415
Feb-24	17,813	27,533	16,682
Mar-24	18,464	28,421	17,079
Apr-24	17,667	27,170	16,543
May-24	18,717	28,454	16,979
Jun-24	18,970	29,335	17,124
Jul-24	19,463	29,880	17,561
Aug-24	19,783	30,531	17,954
Sep-24	19,957	31,162	18,319
Oct-24	19,662	30,934	17,844
Nov-24	20,547	32,991	18,342
Dec-24	19,966	31,983	17,795
Jan-25	20,459	32,993	18,252
Feb-25	20,270	32,360	18,392
Mar-25	19,066	30,473	18,096
Apr-25	18,950	30,268	18,275
May-25	19,822	32,187	18,765
Jun-25	20,766	33,822	19,336

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$231,115,511
# of Portfolio Holdings	485
Portfolio Turnover Rate	115%
Advisory Fees and Waivers	807,332

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Adviser Class	9.47%	12.59%	7.58%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	6.2%
NVIDIA Corp	5.0%
Berkshire Hathaway Inc	4.7%
Apple Inc	3.7%
Amazon.com Inc	3.3%
Mastercard Inc	3.0%
Costco Wholesale Corp	2.7%
Meta Platforms Inc	2.6%
Alphabet Inc	2.3%
Texas Instruments Inc	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Materials	1.1%Footnote Reference
Real Estate	1.3%Footnote Reference
Utilities	1.7%Footnote Reference
Energy	3.7%Footnote Reference
Consumer Staples	4.4%Footnote Reference
Industrials	5.8%Footnote Reference
Health Care	7.9%Footnote Reference
Communication Services	10.3%Footnote Reference
Consumer Discretionary	12.6%Footnote Reference
Financials	18.6%Footnote Reference
Information Technology	32.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks - Long	96.5%Footnote Reference
Money Market Registered Investment Companies	3.4%Footnote Reference
Assets/Other Liabilities (Net)	0.1%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    SRUAX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2025

Institutional Class    SRUIX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$78	1.54%

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,178	10,167	10,025
Aug-15	9,673	9,553	9,665
Sep-15	9,554	9,275	9,487
Oct-15	9,950	10,008	9,886
Nov-15	9,990	10,063	9,845
Dec-15	9,781	9,857	9,709
Jan-16	9,369	9,300	9,401
Feb-16	9,409	9,297	9,446
Mar-16	9,822	9,952	9,918
Apr-16	9,711	10,014	10,042
May-16	9,842	10,193	10,071
Jun-16	9,771	10,214	10,156
Jul-16	10,113	10,619	10,439
Aug-16	10,123	10,646	10,461
Sep-16	10,133	10,663	10,501
Oct-16	10,023	10,432	10,348
Nov-16	10,314	10,899	10,404
Dec-16	10,476	11,112	10,541
Jan-17	10,598	11,321	10,711
Feb-17	11,016	11,742	10,928
Mar-17	11,026	11,750	10,982
Apr-17	11,097	11,875	11,097
May-17	11,179	11,996	11,225
Jun-17	11,230	12,104	11,268
Jul-17	11,464	12,333	11,460
Aug-17	11,515	12,356	11,517
Sep-17	11,789	12,658	11,651
Oct-17	12,085	12,934	11,796
Nov-17	12,390	13,327	11,956
Dec-17	12,545	13,460	12,086
Jan-18	13,197	14,169	12,415
Feb-18	12,708	13,647	12,058
Mar-18	12,458	13,373	11,981
Apr-18	12,556	13,424	11,993
May-18	12,741	13,803	12,066
Jun-18	12,686	13,893	12,048
Jul-18	13,056	14,354	12,258
Aug-18	13,480	14,858	12,365
Sep-18	13,480	14,883	12,352
Oct-18	12,382	13,787	11,770
Nov-18	12,480	14,063	11,934
Dec-18	12,105	12,754	11,511
Jan-19	12,282	13,849	12,143
Feb-19	12,448	14,336	12,353
Mar-19	12,492	14,545	12,510
Apr-19	12,834	15,126	12,751
May-19	12,050	14,147	12,370
Jun-19	12,768	15,141	12,902
Jul-19	12,878	15,366	12,943
Aug-19	12,635	15,053	12,832
Sep-19	12,867	15,317	13,020
Oct-19	12,978	15,647	13,236
Nov-19	13,386	16,242	13,419
Dec-19	13,732	16,711	13,701
Jan-20	13,431	16,692	13,665
Feb-20	12,349	15,326	13,060
Mar-20	10,832	13,218	11,868
Apr-20	11,245	14,969	12,714
May-20	11,412	15,769	13,121
Jun-20	11,535	16,130	13,379
Jul-20	12,003	17,046	13,855
Aug-20	12,795	18,281	14,270
Sep-20	12,395	17,615	14,022
Oct-20	12,001	17,235	13,834
Nov-20	13,161	19,331	14,999
Dec-20	13,767	20,201	15,458
Jan-21	13,778	20,111	15,364
Feb-21	14,093	20,740	15,550
Mar-21	14,623	21,483	15,793
Apr-21	15,287	22,591	16,248
May-21	15,456	22,694	16,472
Jun-21	15,727	23,253	16,580
Jul-21	15,885	23,647	16,699
Aug-21	16,301	24,321	16,917
Sep-21	15,709	23,230	16,468
Oct-21	16,487	24,801	16,874
Nov-21	16,239	24,423	16,568
Dec-21	16,655	25,385	17,033
Jan-22	16,001	23,891	16,390
Feb-22	15,835	23,290	16,139
Mar-22	15,942	24,045	16,149
Apr-22	15,097	21,887	15,205
May-22	15,121	21,858	15,249
Jun-22	14,563	20,029	14,318
Jul-22	15,002	21,908	15,051
Aug-22	14,658	21,091	14,593
Sep-22	14,137	19,135	13,471
Oct-22	14,637	20,704	13,922
Nov-22	15,165	21,785	14,832
Dec-22	14,792	20,509	14,516
Jan-23	15,403	21,922	15,313
Feb-23	15,036	21,409	14,880
Mar-23	15,207	21,982	15,144
Apr-23	15,403	22,216	15,283
May-23	15,281	22,302	15,014
Jun-23	16,064	23,825	15,520
Jul-23	16,506	24,679	15,891
Aug-23	16,223	24,203	15,538
Sep-23	15,597	23,050	15,010
Oct-23	15,152	22,439	14,582
Nov-23	16,078	24,532	15,657
Dec-23	16,872	25,833	16,436
Jan-24	16,992	26,119	16,415
Feb-24	17,870	27,533	16,682
Mar-24	18,522	28,421	17,079
Apr-24	17,723	27,170	16,543
May-24	18,775	28,454	16,979
Jun-24	19,027	29,335	17,124
Jul-24	19,521	29,880	17,561
Aug-24	19,841	30,531	17,954
Sep-24	20,015	31,162	18,319
Oct-24	19,707	30,934	17,844
Nov-24	20,591	32,991	18,342
Dec-24	20,020	31,983	17,795
Jan-25	20,514	32,993	18,252
Feb-25	20,325	32,360	18,392
Mar-25	19,121	30,473	18,096
Apr-25	19,005	30,268	18,275
May-25	19,877	32,187	18,765
Jun-25	20,836	33,822	19,336

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$231,115,511
# of Portfolio Holdings	485
Portfolio Turnover Rate	115%
Advisory Fees and Waivers	807,332

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Institutional Class	9.50%	12.55%	7.62%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	6.2%
NVIDIA Corp	5.0%
Berkshire Hathaway Inc	4.7%
Apple Inc	3.7%
Amazon.com Inc	3.3%
Mastercard Inc	3.0%
Costco Wholesale Corp	2.7%
Meta Platforms Inc	2.6%
Alphabet Inc	2.3%
Texas Instruments Inc	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Materials	1.1%Footnote Reference
Real Estate	1.3%Footnote Reference
Utilities	1.7%Footnote Reference
Energy	3.7%Footnote Reference
Consumer Staples	4.4%Footnote Reference
Industrials	5.8%Footnote Reference
Health Care	7.9%Footnote Reference
Communication Services	10.3%Footnote Reference
Consumer Discretionary	12.6%Footnote Reference
Financials	18.6%Footnote Reference
Information Technology	32.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks - Long	96.5%Footnote Reference
Money Market Registered Investment Companies	3.4%Footnote Reference
Assets/Other Liabilities (Net)	0.1%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    SRUIX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2025

Retail Class    FLSPX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$96	1.89%

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,178	10,167	10,025
Aug-15	9,673	9,553	9,665
Sep-15	9,554	9,275	9,487
Oct-15	9,950	10,008	9,886
Nov-15	9,990	10,063	9,845
Dec-15	9,781	9,857	9,709
Jan-16	9,369	9,300	9,401
Feb-16	9,409	9,297	9,446
Mar-16	9,822	9,952	9,918
Apr-16	9,711	10,014	10,042
May-16	9,842	10,193	10,071
Jun-16	9,771	10,214	10,156
Jul-16	10,113	10,619	10,439
Aug-16	10,123	10,646	10,461
Sep-16	10,133	10,663	10,501
Oct-16	10,023	10,432	10,348
Nov-16	10,314	10,899	10,404
Dec-16	10,463	11,112	10,541
Jan-17	10,596	11,321	10,711
Feb-17	11,003	11,742	10,928
Mar-17	11,003	11,750	10,982
Apr-17	11,074	11,875	11,097
May-17	11,155	11,996	11,225
Jun-17	11,206	12,104	11,268
Jul-17	11,420	12,333	11,460
Aug-17	11,471	12,356	11,517
Sep-17	11,736	12,658	11,651
Oct-17	12,031	12,934	11,796
Nov-17	12,326	13,327	11,956
Dec-17	12,481	13,460	12,086
Jan-18	13,111	14,169	12,415
Feb-18	12,633	13,647	12,058
Mar-18	12,372	13,373	11,981
Apr-18	12,470	13,424	11,993
May-18	12,644	13,803	12,066
Jun-18	12,589	13,893	12,048
Jul-18	12,959	14,354	12,258
Aug-18	13,361	14,858	12,365
Sep-18	13,361	14,883	12,352
Oct-18	12,263	13,787	11,770
Nov-18	12,361	14,063	11,934
Dec-18	11,986	12,754	11,511
Jan-19	12,162	13,849	12,143
Feb-19	12,316	14,336	12,353
Mar-19	12,360	14,545	12,510
Apr-19	12,701	15,126	12,751
May-19	11,909	14,147	12,370
Jun-19	12,624	15,141	12,902
Jul-19	12,723	15,366	12,943
Aug-19	12,481	15,053	12,832
Sep-19	12,701	15,317	13,020
Oct-19	12,811	15,647	13,236
Nov-19	13,207	16,242	13,419
Dec-19	13,548	16,711	13,701
Jan-20	13,248	16,692	13,665
Feb-20	12,181	15,326	13,060
Mar-20	10,680	13,218	11,868
Apr-20	11,081	14,969	12,714
May-20	11,236	15,769	13,121
Jun-20	11,358	16,130	13,379
Jul-20	11,814	17,046	13,855
Aug-20	12,581	18,281	14,270
Sep-20	12,192	17,615	14,022
Oct-20	11,803	17,235	13,834
Nov-20	12,937	19,331	14,999
Dec-20	13,517	20,201	15,458
Jan-21	13,528	20,111	15,364
Feb-21	13,839	20,740	15,550
Mar-21	14,351	21,483	15,793
Apr-21	14,996	22,591	16,248
May-21	15,163	22,694	16,472
Jun-21	15,419	23,253	16,580
Jul-21	15,575	23,647	16,699
Aug-21	15,975	24,321	16,917
Sep-21	15,388	23,230	16,468
Oct-21	16,145	24,801	16,874
Nov-21	15,900	24,423	16,568
Dec-21	16,298	25,385	17,033
Jan-22	15,653	23,891	16,390
Feb-22	15,488	23,290	16,139
Mar-22	15,582	24,045	16,149
Apr-22	14,760	21,887	15,205
May-22	14,772	21,858	15,249
Jun-22	14,232	20,029	14,318
Jul-22	14,654	21,908	15,051
Aug-22	14,314	21,091	14,593
Sep-22	13,799	19,135	13,471
Oct-22	14,281	20,704	13,922
Nov-22	14,790	21,785	14,832
Dec-22	14,420	20,509	14,516
Jan-23	15,011	21,922	15,313
Feb-23	14,649	21,409	14,880
Mar-23	14,818	21,982	15,144
Apr-23	15,000	22,216	15,283
May-23	14,879	22,302	15,014
Jun-23	15,628	23,825	15,520
Jul-23	16,065	24,679	15,891
Aug-23	15,774	24,203	15,538
Sep-23	15,167	23,050	15,010
Oct-23	14,717	22,439	14,582
Nov-23	15,630	24,532	15,657
Dec-23	16,390	25,833	16,436
Jan-24	16,495	26,119	16,415
Feb-24	17,347	27,533	16,682
Mar-24	17,989	28,421	17,079
Apr-24	17,189	27,170	16,543
May-24	18,211	28,454	16,979
Jun-24	18,447	29,335	17,124
Jul-24	18,920	29,880	17,561
Aug-24	19,222	30,531	17,954
Sep-24	19,393	31,162	18,319
Oct-24	19,090	30,934	17,844
Nov-24	19,946	32,991	18,342
Dec-24	19,374	31,983	17,795
Jan-25	19,859	32,993	18,252
Feb-25	19,673	32,360	18,392
Mar-25	18,490	30,473	18,096
Apr-25	18,376	30,268	18,275
May-25	19,204	32,187	18,765
Jun-25	20,131	33,822	19,336

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$231,115,511
# of Portfolio Holdings	485
Portfolio Turnover Rate	115%
Advisory Fees and Waivers	807,332

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Retail Class	9.13%	12.13%	7.25%
Russell 3000 Index	15.30%	15.96%	12.96%
Morningstar Moderate Target Risk Index	12.92%	7.64%	6.82%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	6.2%
NVIDIA Corp	5.0%
Berkshire Hathaway Inc	4.7%
Apple Inc	3.7%
Amazon.com Inc	3.3%
Mastercard Inc	3.0%
Costco Wholesale Corp	2.7%
Meta Platforms Inc	2.6%
Alphabet Inc	2.3%
Texas Instruments Inc	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Materials	1.1%Footnote Reference
Real Estate	1.3%Footnote Reference
Utilities	1.7%Footnote Reference
Energy	3.7%Footnote Reference
Consumer Staples	4.4%Footnote Reference
Industrials	5.8%Footnote Reference
Health Care	7.9%Footnote Reference
Communication Services	10.3%Footnote Reference
Consumer Discretionary	12.6%Footnote Reference
Financials	18.6%Footnote Reference
Information Technology	32.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks - Long	96.5%Footnote Reference
Money Market Registered Investment Companies	3.4%Footnote Reference
Assets/Other Liabilities (Net)	0.1%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLSPX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2025

Adviser Class    BNDAX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$36	0.72%

Total Return Based on a $10,000 Investment

	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-15	10,000	10,000	10,000
Jul-15	10,034	10,070	10,000
Aug-15	9,950	10,055	10,001
Sep-15	9,883	10,123	10,001
Oct-15	9,988	10,125	10,001
Nov-15	9,872	10,098	10,001
Dec-15	9,782	10,065	10,002
Jan-16	9,795	10,204	10,002
Feb-16	9,854	10,276	10,005
Mar-16	9,972	10,371	10,008
Apr-16	10,128	10,410	10,010
May-16	10,112	10,413	10,011
Jun-16	10,247	10,600	10,014
Jul-16	10,317	10,667	10,016
Aug-16	10,386	10,655	10,018
Sep-16	10,420	10,649	10,021
Oct-16	10,339	10,567	10,023
Nov-16	10,159	10,317	10,025
Dec-16	10,231	10,332	10,028
Jan-17	10,310	10,352	10,032
Feb-17	10,421	10,422	10,036
Mar-17	10,404	10,416	10,039
Apr-17	10,493	10,497	10,045
May-17	10,554	10,577	10,050
Jun-17	10,537	10,567	10,058
Jul-17	10,610	10,612	10,066
Aug-17	10,700	10,707	10,075
Sep-17	10,666	10,656	10,084
Oct-17	10,677	10,663	10,092
Nov-17	10,610	10,649	10,100
Dec-17	10,647	10,698	10,110
Jan-18	10,556	10,575	10,121
Feb-18	10,448	10,474	10,131
Mar-18	10,500	10,542	10,144
Apr-18	10,406	10,463	10,158
May-18	10,448	10,538	10,172
Jun-18	10,437	10,525	10,188
Jul-18	10,448	10,527	10,204
Aug-18	10,489	10,595	10,221
Sep-18	10,448	10,527	10,237
Oct-18	10,356	10,444	10,256
Nov-18	10,377	10,506	10,275
Dec-18	10,493	10,699	10,295
Jan-19	10,638	10,813	10,315
Feb-19	10,661	10,806	10,334
Mar-19	10,813	11,014	10,355
Apr-19	10,838	11,017	10,376
May-19	10,961	11,212	10,398
Jun-19	11,102	11,353	10,419
Jul-19	11,128	11,378	10,439
Aug-19	11,322	11,673	10,457
Sep-19	11,251	11,611	10,476
Oct-19	11,271	11,646	10,494
Nov-19	11,256	11,640	10,507
Dec-19	11,284	11,632	10,522
Jan-20	11,467	11,855	10,535
Feb-20	11,580	12,069	10,549
Mar-20	11,299	11,998	10,571
Apr-20	11,485	12,211	10,571
May-20	11,648	12,268	10,572
Jun-20	11,779	12,345	10,573
Jul-20	12,001	12,530	10,574
Aug-20	11,969	12,428	10,575
Sep-20	11,917	12,422	10,577
Oct-20	11,874	12,366	10,577
Nov-20	12,074	12,488	10,578
Dec-20	12,171	12,505	10,579
Jan-21	12,080	12,415	10,580
Feb-21	11,937	12,236	10,580
Mar-21	11,876	12,083	10,581
Apr-21	11,967	12,178	10,581
May-21	11,983	12,218	10,581
Jun-21	12,078	12,304	10,581
Jul-21	12,087	12,442	10,581
Aug-21	12,100	12,418	10,582
Sep-21	12,030	12,310	10,582
Oct-21	12,006	12,307	10,582
Nov-21	11,970	12,344	10,583
Dec-21	11,977	12,312	10,583
Jan-22	11,816	12,047	10,583
Feb-22	11,769	11,912	10,584
Mar-22	11,639	11,581	10,586
Apr-22	11,595	11,142	10,589
May-22	11,583	11,214	10,594
Jun-22	11,271	11,038	10,599
Jul-22	11,308	11,307	10,608
Aug-22	11,246	10,988	10,628
Sep-22	11,178	10,513	10,650
Oct-22	11,187	10,377	10,673
Nov-22	11,350	10,759	10,706
Dec-22	11,300	10,710	10,744
Jan-23	11,489	11,040	10,780
Feb-23	11,375	10,754	10,818
Mar-23	11,477	11,027	10,862
Apr-23	11,521	11,094	10,903
May-23	11,482	10,973	10,947
Jun-23	11,546	10,934	10,994
Jul-23	11,630	10,927	11,043
Aug-23	11,606	10,857	11,093
Sep-23	11,570	10,581	11,142
Oct-23	11,544	10,414	11,194
Nov-23	11,845	10,886	11,244
Dec-23	12,151	11,302	11,296
Jan-24	12,197	11,271	11,346
Feb-24	12,191	11,112	11,393
Mar-24	12,310	11,215	11,445
Apr-24	12,199	10,931	11,495
May-24	12,342	11,117	11,551
Jun-24	12,423	11,222	11,599
Jul-24	12,618	11,484	11,651
Aug-24	12,855	11,649	11,707
Sep-24	12,984	11,805	11,757
Oct-24	12,936	11,512	11,803
Nov-24	13,046	11,634	11,850
Dec-24	12,996	11,444	11,897
Jan-25	13,148	11,504	11,941
Feb-25	13,356	11,757	11,980
Mar-25	13,286	11,762	12,021
Apr-25	13,195	11,808	12,064
May-25	13,216	11,724	12,108
Jun-25	13,392	11,904	12,150

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$117,612,502
# of Portfolio Holdings	15
Portfolio Turnover Rate	101%
Advisory Fees and Waivers	211,394

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	7.81%	2.60%	2.96%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	4.75%	2.82%	1.97%

What did the Fund invest in?

Top 10 Holdings

Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	20.5%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	13.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.2%
iShares 7-10 Year Treasury Bond ETF	10.0%
Transamerica Short-Term Bond - Class I	9.1%
PIMCO Low Duration Income Fund - Class I	8.3%
SPDR Bloomberg High Yield Bond ETF	8.2%
Fidelity Advisor Short Duration High Income Fund - Class Z	7.5%
Fidelity Advisor Capital & Income Fund - Class Z	5.0%
BrandywineGLOBAL High Yield Fund - Class IS	5.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Money Market Registered Investment Companies	2.3%Footnote Reference
International Fixed Income	30.6%Footnote Reference
U.S. Fixed Income	66.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Value	Value
Registered Investment Companies	97.5%Footnote Reference
Money Market Registered Investment Companies	2.3%Footnote Reference
Assets/Other Liabilities (Net)	0.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    BNDAX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2025

Institutional Class    BNDIX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$35	0.70%

Total Return Based on a $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-15	10,000	10,000	10,000
Jul-15	10,034	10,070	10,000
Aug-15	9,950	10,055	10,001
Sep-15	9,883	10,123	10,001
Oct-15	9,988	10,125	10,001
Nov-15	9,872	10,098	10,001
Dec-15	9,782	10,065	10,002
Jan-16	9,795	10,204	10,002
Feb-16	9,854	10,276	10,005
Mar-16	9,972	10,371	10,008
Apr-16	10,128	10,410	10,010
May-16	10,112	10,413	10,011
Jun-16	10,247	10,600	10,014
Jul-16	10,317	10,667	10,016
Aug-16	10,386	10,655	10,018
Sep-16	10,420	10,649	10,021
Oct-16	10,339	10,567	10,023
Nov-16	10,159	10,317	10,025
Dec-16	10,228	10,332	10,028
Jan-17	10,307	10,352	10,032
Feb-17	10,428	10,422	10,036
Mar-17	10,412	10,416	10,039
Apr-17	10,501	10,497	10,045
May-17	10,562	10,577	10,050
Jun-17	10,534	10,567	10,058
Jul-17	10,618	10,612	10,066
Aug-17	10,702	10,707	10,075
Sep-17	10,668	10,656	10,084
Oct-17	10,691	10,663	10,092
Nov-17	10,618	10,649	10,100
Dec-17	10,657	10,698	10,110
Jan-18	10,566	10,575	10,121
Feb-18	10,461	10,474	10,131
Mar-18	10,516	10,542	10,144
Apr-18	10,423	10,463	10,158
May-18	10,468	10,538	10,172
Jun-18	10,457	10,525	10,188
Jul-18	10,473	10,527	10,204
Aug-18	10,513	10,595	10,221
Sep-18	10,473	10,527	10,237
Oct-18	10,386	10,444	10,256
Nov-18	10,398	10,506	10,275
Dec-18	10,527	10,699	10,295
Jan-19	10,672	10,813	10,315
Feb-19	10,696	10,806	10,334
Mar-19	10,848	11,014	10,355
Apr-19	10,877	11,017	10,376
May-19	11,006	11,212	10,398
Jun-19	11,147	11,353	10,419
Jul-19	11,165	11,378	10,439
Aug-19	11,363	11,673	10,457
Sep-19	11,303	11,611	10,476
Oct-19	11,326	11,646	10,494
Nov-19	11,298	11,640	10,507
Dec-19	11,334	11,632	10,522
Jan-20	11,518	11,855	10,535
Feb-20	11,620	12,069	10,549
Mar-20	11,350	11,998	10,571
Apr-20	11,525	12,211	10,571
May-20	11,699	12,268	10,572
Jun-20	11,831	12,345	10,573
Jul-20	12,057	12,530	10,574
Aug-20	12,024	12,428	10,575
Sep-20	11,972	12,422	10,577
Oct-20	11,929	12,366	10,577
Nov-20	12,130	12,488	10,578
Dec-20	12,225	12,505	10,579
Jan-21	12,134	12,415	10,580
Feb-21	11,991	12,236	10,580
Mar-21	11,930	12,083	10,581
Apr-21	12,010	12,178	10,581
May-21	12,038	12,218	10,581
Jun-21	12,132	12,304	10,581
Jul-21	12,140	12,442	10,581
Aug-21	12,153	12,418	10,582
Sep-21	12,069	12,310	10,582
Oct-21	12,058	12,307	10,582
Nov-21	12,009	12,344	10,583
Dec-21	12,027	12,312	10,583
Jan-22	11,866	12,047	10,583
Feb-22	11,807	11,912	10,584
Mar-22	11,685	11,581	10,586
Apr-22	11,629	11,142	10,589
May-22	11,617	11,214	10,594
Jun-22	11,316	11,038	10,599
Jul-22	11,354	11,307	10,608
Aug-22	11,279	10,988	10,628
Sep-22	11,208	10,513	10,650
Oct-22	11,217	10,377	10,673
Nov-22	11,381	10,759	10,706
Dec-22	11,342	10,710	10,744
Jan-23	11,519	11,040	10,780
Feb-23	11,405	10,754	10,818
Mar-23	11,520	11,027	10,862
Apr-23	11,564	11,094	10,903
May-23	11,507	10,973	10,947
Jun-23	11,571	10,934	10,994
Jul-23	11,655	10,927	11,043
Aug-23	11,632	10,857	11,093
Sep-23	11,595	10,581	11,142
Oct-23	11,578	10,414	11,194
Nov-23	11,867	10,886	11,244
Dec-23	12,185	11,302	11,296
Jan-24	12,218	11,271	11,346
Feb-24	12,225	11,112	11,393
Mar-24	12,340	11,215	11,445
Apr-24	12,230	10,931	11,495
May-24	12,373	11,117	11,551
Jun-24	12,440	11,222	11,599
Jul-24	12,636	11,484	11,651
Aug-24	12,874	11,649	11,707
Sep-24	13,016	11,805	11,757
Oct-24	12,955	11,512	11,803
Nov-24	13,071	11,634	11,850
Dec-24	13,009	11,444	11,897
Jan-25	13,175	11,504	11,941
Feb-25	13,384	11,757	11,980
Mar-25	13,314	11,762	12,021
Apr-25	13,223	11,808	12,064
May-25	13,244	11,724	12,108
Jun-25	13,421	11,904	12,150

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$117,612,502
# of Portfolio Holdings	15
Portfolio Turnover Rate	101%
Advisory Fees and Waivers	211,394

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	7.88%	2.55%	2.99%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	4.75%	2.82%	1.97%

What did the Fund invest in?

Top 10 Holdings

Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	20.5%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	13.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.2%
iShares 7-10 Year Treasury Bond ETF	10.0%
Transamerica Short-Term Bond - Class I	9.1%
PIMCO Low Duration Income Fund - Class I	8.3%
SPDR Bloomberg High Yield Bond ETF	8.2%
Fidelity Advisor Short Duration High Income Fund - Class Z	7.5%
Fidelity Advisor Capital & Income Fund - Class Z	5.0%
BrandywineGLOBAL High Yield Fund - Class IS	5.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Money Market Registered Investment Companies	2.3%Footnote Reference
International Fixed Income	30.6%Footnote Reference
U.S. Fixed Income	66.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Value	Value
Registered Investment Companies	97.5%Footnote Reference
Money Market Registered Investment Companies	2.3%Footnote Reference
Assets/Other Liabilities (Net)	0.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    BNDIX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2025

Retail Class    FLBDX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2024, to June 30, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$50	0.99%

Total Return Based on a $10,000 Investment

	Retail Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-15	10,000	10,000	10,000
Jul-15	10,034	10,070	10,000
Aug-15	9,950	10,055	10,001
Sep-15	9,883	10,123	10,001
Oct-15	9,988	10,125	10,001
Nov-15	9,872	10,098	10,001
Dec-15	9,782	10,065	10,002
Jan-16	9,795	10,204	10,002
Feb-16	9,854	10,276	10,005
Mar-16	9,972	10,371	10,008
Apr-16	10,128	10,410	10,010
May-16	10,112	10,413	10,011
Jun-16	10,247	10,600	10,014
Jul-16	10,317	10,667	10,016
Aug-16	10,386	10,655	10,018
Sep-16	10,420	10,649	10,021
Oct-16	10,339	10,567	10,023
Nov-16	10,148	10,317	10,025
Dec-16	10,221	10,332	10,028
Jan-17	10,290	10,352	10,032
Feb-17	10,406	10,422	10,036
Mar-17	10,383	10,416	10,039
Apr-17	10,467	10,497	10,045
May-17	10,528	10,577	10,050
Jun-17	10,500	10,567	10,058
Jul-17	10,573	10,612	10,066
Aug-17	10,657	10,707	10,075
Sep-17	10,623	10,656	10,084
Oct-17	10,634	10,663	10,092
Nov-17	10,567	10,649	10,100
Dec-17	10,602	10,698	10,110
Jan-18	10,511	10,575	10,121
Feb-18	10,400	10,474	10,131
Mar-18	10,448	10,542	10,144
Apr-18	10,355	10,463	10,158
May-18	10,394	10,538	10,172
Jun-18	10,382	10,525	10,188
Jul-18	10,388	10,527	10,204
Aug-18	10,428	10,595	10,221
Sep-18	10,388	10,527	10,237
Oct-18	10,296	10,444	10,256
Nov-18	10,313	10,506	10,275
Dec-18	10,425	10,699	10,295
Jan-19	10,558	10,813	10,315
Feb-19	10,587	10,806	10,334
Mar-19	10,737	11,014	10,355
Apr-19	10,761	11,017	10,376
May-19	10,883	11,212	10,398
Jun-19	11,011	11,353	10,419
Jul-19	11,034	11,378	10,439
Aug-19	11,224	11,673	10,457
Sep-19	11,165	11,611	10,476
Oct-19	11,181	11,646	10,494
Nov-19	11,162	11,640	10,507
Dec-19	11,180	11,632	10,522
Jan-20	11,358	11,855	10,535
Feb-20	11,466	12,069	10,549
Mar-20	11,184	11,998	10,571
Apr-20	11,365	12,211	10,571
May-20	11,523	12,268	10,572
Jun-20	11,649	12,345	10,573
Jul-20	11,866	12,530	10,574
Aug-20	11,832	12,428	10,575
Sep-20	11,775	12,422	10,577
Oct-20	11,730	12,366	10,577
Nov-20	11,922	12,488	10,578
Dec-20	12,014	12,505	10,579
Jan-21	11,924	12,415	10,580
Feb-21	11,777	12,236	10,580
Mar-21	11,714	12,083	10,581
Apr-21	11,788	12,178	10,581
May-21	11,812	12,218	10,581
Jun-21	11,900	12,304	10,581
Jul-21	11,904	12,442	10,581
Aug-21	11,914	12,418	10,582
Sep-21	11,840	12,310	10,582
Oct-21	11,816	12,307	10,582
Nov-21	11,769	12,344	10,583
Dec-21	11,772	12,312	10,583
Jan-22	11,614	12,047	10,583
Feb-22	11,556	11,912	10,584
Mar-22	11,441	11,581	10,586
Apr-22	11,382	11,142	10,589
May-22	11,364	11,214	10,594
Jun-22	11,055	11,038	10,599
Jul-22	11,098	11,307	10,608
Aug-22	11,024	10,988	10,628
Sep-22	10,953	10,513	10,650
Oct-22	10,959	10,377	10,673
Nov-22	11,119	10,759	10,706
Dec-22	11,068	10,710	10,744
Jan-23	11,241	11,040	10,780
Feb-23	11,129	10,754	10,818
Mar-23	11,229	11,027	10,862
Apr-23	11,273	11,094	10,903
May-23	11,225	10,973	10,947
Jun-23	11,275	10,934	10,994
Jul-23	11,364	10,927	11,043
Aug-23	11,341	10,857	11,093
Sep-23	11,293	10,581	11,142
Oct-23	11,270	10,414	11,194
Nov-23	11,551	10,886	11,244
Dec-23	11,853	11,302	11,296
Jan-24	11,898	11,271	11,346
Feb-24	11,885	11,112	11,393
Mar-24	11,995	11,215	11,445
Apr-24	11,898	10,931	11,495
May-24	12,022	11,117	11,551
Jun-24	12,087	11,222	11,599
Jul-24	12,271	11,484	11,651
Aug-24	12,509	11,649	11,707
Sep-24	12,641	11,805	11,757
Oct-24	12,581	11,512	11,803
Nov-24	12,694	11,634	11,850
Dec-24	12,640	11,444	11,897
Jan-25	12,774	11,504	11,941
Feb-25	12,984	11,757	11,980
Mar-25	12,916	11,762	12,021
Apr-25	12,821	11,808	12,064
May-25	12,834	11,724	12,108
Jun-25	13,005	11,904	12,150

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$117,612,502
# of Portfolio Holdings	15
Portfolio Turnover Rate	101%
Advisory Fees and Waivers	211,394

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	7.60%	2.23%	2.66%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	4.75%	2.82%	1.97%

What did the Fund invest in?

Top 10 Holdings

Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	20.5%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	13.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.2%
iShares 7-10 Year Treasury Bond ETF	10.0%
Transamerica Short-Term Bond - Class I	9.1%
PIMCO Low Duration Income Fund - Class I	8.3%
SPDR Bloomberg High Yield Bond ETF	8.2%
Fidelity Advisor Short Duration High Income Fund - Class Z	7.5%
Fidelity Advisor Capital & Income Fund - Class Z	5.0%
BrandywineGLOBAL High Yield Fund - Class IS	5.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Money Market Registered Investment Companies	2.3%Footnote Reference
International Fixed Income	30.6%Footnote Reference
U.S. Fixed Income	66.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Value	Value
Registered Investment Companies	97.5%Footnote Reference
Money Market Registered Investment Companies	2.3%Footnote Reference
Assets/Other Liabilities (Net)	0.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLBDX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2025

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.  There were no amendments made to, or waivers granted from, the code of ethics during the fiscal year.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Trust has determined that Jeffrey R. Provence is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Provence is independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:
 2025                                          2024
Audit Fees                                                          $131,500                               $120,000
Audit-Related Fees                                                          0                                              0
Tax Fees                                                                   45,500                                    44,000
All Other Fees                                                           2,440                                        2,500

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.  Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, including, but not limited to, mileage, lodging, and meals.  Tax fees include amounts related to tax compliance, tax planning, and tax advice, including the review and preparation of the Funds’ income tax returns, the review and preparation of the Funds’ excise tax returns, the review of supporting schedules and documentation provided by management, the review and recalculation of the Funds’ estimated distribution calculations, and the review of wash sales for reasonableness.  All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1)  A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2)  0% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f)  Not applicable.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $15,000 and $80,000, respectively.

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Items 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b)  Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

June 30, 2025 (UNAUDITED)
Meeder Funds
Semi-Annual Report

TABLE OF CONTENTS
This Semi-Annual Report is prepared and distributed for the general information of the shareholders of the Funds. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Investors are advised to consider carefully the investment objectives, risks, charges and expenses of the Fund before investing. The prospectus contains this and other information about the Funds.
Meeder Funds are distributed by Meeder Distribution Services, Inc. (Member FINRA), an affiliate of Meeder Investment Management. An affiliated registered investment adviser, Meeder Asset Management, Inc., serves as the investment adviser to Meeder Funds and is paid a fee for its services.

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 67 .6%
Communication Services — 7.5%
Alphabet Inc ....................... 125,442 22,252,156
Comcast Corp ...................... 42,432 1,514,398
Electronic Arts Inc ................... 20,999 3,353,540
Liberty Media Corp-Liberty Live
(1)
......... 3,898 316,362
Marcus Corp/The .................... 1,518 25,594
Meta Platforms Inc ................... 31,745 23,430,667
Netflix Inc
(1)
........................ 8,503 11,386,622
Roku Inc
(1)
......................... 4,514 396,736
Verizon Communications Inc ............ 118,409 5,123,558
Walt Disney Co/The .................. 61,942 7,681,427
75,481,060
Consumer Discretionary — 6.4%
Amazon.com Inc
(1)
................... 178,749 39,215,743
Best Buy Co Inc ..................... 13,517 907,396
Bright Horizons Family Solutions Inc
(1)
...... 9,246 1,142,713
Brinker International Inc
(1)
.............. 7,298 1,316,048
Cavco Industries Inc
(1)
................. 658 285,855
Grand Canyon Education Inc
(1)
........... 10,364 1,958,796
J Jill Inc .......................... 2,242 32,823
LCI Industries ...................... 515 46,963
Mohawk Industries Inc
(1)
............... 814 85,340
Monarch Casino & Resort Inc ............ 355 30,686
Phinia Inc ......................... 730 32,478
Ralph Lauren Corp ................... 722 198,030
Royal Caribbean Cruises Ltd ............ 5,489 1,718,826
Tapestry Inc ....................... 24,804 2,178,039
Tesla Inc
(1)
......................... 5,992 1,903,419
Texas Roadhouse Inc ................. 4,532 849,342
TopBuild Corp
(1)
..................... 19,296 6,246,887
Universal Technical Institute Inc
(1)
......... 2,145 72,694
Yum! Brands Inc ..................... 40,279 5,968,542
Zumiez Inc
(1)
....................... 2,021 26,799
64,217,419
Consumer Staples — 4.6%
BJ's Wholesale Club Holdings Inc
(1)
........ 4,233 456,444
Cal-Maine Foods Inc .................. 668 66,553
Costco Wholesale Corp ................ 21,596 21,378,744
Kroger Co/The ...................... 22,809 1,636,090
Philip Morris International Inc ............ 40,636 7,401,035
Sprouts Farmers Market Inc
(1)
............ 3,111 512,195
Walmart Inc ....................... 153,193 14,979,211
46,430,272
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Energy — 1.7%
Antero Resources Corp
(1)
............... 492 19,818
Berry Corp ........................ 12,347 34,201
Civitas Resources Inc ................. 44,565 1,226,429
ConocoPhillips ...................... 6,709 602,066
Devon Energy Corp ................... 40,272 1,281,052
EOG Resources Inc ................... 64,493 7,714,008
Exxon Mobil Corp .................... 15,836 1,707,121
Gulfport Energy Corp
(1)
................ 726 146,049
Kodiak Gas Services Inc ............... 45,918 1,573,610
PrimeEnergy Resources Corp
(1)
........... 637 93,244
SM Energy Co ...................... 22,034 544,460
Targa Resources Corp ................. 7,715 1,343,027
Teekay Corp Ltd ..................... 3,592 29,634
Weatherford International PLC ........... 1,308 65,805
Williams Cos Inc/The ................. 2,802 175,994
16,556,518
Financials — 13.0%
Ally Financial Inc .................... 22,362 871,000
American International Group Inc ......... 16,553 1,416,771
Axis Capital Holdings Ltd ............... 14,090 1,462,824
Bank of New York Mellon Corp/The ........ 154,467 14,073,488
Berkshire Hathaway Inc ............... 101,679 49,392,608
Capital One Financial Corp .............. 32,280 6,867,893
Cathay General Bancorp ............... 2,124 96,706
Customers Bancorp Inc
(1)
............... 44,353 2,605,295
Dave Inc
(1)
......................... 1,666 447,171
First American Financial Corp ............ 24,342 1,494,355
FirstCash Holdings Inc ................. 8,061 1,089,364
Jack Henry & Associates Inc ............ 4,067 732,751
Loews Corp ........................ 3,753 344,000
LPL Financial Holdings Inc .............. 1,128 422,966
Mastercard Inc ..................... 30,636 17,215,594
Mercury General Corp ................. 341 22,963
Morningstar Inc ..................... 19,080 5,989,784
NerdWallet Inc
(1)
..................... 3,712 40,721
Northern Trust Corp .................. 8,600 1,090,394
Pathward Financial Inc ................ 24,265 1,919,847
Perella Weinberg Partners .............. 1,448 28,120
Popular Inc ........................ 51,429 5,667,990
PROG Holdings Inc ................... 7,086 207,974
QCR Holdings Inc .................... 3,028 205,601
Sezzle Inc
(1)
........................ 2,185 391,661
State Street Corp .................... 93,763 9,970,758
Stewart Information Services Corp ........ 1,196 77,860
Synchrony Financial .................. 66,012 4,405,641

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Toast Inc
(1)
........................ 17,222 762,762
Webster Financial Corp ................ 5,060 276,276
Westamerica BanCorp ................. 1,499 72,612
129,663,750
Health Care — 5.3%
AbbVie Inc ........................ 37,111 6,888,544
Amgen Inc ........................ 19,664 5,490,385
Cardinal Health Inc ................... 18,360 3,084,480
Centene Corp
(1)
..................... 12,318 668,621
Eli Lilly & Co ....................... 9,780 7,623,803
Encompass Health Corp ............... 43,961 5,390,937
Gilead Sciences Inc .................. 80,338 8,907,074
Incyte Corp
(1)
....................... 1,746 118,903
Johnson & Johnson .................. 16,193 2,473,481
McKesson Corp ..................... 2,702 1,979,972
Molina Healthcare Inc
(1)
................ 9,074 2,703,145
Natera Inc
(1)
........................ 1,134 191,578
Penumbra Inc
(1)
..................... 1,513 388,281
Regeneron Pharmaceuticals Inc .......... 2,625 1,378,125
STERIS PLC ........................ 22,870 5,493,831
Universal Health Services Inc ............ 1,970 356,866
53,138,026
Industrials — 6.3%
Albany International Corp ............... 22,341 1,566,774
Allegion plc ........................ 11,664 1,681,016
AMETEK Inc ....................... 41,812 7,566,300
Argan Inc ......................... 1,973 435,007
Atkore Inc ......................... 5,219 368,200
Boise Cascade Co ................... 32,485 2,820,348
BWX Technologies Inc ................. 9,803 1,412,220
Comfort Systems USA Inc .............. 2,093 1,122,288
Curtiss-Wright Corp .................. 1,176 574,535
Delta Air Lines Inc ................... 77,812 3,826,794
Eaton Corp PLC ..................... 11,179 3,990,791
Fluor Corp
(1)
........................ 9,023 462,609
General Dynamics Corp ................ 22,307 6,506,060
HEICO Corp ........................ 3,337 1,094,536
HNI Corp .......................... 719 35,360
Hubbell Inc ........................ 9,441 3,855,799
Huntington Ingalls Industries Inc .......... 650 156,949
IES Holdings Inc
(1)
.................... 6,121 1,813,224
Johnson Controls International plc ......... 9,468 1,000,010
Leonardo DRS Inc ................... 11,950 555,436
Lockheed Martin Corp ................. 9,867 4,569,802
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Maximus Inc ....................... 17,516 1,229,623
Mueller Industries Inc ................. 4,446 353,324
MYR Group Inc
(1)
.................... 2,754 499,713
NANO Nuclear Energy Inc
(1)
............. 955 32,938
Northrop Grumman Corp ............... 9,367 4,683,313
Primoris Services Corp ................ 19,648 1,531,365
REV Group Inc ...................... 2,431 115,691
Rush Enterprises Inc .................. 4,513 232,465
SkyWest Inc
(1)
...................... 1,584 163,105
Union Pacific Corp ................... 12,622 2,904,070
United Airlines Holdings Inc
(1)
............ 51,299 4,084,939
United Rentals Inc ................... 948 714,223
Valmont Industries Inc ................. 927 302,730
Woodward Inc ...................... 1,784 437,241
62,698,798
Information Technology — 18.8%
Adobe Inc
(1)
........................ 10,360 4,008,077
Aeva Technologies Inc
(1)
................ 5,952 224,926
Amkor Technology Inc ................. 12,576 263,970
Apple Inc ......................... 86,095 17,664,111
Applied Materials Inc ................. 4,370 800,016
Arista Networks Inc
(1)
................. 9,012 922,018
Asana Inc
(1)
........................ 50,520 682,020
Avnet Inc ......................... 2,945 156,321
Broadcom Inc ...................... 23,016 6,344,360
Cisco Systems Inc ................... 40,028 2,777,143
Consensus Cloud Solutions Inc
(1)
.......... 4,942 113,962
Corning Inc ........................ 4,480 235,603
International Business Machines Corp ...... 1,219 359,337
Jabil Inc .......................... 6,374 1,390,169
Micron Technology Inc ................ 38,850 4,788,262
Microsoft Corp ...................... 129,005 64,168,377
Monolithic Power Systems Inc ........... 7,048 5,154,766
NVIDIA Corp ....................... 286,623 45,283,568
Oracle Corp ........................ 45,036 9,846,221
Palantir Technologies Inc
(1)
.............. 37,943 5,172,390
Photronics Inc
(1)
..................... 159,589 3,005,061
Plexus Corp
(1)
...................... 9,418 1,274,350
QUALCOMM Inc ..................... 3,807 606,303
Skyworks Solutions Inc ................ 36,037 2,685,477
Teledyne Technologies Inc
(1)
............. 316 161,890
Texas Instruments Inc ................. 37,557 7,797,584
Ubiquiti Inc ........................ 1,981 815,479

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
VeriSign Inc ........................ 6,253 1,805,866
188,507,627
Materials — 1.5%
Crown Holdings Inc .................. 30,731 3,164,678
Ecolab Inc ......................... 30,554 8,232,470
Freeport-McMoRan Inc ................ 21,827 946,201
Newmont Corp ..................... 47,893 2,790,246
Nucor Corp ........................ 1,032 133,685
Packaging Corp of America ............. 778 146,614
15,413,894
Real Estate — 1.7%
CoStar Group Inc
(1)
................... 1,452 116,741
Public Storage ...................... 7,913 2,321,832
Simon Property Group Inc .............. 89,658 14,413,420
16,851,993
Utilities — 0.8%
Black Hills Corp ..................... 32,943 1,848,102
National Fuel Gas Co .................. 64,781 5,487,599
Vistra Corp ........................ 1,608 311,646
7,647,347
Total Common Stocks (United States)
(Cost $ 527,084,544 ) ................ 676,606,704
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(2)
.......... 7 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(2)
........... 28 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Money Market Registered Investment Companies — 29 .9%
Meeder Government Money Market Fund ,
4.15%
(3)
........................ 299,936,954 299,936,954
Total Money Market Registered Investment
Companies
(Cost $ 299,936,948 ) ................ 299,936,954
Total Investments — 97 .5%
(Cost $ 827,021,492 ) ................ 976,543,658
Other Assets less Liabilities — 2 .5% ....... 24,587,071
Total Net Assets — 100 .0% ............. 1,001,130,729
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 7,209 92,924
Meeder Conservative Allocation Fund - Retail
Class .......................... 2,004 47,094
Meeder Dynamic Allocation Fund - Retail Class 18,802 269,433
Meeder Muirfield Fund - Retail Class ....... 15,493 147,184
Total Trustee Deferred Compensation
(Cost $ 479,197 ) ................... 556,635
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Sept 2025 ........ 1,019 9/19/25 136,632,615 2,797,624
Mini MSCI Emg Mkt
Futures - Sept 2025 . 598 9/19/25 36,881,650 999,047
Russell 2000 Futures Mini
September 2025 .... 220 9/19/25 24,108,700 548,609
S&P 500 Mini Futures
September 2025 .... 88 9/19/25 27,516,500 723,330
S&P Mid Cap Futures
EMini September 2025 120 9/19/25 37,506,000 731,769
Total Futures Contracts . 2,045 262,645,465 5,800,379
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2025.
(4) Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Spectrum Fund
Long Positions
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — 96 .5%
Communication Services — 7.8%
Alphabet Inc ....................... 29,556 5,242,939
Anterix Inc
(1)
....................... 3,822 98,034
AT&T Inc .......................... 2,806 81,206
ATN International Inc .................. 8,206 133,347
Bandwidth Inc
(1)
..................... 15,515 246,688
Cable One Inc ...................... 40 5,432
Comcast Corp ...................... 12,866 459,188
Electronic Arts Inc ................... 6,199 989,980
Ibotta Inc
(1)
........................ 2,236 81,838
John Wiley & Sons Inc ................. 1,645 73,416
Live Nation Entertainment Inc
(1)
........... 2,585 391,059
Marcus Corp/The .................... 4,515 76,123
Meta Platforms Inc ................... 8,282 6,112,861
Netflix Inc
(1)
........................ 1,735 2,323,391
Roku Inc
(1)
......................... 4,624 406,403
Spok Holdings Inc ................... 595 10,520
Telephone and Data Systems Inc ......... 3,770 134,137
Townsquare Media Inc ................ 6,294 49,786
Verizon Communications Inc ............ 9,659 417,945
Walt Disney Co/The .................. 5,955 738,480
WideOpenWest Inc
(1)
.................. 1,289 5,233
18,078,006
Consumer Discretionary — 11.1%
Abercrombie & Fitch Co
(1)
............... 3,231 267,688
Adient PLC
(1)
....................... 720 14,011
Adtalem Global Education Inc
(1)
........... 42 5,344
Amazon.com Inc
(1)
................... 35,074 7,694,885
American Eagle Outfitters Inc ............ 6,318 60,779
American Public Education Inc
(1)
.......... 1,623 49,437
Bath & Body Works Inc ................ 2,237 67,021
Best Buy Co Inc ..................... 2,762 185,413
Bright Horizons Family Solutions Inc
(1)
...... 3,001 370,894
Brinker International Inc
(1)
.............. 1,209 218,019
Carter's Inc ........................ 4,277 128,866
Cavco Industries Inc
(1)
................. 735 319,306
Champion Homes Inc
(1)
................ 1,786 111,821
Citi Trends Inc
(1)
..................... 437 14,591
Cooper-Standard Holdings Inc
(1)
.......... 2,510 53,965
Cracker Barrel Old Country Store Inc ....... 125 7,635
Dana Inc .......................... 787 13,497
Ethan Allen Interiors Inc ................ 3,917 109,088
Garmin Ltd ........................ 4,713 983,697
General Motors Co ................... 2,496 122,828
Golden Entertainment Inc .............. 9,485 279,144
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Grand Canyon Education Inc
(1)
........... 1,345 254,205
Installed Building Products Inc ........... 38 6,852
J Jill Inc .......................... 5,948 87,079
Las Vegas Sands Corp ................. 9,834 427,877
La-Z-Boy Inc ....................... 10,301 382,888
LCI Industries ...................... 633 57,723
Lear Corp ......................... 347 32,958
Lovesac Co/The
(1)
.................... 2,161 39,330
Lowe's Cos Inc ..................... 1,700 377,179
Mohawk Industries Inc
(1)
............... 6,559 687,646
Monarch Casino & Resort Inc ............ 847 73,215
Murphy USA Inc ..................... 29 11,797
National Vision Holdings Inc
(1)
............ 5,922 136,265
O'Reilly Automotive Inc
(1)
............... 24,195 2,180,695
Papa John's International Inc ............ 2,040 99,838
Phinia Inc ......................... 930 41,376
Pursuit Attractions and Hospitality Inc
(1)
..... 9,678 279,017
Ralph Lauren Corp ................... 1,333 365,615
Rent the Runway Inc
(1)
................. 1,893 9,673
Royal Caribbean Cruises Ltd ............ 220 68,891
Sonos Inc
(1)
........................ 3,596 38,873
Stitch Fix Inc
(1)
...................... 3,323 12,295
Strategic Education Inc ................ 565 48,098
Sturm Ruger & Co Inc ................. 8,535 306,406
Tapestry Inc ....................... 3,375 296,359
Tesla Inc
(1)
......................... 3,323 1,055,584
Texas Roadhouse Inc ................. 2,701 506,194
ThredUp Inc
(1)
...................... 981 7,348
TJX Cos Inc/The ..................... 17,808 2,199,110
TopBuild Corp
(1)
..................... 6,647 2,151,900
United Parks & Resorts Inc
(1)
............. 282 13,296
Universal Technical Institute Inc
(1)
......... 1,514 51,309
Urban Outfitters Inc
(1)
................. 2,014 146,096
Valvoline Inc
(1)
...................... 5,639 213,549
Visteon Corp
(1)
...................... 1,257 117,278
Warby Parker Inc
(1)
................... 420 9,211
Williams-Sonoma Inc ................. 3,242 529,646
Winnebago Industries Inc .............. 8,837 256,273
YETI Holdings Inc
(1)
................... 1,993 62,819
Yum! Brands Inc ..................... 7,900 1,170,622
Zumiez Inc
(1)
....................... 19,859 263,330
26,153,644
Consumer Staples — 5.7%
Cal-Maine Foods Inc .................. 1,177 117,265
Costco Wholesale Corp ................ 6,186 6,123,769
Fresh Del Monte Produce Inc ............ 2,195 71,162

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Guardian Pharmacy Services Inc
(1)
......... 4,145 88,330
Ingles Markets Inc ................... 738 46,774
Kimberly-Clark Corp .................. 3,845 495,697
Kroger Co/The ...................... 11,788 845,553
Lifeway Foods Inc
(1)
.................. 369 9,096
Natural Grocers by Vitamin Cottage Inc ..... 693 27,200
Nu Skin Enterprises Inc ................ 13,821 110,430
Philip Morris International Inc ............ 3,397 618,696
Sprouts Farmers Market Inc
(1)
............ 1,725 284,004
Target Corp ........................ 9,707 957,596
Universal Corp/VA .................... 3,188 185,669
Walmart Inc ....................... 30,508 2,983,072
12,964,313
Energy — 2.8%
Aris Water Solutions Inc ................ 4,042 95,593
Berry Corp ........................ 2,346 6,498
Civitas Resources Inc ................. 5,414 148,993
ConocoPhillips ...................... 4,387 393,689
Crescent Energy Co .................. 12,875 110,725
Diamondback Energy Inc ............... 6,342 871,391
EOG Resources Inc ................... 7,460 892,291
EQT Corp ......................... 6,899 402,350
Exxon Mobil Corp .................... 10,233 1,103,117
Kodiak Gas Services Inc ............... 8,665 296,950
Liberty Energy Inc ................... 4,908 56,344
Murphy Oil Corp ..................... 20,971 471,847
PrimeEnergy Resources Corp
(1)
........... 86 12,589
Range Resources Corp ................ 1,728 70,278
Ranger Energy Services Inc ............. 1,702 20,322
Riley Exploration Permian Inc ............ 650 17,049
Targa Resources Corp ................. 460 80,077
Teekay Corp Ltd ..................... 1,555 12,829
Teekay Tankers Ltd ................... 1,925 80,311
Vitesse Energy Inc ................... 1,159 25,602
Williams Cos Inc/The ................. 23,420 1,471,010
6,639,855
Financials — 17.3%
1st Source Corp ..................... 1,138 70,636
Ally Financial Inc .................... 19,445 757,383
American International Group Inc ......... 531 45,448
Ameriprise Financial Inc ............... 614 327,710
Axis Capital Holdings Ltd ............... 5,238 543,809
BancFirst Corp ...................... 487 60,203
Bank of New York Mellon Corp/The ........ 8,973 817,530
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Bank of NT Butterfield & Son Ltd/The ....... 1,607 71,158
Berkshire Hathaway Inc ............... 22,168 10,768,549
Bread Financial Holdings Inc ............ 7,226 412,749
Capital One Financial Corp .............. 9,346 1,988,455
Cathay General Bancorp ............... 8,378 381,450
Chubb Ltd ......................... 37 10,720
Citizens Financial Group Inc ............. 18,466 826,353
Comerica Inc ....................... 11,330 675,834
Commerce Bancshares Inc/MO ........... 84 5,222
Compass Diversified Holdings ........... 850 5,338
Customers Bancorp Inc
(1)
............... 19,227 1,129,394
Dave Inc
(1)
......................... 614 164,804
Essent Group Ltd .................... 2,896 175,874
Fidelity D&D Bancorp Inc ............... 2,024 93,104
First American Financial Corp ............ 16,694 1,024,845
FirstCash Holdings Inc ................. 1,010 136,491
GoHealth Inc
(1)
...................... 3,799 21,084
Green Dot Corp
(1)
.................... 4,150 44,737
Heritage Insurance Holdings Inc
(1)
......... 994 24,790
HomeTrust Bancshares Inc ............. 3,693 138,155
International Money Express Inc
(1)
......... 11,120 112,201
Investors Title Co .................... 944 199,467
Jack Henry & Associates Inc ............ 480 86,482
LendingTree Inc
(1)
.................... 3,347 124,073
Loews Corp ........................ 253 23,190
LPL Financial Holdings Inc .............. 500 187,485
Mastercard Inc ..................... 12,509 7,029,307
Mercantile Bank Corp ................. 137 6,358
Mercury General Corp ................. 1,301 87,609
MFA Financial Inc .................... 1,564 14,795
Morningstar Inc ..................... 5,064 1,589,742
NerdWallet Inc
(1)
..................... 9,401 103,129
Northern Trust Corp .................. 18,976 2,405,967
OFG Bancorp ....................... 1,043 44,640
OppFi Inc ......................... 2,295 32,107
Origin Bancorp Inc ................... 2,876 102,788
Pathward Financial Inc ................ 7,021 555,502
Perella Weinberg Partners .............. 12,551 243,740
Popular Inc ........................ 8,591 946,814
Preferred Bank/Los Angeles CA .......... 326 28,214
PROG Holdings Inc ................... 3,159 92,717
Red River Bancshares Inc .............. 374 21,954
Selectquote Inc
(1)
.................... 3,859 9,184
Sezzle Inc
(1)
........................ 415 74,389
Silvercrest Asset Management Group Inc .... 1,396 22,141
State Street Corp .................... 17,025 1,810,438
Stewart Information Services Corp ........ 7,652 498,145

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Synchrony Financial .................. 15,303 1,021,322
Synovus Financial Corp ................ 20,171 1,043,849
Toast Inc
(1)
........................ 4,980 220,564
TPG RE Finance Trust Inc ............... 5,847 45,139
United Community Banks Inc/GA .......... 331 9,860
Webster Financial Corp ................ 690 37,674
Westamerica BanCorp ................. 2,190 106,084
XP Inc ........................... 5,925 119,685
Zions Bancorp NA ................... 2,356 122,371
39,900,951
Health Care — 7.9%
4D Molecular Therapeutics Inc
(1)
.......... 5,923 21,974
AbbVie Inc ........................ 9,255 1,717,913
Amgen Inc ........................ 3,235 903,244
Avita Medical Inc
(1)
................... 6,476 34,258
Cardinal Health Inc ................... 4,464 749,952
Catalyst Pharmaceuticals Inc
(1)
........... 2,957 64,167
Centene Corp
(1)
..................... 5,447 295,663
Cigna Group/The .................... 2,529 836,037
Definitive Healthcare Corp
(1)
............. 26,456 103,178
Disc Medicine Inc
(1)
................... 2,244 118,842
Eli Lilly & Co ....................... 2,868 2,235,692
Emergent BioSolutions Inc
(1)
............. 5,363 34,216
Encompass Health Corp ............... 3,649 447,477
Gilead Sciences Inc .................. 15,476 1,715,824
Haemonetics Corp
(1)
.................. 261 19,473
HealthStream Inc .................... 3,599 99,584
Hims & Hers Health Inc
(1)
............... 603 30,060
Humana Inc ....................... 145 35,450
Incyte Corp
(1)
....................... 4,387 298,755
InfuSystem Holdings Inc
(1)
.............. 2,350 14,664
iRadimed Corp ...................... 453 27,085
Johnson & Johnson .................. 14,682 2,242,675
McKesson Corp ..................... 8 5,862
Medtronic PLC ...................... 14,556 1,268,847
Merck & Co Inc ..................... 6,943 549,608
Metagenomi Inc
(1)
.................... 5,496 8,134
Molina Healthcare Inc
(1)
................ 1,574 468,895
Natera Inc
(1)
........................ 4,002 676,098
National Research Corp ................ 6,970 117,096
Niagen Bioscience Inc
(1)
................ 826 11,903
Owens & Minor Inc
(1)
.................. 9,016 82,046
Pacira BioSciences Inc
(1)
............... 3,227 77,125
Penumbra Inc
(1)
..................... 480 123,182
Phibro Animal Health Corp .............. 8,180 208,917
Phreesia Inc
(1)
...................... 2,702 76,899
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Progyny Inc
(1)
....................... 4,714 103,708
Regeneron Pharmaceuticals Inc .......... 885 464,625
Sagimet Biosciences Inc
(1)
.............. 5,591 42,603
STERIS PLC ........................ 2,821 677,661
Tenet Healthcare Corp
(1)
................ 51 8,976
Third Harmonic Bio Inc
(1)
............... 2,083 11,311
United Therapeutics Corp
(1)
............. 1,466 421,255
UnitedHealth Group Inc ................ 254 79,240
Universal Health Services Inc ............ 1,779 322,266
Vericel Corp
(1)
...................... 6,571 279,596
Viatris Inc ......................... 664 5,930
Zoetis Inc ......................... 3,581 558,457
18,696,423
Industrials — 10.8%
AECOM ........................... 12,347 1,393,482
Alaska Air Group Inc
(1)
................. 13,369 661,498
Albany International Corp ............... 12,326 864,422
Allegion plc ........................ 699 100,740
Allison Transmission Holdings Inc ......... 603 57,279
AMETEK Inc ....................... 3,315 599,882
Argan Inc ......................... 574 126,556
Armstrong World Industries Inc ........... 377 61,240
Astec Industries Inc .................. 269 11,215
Atkore Inc ......................... 3,164 223,220
Blade Air Mobility Inc
(1)
................ 4,596 18,522
Blue Bird Corp
(1)
..................... 6,916 298,495
Boise Cascade Co ................... 14,840 1,288,409
BWX Technologies Inc ................. 6,332 912,188
Cintas Corp ........................ 1,919 427,688
Comfort Systems USA Inc .............. 983 527,094
Curtiss-Wright Corp .................. 362 176,855
Delta Air Lines Inc ................... 13,752 676,323
Eaton Corp PLC ..................... 478 170,641
EMCOR Group Inc .................... 1,800 962,802
EnerSys .......................... 2,786 238,955
FedEx Corp ........................ 673 152,980
Fluor Corp
(1)
........................ 11,704 600,064
General Dynamics Corp ................ 3,305 963,936
Greenbrier Cos Inc/The ................ 667 30,715
HEICO Corp ........................ 565 185,320
HNI Corp .......................... 5,066 249,146
Hubbell Inc ........................ 2,017 823,763
Hudson Technologies Inc
(1)
.............. 2,565 20,828
Huntington Ingalls Industries Inc .......... 1,132 273,333
IBEX Holdings Ltd
(1)
................... 15,955 464,290
IES Holdings Inc
(1)
.................... 1,421 420,943

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Innodata Inc
(1)
...................... 4,805 246,112
JB Hunt Transport Services Inc ........... 1,789 256,900
Johnson Controls International plc ......... 788 83,229
Karat Packaging Inc .................. 287 8,082
Lindsay Corp ....................... 3,956 570,653
Lockheed Martin Corp ................. 752 348,281
Masco Corp ....................... 7,101 457,020
MasTec Inc
(1)
....................... 53 9,033
Matson Inc ........................ 3,201 356,431
Maximus Inc ....................... 9,813 688,873
Mueller Industries Inc ................. 3,964 315,019
MYR Group Inc
(1)
.................... 1,240 224,998
NANO Nuclear Energy Inc
(1)
............. 1,342 46,286
Norfolk Southern Corp ................. 2,303 589,499
Northrop Grumman Corp ............... 1,090 544,978
Pitney Bowes Inc .................... 4,290 46,804
Primoris Services Corp ................ 4,876 380,035
Quad/Graphics Inc ................... 2,461 13,905
Resolute Holdings Management Inc
(1)
....... 409 13,035
REV Group Inc ...................... 1,913 91,040
Rush Enterprises Inc .................. 3,008 154,942
SkyWest Inc
(1)
...................... 2,480 255,366
Southwest Airlines Co ................. 4,801 155,744
Steelcase Inc ....................... 1,174 12,245
Sterling Infrastructure Inc
(1)
............. 1,903 439,079
Sun Country Airlines Holdings Inc
(1)
........ 9,883 116,125
Trane Technologies PLC ................ 168 73,485
UFP Industries Inc ................... 3,963 393,764
UniFirst Corp/MA .................... 299 56,278
Union Pacific Corp ................... 3,777 869,012
United Airlines Holdings Inc
(1)
............ 14,244 1,134,250
United Rentals Inc ................... 529 398,549
Willdan Group Inc
(1)
................... 3,148 196,781
Woodward Inc ...................... 1,885 461,995
WW Grainger Inc .................... 284 295,428
24,286,080
Information Technology — 26.1%
Adobe Inc
(1)
........................ 228 88,209
Aeva Technologies Inc
(1)
................ 3,965 149,837
Amkor Technology Inc ................. 38,802 814,454
Apple Inc ......................... 41,310 8,475,573
Applied Digital Corp
(1)
................. 1,947 19,606
Applied Materials Inc ................. 3,658 669,670
AppLovin Corp
(1)
..................... 126 44,110
Arista Networks Inc
(1)
................. 803 82,155
Asana Inc
(1)
........................ 41,908 565,758
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Avnet Inc ......................... 857 45,490
Belden Inc ........................ 3,087 357,475
Benchmark Electronics Inc .............. 641 24,890
Blackbaud Inc
(1)
..................... 1,474 94,646
Broadcom Inc ...................... 7,425 2,046,701
Cirrus Logic Inc
(1)
.................... 210 21,894
Cisco Systems Inc ................... 2,039 141,466
Consensus Cloud Solutions Inc
(1)
.......... 14,856 342,579
Digi International Inc
(1)
................. 680 23,705
Digital Turbine Inc
(1)
.................. 4,282 25,264
Dolby Laboratories Inc ................ 3,103 230,429
DXC Technology Co
(1)
................. 9,525 145,637
Extreme Networks Inc
(1)
................ 466 8,365
Hackett Group Inc/The ................ 674 17,133
Ichor Holdings Ltd
(1)
.................. 1,864 36,609
International Business Machines Corp ...... 1,946 573,642
Intuit Inc .......................... 2,946 2,320,358
Jabil Inc .......................... 1,249 272,407
KLA Corp ......................... 381 341,277
Kyndryl Holdings Inc
(1)
................. 179 7,511
Micron Technology Inc ................ 8,720 1,074,740
Microsoft Corp ...................... 28,761 14,306,009
Monolithic Power Systems Inc ........... 1,865 1,364,024
NETGEAR Inc
(1)
...................... 2,245 65,262
NVIDIA Corp ....................... 72,434 11,443,848
OneSpan Inc ....................... 9,979 166,550
Ooma Inc
(1)
........................ 2,619 33,785
Oracle Corp ........................ 10,077 2,203,135
Palantir Technologies Inc
(1)
.............. 9,085 1,238,467
Pegasystems Inc .................... 6,988 378,260
Photronics Inc
(1)
..................... 54,353 1,023,467
Plexus Corp
(1)
...................... 1,872 253,300
QUALCOMM Inc ..................... 11,209 1,785,145
Rambus Inc
(1)
....................... 679 43,470
Salesforce Inc ...................... 1,591 433,850
Sanmina Corp
(1)
..................... 5,003 489,443
ServiceNow Inc
(1)
.................... 15 15,421
Skyworks Solutions Inc ................ 6,919 515,604
Texas Instruments Inc ................. 17,935 3,723,665
TTM Technologies Inc
(1)
................ 2,503 102,172
Ubiquiti Inc ........................ 388 159,720
Verint Systems Inc
(1)
.................. 4,141 81,453
VeriSign Inc ........................ 1,867 539,190
Viant Technology Inc
(1)
................. 3,600 47,628
Zoom Communications Inc
(1)
............ 2,102 163,914
59,638,372

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Materials — 2.1%
AdvanSix Inc ....................... 2,249 53,414
Balchem Corp ...................... 282 44,894
Core Molding Technologies Inc ........... 1,201 19,925
Crown Holdings Inc .................. 8,961 922,804
Ecolab Inc ......................... 7,184 1,935,657
Freeport-McMoRan Inc ................ 1,091 47,295
Innospec Inc ....................... 3,225 271,190
Kaiser Aluminum Corp ................. 3,345 267,266
Koppers Holdings Inc ................. 1,014 32,600
Minerals Technologies Inc .............. 247 13,602
Newmont Corp ..................... 10,426 607,419
Nucor Corp ........................ 272 35,235
Olympic Steel Inc .................... 2,128 69,352
Packaging Corp of America ............. 1,004 189,204
PPG Industries Inc ................... 2,594 295,068
Scotts Miracle-Gro Co/The .............. 791 52,174
Steel Dynamics Inc ................... 2,851 364,957
Trinseo PLC ........................ 16,116 50,282
5,272,338
Real Estate — 3.1%
American Healthcare REIT Inc ............ 6,505 238,994
CBL & Associates Properties Inc .......... 21,372 542,635
CBRE Group Inc
(1)
.................... 972 136,197
Chatham Lodging Trust ................ 6,031 42,036
City Office REIT Inc ................... 7,890 42,133
Compass Inc
(1)
...................... 8,089 50,799
CoStar Group Inc
(1)
................... 13,863 1,114,585
Cousins Properties Inc ................ 10,060 302,102
Healthcare Realty Trust Inc .............. 37,840 600,142
NET Lease Office Properties ............. 30,331 987,274
Newmark Group Inc .................. 30,293 368,060
Orion Properties Inc .................. 39,876 84,936
Public Storage ...................... 1,174 344,475
Rayonier Inc ....................... 7,877 174,712
RE/MAX Holdings Inc ................. 29,007 237,277
Simon Property Group Inc .............. 10,698 1,719,810
Zillow Group Inc
(1)
.................... 4,227 296,101
7,282,268
Utilities — 1.8%
AES Corp/The ...................... 25,540 268,681
American States Water Co .............. 4,412 338,224
Black Hills Corp ..................... 292 16,381
Brookfield Renewable Corp ............. 6,088 199,565
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Clearway Energy Inc .................. 28,678 917,696
Edison International .................. 5,982 308,671
H2O America ....................... 376 19,541
Montauk Renewables Inc
(1)
.............. 4,199 9,322
National Fuel Gas Co .................. 20,890 1,769,592
Vistra Corp ........................ 1,640 317,848
4,165,521
Total Common Stocks - Long
(Cost $ 176,769,966 ) ................ 223,077,771
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(2)
.......... 1 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(2)
........... 6 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Money Market Registered Investment Companies — 3 .4%
Meeder Government Money Market Fund ,
4.15%
(3)
........................ 7,835,044 7,835,044
Total Money Market Registered Investment
Companies
(Cost $ 7,835,044 ) .................. 7,835,044
Short Positions
Common Stocks - Short — - 21 .5%
Consumer Discretionary — -2.1%
Dream Finders Homes Inc
(1)
............. (14,775) (371,296)
Hyatt Hotels Corp .................... (6,149) (858,708)
Kura Sushi USA Inc
(1)
.................. (3,860) (332,269)
LGI Homes Inc
(1)
..................... (20,784) (1,070,792)
Six Flags Entertainment Corp ............ (19,637) (597,554)
Somnigroup International Inc ............ (19,711) (1,341,334)
Steven Madden Ltd .................. (1,872) (44,891)
(4,616,844)
Consumer Staples — -2.3%
Alico Inc .......................... (2,822) (92,223)
Brown-Forman Corp .................. (2,082) (57,193)
Brown-Forman Corp .................. (31,741) (854,150)
Celsius Holdings Inc
(1)
................. (9,024) (418,623)
Central Garden & Pet Co
(1)
.............. (35,510) (1,249,242)
Interparfums Inc .................... (5,811) (763,042)
Vita Coco Co Inc/The
(1)
................. (26,630) (961,343)

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — continued
WD-40 Co ......................... (5,336) (1,217,088)
Westrock Coffee Co
(1)
................. (3,200) (18,336)
(5,631,240)
Energy — -0.1%
Centrus Energy Corp
(1)
................. (1,058) (193,804)
Energy Fuels Inc/Canada
(1)
.............. (4,457) (25,628)
(219,432)
Financials — -3.2%
Amerant Bancorp Inc
(1)
................ (37,135) (676,971)
Blue Foundry Bancorp
(1)
................ (2,624) (25,112)
Brookfield Asset Management Ltd ......... (8,309) (459,322)
Coinbase Global Inc
(1)
................. (884) (309,833)
Eastern Bankshares Inc ................ (72,366) (1,105,029)
First Foundation Inc .................. (6,502) (33,160)
Flagstar Financial Inc ................. (32,682) (346,429)
Greene County Bancorp Inc ............. (8,595) (190,981)
Marqeta Inc
(1)
...................... (15,256) (88,942)
NU Holdings Ltd/Cayman Islands
(1)
........ (64,315) (882,402)
Orchid Island Capital Inc ............... (122,969) (862,013)
Ready Capital Corp ................... (69,376) (303,173)
Rocket Cos Inc ..................... (1,035) (14,676)
Root Inc/OH
(1)
...................... (522) (66,800)
ServisFirst Bancshares Inc .............. (17,479) (1,354,797)
Triumph Financial Inc
(1)
................ (17,446) (961,449)
(7,681,089)
Health Care — -2.4%
Alignment Healthcare Inc
(1)
.............. (30,422) (425,908)
Bio-Rad Laboratories Inc
(1)
.............. (967) (233,356)
Bruker Corp ....................... (20,844) (858,773)
Corcept Therapeutics Inc
(1)
.............. (12,394) (909,720)
iRhythm Technologies Inc
(1)
............. (198) (30,484)
Janux Therapeutics Inc
(1)
............... (2,409) (55,648)
Repligen Corp
(1)
..................... (2,317) (288,188)
Revvity Inc ........................ (11,033) (1,067,112)
RxSight Inc
(1)
....................... (10,268) (133,484)
Soleno Therapeutics Inc
(1)
.............. (7,735) (648,038)
Tandem Diabetes Care Inc
(1)
............. (1,001) (18,659)
Tarsus Pharmaceuticals Inc
(1)
............ (14,528) (588,529)
Theravance Biopharma Inc
(1)
............ (1,283) (14,151)
(5,272,050)
Industrials — -6.1%
AAON Inc ......................... (13,743) (1,013,546)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — continued
Advanced Drainage Systems Inc .......... (5,253) (603,360)
Boeing Co/The
(1)
..................... (5,594) (1,172,111)
CBIZ Inc
(1)
......................... (18,333) (1,314,659)
CECO Environmental Corp
(1)
............. (10,366) (293,461)
First Advantage Corp .................. (17,678) (293,632)
FTAI Aviation Ltd .................... (5,630) (647,675)
GXO Logistics Inc
(1)
................... (8,116) (395,249)
Hayward Holdings Inc
(1)
................ (27,432) (378,562)
Ingersoll Rand Inc ................... (15,582) (1,296,111)
JBT Marel Corp ..................... (10,987) (1,321,297)
RXO Inc
(1)
......................... (48,332) (759,779)
Standex International Corp .............. (8,475) (1,326,168)
Terex Corp ........................ (29,503) (1,377,495)
Transcat Inc
(1)
...................... (5,263) (452,407)
VSE Corp ......................... (8,804) (1,153,148)
(13,798,660)
Information Technology — -1.4%
Alkami Technology Inc
(1)
............... (31,118) (937,897)
IonQ Inc
(1)
......................... (3,969) (170,548)
NextNav Inc
(1)
...................... (5,464) (83,053)
PAR Technology Corp
(1)
................ (19,019) (1,319,348)
PDF Solutions Inc
(1)
................... (1,992) (42,589)
Super Micro Computer Inc
(1)
............. (4,700) (230,347)
Synopsys Inc
(1)
...................... (838) (429,626)
(3,213,408)
Materials — -1.3%
Albemarle Corp ..................... (22,496) (1,409,824)
Knife River Corp
(1)
.................... (15,623) (1,275,462)
Vulcan Materials Co .................. (2,199) (573,543)
(3,258,829)
Real Estate — -2.1%
Apartment Investment and Management Co .. (29,985) (259,370)
Curbline Properties Corp ............... (15,056) (343,728)
Getty Realty Corp .................... (9,171) (253,486)
NETSTREIT Corp .................... (90,305) (1,528,864)
Park Hotels & Resorts Inc .............. (13,351) (136,581)
Safehold Inc ....................... (59,035) (918,585)
SL Green Realty Corp ................. (21,959) (1,359,262)
(4,799,876)

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — continued
Utilities — -0.5%
Otter Tail Corp ...................... (16,350) (1,260,421)
(1,260,421)
Total Common Stocks - Short – - 21 .5%
(Proceeds Received $ (52,755,352) ) ...... (49,751,849)
Total Investments — Long — 99 .9%
(Cost $ 184,605,010 ) ................ 230,912,815
Other Assets less Liabilities — 21 .6% ...... 49,954,545
Total Net Assets — 100 .0% ............. 231,115,511
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 1,210 15,597
Meeder Conservative Allocation Fund - Retail
Class .......................... 355 8,343
Meeder Dynamic Allocation Fund - Retail Class 2,941 42,145
Meeder Muirfield Fund - Retail Class ....... 3,800 36,100
Total Trustee Deferred Compensation
(Cost $ 92,090 ) .................... 102,185
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Sept 2025 ......... 236 9/19/25 31,644,060 647,929
Mini MSCI Emg Mkt Futures
- Sept 2025 ........ 138 9/19/25 8,511,150 230,549
Russell 2000 Futures Mini
September 2025 ..... 85 9/19/25 9,314,725 211,963
S&P 500 Mini Futures
September 2025 ..... (6) 9/19/25 (1,876,125) (62,542)
S&P Mid Cap Futures EMini
September 2025 ..... (10) 9/19/25 (3,125,500) (61,082)
Total Futures Contracts .. 443 44,468,310 966,817
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2025.
(4) Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 29 .8%
Communication Services — 3.2%
Alphabet Inc ....................... 2,126 377,131
Comcast Corp ...................... 544 19,415
Electronic Arts Inc ................... 352 56,215
Meta Platforms Inc ................... 611 450,973
Netflix Inc
(1)
........................ 137 183,461
Roku Inc
(1)
......................... 116 10,195
Verizon Communications Inc ............ 1,116 48,289
Walt Disney Co/The .................. 780 96,728
1,242,407
Consumer Discretionary — 3.1%
Amazon.com Inc
(1)
................... 3,388 743,293
Best Buy Co Inc ..................... 292 19,602
Bright Horizons Family Solutions Inc
(1)
...... 125 15,449
Brinker International Inc
(1)
.............. 132 23,804
Cavco Industries Inc
(1)
................. 19 8,254
Grand Canyon Education Inc
(1)
........... 196 37,044
LCI Industries ...................... 16 1,459
Pursuit Attractions and Hospitality Inc
(1)
..... 65 1,874
Ralph Lauren Corp ................... 17 4,663
Royal Caribbean Cruises Ltd ............ 60 18,788
Tapestry Inc ....................... 250 21,952
Tesla Inc
(1)
......................... 123 39,072
Texas Roadhouse Inc ................. 90 16,867
TopBuild Corp
(1)
..................... 300 97,122
Universal Technical Institute Inc
(1)
......... 39 1,322
Yum! Brands Inc ..................... 1,033 153,070
Zumiez Inc
(1)
....................... 74 981
1,204,616
Consumer Staples — 2.0%
BJ's Wholesale Club Holdings Inc
(1)
........ 24 2,588
Costco Wholesale Corp ................ 420 415,775
Kroger Co/The ...................... 236 16,928
Philip Morris International Inc ............ 576 104,907
Walmart Inc ....................... 2,314 226,263
766,461
Energy — 0.9%
Baker Hughes Co .................... 15 575
Berry Corp ........................ 194 537
Civitas Resources Inc ................. 752 20,695
ConocoPhillips ...................... 182 16,333
Crescent Energy Co .................. 622 5,349
Devon Energy Corp ................... 1,165 37,059
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
EOG Resources Inc ................... 1,221 146,044
Exxon Mobil Corp .................... 414 44,629
Gulfport Energy Corp
(1)
................ 3 604
Kodiak Gas Services Inc ............... 718 24,606
PrimeEnergy Resources Corp
(1)
........... 14 2,049
SM Energy Co ...................... 481 11,886
Targa Resources Corp ................. 152 26,460
Teekay Corp Ltd ..................... 121 998
337,824
Financials — 5.7%
Ally Financial Inc .................... 376 14,645
American International Group Inc ......... 152 13,010
Axis Capital Holdings Ltd ............... 115 11,939
Bank of New York Mellon Corp/The ........ 1,946 177,300
Berkshire Hathaway Inc ............... 1,789 869,043
Capital One Financial Corp .............. 488 103,827
Cathay General Bancorp ............... 246 11,200
Customers Bancorp Inc
(1)
............... 939 55,157
Dave Inc
(1)
......................... 51 13,689
First American Financial Corp ............ 477 29,283
FirstCash Holdings Inc ................. 110 14,866
Jack Henry & Associates Inc ............ 110 19,819
Loews Corp ........................ 23 2,108
LPL Financial Holdings Inc .............. 36 13,499
Mastercard Inc ..................... 548 307,943
Morningstar Inc ..................... 437 137,188
Northern Trust Corp .................. 142 18,004
Pathward Financial Inc ................ 419 33,151
Popular Inc ........................ 749 82,547
QCR Holdings Inc .................... 43 2,920
Sezzle Inc
(1)
........................ 36 6,453
State Street Corp .................... 1,739 184,925
Stewart Information Services Corp ........ 21 1,367
Synchrony Financial .................. 1,438 95,972
Toast Inc
(1)
........................ 215 9,522
Webster Financial Corp ................ 249 13,595
Westamerica BanCorp ................. 36 1,744
2,244,716
Health Care — 2.3%
AbbVie Inc ........................ 655 121,581
Amgen Inc ........................ 347 96,886
Cardinal Health Inc ................... 258 43,344
Centene Corp
(1)
..................... 574 31,157
Cigna Group/The .................... 6 1,983

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Eli Lilly & Co ....................... 172 134,079
Encompass Health Corp ............... 486 59,598
Gilead Sciences Inc .................. 1,563 173,290
Johnson & Johnson .................. 256 39,104
McKesson Corp ..................... 50 36,639
Molina Healthcare Inc
(1)
................ 128 38,131
Natera Inc
(1)
........................ 34 5,744
Penumbra Inc
(1)
..................... 20 5,133
Regeneron Pharmaceuticals Inc .......... 38 19,950
STERIS PLC ........................ 373 89,602
Universal Health Services Inc ............ 39 7,065
903,286
Industrials — 2.9%
3M Co ........................... 218 33,188
Albany International Corp ............... 346 24,265
Allegion plc ........................ 28 4,035
AMETEK Inc ....................... 810 146,578
Argan Inc ......................... 66 14,552
Atkore Inc ......................... 47 3,316
Boise Cascade Co ................... 632 54,870
BWX Technologies Inc ................. 139 20,024
Comfort Systems USA Inc .............. 32 17,159
Curtiss-Wright Corp .................. 10 4,886
Delta Air Lines Inc ................... 733 36,049
Eaton Corp PLC ..................... 22 7,854
Fluor Corp
(1)
........................ 194 9,946
General Dynamics Corp ................ 468 136,497
HEICO Corp ........................ 75 24,600
Hubbell Inc ........................ 157 64,120
Huntington Ingalls Industries Inc .......... 7 1,690
IES Holdings Inc
(1)
.................... 89 26,364
Johnson Controls International plc ......... 384 40,558
Leonardo DRS Inc ................... 173 8,041
Lockheed Martin Corp ................. 148 68,545
Maximus Inc ....................... 218 15,304
Mueller Industries Inc ................. 70 5,563
MYR Group Inc
(1)
.................... 26 4,718
NANO Nuclear Energy Inc
(1)
............. 17 586
Northrop Grumman Corp ............... 136 67,997
Primoris Services Corp ................ 232 18,082
REV Group Inc ...................... 34 1,618
Rush Enterprises Inc .................. 208 10,714
SkyWest Inc
(1)
...................... 44 4,531
Trane Technologies PLC ................ 250 109,353
Union Pacific Corp ................... 278 63,962
United Airlines Holdings Inc
(1)
............ 995 79,232
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
United Rentals Inc ................... 18 13,561
Valmont Industries Inc ................. 14 4,572
Woodward Inc ...................... 12 2,941
1,149,871
Information Technology — 8.1%
Adobe Inc
(1)
........................ 172 66,543
Aeva Technologies Inc
(1)
................ 105 3,968
Amkor Technology Inc ................. 455 9,551
Apple Inc ......................... 1,597 327,657
Applied Materials Inc ................. 98 17,941
Arista Networks Inc
(1)
................. 88 9,003
Asana Inc
(1)
........................ 1,130 15,255
Avnet Inc ......................... 15 796
Broadcom Inc ...................... 405 111,638
Cisco Systems Inc ................... 656 45,513
Consensus Cloud Solutions Inc
(1)
.......... 133 3,067
International Business Machines Corp ...... 14 4,127
Jabil Inc .......................... 128 27,917
Micron Technology Inc ................ 617 76,045
Microsoft Corp ...................... 2,224 1,106,240
Monolithic Power Systems Inc ........... 109 79,720
NVIDIA Corp ....................... 4,819 761,354
Oracle Corp ........................ 726 158,725
Palantir Technologies Inc
(1)
.............. 605 82,474
Photronics Inc
(1)
..................... 2,453 46,190
Plexus Corp
(1)
...................... 178 24,085
QUALCOMM Inc ..................... 51 8,122
Skyworks Solutions Inc ................ 640 47,693
Texas Instruments Inc ................. 565 117,305
Ubiquiti Inc ........................ 30 12,350
VeriSign Inc ........................ 86 24,837
3,188,116
Materials — 0.6%
Crown Holdings Inc .................. 385 39,647
Ecolab Inc ......................... 529 142,534
Freeport-McMoRan Inc ................ 469 20,331
Newmont Corp ..................... 704 41,015
243,527
Real Estate — 0.7%
Public Storage ...................... 191 56,043
Simon Property Group Inc .............. 1,239 199,182
255,225

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Utilities — 0.3%
Black Hills Corp ..................... 764 42,861
National Fuel Gas Co .................. 975 82,592
Vistra Corp ........................ 15 2,907
128,360
Total Common Stocks (United States)
(Cost $ 9,179,623 ) .................. 11,664,409
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2026
(2)
........... 1 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 20 .4%
U.S. Fixed Income — 8.6%
Baird Core Plus Bond Fund - Class I ....... 81,273 829,795
BrandywineGLOBAL High Yield Fund - Class IS 32,965 335,252
Dodge & Cox Income Fund - Class I ........ 29,101 367,842
Fidelity Advisor Short Duration High Income
Fund - Class Z .................... 24,370 219,086
Fidelity Total Bond Fund - Class Z ......... 85,901 822,927
Frost Total Return Bond Fund - Class I ...... 16,814 163,434
iShares 7-10 Year Treasury Bond ETF
(3)
..... 6,690 640,701
3,379,037
International Fixed Income — 0.9%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 3,812 353,068
353,068
International Equity — 10.9%
iShares Core MSCI EAFE ETF
(3)
........... 42,298 3,531,037
iShares Core MSCI Emerging Markets ETF
(3)
.. 12,312 739,089
4,270,126
Total Registered Investment Companies
(Cost $ 6,365,611 ) .................. 8,002,231
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Money Market Registered Investment Companies — 45 .4%
Meeder Government Money Market Fund ,
4.15%
(4)
........................ 17,767,294 17,767,294
Total Money Market Registered Investment
Companies
(Cost $ 17,766,687 ) ................. 17,767,294
Total Investments — 95 .6%
(Cost $ 33,311,921 ) ................. 37,433,934
Other Assets less Liabilities — 4 .4% ....... 1,707,994
Total Net Assets — 100 .0% ............. 39,141,928
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 2,419 31,181
Meeder Conservative Allocation Fund - Retail
Class .......................... 626 14,711
Meeder Dynamic Allocation Fund - Retail Class 6,570 94,148
Meeder Muirfield Fund - Retail Class ....... 3,034 28,823
Total Trustee Deferred Compensation
(Cost $ 138,837 ) ................... 168,863

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Global Allocation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Sept 2025 ........ 94 9/19/25 12,603,990 258,073
Mini MSCI Emg Mkt
Futures - Sept 2025 . 57 9/19/25 3,515,475 95,227
Russell 2000 Futures Mini
September 2025 .... 6 9/19/25 657,510 12,535
S&P 500 Mini Futures
September 2025 .... 6 9/19/25 1,876,125 49,318
S&P Mid Cap Futures
EMini September 2025 2 9/19/25 625,100 12,196
Total Futures Contracts . 165 19,278,200 427,349
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2025.
(5) Assets of affiliates to the Global Allocation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 58 .3%
Communication Services — 6.2%
Alphabet Inc ....................... 45,207 8,019,270
Comcast Corp ...................... 14,073 502,265
Electronic Arts Inc ................... 7,241 1,156,388
Liberty Media Corp-Liberty Live
(1)
......... 416 33,763
Meta Platforms Inc ................... 12,014 8,867,413
Netflix Inc
(1)
........................ 2,843 3,807,147
Roku Inc
(1)
......................... 1,332 117,069
Verizon Communications Inc ............ 23,040 996,941
Walt Disney Co/The .................. 19,529 2,421,791
25,922,047
Consumer Discretionary — 5.7%
Amazon.com Inc
(1)
................... 67,595 14,829,667
Best Buy Co Inc ..................... 5,557 373,041
BorgWarner Inc ..................... 277 9,274
Bright Horizons Family Solutions Inc
(1)
...... 3,264 403,398
Brinker International Inc
(1)
.............. 2,314 417,284
Cavco Industries Inc
(1)
................. 238 103,394
Grand Canyon Education Inc
(1)
........... 4,163 786,807
J Jill Inc .......................... 643 9,413
LCI Industries ...................... 148 13,496
Mohawk Industries Inc
(1)
............... 407 42,670
Ralph Lauren Corp ................... 361 99,015
Royal Caribbean Cruises Ltd ............ 2,127 666,049
Tapestry Inc ....................... 7,844 688,782
Tesla Inc
(1)
......................... 2,226 707,111
Texas Roadhouse Inc ................. 1,720 322,345
TopBuild Corp
(1)
..................... 6,397 2,070,965
Universal Technical Institute Inc
(1)
......... 1,146 38,838
Yum! Brands Inc ..................... 14,278 2,115,714
Zumiez Inc
(1)
....................... 1,233 16,350
23,713,613
Consumer Staples — 3.9%
BJ's Wholesale Club Holdings Inc
(1)
........ 1,267 136,621
Cal-Maine Foods Inc .................. 130 12,952
Costco Wholesale Corp ................ 8,302 8,218,482
Kroger Co/The ...................... 6,348 455,342
Philip Morris International Inc ............ 13,587 2,474,600
Sprouts Farmers Market Inc
(1)
............ 455 74,911
Walmart Inc ....................... 50,787 4,965,953
16,338,861
Energy — 1.5%
Civitas Resources Inc ................. 17,996 495,250
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
ConocoPhillips ...................... 2,357 211,517
Devon Energy Corp ................... 17,988 572,198
EOG Resources Inc ................... 23,181 2,772,679
Exxon Mobil Corp .................... 6,422 692,292
Gulfport Energy Corp
(1)
................ 121 24,341
Kodiak Gas Services Inc ............... 17,991 616,552
Ovintiv Inc ......................... 2,633 100,186
PrimeEnergy Resources Corp
(1)
........... 407 59,577
SM Energy Co ...................... 8,987 222,069
Targa Resources Corp ................. 3,132 545,218
Teekay Corp Ltd ..................... 1,515 12,499
Weatherford International PLC ........... 249 12,527
Williams Cos Inc/The ................. 165 10,364
6,347,269
Financials — 11.3%
Ally Financial Inc .................... 8,338 324,765
American International Group Inc ......... 5,584 477,935
Axis Capital Holdings Ltd ............... 4,375 454,212
Bank of New York Mellon Corp/The ........ 51,493 4,691,527
Berkshire Hathaway Inc ............... 36,641 17,799,099
Capital One Financial Corp .............. 11,471 2,440,570
Cathay General Bancorp ............... 1,455 66,246
Customers Bancorp Inc
(1)
............... 18,071 1,061,491
Dave Inc
(1)
......................... 817 219,291
First American Financial Corp ............ 8,971 550,730
FirstCash Holdings Inc ................. 2,569 347,175
International Money Express Inc
(1)
......... 750 7,567
Jack Henry & Associates Inc ............ 1,683 303,226
Loews Corp ........................ 1,127 103,301
LPL Financial Holdings Inc .............. 608 227,982
Mastercard Inc ..................... 12,092 6,794,978
Morningstar Inc ..................... 6,797 2,133,782
NerdWallet Inc
(1)
..................... 1,436 15,753
Northern Trust Corp .................. 3,590 455,176
Pathward Financial Inc ................ 9,133 722,603
Popular Inc ........................ 17,753 1,956,558
PROG Holdings Inc ................... 1,589 46,637
QCR Holdings Inc .................... 771 52,351
Sezzle Inc
(1)
........................ 897 160,787
State Street Corp .................... 30,892 3,285,055
Stewart Information Services Corp ........ 4,329 281,818
Synchrony Financial .................. 26,529 1,770,545
Toast Inc
(1)
........................ 5,702 252,542
Webster Financial Corp ................ 2,761 150,751

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Westamerica BanCorp ................. 362 17,535
47,171,988
Health Care — 4.5%
AbbVie Inc ........................ 13,610 2,526,288
Amgen Inc ........................ 7,587 2,118,366
Cardinal Health Inc ................... 6,373 1,070,664
Centene Corp
(1)
..................... 5,556 301,580
Eli Lilly & Co ....................... 3,499 2,727,575
Encompass Health Corp ............... 12,890 1,580,701
Gilead Sciences Inc .................. 30,080 3,334,970
Incyte Corp
(1)
....................... 693 47,193
Johnson & Johnson .................. 5,873 897,101
McKesson Corp ..................... 951 696,874
Molina Healthcare Inc
(1)
................ 3,102 924,086
Natera Inc
(1)
........................ 352 59,467
Penumbra Inc
(1)
..................... 540 138,580
Regeneron Pharmaceuticals Inc .......... 893 468,825
STERIS PLC ........................ 8,209 1,971,966
Universal Health Services Inc ............ 749 135,681
18,999,917
Industrials — 5.9%
3M Co ........................... 976 148,586
Albany International Corp ............... 7,934 556,411
Allegion plc ........................ 7,815 1,126,298
AMETEK Inc ....................... 13,738 2,486,028
Argan Inc ......................... 1,299 286,403
Atkore Inc ......................... 1,739 122,686
Boise Cascade Co ................... 11,927 1,035,502
BWX Technologies Inc ................. 2,973 428,290
Comfort Systems USA Inc .............. 646 346,392
Curtiss-Wright Corp .................. 261 127,512
Delta Air Lines Inc ................... 23,578 1,159,566
Eaton Corp PLC ..................... 3,357 1,198,415
Fluor Corp
(1)
........................ 3,626 185,905
General Dynamics Corp ................ 8,226 2,399,195
HEICO Corp ........................ 1,063 348,664
Hubbell Inc ........................ 3,155 1,288,534
Huntington Ingalls Industries Inc .......... 254 61,331
IES Holdings Inc
(1)
.................... 2,068 612,604
Johnson Controls International plc ......... 6,293 664,667
Leonardo DRS Inc ................... 2,658 123,544
Lockheed Martin Corp ................. 3,792 1,756,227
Maximus Inc ....................... 5,661 397,402
Mueller Industries Inc ................. 1,795 142,649
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
MYR Group Inc
(1)
.................... 994 180,361
NANO Nuclear Energy Inc
(1)
............. 349 12,037
Northrop Grumman Corp ............... 3,603 1,801,428
Primoris Services Corp ................ 5,422 422,591
REV Group Inc ...................... 520 24,747
Rush Enterprises Inc .................. 1,732 89,215
SkyWest Inc
(1)
...................... 396 40,776
Trane Technologies PLC ................ 4,833 2,114,003
Union Pacific Corp ................... 5,118 1,177,549
United Airlines Holdings Inc
(1)
............ 18,651 1,485,179
United Rentals Inc ................... 294 221,500
Valmont Industries Inc ................. 280 91,440
Woodward Inc ...................... 501 122,790
24,786,427
Information Technology — 16.1%
Adobe Inc
(1)
........................ 3,746 1,449,253
Aeva Technologies Inc
(1)
................ 2,296 86,766
Apple Inc ......................... 32,250 6,616,733
Applied Materials Inc ................. 1,762 322,569
Arista Networks Inc
(1)
................. 1,857 189,990
Asana Inc
(1)
........................ 18,601 251,114
Avnet Inc ......................... 1,039 55,150
Broadcom Inc ...................... 8,033 2,214,296
Cisco Systems Inc ................... 14,905 1,034,109
Consensus Cloud Solutions Inc
(1)
.......... 1,598 36,850
Corning Inc ........................ 1,080 56,797
International Business Machines Corp ...... 375 110,543
Jabil Inc .......................... 2,306 502,939
Micron Technology Inc ................ 13,853 1,707,382
Microsoft Corp ...................... 46,572 23,165,379
Monolithic Power Systems Inc ........... 2,377 1,738,490
NVIDIA Corp ....................... 101,588 16,049,888
Oracle Corp ........................ 16,254 3,553,612
Palantir Technologies Inc
(1)
.............. 13,141 1,791,381
Photronics Inc
(1)
..................... 57,392 1,080,691
Plexus Corp
(1)
...................... 3,211 434,480
QUALCOMM Inc ..................... 1,000 159,260
Skyworks Solutions Inc ................ 13,072 974,125
Teledyne Technologies Inc
(1)
............. 37 18,956
Texas Instruments Inc ................. 12,633 2,622,863
Ubiquiti Inc ........................ 673 277,040
VeriSign Inc ........................ 2,593 748,858
67,249,514

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Materials — 1.3%
Crown Holdings Inc .................. 10,643 1,096,016
Ecolab Inc ......................... 10,686 2,879,236
Freeport-McMoRan Inc ................ 9,108 394,832
Newmont Corp ..................... 16,353 952,726
Nucor Corp ........................ 272 35,235
5,358,045
Real Estate — 1.3%
CoStar Group Inc
(1)
................... 290 23,316
Public Storage ...................... 3,703 1,086,534
Simon Property Group Inc .............. 27,713 4,455,142
5,564,992
Utilities — 0.6%
Black Hills Corp ..................... 9,958 558,644
National Fuel Gas Co .................. 22,076 1,870,058
Vistra Corp ........................ 423 81,981
2,510,683
Total Common Stocks (United States)
(Cost $ 187,672,272 ) ................ 243,963,356
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(2)
.......... 3 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(2)
........... 12 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 28 .8%
U.S. Fixed Income — 26.0%
Baird Core Plus Bond Fund - Class I ....... 2,513,015 25,657,883
BrandywineGLOBAL High Yield Fund - Class IS 929,528 9,453,302
Dodge & Cox Income Fund - Class I ........ 1,084,308 13,705,657
Fidelity Advisor Short Duration High Income
Fund - Class Z .................... 842,545 7,574,479
Fidelity Total Bond Fund - Class Z ......... 2,687,269 25,744,041
Frost Total Return Bond Fund - Class I ...... 767,088 7,456,091
iShares 7-10 Year Treasury Bond ETF
(3)
..... 199,671 19,122,492
108,713,945
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — continued
International Fixed Income — 2.8%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 128,571 11,908,246
11,908,246
Total Registered Investment Companies
(Cost $ 117,189,348 ) ................ 120,622,191
Money Market Registered Investment Companies — 11 .9%
Meeder Government Money Market Fund ,
4.15%
(4)
........................ 49,582,241 49,582,241
Total Money Market Registered Investment
Companies
(Cost $ 49,563,385 ) ................. 49,582,241
Total Investments — 99 .0%
(Cost $ 354,425,005 ) ................ 414,167,788
Other Assets less Liabilities — 1 .0% ....... 4,380,251
Total Net Assets — 100 .0% ............. 418,548,039
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 4,539 58,508
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,240 29,140
Meeder Dynamic Allocation Fund - Retail Class 11,825 169,452
Meeder Muirfield Fund - Retail Class ....... 9,233 87,714
Total Trustee Deferred Compensation
(Cost $ 295,713 ) ................... 344,814

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Balanced Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Sept 2025 ........ 299 9/19/25 40,091,415 820,892
Mini MSCI Emg Mkt
Futures - Sept 2025 . 172 9/19/25 10,608,100 287,351
Russell 2000 Futures Mini
September 2025 .... 42 9/19/25 4,602,570 104,735
S&P 500 Mini Futures
September 2025 .... (76) 9/19/25 (23,764,250) (625,153)
Total Futures Contracts . 437 31,537,835 587,825
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2025.
(5) Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 38 .7%
Communication Services — 4.0%
Alphabet Inc ....................... 13,134 2,329,840
Comcast Corp ...................... 3,683 131,446
Electronic Arts Inc ................... 1,904 304,069
Meta Platforms Inc ................... 3,596 2,654,172
Netflix Inc
(1)
........................ 845 1,131,565
Roku Inc
(1)
......................... 479 42,099
Verizon Communications Inc ............ 5,528 239,196
Walt Disney Co/The .................. 5,190 643,612
7,475,999
Consumer Discretionary — 3.9%
Amazon.com Inc
(1)
................... 20,318 4,457,566
Best Buy Co Inc ..................... 1,792 120,297
Bright Horizons Family Solutions Inc
(1)
...... 775 95,782
Brinker International Inc
(1)
.............. 693 124,969
Cavco Industries Inc
(1)
................. 100 43,443
Grand Canyon Education Inc
(1)
........... 1,343 253,827
J Jill Inc .......................... 643 9,414
LCI Industries ...................... 29 2,645
Ralph Lauren Corp ................... 72 19,748
Royal Caribbean Cruises Ltd ............ 407 127,448
Tapestry Inc ....................... 1,874 164,556
Tesla Inc
(1)
......................... 631 200,443
Texas Roadhouse Inc ................. 552 103,450
TopBuild Corp
(1)
..................... 1,829 592,120
Universal Technical Institute Inc
(1)
......... 1,146 38,838
Yum! Brands Inc ..................... 6,214 920,791
Zumiez Inc
(1)
....................... 1,098 14,559
7,289,896
Consumer Staples — 2.5%
BJ's Wholesale Club Holdings Inc
(1)
........ 210 22,644
Costco Wholesale Corp ................ 2,350 2,326,359
Kroger Co/The ...................... 2,016 144,608
Philip Morris International Inc ............ 3,771 686,812
Walmart Inc ....................... 14,509 1,418,690
4,599,113
Energy — 1.1%
Berry Corp ........................ 1,425 3,947
Civitas Resources Inc ................. 4,511 124,143
ConocoPhillips ...................... 1,283 115,136
Devon Energy Corp ................... 6,548 208,292
EOG Resources Inc ................... 6,949 831,170
Exxon Mobil Corp .................... 2,297 247,617
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Gulfport Energy Corp
(1)
................ 59 11,869
Kodiak Gas Services Inc ............... 4,674 160,178
Ovintiv Inc ......................... 898 34,169
PrimeEnergy Resources Corp
(1)
........... 117 17,126
SM Energy Co ...................... 1,663 41,093
Targa Resources Corp ................. 846 147,272
Teekay Corp Ltd ..................... 502 4,141
Weatherford International PLC ........... 148 7,446
1,953,599
Financials — 7.4%
Ally Financial Inc .................... 2,006 78,134
American International Group Inc ......... 1,314 112,465
Axis Capital Holdings Ltd ............... 971 100,809
Bank of New York Mellon Corp/The ........ 14,217 1,295,311
Berkshire Hathaway Inc ............... 10,706 5,200,654
Capital One Financial Corp .............. 3,338 710,193
Cathay General Bancorp ............... 468 21,308
Customers Bancorp Inc
(1)
............... 5,145 302,217
Dave Inc
(1)
......................... 283 75,960
First American Financial Corp ............ 2,637 161,885
FirstCash Holdings Inc ................. 706 95,409
Jack Henry & Associates Inc ............ 575 103,598
Loews Corp ........................ 411 37,672
LPL Financial Holdings Inc .............. 260 97,492
Mastercard Inc ..................... 3,213 1,805,513
Morningstar Inc ..................... 2,218 696,297
Northern Trust Corp .................. 869 110,181
Pathward Financial Inc ................ 2,502 197,958
Popular Inc ........................ 4,713 519,420
PROG Holdings Inc ................... 150 4,402
QCR Holdings Inc .................... 171 11,611
Sezzle Inc
(1)
........................ 236 42,303
State Street Corp .................... 11,181 1,188,988
Stewart Information Services Corp ........ 66 4,297
Synchrony Financial .................. 8,034 536,189
Toast Inc
(1)
........................ 1,597 70,731
Webster Financial Corp ................ 1,346 73,492
Westamerica BanCorp ................. 117 5,667
13,660,156
Health Care — 3.0%
AbbVie Inc ........................ 4,012 744,707
Amgen Inc ........................ 2,291 639,670
Cardinal Health Inc ................... 1,577 264,936
Centene Corp
(1)
..................... 3,940 213,863

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Eli Lilly & Co ....................... 1,054 821,625
Encompass Health Corp ............... 3,400 416,942
Gilead Sciences Inc .................. 8,557 948,715
Incyte Corp
(1)
....................... 149 10,147
Johnson & Johnson .................. 1,857 283,657
McKesson Corp ..................... 315 230,826
Molina Healthcare Inc
(1)
................ 865 257,683
Natera Inc
(1)
........................ 113 19,090
Penumbra Inc
(1)
..................... 150 38,494
Regeneron Pharmaceuticals Inc .......... 253 132,825
STERIS PLC ........................ 2,195 527,283
Universal Health Services Inc ............ 211 38,223
5,588,686
Industrials — 3.9%
Albany International Corp ............... 2,240 157,091
Allegion plc ........................ 1,944 280,169
AMETEK Inc ....................... 4,336 784,643
Argan Inc ......................... 440 97,011
Atkore Inc ......................... 333 23,493
Boise Cascade Co ................... 3,459 300,310
BWX Technologies Inc ................. 809 116,545
Comfort Systems USA Inc .............. 208 111,532
Curtiss-Wright Corp .................. 57 27,847
Delta Air Lines Inc ................... 4,766 234,392
Eaton Corp PLC ..................... 1,271 453,734
Fluor Corp
(1)
........................ 964 49,424
General Dynamics Corp ................ 2,691 784,857
HEICO Corp ........................ 392 128,576
Hubbell Inc ........................ 962 392,890
Huntington Ingalls Industries Inc .......... 54 13,039
IES Holdings Inc
(1)
.................... 575 170,332
Johnson Controls International plc ......... 1,850 195,397
Leonardo DRS Inc ................... 981 45,597
Lockheed Martin Corp ................. 987 457,119
Maximus Inc ....................... 1,558 109,372
Mueller Industries Inc ................. 448 35,603
MYR Group Inc
(1)
.................... 222 40,282
NANO Nuclear Energy Inc
(1)
............. 101 3,484
Northrop Grumman Corp ............... 1,012 505,980
Primoris Services Corp ................ 1,428 111,298
REV Group Inc ...................... 115 5,473
Rush Enterprises Inc .................. 648 33,378
SkyWest Inc
(1)
...................... 158 16,269
Trane Technologies PLC ................ 1,272 556,386
Union Pacific Corp ................... 1,551 356,854
United Airlines Holdings Inc
(1)
............ 6,507 518,152
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
United Rentals Inc ................... 109 82,121
Valmont Industries Inc ................. 98 32,004
Woodward Inc ...................... 52 12,745
7,243,399
Information Technology — 10.6%
Adobe Inc
(1)
........................ 1,059 409,706
Aeva Technologies Inc
(1)
................ 713 26,944
Apple Inc ......................... 9,505 1,950,141
Applied Materials Inc ................. 565 103,434
Arista Networks Inc
(1)
................. 821 83,996
Asana Inc
(1)
........................ 5,204 70,254
Avnet Inc ......................... 171 9,077
Broadcom Inc ...................... 2,331 642,540
Cisco Systems Inc ................... 4,326 300,138
Consensus Cloud Solutions Inc
(1)
.......... 1,761 40,609
International Business Machines Corp ...... 137 40,385
Jabil Inc .......................... 758 165,320
Micron Technology Inc ................ 3,882 478,456
Microsoft Corp ...................... 13,546 6,737,916
Monolithic Power Systems Inc ........... 689 503,921
NVIDIA Corp ....................... 29,631 4,681,402
Oracle Corp ........................ 4,583 1,001,981
Palantir Technologies Inc
(1)
.............. 3,720 507,110
Photronics Inc
(1)
..................... 15,667 295,010
Plexus Corp
(1)
...................... 999 135,175
QUALCOMM Inc ..................... 337 53,671
Skyworks Solutions Inc ................ 3,900 290,628
Texas Instruments Inc ................. 3,576 742,449
Ubiquiti Inc ........................ 181 74,509
VeriSign Inc ........................ 703 203,026
19,547,798
Materials — 0.8%
Crown Holdings Inc .................. 2,636 271,455
Ecolab Inc ......................... 2,926 788,382
Freeport-McMoRan Inc ................ 2,653 115,008
Newmont Corp ..................... 4,432 258,208
1,433,053
Real Estate — 1.1%
Public Storage ...................... 1,120 328,630
Simon Property Group Inc .............. 10,130 1,628,499
1,957,129

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Utilities — 0.4%
Black Hills Corp ..................... 2,914 163,476
National Fuel Gas Co .................. 6,216 526,557
Vistra Corp ........................ 84 16,280
706,313
Total Common Stocks (United States)
(Cost $ 55,630,936 ) ................. 71,455,141
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(2)
.......... 1 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(2)
........... 3 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 48 .4%
U.S. Fixed Income — 43.5%
Baird Core Plus Bond Fund - Class I ....... 1,892,612 19,323,565
BrandywineGLOBAL High Yield Fund - Class IS 849,993 8,644,430
Dodge & Cox Income Fund - Class I ........ 650,132 8,217,665
Fidelity Advisor Short Duration High Income
Fund - Class Z .................... 622,756 5,598,576
Fidelity Total Bond Fund - Class Z ......... 2,063,915 19,772,310
Frost Total Return Bond Fund - Class I ...... 565,859 5,500,148
iShares 7-10 Year Treasury Bond ETF
(3)
..... 139,133 13,324,767
80,381,461
International Fixed Income — 4.9%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 96,803 8,965,894
8,965,894
Total Registered Investment Companies
(Cost $ 86,735,580 ) ................. 89,347,355
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Money Market Registered Investment Companies — 12 .2%
Meeder Government Money Market Fund ,
4.15%
(4)
........................ 22,491,945 22,491,945
Total Money Market Registered Investment
Companies
(Cost $ 22,477,794 ) ................. 22,491,945
Total Investments — 99 .3%
(Cost $ 164,844,310 ) ................ 183,294,441
Other Assets less Liabilities — 0 .7% ....... 1,367,477
Total Net Assets — 100 .0% ............. 184,661,918
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 897 11,562
Meeder Conservative Allocation Fund - Retail
Class .......................... 267 6,275
Meeder Dynamic Allocation Fund - Retail Class 2,168 31,067
Meeder Muirfield Fund - Retail Class ....... 3,141 29,840
Total Trustee Deferred Compensation
(Cost $ 71,415 ) .................... 78,744
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Sept 2025 ........ 95 9/19/25 12,738,075 260,819
Mini MSCI Emg Mkt
Futures - Sept 2025 . 55 9/19/25 3,392,125 91,885
Russell 2000 Futures Mini
September 2025 .... 19 9/19/25 2,082,115 47,380
S&P 500 Mini Futures
September 2025 .... (8) 9/19/25 (2,501,500) (65,806)
Total Futures Contracts . 161 15,710,815 334,278
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2025.
(5) Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 21 .0%
Communication Services — 2.3%
Alphabet Inc ....................... 6,107 1,083,321
Comcast Corp ...................... 1,558 55,605
Electronic Arts Inc ................... 940 150,118
Meta Platforms Inc ................... 1,736 1,281,324
Netflix Inc
(1)
........................ 387 518,243
Roku Inc
(1)
......................... 448 39,375
Verizon Communications Inc ............ 3,761 162,738
Walt Disney Co/The .................. 2,352 291,672
3,582,396
Consumer Discretionary — 2.2%
Amazon.com Inc
(1)
................... 9,395 2,061,169
Best Buy Co Inc ..................... 805 54,040
Bright Horizons Family Solutions Inc
(1)
...... 353 43,627
Brinker International Inc
(1)
.............. 462 83,312
Cavco Industries Inc
(1)
................. 36 15,640
Grand Canyon Education Inc
(1)
........... 372 70,308
LCI Industries ...................... 29 2,645
Ralph Lauren Corp ................... 72 19,748
Royal Caribbean Cruises Ltd ............ 192 60,123
Tapestry Inc ....................... 876 76,922
Tesla Inc
(1)
......................... 291 92,439
Texas Roadhouse Inc ................. 248 46,478
TopBuild Corp
(1)
..................... 872 282,301
Universal Technical Institute Inc
(1)
......... 716 24,265
Valvoline Inc
(1)
...................... 75 2,840
Yum! Brands Inc ..................... 3,568 528,706
Zumiez Inc
(1)
....................... 851 11,284
3,475,847
Consumer Staples — 1.4%
BJ's Wholesale Club Holdings Inc
(1)
........ 68 7,332
Costco Wholesale Corp ................ 1,167 1,155,260
Kroger Co/The ...................... 794 56,954
Philip Morris International Inc ............ 1,674 304,886
Sprouts Farmers Market Inc
(1)
............ 122 20,086
Walmart Inc ....................... 6,762 661,188
2,205,706
Energy — 0.6%
Baker Hughes Co .................... 193 7,400
Civitas Resources Inc ................. 1,979 54,462
ConocoPhillips ...................... 639 57,344
Devon Energy Corp ................... 3,907 124,282
EOG Resources Inc ................... 3,162 378,207
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Exxon Mobil Corp .................... 1,028 110,818
Gulfport Energy Corp
(1)
................ 24 4,828
Kodiak Gas Services Inc ............... 2,038 69,842
PrimeEnergy Resources Corp
(1)
........... 59 8,636
SM Energy Co ...................... 1,354 33,457
Targa Resources Corp ................. 385 67,021
Teekay Corp Ltd ..................... 215 1,774
Weatherford International PLC ........... 144 7,245
925,316
Financials — 4.0%
Ally Financial Inc .................... 1,033 40,235
American International Group Inc ......... 688 58,886
Axis Capital Holdings Ltd ............... 410 42,566
Bank of New York Mellon Corp/The ........ 5,792 527,709
Berkshire Hathaway Inc ............... 5,121 2,487,628
Capital One Financial Corp .............. 1,600 340,416
Cathay General Bancorp ............... 597 27,181
Customers Bancorp Inc
(1)
............... 2,627 154,310
Dave Inc
(1)
......................... 131 35,162
First American Financial Corp ............ 1,320 81,035
FirstCash Holdings Inc ................. 216 29,190
Jack Henry & Associates Inc ............ 321 57,835
Loews Corp ........................ 73 6,691
LPL Financial Holdings Inc .............. 117 43,871
Mastercard Inc ..................... 1,361 764,800
Morningstar Inc ..................... 972 305,140
Northern Trust Corp .................. 462 58,577
Pathward Financial Inc ................ 1,157 91,542
Popular Inc ........................ 2,128 234,527
PROG Holdings Inc ................... 136 3,992
QCR Holdings Inc .................... 22 1,494
Sezzle Inc
(1)
........................ 94 16,849
State Street Corp .................... 5,396 573,811
Stewart Information Services Corp ........ 56 3,646
Synchrony Financial .................. 4,177 278,773
Toast Inc
(1)
........................ 760 33,660
Webster Financial Corp ................ 690 37,674
Westamerica BanCorp ................. 172 8,332
6,345,532
Health Care — 1.7%
AbbVie Inc ........................ 1,911 354,720
Amgen Inc ........................ 887 247,659
Cardinal Health Inc ................... 783 131,544
Centene Corp
(1)
..................... 1,858 100,852

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Cigna Group/The .................... 107 35,372
Eli Lilly & Co ....................... 492 383,529
Encompass Health Corp ............... 1,418 173,889
Gilead Sciences Inc .................. 4,415 489,491
Johnson & Johnson .................. 810 123,728
McKesson Corp ..................... 150 109,917
Molina Healthcare Inc
(1)
................ 447 133,161
Natera Inc
(1)
........................ 89 15,036
Penumbra Inc
(1)
..................... 60 15,398
Regeneron Pharmaceuticals Inc .......... 116 60,900
STERIS PLC ........................ 1,042 250,309
Universal Health Services Inc ............ 110 19,927
2,645,432
Industrials — 2.1%
3M Co ........................... 782 119,052
Albany International Corp ............... 1,060 74,338
AMETEK Inc ....................... 2,000 361,920
Argan Inc ......................... 219 48,285
Atkore Inc ......................... 196 13,828
Boise Cascade Co ................... 1,734 150,546
BWX Technologies Inc ................. 442 63,674
Comfort Systems USA Inc .............. 103 55,230
Curtiss-Wright Corp .................. 37 18,076
Delta Air Lines Inc ................... 2,077 102,147
Eaton Corp PLC ..................... 557 198,843
Fluor Corp
(1)
........................ 451 23,123
General Dynamics Corp ................ 1,184 345,325
HEICO Corp ........................ 169 55,432
Hubbell Inc ........................ 468 191,136
Huntington Ingalls Industries Inc .......... 36 8,693
IES Holdings Inc
(1)
.................... 266 78,797
Johnson Controls International plc ......... 933 98,543
Leonardo DRS Inc ................... 456 21,195
Lockheed Martin Corp ................. 397 183,867
Maximus Inc ....................... 687 48,227
Mueller Industries Inc ................. 189 15,020
MYR Group Inc
(1)
.................... 99 17,964
NANO Nuclear Energy Inc
(1)
............. 47 1,621
Northrop Grumman Corp ............... 468 233,991
Primoris Services Corp ................ 691 53,856
REV Group Inc ...................... 81 3,855
Rush Enterprises Inc .................. 523 26,940
SkyWest Inc
(1)
...................... 121 12,459
Trane Technologies PLC ................ 492 215,206
Union Pacific Corp ................... 703 161,746
United Airlines Holdings Inc
(1)
............ 2,826 225,034
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
United Rentals Inc ................... 60 45,204
Valmont Industries Inc ................. 47 15,349
Woodward Inc ...................... 39 9,558
3,298,080
Information Technology — 5.7%
Adobe Inc
(1)
........................ 525 203,112
Aeva Technologies Inc
(1)
................ 298 11,261
Apple Inc ......................... 4,429 908,698
Applied Materials Inc ................. 165 30,207
Arista Networks Inc
(1)
................. 282 28,851
Asana Inc
(1)
........................ 2,941 39,703
Avnet Inc ......................... 59 3,132
Broadcom Inc ...................... 1,139 313,965
Cisco Systems Inc ................... 2,214 153,607
Consensus Cloud Solutions Inc
(1)
.......... 477 11,000
International Business Machines Corp ...... 55 16,213
Jabil Inc .......................... 329 71,755
Micron Technology Inc ................ 1,821 224,438
Microsoft Corp ...................... 6,360 3,163,528
Monolithic Power Systems Inc ........... 328 239,893
NVIDIA Corp ....................... 13,831 2,185,160
Oracle Corp ........................ 2,105 460,216
Palantir Technologies Inc
(1)
.............. 1,717 234,061
Photronics Inc
(1)
..................... 7,073 133,185
Plexus Corp
(1)
...................... 521 70,496
QUALCOMM Inc ..................... 150 23,889
Sanmina Corp
(1)
..................... 23 2,250
Skyworks Solutions Inc ................ 1,879 140,023
Texas Instruments Inc ................. 1,677 348,179
Ubiquiti Inc ........................ 88 36,225
VeriSign Inc ........................ 307 88,662
9,141,709
Materials — 0.4%
Crown Holdings Inc .................. 1,220 125,636
Ecolab Inc ......................... 1,520 409,549
Freeport-McMoRan Inc ................ 1,180 51,153
Newmont Corp ..................... 2,047 119,258
705,596
Real Estate — 0.4%
Public Storage ...................... 584 171,357
Simon Property Group Inc .............. 3,342 537,260
708,617

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Utilities — 0.2%
Black Hills Corp ..................... 2,109 118,315
National Fuel Gas Co .................. 2,816 238,543
Vistra Corp ........................ 36 6,977
363,835
Total Common Stocks (United States)
(Cost $ 26,625,074 ) ................. 33,398,066
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2026
(2)
........... 1 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 68 .2%
U.S. Fixed Income — 61.3%
Baird Core Plus Bond Fund - Class I ....... 2,314,507 23,631,119
BrandywineGLOBAL High Yield Fund - Class IS 927,285 9,430,487
Dodge & Cox Income Fund - Class I ........ 815,079 10,302,602
Fidelity Advisor Short Duration High Income
Fund - Class Z .................... 726,039 6,527,089
Fidelity Total Bond Fund - Class Z ......... 2,486,600 23,821,629
Frost Total Return Bond Fund - Class I ...... 653,790 6,354,842
iShares 7-10 Year Treasury Bond ETF
(3)
..... 180,864 17,321,345
97,389,113
International Fixed Income — 6.9%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 118,555 10,980,564
10,980,564
Total Registered Investment Companies
(Cost $ 105,410,201 ) ................ 108,369,677
Money Market Registered Investment Companies — 10 .2%
Meeder Government Money Market Fund ,
4.15%
(4)
........................ 16,177,749 16,177,749
Total Money Market Registered Investment
Companies
(Cost $ 16,162,312 ) ................. 16,177,749
Total Investments — 99 .4%
(Cost $ 148,197,587 ) ................ 157,945,492
Other Assets less Liabilities — 0 .6% ....... 985,744
Total Net Assets — 100 .0% ............. 158,931,236
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 1,812 23,357
Meeder Conservative Allocation Fund - Retail
Class .......................... 492 11,562
Meeder Dynamic Allocation Fund - Retail Class 4,802 68,813
Meeder Muirfield Fund - Retail Class ....... 3,526 33,497
Total Trustee Deferred Compensation
(Cost $ 116,232 ) ................... 137,229
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Sept 2025 ........ 49 9/19/25 6,570,165 134,528
Mini MSCI Emg Mkt
Futures - Sept 2025 . 29 9/19/25 1,788,575 48,449
Russell 2000 Futures Mini
September 2025 .... 11 9/19/25 1,205,435 27,430
S&P 500 Mini Futures
September 2025 .... 4 9/19/25 1,250,750 32,879
S&P Mid Cap Futures
EMini September 2025 3 9/19/25 937,650 18,294
Total Futures Contracts . 96 11,752,575 261,580
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2025.
(5) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred
Compensation Plan.

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 53 .7%
Communication Services — 5.7%
Alphabet Inc ....................... 40,634 7,208,065
Comcast Corp ...................... 12,210 435,775
Electronic Arts Inc ................... 6,238 996,209
Liberty Media Corp-Liberty Live
(1)
......... 137 11,119
Meta Platforms Inc ................... 11,032 8,142,609
Netflix Inc
(1)
........................ 2,641 3,536,642
Roku Inc
(1)
......................... 1,777 156,181
Verizon Communications Inc ............ 21,957 950,079
Walt Disney Co/The .................. 17,310 2,146,613
23,583,292
Consumer Discretionary — 5.3%
Amazon.com Inc
(1)
................... 62,494 13,710,559
Best Buy Co Inc ..................... 4,885 327,930
BorgWarner Inc ..................... 277 9,274
Bright Horizons Family Solutions Inc
(1)
...... 2,851 352,355
Brinker International Inc
(1)
.............. 2,309 416,382
Cavco Industries Inc
(1)
................. 219 95,140
Grand Canyon Education Inc
(1)
........... 3,764 711,396
J Jill Inc .......................... 643 9,413
LCI Industries ...................... 148 13,496
Mohawk Industries Inc
(1)
............... 81 8,492
Ralph Lauren Corp ................... 361 99,015
Royal Caribbean Cruises Ltd ............ 1,618 506,661
Tapestry Inc ....................... 6,528 573,224
Tesla Inc
(1)
......................... 2,022 642,309
Texas Roadhouse Inc ................. 1,547 289,923
TopBuild Corp
(1)
..................... 5,800 1,877,692
Universal Technical Institute Inc
(1)
......... 1,145 38,804
Yum! Brands Inc ..................... 12,856 1,905,002
Zumiez Inc
(1)
....................... 1,162 15,408
21,602,475
Consumer Staples — 3.6%
BJ's Wholesale Club Holdings Inc
(1)
........ 1,369 147,619
Cal-Maine Foods Inc .................. 130 12,952
Costco Wholesale Corp ................ 7,441 7,366,144
Kroger Co/The ...................... 6,015 431,456
Philip Morris International Inc ............ 12,107 2,205,048
Sprouts Farmers Market Inc
(1)
............ 516 84,954
Walmart Inc ....................... 47,522 4,646,701
14,894,874
Energy — 1.4%
Berry Corp ........................ 4,090 11,329
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Civitas Resources Inc ................. 14,460 397,939
ConocoPhillips ...................... 2,325 208,645
Crescent Energy Co .................. 1,190 10,234
Devon Energy Corp ................... 18,272 581,232
EOG Resources Inc ................... 19,591 2,343,280
Exxon Mobil Corp .................... 6,648 716,654
Gulfport Energy Corp
(1)
................ 121 24,342
Kodiak Gas Services Inc ............... 14,607 500,582
PrimeEnergy Resources Corp
(1)
........... 382 55,917
SM Energy Co ...................... 9,532 235,536
Targa Resources Corp ................. 2,773 482,724
Teekay Corp Ltd ..................... 1,128 9,306
Weatherford International PLC ........... 148 7,446
Williams Cos Inc/The ................. 715 44,909
5,630,075
Financials — 10.3%
Ally Financial Inc .................... 7,370 287,061
American International Group Inc ......... 5,584 477,935
Axis Capital Holdings Ltd ............... 4,502 467,398
Bank of New York Mellon Corp/The ........ 48,168 4,388,586
Berkshire Hathaway Inc ............... 33,064 16,061,499
Capital One Financial Corp .............. 10,097 2,148,238
Cathay General Bancorp ............... 1,455 66,246
Customers Bancorp Inc
(1)
............... 16,503 969,386
Dave Inc
(1)
......................... 743 199,429
First American Financial Corp ............ 9,349 573,935
FirstCash Holdings Inc ................. 2,107 284,740
Jack Henry & Associates Inc ............ 1,683 303,226
Loews Corp ........................ 1,446 132,540
LPL Financial Holdings Inc .............. 585 219,357
Mastercard Inc ..................... 9,271 5,209,746
Morningstar Inc ..................... 6,416 2,014,175
Northern Trust Corp .................. 2,777 352,096
Pathward Financial Inc ................ 8,129 643,166
Popular Inc ........................ 15,409 1,698,226
PROG Holdings Inc ................... 1,278 37,509
QCR Holdings Inc .................... 685 46,512
Sezzle Inc
(1)
........................ 778 139,457
State Street Corp .................... 31,710 3,372,041
Stewart Information Services Corp ........ 206 13,411
Synchrony Financial .................. 23,013 1,535,888
Toast Inc
(1)
........................ 4,862 215,338
Webster Financial Corp ................ 2,761 150,751

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Westamerica BanCorp ................. 723 35,022
42,042,914
Health Care — 4.2%
AbbVie Inc ........................ 12,606 2,339,926
Amgen Inc ........................ 6,803 1,899,466
Cardinal Health Inc ................... 5,868 985,824
Centene Corp
(1)
..................... 2,998 162,731
Eli Lilly & Co ....................... 3,196 2,491,378
Encompass Health Corp ............... 11,074 1,358,005
Gilead Sciences Inc .................. 27,378 3,035,399
Incyte Corp
(1)
....................... 612 41,677
Johnson & Johnson .................. 5,770 881,367
McKesson Corp ..................... 889 651,441
Molina Healthcare Inc
(1)
................ 2,572 766,199
Natera Inc
(1)
........................ 285 48,148
Penumbra Inc
(1)
..................... 438 112,404
Regeneron Pharmaceuticals Inc .......... 803 421,575
STERIS PLC ........................ 7,251 1,741,835
Universal Health Services Inc ............ 747 135,319
17,072,694
Industrials — 5.5%
3M Co ........................... 1,312 199,739
Albany International Corp ............... 7,314 512,931
Allegion plc ........................ 6,542 942,833
AMETEK Inc ....................... 12,536 2,268,514
Argan Inc ......................... 1,172 258,403
Atkore Inc ......................... 1,526 107,659
Boise Cascade Co ................... 10,958 951,374
BWX Technologies Inc ................. 2,695 388,242
Comfort Systems USA Inc .............. 587 314,755
Curtiss-Wright Corp .................. 212 103,573
Delta Air Lines Inc ................... 17,893 879,978
Eaton Corp PLC ..................... 2,907 1,037,770
Fluor Corp
(1)
........................ 3,158 161,911
General Dynamics Corp ................ 7,601 2,216,908
HEICO Corp ........................ 1,063 348,664
Hubbell Inc ........................ 2,815 1,149,674
Huntington Ingalls Industries Inc .......... 254 61,331
IES Holdings Inc
(1)
.................... 1,817 538,250
Johnson Controls International plc ......... 6,672 704,697
Leonardo DRS Inc ................... 2,754 128,006
Lockheed Martin Corp ................. 3,364 1,558,003
Maximus Inc ....................... 5,486 385,117
Mueller Industries Inc ................. 1,614 128,265
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
MYR Group Inc
(1)
.................... 893 162,035
NANO Nuclear Energy Inc
(1)
............. 311 10,726
Northrop Grumman Corp ............... 3,111 1,555,438
Primoris Services Corp ................ 4,530 353,068
REV Group Inc ...................... 506 24,080
Rush Enterprises Inc .................. 1,732 89,215
SkyWest Inc
(1)
...................... 396 40,776
Trane Technologies PLC ................ 4,272 1,868,615
Union Pacific Corp ................... 4,569 1,051,235
United Airlines Holdings Inc
(1)
............ 18,670 1,486,692
United Rentals Inc ................... 299 225,267
Valmont Industries Inc ................. 268 87,521
Woodward Inc ...................... 381 93,379
22,394,644
Information Technology — 14.8%
Adobe Inc
(1)
........................ 3,365 1,301,851
Aeva Technologies Inc
(1)
................ 2,260 85,405
Apple Inc ......................... 28,883 5,925,925
Applied Materials Inc ................. 1,529 279,914
Arista Networks Inc
(1)
................. 1,857 189,990
Asana Inc
(1)
........................ 16,644 224,694
Avnet Inc ......................... 896 47,560
Broadcom Inc ...................... 7,279 2,006,456
Cisco Systems Inc ................... 13,545 939,752
Consensus Cloud Solutions Inc
(1)
.......... 4,011 92,494
Corning Inc ........................ 437 22,982
International Business Machines Corp ...... 375 110,542
Jabil Inc .......................... 1,993 434,673
Micron Technology Inc ................ 12,456 1,535,202
Microsoft Corp ...................... 41,949 20,865,852
Monolithic Power Systems Inc ........... 2,129 1,557,108
NVIDIA Corp ....................... 91,401 14,440,444
Oracle Corp ........................ 14,577 3,186,970
Palantir Technologies Inc
(1)
.............. 11,653 1,588,537
Photronics Inc
(1)
..................... 50,534 951,555
Plexus Corp
(1)
...................... 3,031 410,125
QUALCOMM Inc ..................... 855 136,167
Skyworks Solutions Inc ................ 12,587 937,983
Teledyne Technologies Inc
(1)
............. 35 17,931
Texas Instruments Inc ................. 11,201 2,325,552
Ubiquiti Inc ........................ 554 228,054
VeriSign Inc ........................ 2,336 674,637
60,518,355

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Materials — 1.1%
Crown Holdings Inc .................. 9,547 983,150
Ecolab Inc ......................... 9,252 2,492,859
Freeport-McMoRan Inc ................ 8,295 359,588
Newmont Corp ..................... 14,887 867,317
Nucor Corp ........................ 272 35,235
4,738,149
Real Estate — 1.2%
CoStar Group Inc
(1)
................... 290 23,316
Public Storage ...................... 3,580 1,050,443
Simon Property Group Inc .............. 24,364 3,916,757
4,990,516
Utilities — 0.6%
Black Hills Corp ..................... 12,209 684,925
National Fuel Gas Co .................. 19,540 1,655,233
Vistra Corp ........................ 363 70,353
2,410,511
Total Common Stocks (United States)
(Cost $ 169,432,583 ) ................ 219,878,499
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(2)
.......... 2 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(2)
........... 8 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 5 .0%
U.S. Fixed Income — 4.2%
Baird Core Plus Bond Fund - Class I ....... 404,506 4,130,004
BrandywineGLOBAL High Yield Fund - Class IS 126,147 1,282,919
Dodge & Cox Income Fund - Class I ........ 177,317 2,241,293
Fidelity Advisor Short Duration High Income
Fund - Class Z .................... 116,801 1,050,041
Fidelity Total Bond Fund - Class Z ......... 430,698 4,126,086
Frost Total Return Bond Fund - Class I ...... 117,507 1,142,165
iShares 7-10 Year Treasury Bond ETF
(3)
..... 34,408 3,295,254
17,267,762
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — continued
International Fixed Income — 0.4%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 18,288 1,693,835
1,693,835
International Equity — 0.4%
iShares Core MSCI EAFE ETF
(3)
........... 15,725 1,312,723
1,312,723
Total Registered Investment Companies
(Cost $ 19,802,751 ) ................. 20,274,320
Money Market Registered Investment Companies — 37 .6%
Meeder Government Money Market Fund ,
4.15%
(4)
........................ 154,120,753 154,120,753
Total Money Market Registered Investment
Companies
(Cost $ 154,117,875 ) ................ 154,120,753
Total Investments — 96 .3%
(Cost $ 343,353,209 ) ................ 394,273,572
Other Assets less Liabilities — 3 .7% ....... 15,228,714
Total Net Assets — 100 .0% ............. 409,502,286
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 5,160 66,512
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,382 32,477
Meeder Dynamic Allocation Fund - Retail Class 14,006 200,706
Meeder Muirfield Fund - Retail Class ....... 7,864 74,708
Total Trustee Deferred Compensation
(Cost $ 310,746 ) ................... 374,403

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Dynamic Allocation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Sept 2025 ........ 778 9/19/25 104,318,130 2,135,968
Mini MSCI Emg Mkt
Futures - Sept 2025 . 360 9/19/25 22,203,000 601,432
Russell 2000 Futures Mini
September 2025 .... 86 9/19/25 9,424,310 214,456
S&P 500 Mini Futures
September 2025 .... 55 9/19/25 17,197,813 411,842
S&P Mid Cap Futures
EMini September 2025 47 9/19/25 14,689,850 286,610
Total Futures Contracts . 1,326 167,833,103 3,650,308
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2025.
(5) Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 55 .2%
Communication Services — 3.1%
Alphabet Inc ....................... 2,287 403,038
AT&T Inc .......................... 1,572 45,494
Charter Communications Inc
(1)
........... 24 9,812
Comcast Corp ...................... 879 31,372
Electronic Arts Inc ................... 62 9,901
Liberty Media Corp-Liberty Formula One .... 76 7,217
Live Nation Entertainment Inc
(1)
........... 48 7,261
Meta Platforms Inc ................... 467 344,688
Netflix Inc
(1)
........................ 91 121,861
News Corp ........................ 345 10,253
Omnicom Group Inc .................. 94 6,762
Pinterest Inc
(1)
...................... 163 5,845
ROBLOX Corp
(1)
..................... 120 12,624
Roku Inc
(1)
......................... 43 3,779
Spotify Technology SA
(1)
................ 32 24,555
Take-Two Interactive Software Inc
(1)
........ 43 10,443
T-Mobile US Inc ..................... 106 25,256
Trade Desk Inc/The
(1)
................. 102 7,343
Verizon Communications Inc ............ 972 42,058
Walt Disney Co/The .................. 393 48,736
Warner Bros Discovery Inc
(1)
............. 666 7,632
1,185,930
Consumer Discretionary — 7.1%
Airbnb Inc
(1)
........................ 212 28,056
Amazon.com Inc
(1)
................... 4,121 904,106
Aptiv PLC
(1)
........................ 185 12,621
AutoZone Inc
(1)
...................... 8 29,698
Best Buy Co Inc ..................... 136 9,130
Booking Holdings Inc ................. 14 81,049
BorgWarner Inc ..................... 540 18,079
Brinker International Inc
(1)
.............. 26 4,689
Brunswick Corp/DE .................. 306 16,903
Burlington Stores Inc
(1)
................ 41 9,538
CarMax Inc
(1)
....................... 124 8,334
Carnival Corp
(1)
..................... 611 17,181
Carvana Co
(1)
....................... 51 17,185
Chipotle Mexican Grill Inc
(1)
............. 638 35,824
Coupang Inc
(1)
...................... 602 18,036
Darden Restaurants Inc ................ 61 13,296
Deckers Outdoor Corp
(1)
................ 86 8,864
Dick's Sporting Goods Inc .............. 44 8,704
Domino's Pizza Inc ................... 20 9,012
DoorDash Inc
(1)
..................... 163 40,181
DR Horton Inc ...................... 176 22,690
DraftKings Inc
(1)
..................... 255 10,937
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Duolingo Inc
(1)
...................... 19 7,790
Dutch Bros Inc
(1)
..................... 65 4,444
eBay Inc .......................... 248 18,466
Expedia Group Inc ................... 67 11,302
Five Below Inc
(1)
..................... 40 5,247
Ford Motor Co ...................... 2,018 21,895
GameStop Corp
(1)
.................... 196 4,780
Garmin Ltd ........................ 73 15,237
General Motors Co ................... 481 23,670
Genuine Parts Co .................... 115 13,951
Graham Holdings Co .................. 15 14,193
Hilton Worldwide Holdings Inc ........... 131 34,890
Home Depot Inc/The .................. 433 158,755
Las Vegas Sands Corp ................. 212 9,224
Lennar Corp ....................... 255 26,839
Light & Wonder Inc
(1)
.................. 56 5,391
Lowe's Cos Inc ..................... 271 60,127
Lululemon Athletica Inc
(1)
............... 57 13,542
Marriott International Inc/MD ............ 118 32,239
McDonald's Corp .................... 307 89,696
NIKE Inc .......................... 581 41,274
Norwegian Cruise Line Holdings Ltd
(1)
...... 395 8,011
O'Reilly Automotive Inc
(1)
............... 390 35,151
PulteGroup Inc ...................... 205 21,619
Ralph Lauren Corp ................... 38 10,423
Rivian Automotive Inc
(1)
................ 498 6,842
Ross Stores Inc ..................... 165 21,051
Royal Caribbean Cruises Ltd ............ 114 35,698
Service Corp International/US ............ 121 9,849
Skechers USA Inc
(1)
................... 95 5,994
Starbucks Corp ..................... 519 47,556
Tapestry Inc ....................... 140 12,293
Tesla Inc
(1)
......................... 1,221 387,863
TJX Cos Inc/The ..................... 511 63,103
Toll Brothers Inc ..................... 137 15,636
TopBuild Corp
(1)
..................... 44 14,245
Tractor Supply Co .................... 307 16,200
Travel + Leisure Co .................. 279 14,399
Ulta Beauty Inc
(1)
.................... 25 11,695
Wayfair Inc
(1)
....................... 99 5,063
Williams-Sonoma Inc ................. 72 11,763
Wingstop Inc ....................... 17 5,725
Yum! Brands Inc ..................... 132 19,560
2,716,804
Consumer Staples — 1.1%
Altria Group Inc ..................... 248 14,540

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Archer-Daniels-Midland Co ............. 93 4,909
Casey's General Stores Inc ............. 8 4,082
Church & Dwight Co Inc ............... 47 4,517
Coca-Cola Co/The ................... 540 38,205
Colgate-Palmolive Co ................. 130 11,817
Constellation Brands Inc ............... 29 4,718
Costco Wholesale Corp ................ 62 61,376
Dollar General Corp .................. 33 3,775
Dollar Tree Inc
(1)
..................... 34 3,367
elf Beauty Inc
(1)
..................... 10 1,244
Estee Lauder Cos Inc/The .............. 47 3,798
General Mills Inc .................... 136 7,046
Hershey Co/The ..................... 25 4,149
Kellanova ......................... 34 2,704
Kenvue Inc ........................ 308 6,446
Keurig Dr Pepper Inc .................. 237 7,835
Kimberly-Clark Corp .................. 55 7,091
Kraft Heinz Co/The ................... 258 6,662
Kroger Co/The ...................... 99 7,101
McCormick & Co Inc/MD ............... 67 5,080
Mondelez International Inc .............. 197 13,286
Monster Beverage Corp
(1)
............... 110 6,890
PepsiCo Inc ........................ 201 26,540
Performance Food Group Co
(1)
............ 41 3,586
Philip Morris International Inc ............ 217 39,522
Procter & Gamble Co/The .............. 324 51,620
Sprouts Farmers Market Inc
(1)
............ 19 3,128
Sysco Corp ........................ 81 6,135
Target Corp ........................ 73 7,202
Tyson Foods Inc ..................... 65 3,636
US Foods Holding Corp
(1)
............... 52 4,005
Walmart Inc ....................... 608 59,450
435,462
Energy — 2.0%
Antero Resources Corp
(1)
............... 139 5,599
APA Corp ......................... 221 4,042
Baker Hughes Co .................... 456 17,483
Centrus Energy Corp
(1)
................. 7 1,282
Cheniere Energy Inc .................. 94 22,891
Chevron Corp ...................... 674 96,510
Chord Energy Corp ................... 51 4,939
CNX Resources Corp
(1)
................. 77 2,593
ConocoPhillips ...................... 540 48,460
Core Natural Resources Inc ............. 30 2,092
Coterra Energy Inc ................... 335 8,502
Devon Energy Corp ................... 302 9,607
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Diamondback Energy Inc ............... 88 12,091
DT Midstream Inc .................... 48 5,276
EOG Resources Inc ................... 239 28,587
EQT Corp ......................... 254 14,813
Expand Energy Corp .................. 103 12,045
Exxon Mobil Corp .................... 1,803 194,363
Golar LNG Ltd ...................... 56 2,307
Halliburton Co ...................... 513 10,455
Hess Corp ......................... 125 17,318
HF Sinclair Corp ..................... 102 4,190
Kinder Morgan Inc ................... 812 23,873
Marathon Petroleum Corp .............. 139 23,089
Matador Resources Co ................ 86 4,104
Noble Corp PLC ..................... 125 3,319
NOV Inc .......................... 384 4,773
Occidental Petroleum Corp .............. 309 12,981
ONEOK Inc ........................ 269 21,959
Ovintiv Inc ......................... 156 5,936
Permian Resources Corp ............... 373 5,080
Phillips 66 ......................... 181 21,593
Range Resources Corp ................ 128 5,206
Schlumberger NV .................... 662 22,376
Targa Resources Corp ................. 93 16,189
TechnipFMC PLC .................... 212 7,301
Texas Pacific Land Corp ............... 8 8,451
Transocean Ltd
(1)
.................... 790 2,046
Uranium Energy Corp
(1)
................ 225 1,530
Valero Energy Corp ................... 139 18,684
Weatherford International PLC ........... 66 3,321
Williams Cos Inc/The ................. 505 31,719
768,975
Financials — 14.1%
Affirm Holdings Inc
(1)
.................. 200 13,828
Aflac Inc .......................... 408 43,028
Allstate Corp/The .................... 206 41,470
American Express Co ................. 365 116,428
American International Group Inc ......... 477 40,826
Ameriprise Financial Inc ............... 79 42,165
Aon PLC .......................... 134 47,806
Apollo Global Management Inc ........... 358 50,789
Arch Capital Group Ltd ................ 330 30,046
Ares Management Corp ................ 150 25,980
Arthur J Gallagher & Co ................ 164 52,500
Bank of America Corp ................. 4,104 194,201
Bank of New York Mellon Corp/The ........ 526 47,924
Berkshire Hathaway Inc ............... 1,125 546,491

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Berkshire Hills Bancorp Inc ............. 1,536 38,461
Blackrock Inc ...................... 96 100,728
Blackstone Inc ...................... 473 70,751
Block Inc
(1)
........................ 374 25,406
Brown & Brown Inc .................. 221 24,502
Camden National Corp ................ 836 33,925
Capital One Financial Corp .............. 444 94,465
Cboe Global Markets Inc ............... 82 19,123
Charles Schwab Corp/The .............. 1,052 95,984
Chubb Ltd ......................... 269 77,935
Citigroup Inc ....................... 1,219 103,761
Citizens Financial Group Inc ............. 818 36,605
CME Group Inc ...................... 223 61,463
Coinbase Global Inc
(1)
................. 131 45,914
Corpay Inc
(1)
....................... 69 22,896
Equitable Holdings Inc ................. 438 24,572
Equity Bancshares Inc ................. 812 33,130
Everest Group Ltd ................... 63 21,411
Fidelity National Information Services Inc .... 375 30,529
Fiserv Inc
(1)
........................ 374 64,481
FNB Corp/PA ....................... 3,450 50,301
Global Payments Inc .................. 219 17,529
Goldman Sachs Group Inc/The ........... 201 142,258
Hancock Whitney Corp ................ 699 40,123
Hartford Insurance Group Inc/The ......... 319 40,472
Hope Bancorp Inc .................... 3,198 34,315
Huntington Bancshares Inc/OH ........... 2,186 36,637
Interactive Brokers Group Inc ............ 372 20,612
Intercontinental Exchange Inc ............ 365 66,967
JPMorgan Chase & Co ................ 1,721 498,935
KKR & Co Inc ....................... 451 59,997
LPL Financial Holdings Inc .............. 62 23,248
Marsh & McLennan Cos Inc ............. 327 71,495
Mastercard Inc ..................... 503 282,656
MetLife Inc ........................ 451 36,269
MGIC Investment Corp ................ 967 26,921
Moody's Corp ...................... 120 60,191
Morgan Stanley ..................... 749 105,504
MSCI Inc .......................... 61 35,181
Nasdaq Inc ........................ 426 38,093
Northern Trust Corp .................. 247 31,317
NU Holdings Ltd/Cayman Islands
(1)
........ 2,164 29,690
Old Republic International Corp ........... 1,215 46,705
PayPal Holdings Inc
(1)
................. 691 51,355
PNC Financial Services Group Inc/The ...... 292 54,435
Principal Financial Group Inc ............ 306 24,306
Progressive Corp/The ................. 372 99,272
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Prudential Financial Inc ................ 297 31,910
Raymond James Financial Inc ........... 182 27,913
Rithm Capital Corp ................... 2,661 30,043
Robinhood Markets Inc
(1)
............... 448 41,946
S&P Global Inc ...................... 203 107,040
SoFi Technologies Inc
(1)
................ 1,031 18,774
Synchrony Financial .................. 450 30,033
T Rowe Price Group Inc ................ 278 26,827
Toast Inc
(1)
........................ 356 15,767
Travelers Cos Inc/The ................. 163 43,609
Truist Financial Corp .................. 1,069 45,956
Univest Financial Corp ................. 1,091 32,774
US Bancorp ........................ 1,126 50,951
Visa Inc .......................... 1,058 375,643
Wells Fargo & Co .................... 2,022 162,003
Willis Towers Watson PLC .............. 82 25,133
5,410,630
Health Care — 3.1%
Abbott Laboratories .................. 350 47,603
AbbVie Inc ........................ 371 68,865
Agilent Technologies Inc ............... 88 10,385
Align Technology Inc
(1)
................. 26 4,923
Alnylam Pharmaceuticals Inc
(1)
........... 31 10,109
Amgen Inc ........................ 112 31,271
Avidity Biosciences Inc
(1)
............... 67 1,903
Baxter International Inc ................ 169 5,117
Becton Dickinson & Co ................ 64 11,024
Biogen Inc
(1)
....................... 50 6,279
BioMarin Pharmaceutical Inc
(1)
........... 76 4,178
Bio-Techne Corp .................... 107 5,505
Blueprint Medicines Corp
(1)
.............. 18 2,307
Boston Scientific Corp
(1)
................ 322 34,586
Bridgebio Pharma Inc
(1)
................ 62 2,677
Bristol-Myers Squibb Co ............... 442 20,460
Cardinal Health Inc ................... 57 9,576
Cencora Inc ........................ 33 9,895
Centene Corp
(1)
..................... 128 6,948
Cigna Group/The .................... 57 18,843
Cooper Cos Inc/The .................. 57 4,056
Corcept Therapeutics Inc
(1)
.............. 27 1,982
Crinetics Pharmaceuticals Inc
(1)
.......... 98 2,818
CVS Health Corp .................... 271 18,694
Danaher Corp ...................... 140 27,656
Dexcom Inc
(1)
....................... 92 8,031
Doximity Inc
(1)
...................... 47 2,883
Edwards Lifesciences Corp
(1)
............ 129 10,089

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Elanco Animal Health Inc
(1)
.............. 160 2,285
Elevance Health Inc .................. 51 19,837
Eli Lilly & Co ....................... 169 131,741
Encompass Health Corp ............... 35 4,292
Envista Holdings Corp
(1)
................ 194 3,791
Exact Sciences Corp
(1)
................. 50 2,657
Exelixis Inc
(1)
....................... 71 3,129
GE HealthCare Technologies Inc .......... 123 9,111
Gilead Sciences Inc .................. 267 29,602
Guardant Health Inc
(1)
................. 46 2,394
Halozyme Therapeutics Inc
(1)
............ 34 1,769
HCA Healthcare Inc ................... 41 15,707
HealthEquity Inc
(1)
.................... 31 3,248
Hims & Hers Health Inc
(1)
............... 47 2,343
Hologic Inc
(1)
....................... 53 3,453
Humana Inc ....................... 29 7,090
Ideaya Biosciences Inc
(1)
............... 136 2,859
IDEXX Laboratories Inc
(1)
............... 19 10,190
Illumina Inc ........................ 50 4,770
Insmed Inc
(1)
....................... 63 6,340
Insulet Corp
(1)
...................... 17 5,341
Intuitive Surgical Inc
(1)
................. 77 41,843
Ionis Pharmaceuticals Inc
(1)
............. 99 3,911
IQVIA Holdings Inc
(1)
.................. 58 9,140
Jazz Pharmaceuticals PLC
(1)
............. 30 3,184
Johnson & Johnson .................. 497 75,917
Labcorp Holdings Inc ................. 27 7,088
McKesson Corp ..................... 26 19,052
Medtronic PLC ...................... 266 23,187
Merck & Co Inc ..................... 539 42,667
Mettler-Toledo International Inc
(1)
......... 7 8,223
Moderna Inc
(1)
...................... 107 2,952
Molina Healthcare Inc
(1)
................ 14 4,171
Natera Inc
(1)
........................ 32 5,406
Neurocrine Biosciences Inc
(1)
............ 27 3,394
Penumbra Inc
(1)
..................... 13 3,336
Pfizer Inc ......................... 1,261 30,567
Quest Diagnostics Inc ................. 31 5,569
Regeneron Pharmaceuticals Inc .......... 23 12,075
ResMed Inc ........................ 35 9,030
Revolution Medicines Inc
(1)
.............. 77 2,833
Spyre Therapeutics Inc
(1)
............... 170 2,545
STERIS PLC ........................ 29 6,966
Stryker Corp ....................... 78 30,859
Tenet Healthcare Corp
(1)
................ 28 4,928
TG Therapeutics Inc
(1)
................. 50 1,799
Thermo Fisher Scientific Inc ............. 80 32,437
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Ultragenyx Pharmaceutical Inc
(1)
.......... 106 3,854
United Therapeutics Corp
(1)
............. 13 3,736
UnitedHealth Group Inc ................ 193 60,210
Universal Health Services Inc ............ 25 4,529
Vaxcyte Inc
(1)
....................... 44 1,430
Veeva Systems Inc
(1)
.................. 35 10,079
Vertex Pharmaceuticals Inc
(1)
............ 56 24,931
Viatris Inc ......................... 450 4,018
Waters Corp
(1)
...................... 20 6,981
West Pharmaceutical Services Inc ......... 17 3,720
Zimmer Biomet Holdings Inc ............ 56 5,108
Zoetis Inc ......................... 105 16,375
1,198,662
Industrials — 1.9%
3M Co ........................... 76 11,570
AMETEK Inc ....................... 33 5,972
API Group Corp
(1)
.................... 52 2,655
Applied Industrial Technologies Inc ........ 11 2,557
ATI Inc
(1)
.......................... 20 1,727
Automatic Data Processing Inc ........... 51 15,728
Axon Enterprise Inc
(1)
................. 9 7,451
Barrett Business Services Inc ............ 66 2,752
Boeing Co/The
(1)
..................... 95 19,905
Booz Allen Hamilton Holding Corp ......... 19 1,978
Broadridge Financial Solutions Inc ......... 20 4,861
Brookfield Business Corp ............... 63 1,966
Builders FirstSource Inc
(1)
.............. 24 2,801
BWX Technologies Inc ................. 16 2,305
CACI International Inc
(1)
................ 4 1,907
Carlisle Cos Inc ..................... 8 2,987
Carrier Global Corp ................... 114 8,344
Caterpillar Inc ...................... 61 23,681
Chart Industries Inc
(1)
................. 10 1,646
Cintas Corp ........................ 45 10,029
Clean Harbors Inc
(1)
................... 13 3,005
CNH Industrial NV .................... 191 2,475
Comfort Systems USA Inc .............. 7 3,753
Copart Inc
(1)
........................ 116 5,692
Core & Main Inc
(1)
.................... 41 2,474
Covenant Logistics Group Inc ............ 112 2,700
CSX Corp ......................... 252 8,223
Cummins Inc ....................... 20 6,550
Curtiss-Wright Corp .................. 7 3,420
Dayforce Inc
(1)
...................... 36 1,994
Deere & Co ........................ 32 16,272
Delta Air Lines Inc ................... 106 5,213

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Dover Corp ........................ 33 6,047
Eaton Corp PLC ..................... 50 17,849
EMCOR Group Inc .................... 10 5,349
Emerson Electric Co .................. 76 10,133
Equifax Inc ........................ 18 4,669
Expeditors International of Washington Inc ... 32 3,656
Fastenal Co ........................ 161 6,762
FedEx Corp ........................ 31 7,047
Ferguson Enterprises Inc ............... 30 6,532
Fluor Corp
(1)
........................ 37 1,897
Fortive Corp ....................... 66 3,441
Fortune Brands Innovations Inc ........... 46 2,368
FTAI Aviation Ltd .................... 14 1,611
GE Vernova Inc ..................... 35 18,520
General Dynamics Corp ................ 34 9,916
General Electric Co ................... 135 34,748
Gorman-Rupp Co/The ................. 86 3,158
HEICO Corp ........................ 15 4,920
Honeywell International Inc ............. 84 19,562
Howmet Aerospace Inc ................ 53 9,865
Hubbell Inc ........................ 10 4,084
Illinois Tool Works Inc ................. 39 9,643
Ingersoll Rand Inc ................... 70 5,823
ITT Inc ........................... 30 4,705
Jacobs Solutions Inc .................. 27 3,549
Johnson Controls International plc ......... 88 9,295
L3Harris Technologies Inc .............. 26 6,522
Leidos Holdings Inc .................. 21 3,313
Lennox International Inc ............... 6 3,439
Lockheed Martin Corp ................. 26 12,042
Marten Transport Ltd ................. 235 3,053
Masco Corp ....................... 52 3,347
MasTec Inc
(1)
....................... 19 3,238
NEXTracker Inc
(1)
.................... 22 1,196
Nordson Corp ...................... 14 3,001
Norfolk Southern Corp ................. 30 7,679
Northrop Grumman Corp ............... 17 8,500
nVent Electric PLC ................... 41 3,003
Old Dominion Freight Line Inc ............ 30 4,869
Otis Worldwide Corp .................. 56 5,545
Owens Corning ..................... 21 2,888
PACCAR Inc ........................ 69 6,559
Parker-Hannifin Corp ................. 18 12,572
Paychex Inc ....................... 46 6,691
Paycom Software Inc ................. 9 2,083
Pentair PLC ........................ 35 3,593
Quanta Services Inc .................. 22 8,318
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
RB Global Inc ....................... 31 3,292
Regal Rexnord Corp .................. 13 1,884
Republic Services Inc ................. 27 6,658
Rocket Lab Corp
(1)
................... 139 4,972
Rockwell Automation Inc ............... 15 4,983
RTX Corp ......................... 165 24,093
Saia Inc
(1)
......................... 4 1,096
SiteOne Landscape Supply Inc
(1)
.......... 22 2,661
Snap-on Inc ....................... 9 2,801
Southwest Airlines Co ................. 86 2,790
SS&C Technologies Holdings Inc .......... 43 3,560
Stanley Black & Decker Inc ............. 32 2,168
Tennant Co ........................ 43 3,332
Tetra Tech Inc ...................... 49 1,762
Textron Inc ........................ 41 3,292
Trane Technologies PLC ................ 30 13,122
TransDigm Group Inc ................. 7 10,644
TransUnion ........................ 35 3,080
Uber Technologies Inc
(1)
................ 256 23,885
Union Pacific Corp ................... 72 16,566
United Airlines Holdings Inc
(1)
............ 53 4,220
United Parcel Service Inc ............... 91 9,185
United Rentals Inc ................... 10 7,534
Veralto Corp ....................... 44 4,442
Verisk Analytics Inc ................... 20 6,230
Vertiv Holdings Co ................... 49 6,292
Waste Management Inc ................ 50 11,441
Watsco Inc ........................ 6 2,650
WESCO International Inc ............... 14 2,593
Westinghouse Air Brake Technologies Corp ... 28 5,862
Woodward Inc ...................... 12 2,941
WW Grainger Inc .................... 6 6,241
XPO Inc
(1)
......................... 20 2,526
Xylem Inc/NY ....................... 40 5,174
735,165
Information Technology — 19.7%
Accenture PLC ...................... 299 89,368
Adobe Inc
(1)
........................ 195 75,442
Advanced Micro Devices Inc
(1)
........... 742 105,290
Amphenol Corp ..................... 639 63,101
Analog Devices Inc ................... 254 60,457
Apple Inc ......................... 6,098 1,251,127
Applied Materials Inc ................. 386 70,665
AppLovin Corp
(1)
..................... 116 40,609
Arista Networks Inc
(1)
................. 528 54,020
Arrow Electronics Inc ................. 341 43,454

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Atlassian Corp
(1)
..................... 99 20,106
Autodesk Inc
(1)
...................... 168 52,008
Broadcom Inc ...................... 1,906 525,389
Cadence Design Systems Inc
(1)
........... 140 43,141
Cisco Systems Inc ................... 1,780 123,496
Cloudflare Inc
(1)
..................... 178 34,858
Cognizant Technology Solutions Corp ....... 669 52,202
Corning Inc ........................ 771 40,547
Crowdstrike Holdings Inc
(1)
.............. 112 57,043
CTS Corp ......................... 1,004 42,780
Datadog Inc
(1)
...................... 252 33,851
Dell Technologies Inc ................. 243 29,792
Fair Isaac Corp
(1)
.................... 12 21,935
Fortinet Inc
(1)
....................... 342 36,156
HubSpot Inc
(1)
...................... 45 25,048
Intel Corp ......................... 1,930 43,232
International Business Machines Corp ...... 403 118,796
Intuit Inc .......................... 119 93,728
KLA Corp ......................... 71 63,598
Lam Research Corp .................. 696 67,749
Marvell Technology Inc ................ 427 33,050
Microchip Technology Inc .............. 335 23,574
Micron Technology Inc ................ 522 64,336
Microsoft Corp ...................... 3,073 1,528,541
MicroStrategy Inc
(1)
................... 103 41,636
Monolithic Power Systems Inc ........... 31 22,673
Motorola Solutions Inc ................. 79 33,216
NVIDIA Corp ....................... 9,678 1,529,027
Oracle Corp ........................ 702 153,478
Palantir Technologies Inc
(1)
.............. 882 120,234
Palo Alto Networks Inc
(1)
............... 345 70,601
QUALCOMM Inc ..................... 488 77,719
Ralliant Corp
(1)
...................... 22 1,067
Roper Technologies Inc ................ 81 45,914
Salesforce Inc ...................... 421 114,802
ServiceNow Inc
(1)
.................... 93 95,611
Snowflake Inc
(1)
..................... 169 37,817
Super Micro Computer Inc
(1)
............. 255 12,498
Synopsys Inc
(1)
...................... 88 45,116
Texas Instruments Inc ................. 404 83,878
Western Digital Corp .................. 434 27,772
Workday Inc
(1)
...................... 118 28,320
7,569,868
Materials — 0.0%
Amcor PLC ........................ 1 9
Cleveland-Cliffs Inc
(1)
................. 1 8
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Coeur Mining Inc
(1)
................... 1 9
Corteva Inc ........................ 1 75
CRH PLC .......................... 1 92
Dow Inc .......................... 1 26
Freeport-McMoRan Inc ................ 1 43
Hecla Mining Co ..................... 1 6
International Paper Co ................. 1 47
Newmont Corp ..................... 1 58
Smurfit WestRock PLC ................ 1 43
416
Real Estate — 3.1%
Alexandria Real Estate Equities Inc ........ 173 12,565
American Healthcare REIT Inc ............ 138 5,070
American Homes 4 Rent ............... 320 11,542
American Tower Corp ................. 386 85,314
Americold Realty Trust Inc .............. 326 5,421
AvalonBay Communities Inc ............. 131 26,659
Brixmor Property Group Inc ............. 334 8,697
Broadstone Net Lease Inc .............. 674 10,818
BXP Inc .......................... 158 10,660
Camden Property Trust ................ 102 11,494
CareTrust REIT Inc ................... 204 6,242
CBRE Group Inc
(1)
.................... 275 38,533
CoStar Group Inc
(1)
................... 364 29,266
Crown Castle Inc .................... 365 37,496
CubeSmart ........................ 245 10,413
Cushman & Wakefield PLC
(1)
............. 503 5,568
Digital Realty Trust Inc ................. 278 48,464
EastGroup Properties Inc ............... 61 10,194
Equinix Inc ........................ 80 63,638
Equity LifeStyle Properties Inc ........... 176 10,854
Equity Residential .................... 352 23,757
Essex Property Trust Inc ............... 58 16,437
Extra Space Storage Inc ............... 189 27,866
Federal Realty Investment Trust .......... 110 10,449
Gaming and Leisure Properties Inc ........ 249 11,623
Gladstone Commercial Corp ............. 638 9,143
Healthpeak Properties Inc .............. 697 12,204
Host Hotels & Resorts Inc .............. 703 10,798
Invitation Homes Inc .................. 572 18,762
Iron Mountain Inc .................... 248 25,437
Jones Lang LaSalle Inc
(1)
............... 58 14,835
Kilroy Realty Corp .................... 191 6,553
Kimco Realty Corp ................... 650 13,663
Lamar Advertising Co ................. 82 9,952
LXP Industrial Trust ................... 1,017 8,400

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Macerich Co/The .................... 320 5,178
Medical Properties Trust Inc ............. 679 2,927
Mid-America Apartment Communities Inc .... 107 15,837
Millrose Properties Inc ................ 129 3,678
NNN REIT Inc ....................... 224 9,672
Omega Healthcare Investors Inc .......... 248 9,089
Prologis Inc ........................ 774 81,363
Public Storage ...................... 134 39,318
Realty Income Corp .................. 753 43,380
Regency Centers Corp ................. 183 13,035
Rexford Industrial Realty Inc ............. 261 9,284
Ryman Hospitality Properties Inc .......... 66 6,512
SBA Communications Corp ............. 92 21,605
Simon Property Group Inc .............. 272 43,727
SL Green Realty Corp ................. 110 6,809
STAG Industrial Inc ................... 255 9,251
Sun Communities Inc ................. 112 14,167
UDR Inc .......................... 320 13,066
Universal Health Realty Income Trust ....... 213 8,514
Ventas Inc ......................... 357 22,545
VICI Properties Inc ................... 945 30,807
Vornado Realty Trust .................. 177 6,769
Welltower Inc ...................... 507 77,941
Weyerhaeuser Co .................... 709 18,214
WP Carey Inc ....................... 205 12,788
Zillow Group Inc
(1)
.................... 183 12,534
1,206,797
Utilities — 0.0%
AES Corp/The ...................... 1 11
Dominion Energy Inc .................. 1 57
Exelon Corp ....................... 1 43
NextEra Energy Inc ................... 1 69
PG&E Corp ........................ 1 14
PPL Corp ......................... 1 34
Southern Co/The .................... 1 92
320
Total Common Stocks (United States)
(Cost $ 17,761,288 ) ................. 21,229,029
Preferred Stock (United States) — 0 .0%
Wells Fargo & Co .................... 1 1
Total Preferred Stock (United States)
(Cost $ – ) ........................ 1
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — 4 .7%
U.S. Fixed Income — 4.3%
Baird Core Plus Bond Fund - Class I ....... 33,792 345,016
BrandywineGLOBAL High Yield Fund - Class IS 11,826 120,271
Dodge & Cox Income Fund - Class I ........ 15,611 197,322
Fidelity Advisor Short Duration High Income
Fund - Class Z .................... 12,580 113,094
Fidelity Total Bond Fund - Class Z ......... 46,638 446,790
Frost Total Return Bond Fund - Class I ...... 5,956 57,897
iShares 7-10 Year Treasury Bond ETF
(2)
..... 3,812 365,075
1,645,465
International Fixed Income — 0.4%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(2)
...................... 1,911 176,997
176,997
Total Registered Investment Companies
(Cost $ 1,805,381 ) .................. 1,822,462
Money Market Registered Investment Companies — 35 .9%
Meeder Government Money Market Fund ,
4.15%
(3)
........................ 13,829,239 13,829,239
Total Money Market Registered Investment
Companies
(Cost $ 13,828,947 ) ................. 13,829,239
Total Investments — 95 .8%
(Cost $ 33,395,616 ) ................. 36,880,731
Other Assets less Liabilities — 4 .2% ....... 1,623,554
Total Net Assets — 100 .0% ............. 38,504,285
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 1,460 18,819
Meeder Conservative Allocation Fund - Retail
Class .......................... 386 9,071
Meeder Dynamic Allocation Fund - Retail Class 3,918 56,145
Meeder Muirfield Fund - Retail Class ....... 2,185 20,758
Total Trustee Deferred Compensation
(Cost $ 87,238 ) .................... 104,793

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Sector Rotation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Sept 2025 ........ 47 9/19/25 6,301,995 127,634
Mini MSCI Emg Mkt
Futures - Sept 2025 . 18 9/19/25 1,110,150 26,655
S&P 500 Mini Futures
September 2025 .... 25 9/19/25 7,817,188 197,052
Total Futures Contracts . 90 15,229,333 351,341
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2025.
(4) Assets of affiliates to the Sector Rotation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Tactical Income Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — 97 .5%
U.S. Fixed Income — 66.9%
BrandywineGLOBAL High Yield Fund - Class IS 574,108 5,838,675
Diamond Hill Short Duration Securitized Bond
Fund - Class Y .................... 1,627,852 16,343,633
Fidelity Advisor Capital & Income Fund - Class Z 516,836 5,881,594
Fidelity Advisor Short Duration High Income
Fund - Class Z .................... 985,063 8,855,718
iShares 7-10 Year Treasury Bond ETF
(1)
..... 122,616 11,742,934
PIMCO Low Duration Income Fund - Class I .. 1,189,391 9,717,325
SPDR Bloomberg High Yield Bond ETF
(1)
..... 99,238 9,652,880
Transamerica Short-Term Bond - Class I .... 1,078,041 10,672,602
78,705,361
International Fixed Income — 30.6%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 2,962,121 24,052,424
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(1)
...................... 129,018 11,949,647
36,002,071
Total Registered Investment Companies
(Cost $ 113,463,225 ) ................ 114,707,432
Money Market Registered Investment Companies — 2 .3%
Meeder Government Money Market Fund ,
4.15%
(2)
........................ 2,625,448 2,625,448
Total Money Market Registered Investment
Companies
(Cost $ 2,603,610 ) .................. 2,625,448
Total Investments — 99 .8%
(Cost $ 116,066,835 ) ................ 117,332,880
Other Assets less Liabilities — 0 .2% ....... 279,622
Total Net Assets — 100 .0% ............. 117,612,502
Tactical Income Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ....... 1,717 22,132
Meeder Conservative Allocation Fund - Retail
Class .......................... 465 10,928
Meeder Dynamic Allocation Fund - Retail Class 4,474 64,112
Meeder Muirfield Fund - Retail Class ....... 2,799 26,591
Total Trustee Deferred Compensation
(Cost $ 106,763 ) ................... 123,763
(1) Exchange-traded fund.
(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2025.
(3) Assets of affiliates to the Tactical Income Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Government Money Market Fund
Security Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
U.S. Government Agencies — 39 .7%
Federal Farm Credit Banks
Funding Corp ......... 4 .23% 7/22/25 7,720,000 7,704,306
Federal Farm Credit Banks
Funding Corp ......... 4 .22% 9/29/25 1,900,000 1,882,900
Federal Farm Credit Banks
Funding Corp ......... 4 .13% 1/22/26 250,000 249,727
Federal Farm Credit Banks
Funding Corp (Prime Rate -
3.035%) ............ 4 .50%
(1)
4/29/26 3,520,000 3,518,977
Federal Farm Credit Banks
Funding Corp (Prime Rate -
3.04%) ............. 4 .50%
(1)
5/21/26 3,019,000 3,017,922
Federal Farm Credit Banks
Funding Corp (Prime Rate -
3.06%) ............. 4 .44%
(1)
3/24/26 3,512,000 3,510,205
Federal Farm Credit Banks
Funding Corp (Prime Rate -
3.07%) ............. 4 .48%
(1)
1/29/26 5,389,000 5,387,545
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate +
0.085%) ............ 4 .49%
(1)
12/29/25 816,000 815,932
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate +
0.09%) ............. 4 .48%
(1)
5/14/26 5,000,000 5,000,108
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate +
0.095%) ............ 4 .45%
(1)
6/3/26 5,000,000 5,001,702
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate +
0.095%) ............ 4 .48%
(1)
12/12/25 5,000,000 5,000,165
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate +
0.16%) ............. 4 .47%
(1)
11/13/26 8,885,000 8,894,254
Federal Home Loan Banks .. 4 .30% 9/26/25 8,000,000 7,918,800
Federal Home Loan Banks .. 4 .31% 7/30/25 30,000,000 29,897,654
Federal Home Loan Banks .. 4 .27% 3/30/26 4,905,000 4,789,083
Federal Home Loan Banks .. 4 .35% 2/9/26 1,750,000 1,712,575
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.09%) . 4 .48%
(1)
2/2/26 10,000,000 10,000,251
Federal Home Loan Mortgage
Corp ............... 4 .30% 7/16/25 32,726,000 32,668,320
Federal Home Loan Mortgage
Corp (Secured Overnight
Financing Rate + 0.10%) . 4 .47%
(1)
2/9/26 10,000,000 10,001,157
Freddie Mac ........... 4 .33% 9/18/25 25,000,000 24,768,212
Freddie Mac ........... 4 .18% 9/24/25 2,198,000 2,179,696
Government Money Market Fund
Security Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
U.S. Government Agencies — continued
Tennessee Valley Authority .. 4 .27% 7/9/25 74,500,000 74,430,445
Total U.S. Government Agencies
(Cost $ 248,349,936 ) .................. 248,349,936
U.S. Treasury Bills — 40 .5%
United States Treasury Bill .. 4 .72% 7/10/25 5,000,000 4,994,187
United States Treasury Bill .. 4 .38% 8/7/25 75,000,000 74,668,535
United States Treasury Bill .. 4 .12% 10/2/25 10,000,000 9,895,117
United States Treasury Bill .. 4 .25% 10/30/25 5,000,000 4,930,620
United States Treasury Bill .. 4 .28% 7/24/25 30,000,000 29,919,453
United States Treasury Bill .. 4 .29% 7/31/25 20,000,000 19,929,764
United States Treasury Bill .. 4 .31% 8/14/25 20,000,000 19,896,760
United States Treasury Bill .. 4 .23% 7/8/25 15,000,000 14,987,852
United States Treasury Bill .. 4 .25% 7/15/25 15,000,000 14,975,617
United States Treasury Bill .. 4 .27% 8/5/25 20,000,000 19,918,450
United States Treasury Bill .. 4 .28% 8/26/25 15,000,000 14,902,210
United States Treasury Bill .. 4 .46% 8/19/25 25,000,000 24,851,435
Total U.S. Treasury Bills
(Cost $ 253,870,000 ) .................. 253,870,000
U.S. Treasury Notes — 16 .0%
United States Treasury Floating
Rate Note (U.S. 3 Month
Treasury + 0.125%) .... 4 .39%
(1)
7/31/25 38,500,000 38,499,271
United States Treasury Floating
Rate Note (U.S. 3 Month
Treasury + 0.15%) ..... 4 .38%
(1)
4/30/26 7,000,000 7,000,795
United States Treasury Floating
Rate Note (U.S. 3 Month
Treasury + 0.17%) ..... 4 .33%
(1)
10/31/25 50,000,000 50,013,327
United States Treasury Floating
Rate Note (U.S. 3 Month
Treasury + 0.245%) .... 4 .31%
(1)
1/31/26 5,000,000 5,005,007
Total U.S. Treasury Notes
(Cost $ 100,518,400 ) .................. 100,518,400

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2025 (unaudited)
Government Money Market Fund
Security Description
Principal
Amount ($)
or Shares
Fair
Value ($)
Money Market Registered Investment Companies — 3 .9%
Goldman Sachs Financial Square Government
Fund
(2)
........................... 24,316,664 24,316,664
Total Money Market Registered Investment
Companies
(Cost $ 24,316,664 ) ................... 24,316,664
Total Investments — 100 .1%
(Cost $ 627,055,000 ) .................. 627,055,000
Liabilities less Other Assets — ( 0 .1% ) ........ (884,558)
Total Net Assets — 100 .0% ............... 626,170,442
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ......... 140 1,805
Meeder Conservative Allocation Fund - Retail Class 42 987
Meeder Dynamic Allocation Fund - Retail Class .. 338 4,844
Meeder Muirfield Fund - Retail Class ......... 490 4,655
Total Trustee Deferred Compensation
(Cost $ 11,142 ) ...................... 12,291
(1) Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at June 30, 2025. The maturity date shown reflects the earlier of the next demand date or stated maturity date.
(2) 7-day yield as of June 30, 2025. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.
(3) Assets of affiliates to the Government Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred
Compensation Plan.

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Statements of Assets and Liabilities
June 30, 2025 (unaudited)
Muirfield Fund Spectrum Fund
Assets
Investments, at fair value (1)(2) ............................................................. $ 676,606,704 $ 223,077,771
Repurchase agreements, at fair value (1) ...................................................... — —
Investments in affiliates, at fair value (1) ...................................................... 299,936,954 7,835,044
Trustee deferred compensation investments, at fair value ........................................... 556,635 102,185
Deposits at broker for futures contracts (3) ..................................................... 23,777,833 3,938,747
Cash held at broker for collateral on securities sold short ........................................... — 45,922,185
Receivable for securities sold .............................................................. 8,424,269 2,143,787
Receivable for capital stock issued .......................................................... 941,131 241,077
Interest and dividend receivable ............................................................ 1,263,774 143,944
Prepaid expenses/other assets ............................................................. 67,832 181,512
Total Assets .......................................................................... 1,011,575,132 283,586,252
Liabilities
Securities sold short at fair value (Proceeds Received $ 52,755,352 ) .................................... — 49,751,849
Payable for securities purchased ............................................................ 8,451,575 2,149,488
Payable for Trustee Deferred Compensation Plan ................................................. 556,635 102,185
Payable for capital stock redeemed ......................................................... 679,429 182,785
Dividends payable ..................................................................... — —
Dividend expense payable on short positions ................................................... — 60,838
Payable to investment adviser ............................................................. 485,776 131,495
Accrued distribution plan (12b-1) and shareholder service plan fees .................................... 97,425 19,851
Accrued transfer agent, fund accounting, CCO, and administration fees and expenses ........................ 114,039 42,162
Accrued trustee fees .................................................................... 3,627 1,025
Other accrued liabilities .................................................................. 55,897 29,063
Total Liabilities ........................................................................ 10,444,403 52,470,741
Net Assets .......................................................................... $ 1,001,130,729 $ 231,115,511
Net Assets
Capital ............................................................................. $ 850,971,402 $ 178,907,397
Distributable Earnings (Accumulated Deficit) .................................................... 150,159,327 52,208,114
Total Net Assets ....................................................................... $ 1,001,130,729 $ 231,115,511
Net Asset Value Per Share
Retail Class
Net Assets ....................................................................... $ 62,530,068 $ 2,479,397
Shares Outstanding ................................................................. 6,583,104 175,857
Net Asset Value, Offering and Redemption Price Per Share ....................................... $ 9 .50 $ 14 .10
Adviser Class
Net Assets ....................................................................... $ 120,957,400 $ 41,838,967
Shares Outstanding ................................................................. 12,531,055 2,931,065
Net Asset Value, Offering and Redemption Price Per Share ....................................... $ 9 .65 $ 14 .27
Institutional Class
Net Assets ....................................................................... $ 817,643,261 $ 186,797,147
Shares Outstanding ................................................................. 84,532,642 13,047,285
Net Asset Value, Offering and Redemption Price Per Share ....................................... $ 9 .67 $ 14 .32
Class E
Net Assets ....................................................................... $ — $ —
Shares Outstanding ................................................................. — —
Net Asset Value, Offering and Redemption Price Per Share $ — $ —
Class F
Net Assets ....................................................................... $ — $ —
Shares Outstanding ................................................................. — —
Net Asset Value, Offering and Redemption Price Per Share $ — $ —
(1) Investments and affiliated investments at cost (See Note #4) ....................................... $ 827,021,492 $ 184,605,010
(2) Fair value of securities loaned included in investments at fair value (See Note #2 Note #3, and Note #5) .......... $ — $ —
(3) Required margin held as collateral for futures contracts .......................................... $ 12,599,938 $ 1,897,890

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Global
Allocation Fund Balanced Fund
Moderate
Allocation Fund
Conservative
Allocation Fund
Dynamic
Allocation Fund
Sector Rotation
Fund
Tactical Income
Fund
Government
Money Market
Fund
$ 19,666,640 $ 364,585,547 $ 160,802,496 $ 141,767,743 $ 240,152,819 $ 23,051,492 $ 114,707,432 $ 627,055,000
— — — — — — — —
17,767,294 49,582,241 22,491,945 16,177,749 154,120,753 13,829,239 2,625,448 —
168,863 344,814 78,744 137,229 374,403 104,793 123,763 12,291
1,680,793 4,320,368 1,308,816 1,202,800 14,693,198 1,552,548 — —
— — — — — — — —
145,255 3,036,704 889,879 415,753 2,737,442 — — —
20,762 294,403 140,712 88,915 346,021 37,234 265,219 —
71,351 527,734 303,824 302,303 632,443 60,454 280,152 1,282,655
23,147 32,448 39,591 38,059 42,122 28,246 36,965 27,582
39,544,105 422,724,259 186,056,007 160,130,551 413,099,201 38,664,006 118,038,979 628,377,528
— — — — — — — —
145,349 3,044,452 891,407 416,763 2,744,450 — — —
168,863 344,814 78,744 137,229 374,403 104,793 123,763 12,291
40,293 416,793 263,892 513,249 147,762 2,175 232,004 —
— — — — — — — 2,092,640
— — — — — — — —
22,938 219,637 86,741 62,314 197,826 22,366 25,704 —
3,519 38,782 15,147 14,985 28,989 7,510 9,256 —
10,365 73,005 34,810 30,624 70,944 10,182 20,129 81,674
368 1,662 833 649 1,494 380 445 324
10,482 37,075 22,515 23,502 31,047 12,315 15,176 20,157
402,177 4,176,220 1,394,089 1,199,315 3,596,915 159,721 426,477 2,207,086
$ 39,141,928 $ 418,548,039 $ 184,661,918 $ 158,931,236 $ 409,502,286 $ 38,504,285 $ 117,612,502 $ 626,170,442
$ 33,662,526 $ 363,675,071 $ 166,350,499 $ 150,539,288 $ 347,294,885 $ 33,096,751 $ 127,895,287 $ 626,052,129
5,479,402 54,872,968 18,311,419 8,391,948 62,207,401 5,407,534 (10,282,785) 118,313
$ 39,141,928 $ 418,548,039 $ 184,661,918 $ 158,931,236 $ 409,502,286 $ 38,504,285 $ 117,612,502 $ 626,170,442
$ 3,239,308 $ 6,207,582 $ 1,860,529 $ 8,461,329 $ 25,115,692 $ 12,694,806 $ 9,706,756 $ —
272,485 481,418 148,686 359,989 1,752,579 343,329 1,025,184 —
$ 11 .89 $ 12 .89 $ 12 .51 $ 23 .50 $ 14 .33 $ 36 .98 $ 9 .47 $ —
$ 4,186,737 $ 77,996,190 $ 33,673,261 $ 24,476,209 $ 31,133,283 $ 4,305,142 $ 13,400,695 $ —
346,411 5,982,076 2,682,686 1,029,689 2,142,955 115,158 1,415,221 —
$ 12 .09 $ 13 .04 $ 12 .55 $ 23 .77 $ 14 .53 $ 37 .38 $ 9 .47 $ —
$ 31,715,883 $ 334,344,267 $ 149,128,128 $ 125,993,698 $ 353,253,311 $ 21,504,337 $ 94,505,051 $ —
2,646,301 25,585,304 11,861,683 5,286,432 24,355,308 576,360 9,983,975 —
$ 11 .98 $ 13 .07 $ 12 .57 $ 23 .83 $ 14 .50 $ 37 .31 $ 9 .47 $ —
$ — $ — $ — $ — $ — $ — $ — $ 41,803,775
— — — — — — — 41,803,775
$ — $ — $ — $ — $ — $ — $ — $ 1 .0000
$ — $ — $ — $ — $ — $ — $ — $ 584,366,667
— — — — — — — 584,366,667
$ — $ — $ — $ — $ — $ — $ — $ 1 .0000
$ 33,311,921 $ 354,425,005 $ 164,844,310 $ 148,197,587 $ 343,353,209 $ 33,395,616 $ 116,066,835 $ 627,055,000
$ — $ — $ — $ — $ — $ — $ — $ —
$ 808,362 $ 3,074,866 $ 649,130 $ 548,247 $ 7,490,399 $ 805,857 $ — $ —

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Statements of Operations
For the Six Months Ended June 30, 2025
Muirfield Fund Spectrum Fund
Investment Income
Interest ............................................................................ $ 273,904 $ 928,220
Income from affiliates ................................................................... 6,002,711 189,070
Dividends .......................................................................... 3,674,392 1,392,311
Total Investment Income ................................................................. 9,951,007 2,509,601
Fund Expenses
Investment advisory fees ................................................................. 2,942,628 807,332
Transfer agent fees and expenses - Retail Class ................................................. 22,462 1,214
Transfer agent fees and expenses - Adviser Class ................................................ 44,394 23,843
Transfer agent fees and expenses - Institutional Class ............................................. 296,608 106,660
Transfer agent fees and expenses - Class E .................................................... — —
Transfer agent fees and expenses - Class F .................................................... — —
Fund accounting fees ................................................................... 65,119 29,324
Administration fees .................................................................... 269,244 92,770
Trustee fees ......................................................................... 17,865 4,322
Audit fees ........................................................................... 8,976 8,977
Legal fees ........................................................................... 6,489 6,489
Custody fees ......................................................................... 46,151 11,184
Printing expenses ...................................................................... 10,514 4,450
Distribution plan (12b-1) fees - Retail Class (1) ................................................... 57,809 2,526
Shareholder service plan fees - Retail Class .................................................... 36,617 2,021
Shareholder service plan fees - Adviser Class ................................................... 58,110 20,258
Shareholder service plan fees - Institutional Class ................................................ 359,290 81,369
Postage expenses ..................................................................... 13,927 7,379
Registration fees ...................................................................... 49,748 25,632
Insurance expenses .................................................................... 29,521 7,115
Chief Compliance Officer fees ............................................................. 4,612 4,612
Dividend expense on securities sold short ..................................................... — 426,422
Other expenses ....................................................................... 28,983 17,477
Total Expenses Before Reductions ........................................................... 4,369,067 1,691,376
Expenses voluntarily reimbursed/waived by investment adviser (See Note #5) ............................. — —
Expenses contractually reimbursed/waived by investment adviser (See Note #5) ............................ — —
Net Expenses ........................................................................ 4,369,067 1,691,376
Net Investment Income (Loss) ............................................................. 5,581,940 818,225
Realized and Unrealized Gain (Loss) from Investments – –
Net realized gains (losses) from unaffiliated investments ............................................ (2,983,719) 402,013
Net realized gains (losses) from affiliated investments ............................................. — —
Net realized gains from closed short positions ................................................... — 224,413
Net realized gains (losses) from futures contracts ................................................ (11,746,436) (1,706,658)
Net Realized Gains (Losses) from Investment Transactions, Futures Contracts, and Distributions of Long-term Realized
Gains by Other Investment Companies ...................................................... (14,730,155) (1,080,232)
Net change in unrealized appreciation (depreciation) of unaffiliated investments ............................ 31,903,950 6,021,403
Net change in unrealized appreciation (depreciation) of affiliated investments .............................. 6 —
Net change in unrealized appreciation (depreciation) of short positions .................................. — 1,034
Net change in unrealized appreciation (depreciation) of futures contracts ................................. 17,879,282 3,345,606
Net Change in Unrealized Appreciation (Depreciation) of Investment Transactions and Futures Contracts ............ 49,783,238 9,368,043
Net Realized and Unrealized Gain (Loss) from Investments .......................................... 35,053,083 8,287,811
Net Change in Net Assets Resulting from Operations .............................................. $ 40,635,023 $ 9,106,036
(1) Only the Retail Class of shares has adopted a Rule 12b-1 Plan. See #5 of the Notes to Financial Statements.

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Global
Allocation Fund Balanced Fund
Moderate
Allocation Fund
Conservative
Allocation Fund
Dynamic
Allocation Fund
Sector Rotation
Fund
Tactical Income
Fund
Government
Money Market
Fund
$ 22,081 $ 63,259 $ 22,448 $ 12,760 $ 176,277 $ 16,802 $ — $ 14,047,734
362,643 1,212,426 549,676 422,783 2,913,343 272,730 644,488 —
213,012 3,970,629 2,389,033 2,546,032 1,598,862 163,955 2,464,187 —
597,736 5,246,314 2,961,157 2,981,575 4,688,482 453,487 3,108,675 14,047,734
138,801 1,359,818 538,210 382,498 1,271,630 134,401 211,394 876,552
1,808 4,428 794 4,351 13,665 7,190 3,178 —
885 45,240 19,682 14,304 17,687 2,446 5,206 —
19,515 192,542 87,166 73,145 193,220 11,868 36,502 —
— — — — — — — 13,114
— — — — — — — 207,118
18,082 38,532 27,318 25,998 37,062 17,965 23,959 50,435
18,507 166,432 76,720 66,159 154,674 17,920 49,845 225,192
864 7,796 3,539 2,970 7,166 855 2,168 434
8,977 8,977 8,969 8,660 8,977 8,977 8,273 7,899
6,490 6,490 6,490 6,490 6,489 6,490 6,490 6,489
1,964 20,372 9,057 7,496 18,122 1,937 5,327 24,893
485 6,109 3,130 3,055 5,491 552 1,556 2
3,767 9,253 1,646 9,052 28,467 11,984 9,913 —
2,616 5,731 876 3,575 15,524 2,487 4,980 —
585 38,333 16,677 12,028 14,995 2,084 6,567 —
5,656 147,805 65,917 54,501 128,495 4,669 38,940 —
760 9,179 4,803 4,899 7,563 791 2,217 237
27,934 31,185 24,729 25,748 36,772 25,626 23,979 11,773
1,213 13,057 5,810 4,485 11,640 1,191 2,530 16,464
4,612 4,612 4,612 4,612 4,612 4,612 4,612 4,612
— — — — — — — —
14,099 21,015 16,851 16,117 18,979 14,113 15,042 33,262
277,620 2,136,906 922,996 730,143 2,001,230 278,158 462,678 1,478,476
— — — — (99,179) — (54,548) —
— — — — — — — (876,552)
277,620 2,136,906 922,996 730,143 1,902,051 278,158 408,130 601,924
320,116 3,109,408 2,038,161 2,251,432 2,786,431 175,329 2,700,545 13,445,810
– – – – – – – –
(83,681) (1,871,518) (225,605) 107,053 (2,328,829) 6,712 (99,289) —
— — — — — — — —
— — — — — — — —
988,452 (1,533,078) (420,656) (198,268) 5,985,988 782,199 — —
904,771 (3,404,596) (646,261) (91,215) 3,657,159 788,911 (99,289) —
1,222,687 13,233,750 4,031,443 2,380,248 11,695,398 1,024,651 699,007 —
607 18,856 14,151 15,437 2,878 291 21,838 —
— — — — — — — —
1,072,883 2,792,509 1,207,599 701,981 8,812,626 844,201 — —
2,296,177 16,045,115 5,253,193 3,097,666 20,510,902 1,869,143 720,845 —
3,200,948 12,640,519 4,606,932 3,006,451 24,168,061 2,658,054 621,556 —
$ 3,521,064 $ 15,749,927 $ 6,645,093 $ 5,257,883 $ 26,954,492 $ 2,833,383 $ 3,322,101 $ 13,445,810

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Statements of Changes in Net Assets
For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024
Muirfield Fund
2025 2024
Operations
Net investment income (loss) .............................................................. $ 5,581,940 $ 11,870,641
Net realized gains (losses) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies ....................................................... (14,730,155) 103,326,222
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts ............. 49,783,238 14,274,721
Net change in net assets resulting from operations ............................................... 40,635,023 129,471,584
Distributions to Shareholders
Retail Class ........................................................................ (261,425) (8,689,560)
Adviser Class ....................................................................... (624,661) (17,128,039)
Institutional Class .................................................................... (4,208,797) (110,467,013)
Change in net assets resulting from distributions ................................................. (5,094,883) (136,284,612)
Capital Transactions:
Issued ............................................................................. 130,755,228 237,596,638
Reinvested .......................................................................... 5,082,186 135,919,568
Redeemed .......................................................................... (101,396,364) (184,018,220)
Net change in net assets resulting from capital transactions ......................................... 34,441,050 189,497,986
Total Change in Net Assets ................................................................ 69,981,190 182,684,958
Net Assets - Beginning of Year ............................................................. 931,149,539 748,464,581
Net Assets - End of Period/ Year ............................................................. $ 1,001,130,729 $ 931,149,539
Share Transactions:
Issued ............................................................................. 14,126,240 23,095,599
Reinvested .......................................................................... 544,169 13,924,125
Redeemed .......................................................................... (11,030,603) (18,182,376)
Net change in shares ................................................................... 3,639,806 18,837,348

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Spectrum Fund Global Allocation Fund Balanced Fund Moderate Allocation Fund
2025 2024 2025 2024 2025 2024 2025 2024
$ 818,225 $ 2,267,875 $ 320,116 $ 766,288 $ 3,109,408 $ 6,909,369 $ 2,038,161 $ 4,310,099
(1,080,232) 13,191,783 904,771 2,947,665 (3,404,596) 35,082,111 (646,261) 11,129,293
9,368,043 19,837,603 2,296,177 (559,693) 16,045,115 1,994,870 5,253,193 160,971
9,106,036 35,297,261 3,521,064 3,154,260 15,749,927 43,986,350 6,645,093 15,600,363
(3,195) (166,365) (17,771) (368,308) (40,219) (1,132,239) (13,141) (55,642)
(117,733) (3,633,950) (13,828) (392,024) (539,608) (9,734,512) (374,912) (2,264,615)
(525,587) (15,492,271) (238,158) (3,867,549) (2,299,731) (40,165,781) (1,661,415) (9,416,344)
(646,515) (19,292,586) (269,757) (4,627,881) (2,879,558) (51,032,532) (2,049,468) (11,736,601)
22,277,542 34,637,852 7,811,414 11,158,994 41,531,687 76,111,934 18,782,892 31,542,455
646,515 19,292,520 269,756 4,627,876 2,879,228 51,025,136 2,047,489 11,724,091
(23,298,817) (38,295,177) (9,317,131) (10,298,558) (44,937,925) (78,257,457) (20,053,588) (33,865,063)
(374,760) 15,635,195 (1,235,961) 5,488,312 (527,010) 48,879,613 776,793 9,401,483
8,084,761 31,639,870 2,015,346 4,014,691 12,343,359 41,833,431 5,372,418 13,265,245
223,030,750 191,390,881 37,126,582 33,111,891 406,204,680 364,371,249 179,289,500 166,024,256
$ 231,115,511 $ 223,030,751 $ 39,141,928 $ 37,126,582 $ 418,548,039 $ 406,204,680 $ 184,661,918 $ 179,289,501
1,646,642 2,458,084 698,176 943,751 3,306,612 5,537,613 1,534,764 2,498,467
47,332 1,347,930 23,375 400,677 226,614 3,866,630 166,021 926,812
(1,716,308) (2,735,320) (833,564) (873,605) (3,596,747) (5,715,979) (1,637,220) (2,695,366)
(22,334) 1,070,694 (112,013) 470,823 (63,521) 3,688,264 63,565 729,913

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Statements of Changes in Net Assets
For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024
Conservative Allocation Fund
2025 2024
Operations
Net investment income (loss) .............................................................. $ 2,251,432 $ 4,092,863
Net realized gains (losses) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies ....................................................... (91,215) 4,909,003
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts ............. 3,097,666 (335,426)
Net change in net assets resulting from operations ............................................... 5,257,883 8,666,440
Distributions to Shareholders
Retail Class ........................................................................ (98,970) (165,820)
Adviser Class ....................................................................... (349,538) (712,255)
Institutional Class .................................................................... (1,792,042) (3,180,257)
Class E ........................................................................... – –
Class F ........................................................................... – –
Change in net assets resulting from distributions ................................................. (2,240,550) (4,058,332)
Capital Transactions:
Issued ............................................................................. 27,491,527 38,548,712
Reinvested .......................................................................... 2,239,282 4,055,447
Redeemed .......................................................................... (18,640,125) (30,706,512)
Net change in net assets resulting from capital transactions ......................................... 11,090,684 11,897,647
Total Change in Net Assets ................................................................ 14,108,017 16,505,755
Net Assets - Beginning of Year ............................................................. 144,823,219 128,317,464
Net Assets - End of Period/ Year ............................................................. $ 158,931,236 $ 144,823,219
Share Transactions:
Issued ............................................................................. 1,176,379 1,653,281
Reinvested .......................................................................... 95,214 173,072
Redeemed .......................................................................... (796,364) (1,323,096)
Net change in shares ................................................................... 475,229 503,257

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Dynamic Allocation Fund Sector Rotation Fund Tactical Income Fund Government Money Market Fund
2025 2024 2025 2024 2025 2024 2025 2024
$ 2,786,431 $ 5,600,538 $ 175,329 $ 461,942 $ 2,700,545 $ 3,915,690 $ 13,445,810 $ 28,403,701
3,657,159 35,925,132 788,911 5,786,357 (99,289) 2,316,371 – 2,126
20,510,902 511,712 1,869,143 (1,959,039) 720,845 (1,142,616) 0 (119,605)
26,954,492 42,037,382 2,833,383 4,289,260 3,322,101 5,089,445 13,445,810 28,286,222
(121,904) (2,845,009) (44,867) (2,146,249) (180,991) (170,942) – –
(193,881) (4,064,098) (18,672) (740,265) (312,659) (523,233) – –
(2,163,851) (43,081,099) (91,703) (3,488,778) (2,200,470) (3,194,991) – –
– – – – – – (800,349) (19,065,465)
– – – – – – (12,645,461) (9,228,686)
(2,479,636) (49,990,206) (155,242) (6,375,292) (2,694,120) (3,889,166) (13,445,810) (28,294,151)
54,716,192 119,853,201 3,075,625 4,778,730 32,826,832 46,667,021 350,895,479 1,252,579,609
2,476,809 49,908,184 152,672 6,319,095 2,692,856 3,886,436 790,168 2,024,925
(39,611,754) (70,586,526) (3,905,135) (7,548,207) (20,931,811) (19,458,039) (388,030,242) (1,229,832,279)
17,581,247 99,174,859 (676,838) 3,549,618 14,587,877 31,095,418 (36,344,595) 24,772,255
42,056,103 91,222,035 2,001,303 1,463,586 15,215,858 32,295,697 (36,344,595) 24,764,326
367,446,183 276,224,149 36,502,982 35,039,397 102,396,644 70,100,948 662,515,037 637,750,711
$ 409,502,286 $ 367,446,184 $ 38,504,285 $ 36,502,983 $ 117,612,502 $ 102,396,645 $ 626,170,442 $ 662,515,037
3,999,439 7,989,624 88,307 123,738 3,466,751 4,963,177 350,895,479 1,252,705,139
178,240 3,492,561 4,329 174,934 284,585 416,148 790,168 2,024,709
(2,894,045) (4,703,899) (112,387) (193,563) (2,214,402) (2,086,524) (388,030,242) (1,229,750,912)
1,283,634 6,778,286 (19,751) 105,109 1,536,934 3,292,801 (36,344,595) 24,978,936

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Six Months Ended June 30, 2025 (unaudited) and the Years Ended December 31,
[?]
See footnotes on pages 58 and 59 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Muirfield Fund - Retail Class (4) (5) (6) (7)
2025 ........ $ 9 .16 0 .04 0 .34 0 .38 ( 0 .04 ) 0 .00 0 .00 ( 0 .04 )
2024 ........ $ 9 .09 0 .12 1 .47 1 .59 ( 0 .11 ) ( 1 .41 ) 0 .00 ( 1 .52 )
2023 ........ $ 8 .24 0 .14 0 .97 1 .11 ( 0 .14 ) ( 0 .12 ) 0 .00 ( 0 .26 )
2022 ........ $ 9 .53 0 .03 ( 1 .09 ) ( 1 .06 ) ( 0 .06 ) ( 0 .17 ) 0 .00 ( 0 .23 )
2021 ........ $ 8 .20 ( 0 .01 ) 1 .66 1 .65 ( 0 .07 ) ( 0 .25 ) 0 .00 ( 0 .32 )
2020 ........ $ 7 .91 0 .03 0 .31 0 .34 ( 0 .05 ) 0 .00 0 .00 ( 0 .05 )
Muirfield Fund - Adviser Class (4) (5) (6) (7)
2025 ........ $ 9 .31 0 .05 0 .34 0 .39 ( 0 .05 ) 0 .00 0 .00 ( 0 .05 )
2024 ........ $ 9 .22 0 .15 1 .49 1 .64 ( 0 .14 ) ( 1 .41 ) 0 .00 ( 1 .55 )
2023 ........ $ 8 .36 0 .17 0 .98 1 .15 ( 0 .17 ) ( 0 .12 ) 0 .00 ( 0 .29 )
2022 ........ $ 9 .63 0 .06 ( 1 .10 ) ( 1 .04 ) ( 0 .06 ) ( 0 .17 ) 0 .00 ( 0 .23 )
2021 ........ $ 8 .26 0 .03 1 .67 1 .70 ( 0 .08 ) ( 0 .25 ) 0 .00 ( 0 .33 )
2020 ........ $ 7 .97 0 .05 0 .31 0 .36 ( 0 .07 ) 0 .00 0 .00 ( 0 .07 )
Muirfield Fund - Institutional Class (4) (5) (6) (7)
2025 ........ $ 9 .32 0 .06 0 .34 0 .40 ( 0 .05 ) 0 .00 0 .00 ( 0 .05 )
2024 ........ $ 9 .23 0 .14 1 .49 1 .63 ( 0 .13 ) ( 1 .41 ) 0 .00 ( 1 .54 )
2023 ........ $ 8 .37 0 .16 0 .98 1 .14 ( 0 .16 ) ( 0 .12 ) 0 .00 ( 0 .28 )
2022 ........ $ 9 .65 0 .06 ( 1 .11 ) ( 1 .05 ) ( 0 .06 ) ( 0 .17 ) 0 .00 ( 0 .23 )
2021 ........ $ 8 .28 0 .03 1 .66 1 .69 ( 0 .07 ) ( 0 .25 ) 0 .00 ( 0 .32 )
2020 ........ $ 7 .99 0 .05 0 .31 0 .36 ( 0 .07 ) 0 .00 0 .00 ( 0 .07 )
Spectrum Fund - Retail Class (4) (5) (6) (7)
2025 (8) ...... $ 13 .59 0 .03 0 .50 0 .53 ( 0 .02 ) 0 .00 0 .00 ( 0 .02 )
2024 ........ $ 12 .51 0 .10 2 .21 2 .31 ( 0 .10 ) ( 1 .13 ) 0 .00 ( 1 .23 )
2023 ........ $ 11 .95 0 .18 1 .43 1 .61 ( 0 .17 ) ( 0 .88 ) 0 .00 ( 1 .05 )
2022 ........ $ 13 .88 0 .01 ( 1 .61 ) ( 1 .60 ) ( 0 .09 ) ( 0 .24 ) 0 .00 ( 0 .33 )
2021 ........ $ 12 .15 ( 0 .06 ) 2 .56 2 .50 ( 0 .03 ) ( 0 .74 ) 0 .00 ( 0 .77 )
2020 ........ $ 12 .19 0 .00 ( 0 .03 ) ( 0 .03 ) ( 0 .01 ) 0 .00 0 .00 ( 0 .01 )
Spectrum Fund - Adviser Class (4) (5) (6) (7)
2025 (8) ...... $ 13 .76 0 .05 0 .50 0 .55 ( 0 .04 ) 0 .00 0 .00 ( 0 .04 )
2024 ........ $ 12 .64 0 .16 2 .25 2 .41 ( 0 .16 ) ( 1 .13 ) 0 .00 ( 1 .29 )
2023 ........ $ 12 .08 0 .24 1 .44 1 .68 ( 0 .24 ) ( 0 .88 ) 0 .00 ( 1 .12 )
2022 ........ $ 13 .96 0 .07 ( 1 .62 ) ( 1 .55 ) ( 0 .09 ) ( 0 .24 ) 0 .00 ( 0 .33 )
2021 ........ $ 12 .17 0 .02 2 .54 2 .56 ( 0 .03 ) ( 0 .74 ) 0 .00 ( 0 .77 )
2020 ........ $ 12 .27 0 .03 ( 0 .02 ) 0 .01 ( 0 .11 ) 0 .00 0 .00 ( 0 .11 )
Spectrum Fund - Institutional Class (4) (5) (6) (7)
2025 (8) ...... $ 13 .80 0 .05 0 .51 0 .56 ( 0 .04 ) 0 .00 0 .00 ( 0 .04 )
2024 ........ $ 12 .68 0 .15 2 .25 2 .40 ( 0 .15 ) ( 1 .13 ) 0 .00 ( 1 .28 )
2023 ........ $ 12 .11 0 .23 1 .45 1 .68 ( 0 .23 ) ( 0 .88 ) 0 .00 ( 1 .11 )
2022 ........ $ 14 .01 0 .06 ( 1 .62 ) ( 1 .56 ) ( 0 .10 ) ( 0 .24 ) 0 .00 ( 0 .34 )
2021 ........ $ 12 .22 0 .01 2 .55 2 .56 ( 0 .03 ) ( 0 .74 ) 0 .00 ( 0 .77 )
2020 ........ $ 12 .31 0 .04 ( 0 .02 ) 0 .02 ( 0 .11 ) 0 .00 0 .00 ( 0 .11 )

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 9 .50 4 .17% $ 62,530 0 .98% 1 .15% 1 .15% 150%
$ 9 .16 16 .90% $ 59,486 1 .16% 1 .14% 1 .14% 312%
$ 9 .09 13 .55% $ 42,667 1 .60% 1 .18% 1 .18% 316%
$ 8 .24 ( 11 .19% ) $ 38,206 0 .37% 1 .20% 1 .20% 267%
$ 9 .53 20 .20% $ 43,353 ( 0 .06 ) % 1 .21% 1 .21% 197%
$ 8 .20 4 .36% $ 134,240 0 .35% 1 .28% 1 .28% 225%
$ 9 .65 4 .21% $ 120,957 1 .20% 0 .93% 0 .93% 150%
$ 9 .31 17 .28% $ 115,594 1 .45% 0 .85% 0 .85% 312%
$ 9 .22 13 .84% $ 102,117 1 .91% 0 .87% 0 .87% 316%
$ 8 .36 ( 10 .85% ) $ 94,282 0 .71% 0 .87% 0 .87% 267%
$ 9 .63 20 .61% $ 104,300 0 .33% 0 .90% 0 .90% 197%
$ 8 .26 4 .67% $ 48,953 0 .64% 0 .98% 0 .98% 225%
$ 9 .67 4 .31% $ 817,643 1 .21% 0 .92% 0 .92% 150%
$ 9 .32 17 .13% $ 756,070 1 .37% 0 .93% 0 .93% 312%
$ 9 .23 13 .70% $ 603,681 1 .84% 0 .94% 0 .95% 316%
$ 8 .37 ( 10 .93% ) $ 503,589 0 .63% 0 .94% 0 .95% 267%
$ 9 .65 20 .55% $ 572,819 0 .27% 0 .94% 0 .95% 197%
$ 8 .28 4 .66% $ 390,632 0 .73% 0 .88% 0 .97% 225%
$ 14 .10 3 .91% $ 2,479 0 .39% 1 .89% 1 .89% 115%
$ 13 .59 18 .21% $ 1,973 0 .70% 1 .85% 1 .85% 260%
$ 12 .51 13 .66% $ 1,789 1 .43% 1 .53% 1 .53% 334%
$ 11 .95 ( 11 .52% ) $ 1,715 0 .08% 1 .52% 1 .52% 289%
$ 13 .88 20 .58% $ 2,526 ( 0 .43 ) % 1 .49% 1 .49% 200%
$ 12 .15 ( 0 .23% ) $ 36,604 ( 0 .04 ) % 1 .73% 1 .73% 182%
$ 14 .27 4 .01% $ 41,839 0 .74% 1 .55% 1 .55% 115%
$ 13 .76 18 .82% $ 40,573 1 .14% 1 .41% 1 .41% 260%
$ 12 .64 14 .07% $ 36,059 1 .88% 1 .08% 1 .08% 334%
$ 12 .08 ( 11 .08% ) $ 33,536 0 .56% 1 .08% 1 .08% 289%
$ 13 .96 21 .07% $ 38,190 0 .11% 1 .09% 1 .09% 200%
$ 12 .17 0 .18% $ 12,475 0 .32% 1 .36% 1 .36% 182%
$ 14 .32 4 .07% $ 186,797 0 .75% 1 .54% 1 .54% 115%
$ 13 .80 18 .66% $ 180,485 1 .06% 1 .49% 1 .49% 260%
$ 12 .68 14 .06% $ 153,543 1 .80% 1 .16% 1 .16% 334%
$ 12 .11 ( 11 .19% ) $ 148,907 0 .49% 1 .15% 1 .15% 289%
$ 14 .01 20 .98% $ 170,388 0 .05% 1 .13% 1 .13% 200%
$ 12 .22 0 .25% $ 136,200 0 .33% 1 .32% 1 .33% 182%

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Six Months Ended June 30, 2025 (unaudited) and the Years Ended December 31,
[?]
See footnotes on pages 58 and 59 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Global Allocation Fund - Retail Class (4) (5) (6) (7)
2025 ........ $ 10 .91 0 .08 0 .97 1 .05 ( 0 .07 ) 0 .00 0 .00 ( 0 .07 )
2024 ........ $ 11 .32 0 .21 0 .86 1 .07 ( 0 .21 ) ( 1 .27 ) 0 .00 ( 1 .48 )
2023 ........ $ 9 .98 0 .19 1 .34 1 .53 ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
2022 ........ $ 11 .55 ( 0 .02 ) ( 1 .47 ) ( 1 .49 ) ( 0 .03 ) ( 0 .05 ) 0 .00 ( 0 .08 )
2021 ........ $ 11 .40 ( 0 .08 ) 1 .52 1 .44 0 .00 ( 1 .29 ) 0 .00 ( 1 .29 )
2020 ........ $ 11 .32 ( 0 .02 ) 0 .35 0 .33 0 .00 ( 0 .25 ) 0 .00 ( 0 .25 )
Global Allocation Fund - Adviser Class (4) (5) (6) (7)
2025 ........ $ 11 .02 0 .10 1 .05 1 .15 ( 0 .08 ) 0 .00 0 .00 ( 0 .08 )
2024 ........ $ 11 .42 0 .27 0 .85 1 .12 ( 0 .25 ) ( 1 .27 ) 0 .00 ( 1 .52 )
2023 ........ $ 10 .08 0 .23 1 .35 1 .58 ( 0 .24 ) 0 .00 0 .00 ( 0 .24 )
2022 ........ $ 11 .61 0 .03 ( 1 .48 ) ( 1 .45 ) ( 0 .03 ) ( 0 .05 ) 0 .00 ( 0 .08 )
2021 ........ $ 11 .42 ( 0 .02 ) 1 .50 1 .48 0 .00 ( 1 .29 ) 0 .00 ( 1 .29 )
2020 ........ $ 11 .35 0 .01 0 .37 0 .38 ( 0 .06 ) ( 0 .25 ) 0 .00 ( 0 .03 )
Global Allocation Fund - Institutional Class (4) (5) (6) (7)
2025 ........ $ 11 .00 0 .10 0 .97 1 .07 ( 0 .09 ) 0 .00 0 .00 ( 0 .09 )
2024 ........ $ 11 .40 0 .26 0 .86 1 .12 ( 0 .25 ) ( 1 .27 ) 0 .00 ( 1 .52 )
2023 ........ $ 10 .05 0 .23 1 .36 1 .59 ( 0 .24 ) 0 .00 0 .00 ( 0 .24 )
2022 ........ $ 11 .58 0 .03 ( 1 ..48 ) ( 1 .45 ) ( 0 .03 ) ( 0 .05 ) 0 .00 ( 0 .08 )
2021 ........ $ 11 .38 ( 0 .02 ) 1 .51 1 .49 0 .00 ( 1 .29 ) 0 .00 ( 1 .29 )
2020 ........ $ 11 .36 0 .02 0 .35 0 .37 ( 0 .10 ) ( 0 .25 ) 0 .00 ( 0 .35 )
Balanced Fund - Retail Class (4) (5) (6) (7)
2025 ........ $ 12 .49 0 .08 0 .39 0 .47 ( 0 .07 ) 0 .00 0 .00 ( 0 .07 )
2024 ........ $ 12 .68 0 .20 1 .34 1 .54 ( 0 .19 ) ( 1 .54 ) 0 .00 ( 1 .73 )
2023 ........ $ 11 .50 0 .21 1 .17 1 .38 ( 0 .20 ) 0 .00 0 .00 ( 0 .20 )
2022 ........ $ 13 .42 0 .06 ( 1 .55 ) ( 1 .49 ) ( 0 .23 ) ( 0 .20 ) 0 .00 ( 0 .43 )
2021 ........ $ 12 .82 ( 0 .01 ) 1 .71 1 .70 ( 0 .16 ) ( 0 .94 ) 0 .00 ( 1 .10 )
2020 ........ $ 12 .26 0 .08 0 .56 0 .64 ( 0 .08 ) 0 .00 0 .00 ( 0 .08 )
Balanced Fund - Adviser Class (4) (5) (6) (7)
2025 ........ $ 12 .63 0 .10 0 .40 0 .50 ( 0 .09 ) 0 .00 0 .00 ( 0 .09 )
2024 ........ $ 12 .80 0 .25 1 .37 1 .62 ( 0 .25 ) ( 1 .54 ) 0 .00 ( 1 .79 )
2023 ........ $ 11 .62 0 .26 1 .18 1 .44 ( 0 .26 ) 0 .00 0 .00 ( 0 .26 )
2022 ........ $ 13 .53 0 .11 ( 1 .57 ) ( 1 .46 ) ( 0 .25 ) ( 0 .20 ) 0 .00 ( 0 .45 )
2021 ........ $ 12 .92 0 .11 1 .66 1 .77 ( 0 .22 ) ( 0 .94 ) 0 .00 ( 1 .16 )
2020 ........ $ 12 .35 0 .13 0 .06 0 .69 ( 0 .12 ) 0 .00 0 .00 ( 0 .12 )
Balanced Fund - Institutional Class (4) (5) (6) (7)
2025 ........ $ 12 .66 0 .10 0 .40 0 .50 ( 0 .09 ) 0 .00 0 .00 ( 0 .09 )
2024 ........ $ 12 .83 0 .24 1 .36 1 .60 ( 0 .23 ) ( 1 .54 ) 0 .00 ( 1 .77 )
2023 ........ $ 11 .64 0 .25 1 .20 1 .45 ( 0 .26 ) 0 .00 0 .00 ( 0 .26 )
2022 ........ $ 13 .56 0 .11 ( 1 .58 ) ( 1 .47 ) ( 0 .25 ) ( 0 .20 ) 0 .00 ( 0 .45 )
2021 ........ $ 12 .94 0 .10 1 .67 1 .77 ( 0 .21 ) ( 0 .94 ) 0 .00 ( 1 .15 )
2020 ........ $ 12 .36 0 .14 0 .55 0 .69 ( 0 .11 ) 0 .00 0 .00 ( 0 .11 )

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 11 .89 9 .60% $ 3,239 1 .37% 1 .86% 1 .86% 98%
$ 10 .91 9 .02% $ 2,904 1 .75% 1 .86% 1 .86% 214%
$ 11 .32 15 .37% $ 2,880 1 .79% 1 .89% 1 .89% 262%
$ 9 .98 ( 12 .94% ) $ 2,399 ( 0 .18 ) % 1 .81% 1 .81% 243%
$ 11 .55 12 .58% $ 3,567 ( 0 .63 ) % 1 .72% 1 .72% 173%
$ 11 .40 2 .96% $ 9,001 ( 2 .50 ) % 1 .74% 1 .74% 179%
$ 12 .09 10 .42% $ 4,187 1 .72% 1 .51% 1 .51% 98%
$ 11 .02 9 .42% $ 308 2 .17% 1 .44% 1 .44% 214%
$ 11 .42 15 .82% $ 3,838 2 .15% 1 .47% 1 .47% 262%
$ 10 .08 ( 12 .52% ) $ 4,088 0 .28% 1 .37% 1 .37% 243%
$ 11 .61 12 .90% $ 5,099 ( 0 .14 ) % 1 .31% 1 .31% 173%
$ 11 .42 3 .42% $ 1,740 0 .09% 1 .40% 1 .40% 179%
$ 11 .98 9 .71% $ 31,716 1 .76% 1 .47% 1 .47% 98%
$ 11 .00 9 .44% $ 33,915 2 .15% 1 .46% 1 .46% 214%
$ 11 .40 15 .87% $ 26,394 2 .17% 1 .49% 1 .49% 262%
$ 10 .05 ( 12 .56% ) $ 25,175 0 .25% 1 .37% 1 .37% 243%
$ 11 .58 13 .05% $ 36,590 ( 0 .16 ) % 1 .30% 1 .30% 173%
$ 11 .38 3 .43% $ 34,841 0 .17% 1 .31% 1 .31% 179%
$ 12 .89 3 .78% $ 6,208 1 .23% 1 .37% 1 .37% 115%
$ 12 .49 11 .80% $ 9,036 1 .45% 1 .35% 1 .35% 247%
$ 12 .68 12 .08% $ 7,742 1 .73% 1 .37% 1 .37% 273%
$ 11 .50 ( 11 .09% ) $ 6,117 0 .48% 1 .39% 1 .39% 365%
$ 13 .42 13 .23% $ 7,086 ( 0 .09 ) % 1 .36% 1 .36% 205%
$ 12 .82 5 .27% $ 75,449 0 .65% 1 .41% 1 .41% 189%
$ 13 .04 3 .98% $ 77,996 1 .54% 1 .06% 1 .06% 115%
$ 12 .63 12 .27% $ 76,496 1 .83% 0 .98% 0 .98% 247%
$ 12 .80 12 .48% $ 69,697 2 .13% 0 .98% 0 .98% 273%
$ 11 .62 ( 10 .77% ) $ 65,668 0 .89% 0 .97% 0 .97% 365%
$ 13 .53 13 .71% $ 71,034 0 .78% 0 .97% 0 .97% 205%
$ 12 .92 5 .66% $ 18,699 1 .03% 1 .04% 1 .04% 189%
$ 13 .07 3 .97% $ 334,344 1 .55% 1 .05% 1 .05% 115%
$ 12 .66 12 .15% $ 320,673 1 .75% 1 .06% 1 .06% 247%
$ 12 .83 12 .53% $ 286,932 2 .10% 1 .00% 1 .05% 273%
$ 11 .64 ( 10 .80% ) $ 273,928 0 .86% 1 .00% 1 .05% 365%
$ 13 .56 13 .71% $ 309,130 0 .69% 1 .00% 1 .02% 205%
$ 12 .94 5 .71% $ 302,350 1 .09% 0 .98% 1 .03% 189%

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Six Months Ended June 30, 2025 (unaudited) and the Years Ended December 31,
[?]
See footnotes on pages 58 and 59 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Moderate Allocation Fund - Retail Class (4) (5) (6) (7)
2025 ........ $ 12 .18 0 .12 0 .31 0 .43 ( 0 .10 ) 0 .00 0 .00 ( 0 .10 )
2024 ........ $ 11 .87 0 .27 0 .84 1 .11 ( 0 .26 ) ( 0 .54 ) 0 .00 ( 0 .80 )
2023 ........ $ 10 .97 0 .27 0 .91 1 .18 ( 0 .28 ) 0 .00 0 .00 ( 0 .28 )
2022 ........ $ 12 .64 0 .08 ( 1 .43 ) ( 1 .35 ) ( 0 .24 ) ( 0 .08 ) 0 .00 ( 0 .32 )
2021 ........ $ 12 .37 ( 0 .02 ) 1 .10 1 .08 ( 0 .05 ) ( 0 .76 ) 0 .00 ( 0 .81 )
2020 ........ $ 11 .85 0 .13 0 .52 0 .65 ( 0 .13 ) 0 .00 0 .00 ( 0 .13 )
Moderate Allocation Fund - Adviser Class (4) (5) (6) (7)
2025 ........ $ 12 .24 0 .14 0 .31 0 .45 ( 0 .14 ) 0 .00 0 .00 ( 0 .14 )
2024 ........ $ 11 .93 0 .32 0 .85 1 .17 ( 0 .32 ) ( 0 .54 ) 0 .00 ( 0 .86 )
2023 ........ $ 11 .01 0 .32 0 .92 1 .24 ( 0 .32 ) 0 .00 0 .00 ( 0 .32 )
2022 ........ $ 12 .66 0 .14 ( 1 .45 ) ( 1 .31 ) ( 0 .26 ) ( 0 .08 ) 0 .00 ( 0 .34 )
2021 ........ $ 12 .39 0 .16 0 .97 1 .13 ( 0 .10 ) ( 0 .76 ) 0 .00 ( 0 .86 )
2020 ........ $ 11 .86 0 .17 0 .53 0 .70 ( 0 .17 ) 0 .00 0 .00 ( 0 .17 )
Moderate Allocation Fund - Institutional Class (4) (5) (6) (7)
2025 ........ $ 12 .26 0 .14 0 .31 0 .45 ( 0 .14 ) 0 .00 0 .00 ( 0 .14 )
2024 ........ $ 11 .95 0 .31 0 .84 1 .15 ( 0 .30 ) ( 0 .54 ) 0 .00 ( 0 .84 )
2023 ........ $ 11 .03 0 .31 0 .93 1 .24 ( 0 .32 ) 0 .00 0 .00 ( 0 .32 )
2022 ........ $ 12 .68 0 .13 ( 1 .44 ) ( 1 .31 ) ( 0 .26 ) ( 0 .08 ) 0 .00 ( 0 .34 )
2021 ........ $ 12 .42 0 .14 0 .98 1 .12 ( 0 .10 ) ( 0 .76 ) 0 .00 ( 0 .86 )
2020 ........ $ 11 .89 0 .17 0 .53 0 .70 ( 0 .17 ) 0 .00 0 .00 ( 0 .17 )
Conservative Allocation Fund - Retail Class (4) (5) (6) (7)
2025 ........ $ 23 .04 0 .31 0 .44 0 .75 ( 0 .29 ) 0 .00 0 .00 ( 0 .29 )
2024 ........ $ 22 .22 0 .63 0 .82 1 .45 ( 0 .63 ) 0 .00 0 .00 ( 0 .63 )
2023 ........ $ 20 .85 0 .62 1 .37 1 .99 ( 0 .62 ) 0 .00 0 .00 ( 0 .62 )
2022 ........ $ 23 .64 0 .22 ( 2 .64 ) ( 2 .42 ) ( 0 .25 ) ( 0 .12 ) 0 .00 ( 0 .37 )
2021 ........ $ 23 .91 0 .22 0 .89 1 .11 ( 0 .24 ) ( 1 .14 ) 0 .00 ( 1 .38 )
2020 ........ $ 22 .85 0 .37 1 .04 1 .41 ( 0 .35 ) 0 .00 0 .00 ( 0 .35 )
Conservative Allocation Fund - Adviser Class (4) (5) (6) (7)
2025 ........ $ 23 .32 0 .34 0 .45 0 .79 ( 0 .34 ) 0 .00 0 .00 ( 0 .34 )
2024 ........ $ 22 .49 0 .72 0 .82 1 .54 ( 0 .71 ) 0 .00 0 .00 ( 0 .71 )
2023 ........ $ 21 .11 0 .71 1 .38 2 .09 ( 0 .71 ) 0 .00 0 .00 ( 0 .71 )
2022 ........ $ 23 .91 0 .31 ( 2 .69 ) ( 2 .38 ) ( 0 .30 ) ( 0 .12 ) 0 .00 ( 0 .42 )
2021 ........ $ 24 .21 0 .41 0 .81 1 .22 ( 0 .38 ) ( 1 .14 ) 0 .00 ( 1 .52 )
2020 ........ $ 23 .13 0 .46 1 .06 1 .52 ( 0 .44 ) 0 .00 0 .00 ( 0 .44 )
Conservative Allocation Fund - Institutional Class (4) (5) (6) (7)
2025 ........ $ 23 .38 0 .34 0 .45 0 .79 ( 0 .34 ) 0 .00 0 .00 ( 0 .34 )
2024 ........ $ 22 .55 0 .71 0 .81 1 .52 ( 0 .69 ) 0 .00 0 .00 ( 0 .69 )
2023 ........ $ 21 .15 0 .69 1 .40 2 .09 ( 0 .69 ) 0 .00 0 .00 ( 0 .69 )
2022 ........ $ 23 .96 0 .29 ( 2 .69 ) ( 2 .40 ) ( 0 .29 ) ( 0 .12 ) 0 .00 ( 0 .41 )
2021 ........ $ 24 .26 0 .38 0 .81 1 .19 ( 0 .35 ) ( 1 .14 ) 0 .00 ( 1 .49 )
2020 ........ $ 23 .18 0 .46 1 .06 1 .52 ( 0 .44 ) 0 .00 0 .00 ( 0 .44 )

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 12 .51 3 .55% $ 1,861 1 .99% 1 .32% 1 .32% 90%
$ 12 .18 9 .24% $ 937 2 .14% 1 .34% 1 .34% 199%
$ 11 .87 10 .92% $ 932 2 .42% 1 .37% 1 .37% 246%
$ 10 .97 ( 10 .75% ) $ 1,033 0 .73% 1 .36% 1 .36% 446%
$ 12 .64 8 .74% $ 1,190 ( 0 .22 ) % 1 .34% 1 .34% 211%
$ 12 .37 5 .55% $ 30,930 1 .00% 1 .38% 1 .38% 160%
$ 12 .55 3 .70% $ 33,673 2 .27% 1 .04% 1 .04% 90%
$ 12 .24 9 .66% $ 33,598 2 .53% 0 .95% 0 .95% 199%
$ 11 .93 11 .43% $ 32,881 2 .85% 0 .94% 0 .94% 246%
$ 11 .01 ( 10 .39% ) $ 30,879 1 .18% 0 .94% 0 .94% 446%
$ 12 .66 9 .15% $ 29,781 1 .13% 0 .94% 0 .94% 211%
$ 12 .39 6 .04% $ 9,823 1 .39% 1 .00% 1 .00% 160%
$ 12 .57 3 .70% $ 149,128 2 .28% 1 .02% 1 .02% 90%
$ 12 .26 9 .53% $ 144,755 2 .46% 1 .03% 1 .03% 199%
$ 11 .95 11 .36% $ 132,211 2 .77% 1 .02% 1 .02% 246%
$ 11 .03 ( 10 .39% ) $ 126,610 1 .09% 1 .00% 1 .00% 446%
$ 12 .68 9 .05% $ 142,788 1 .01% 0 .99% 0 .99% 211%
$ 12 .42 6 .02% $ 135,512 1 .40% 0 .99% 0 .99% 160%
$ 23 .50 3 .28% $ 8,461 2 .70% 1 .20% 1 .20% 65%
$ 23 .04 6 .53% $ 6,204 2 .76% 1 .23% 1 .23% 166%
$ 22 .22 9 .67% $ 5,675 2 .92% 1 .24% 1 .24% 277%
$ 20 .85 ( 10 .24% ) $ 5,328 1 .01% 1 .21% 1 .21% 543%
$ 23 .64 4 .64% $ 6,879 0 .78% 1 .22% 1 .23% 210%
$ 23 .91 6 .28% $ 29,034 1 .46% 1 .28% 1 .28% 139%
$ 23 .77 3 .41% $ 24,476 2 .94% 0 .95% 0 .95% 65%
$ 23 .32 6 .88% $ 23,843 3 .09% 0 .89% 0 .89% 166%
$ 22 .49 10 .06% $ 22,207 3 .28% 0 .88% 0 .88% 277%
$ 21 .11 ( 9 .94% ) $ 21,189 1 .40% 0 .87% 0 .87% 543%
$ 23 .91 5 .04% $ 22,283 1 .56% 0 .87% 0 .88% 210%
$ 24 .21 6 .69% $ 7,082 1 .85% 0 .92% 0 .92% 139%
$ 23 .83 3 .40% $ 125,994 2 .96% 0 .94% 0 .94% 65%
$ 23 .38 6 .78% $ 114,777 3 .02% 0 .96% 0 .96% 166%
$ 22 .55 10 .03% $ 100,435 3 .21% 0 .96% 0 .96% 277%
$ 21 .15 ( 10 .00% ) $ 93,889 1 .33% 0 .94% 0 .94% 543%
$ 23 .96 4 .94% $ 105,307 1 .42% 0 .92% 0 .93% 210%
$ 24 .26 6 .68% $ 105,403 1 .87% 0 .92% 0 .92% 139%

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Six Months Ended June 30, 2025 (unaudited) and the Years Ended December 31,
[?]
See footnotes on pages 58 and 59 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Dynamic Allocation Fund - Retail Class (4) (5) (6) (7)
2025 ........ $ 13 .47 0 .08 0 .85 0 .93 ( 0 .07 ) 0 .00 0 .00 ( 0 .07 )
2024 ........ $ 13 .53 0 .21 1 .77 1 .98 ( 0 .18 ) ( 1 .86 ) 0 .00 ( 2 .04 )
2023 ........ $ 11 .36 0 .14 2 .17 2 .31 ( 0 .14 ) 0 .00 0 .00 ( 0 .14 )
2022 ........ $ 13 .93 0 .03 ( 2 .18 ) ( 2 .15 ) ( 0 .06 ) ( 0 .36 ) 0 .00 ( 0 .42 )
2021 ........ $ 13 .39 ( 0 .03 ) 2 .65 2 .62 ( 0 .08 ) ( 2 .00 ) 0 .00 ( 2 .08 )
2020 ........ $ 11 .87 0 .03 1 .79 1 .82 ( 0 .03 ) ( 0 .27 ) 0 .00 ( 0 .30 )
Dynamic Allocation Fund - Adviser Class (4) (5) (6) (7)
2025 ........ $ 13 .66 0 .10 0 .86 0 .96 ( 0 .09 ) 0 .00 0 .00 ( 0 .09 )
2024 ........ $ 13 .71 0 .26 1 .81 2 .07 ( 0 .26 ) ( 1 .86 ) 0 .00 ( 2 .12 )
2023 ........ $ 11 .52 0 .19 2 .19 2 .38 ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
2022 ........ $ 14 .07 0 .07 ( 2 .20 ) ( 2 .13 ) ( 0 .06 ) ( 0 .36 ) 0 .00 ( 0 .42 )
2021 ........ $ 13 .46 0 .04 2 .65 2 .69 ( 0 .08 ) ( 2 .00 ) 0 .00 ( 2 .08 )
2020 ........ $ 11 .91 0 .07 1 .81 1 .88 ( 0 .06 ) ( 0 .27 ) 0 .00 ( 0 .33 )
Dynamic Allocation Fund - Institutional Class (4) (5) (6) (7)
2025 ........ $ 13 .63 0 .10 0 .86 0 .96 ( 0 .09 ) 0 .00 0 .00 ( 0 .09 )
2024 ........ $ 13 .69 0 .25 1 .79 2 .04 ( 0 .24 ) ( 1 .86 ) 0 .00 ( 2 .10 )
2023 ........ $ 11 .49 0 .18 2 .19 2 .37 ( 0 .17 ) 0 .00 0 .00 ( 0 .17 )
2022 ........ $ 14 .04 0 .06 ( 2 .19 ) ( 2 .13 ) ( 0 .06 ) ( 0 .36 ) 0 .00 ( 0 .42 )
2021 ........ $ 13 .45 0 .03 2 .64 2 .67 ( 0 .08 ) ( 2 .00 ) 0 .00 ( 2 .08 )
2020 ........ $ 11 .90 0 .08 1 .80 1 .88 ( 0 .06 ) ( 0 .27 ) 0 .00 ( 0 .33 )
Sector Rotation Fund - Retail Class (4) (5) (6) (7)
2025 ........ $ 34 .40 0 .15 2 .56 2 .71 ( 0 .13 ) 0 .00 0 .00 ( 0 .13 )
2024 ........ $ 36 .73 0 .44 4 .26 4 .70 ( 0 .44 ) ( 6 .59 ) 0 .00 ( 7 .03 )
2023 ........ $ 32 .58 0 .44 4 .14 4 .58 ( 0 .43 ) 0 .00 0 .00 ( 0 .43 )
2022 ........ $ 38 .89 0 .05 ( 5 .47 ) ( 5 .42 ) ( 0 .89 ) 0 .00 0 .00 ( 0 .89 )
2021 ........ $ 35 .64 ( 0 .02 ) 9 .77 9 .75 ( 0 .02 ) ( 6 .48 ) 0 .00 ( 6 .50 )
2020 ........ $ 37 .91 0 .20 ( 2 .28 ) ( 2 .08 ) ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
Sector Rotation Fund - Adviser Class (4) (5) (6) (7)
2025 ........ $ 34 .79 0 .17 2 .58 2 .75 ( 0 .16 ) 0 .00 0 .00 ( 0 .16 )
2024 ........ $ 37 .07 0 .53 4 .30 4 .83 ( 0 .52 ) ( 6 .59 ) 0 .00 ( 7 .11 )
2023 ........ $ 32 .88 0 .53 4 .18 4 .71 ( 0 .52 ) 0 .00 0 .00 ( 0 .52 )
2022 ........ $ 39 .15 0 .13 ( 5 .51 ) ( 5 .38 ) ( 0 .89 ) 0 .00 0 .00 ( 0 .89 )
2021 ........ $ 35 .75 0 .13 9 .77 9 .90 ( 0 .02 ) ( 6 .48 ) 0 .00 ( 6 .50 )
2020 ........ $ 38 .01 0 .23 ( 2 .28 ) ( 2 .05 ) ( 0 .21 ) 0 .00 0 .00 ( 0 .21 )
Sector Rotation Fund - Institutional Class (4) (5) (6) (7)
2025 ........ $ 34 .71 0 .18 2 .58 2 .76 ( 0 .16 ) 0 .00 0 .00 ( 0 .16 )
2024 ........ $ 36 .99 0 .52 4 .29 4 .81 ( 0 .50 ) ( 6 .59 ) 0 .00 ( 7 .09 )
2023 ........ $ 32 .80 0 .51 4 .18 4 .69 ( 0 .50 ) 0 .00 0 .00 ( 0 .50 )
2022 ........ $ 39 .07 0 .12 ( 5 .50 ) ( 5 .38 ) ( 0 .89 ) 0 .00 0 .00 ( 0 .89 )
2021 ........ $ 35 .70 0 .09 9 .78 9 .87 ( 0 .02 ) ( 6 .48 ) 0 .00 ( 6 .50 )
2020 ........ $ 38 .01 0 .26 ( 2 .31 ) ( 2 .05 ) ( 0 .26 ) 0 .00 0 .00 ( 0 .26 )

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 14 .33 6 .93% $ 25,116 1 .20% 1 .30% 1 .35% 141%
$ 13 .47 14 .16% $ 21,565 1 .42% 1 .27% 1 .33% 304%
$ 13 .53 20 .34% $ 11,135 1 .15% 1 .31% 1 .39% 279%
$ 11 .36 ( 15 .53% ) $ 7,767 0 .22% 1 .32% 1 .41% 295%
$ 13 .93 19 .54% $ 9,850 ( 0 .21 ) % 1 .34% 1 .43% 213%
$ 13 .39 15 .37% $ 37,392 0 .27% 1 .41% 1 .51% 236%
$ 14 .53 7 .06% $ 31,133 1 .49% 1 .02% 1 .07% 141%
$ 13 .66 14 .60% $ 29,448 1 .75% 0 .94% 1 .00% 304%
$ 13 .71 20 .72% $ 26,252 1 .48% 0 .96% 1 .04% 279%
$ 11 .52 ( 15 .23% ) $ 23,048 0 .57% 0 .96% 1 .05% 295%
$ 14 .07 20 .02% $ 28,129 0 .25% 0 .98% 1 .07% 213%
$ 13 .46 15 .85% $ 13,322 0 .61% 1 .06% 1 .16% 236%
$ 14 .50 7 .07% $ 353,254 1 .51% 1 .00% 1 .05% 141%
$ 13 .63 14 .41% $ 316,433 1 .68% 1 .01% 1 .07% 304%
$ 13 .69 20 .74% $ 238,838 1 .44% 1 .01% 1 .09% 279%
$ 11 .49 ( 15 .26% ) $ 184,201 0 .53% 1 .02% 1 .11% 295%
$ 14 .04 19 .88% $ 199,753 0 .21% 1 .00% 1 .09% 213%
$ 13 .45 15 .94% $ 148,566 0 .67% 1 .01% 1 .11% 236%
$ 36 .98 7 .90% $ 12,695 0 .86% 1 .68% 1 .68% 97%
$ 34 .40 12 .20% $ 12,182 1 .13% 1 .68% 1 .68% 283%
$ 36 .73 14 .15% $ 12,956 1 .30% 1 .70% 1 .70% 38%
$ 32 .58 ( 13 .75% ) $ 12,477 0 .15% 1 .60% 1 .60% 56%
$ 38 .89 27 .34% $ 16,406 ( 0 .05 ) % 1 .60% 1 .60% 64%
$ 35 .64 ( 5 .36% ) $ 18,352 0 .65% 1 .53% 1 .53% 88%
$ 37 .38 7 .93% $ 4,305 0 .99% 1 .54% 1 .54% 97%
$ 34 .79 12 .47% $ 4,156 1 .36% 1 .46% 1 .46% 283%
$ 37 .07 14 .42% $ 3,950 1 .55% 1 .46% 1 .46% 38%
$ 32 .88 ( 13 .55% ) $ 3,646 0 .36% 1 .38% 1 .38% 56%
$ 39 .15 27 .68% $ 4,575 0 .31% 1 .33% 1 .33% 64%
$ 35 .75 ( 5 .25% ) $ 986 0 .77% 1 .41% 1 .41% 88%
$ 37 .31 7 .98% $ 21,504 1 .05% 1 .48% 1 .48% 97%
$ 34 .71 12 .42% $ 20,165 1 .33% 1 .49% 1 .49% 283%
$ 36 .99 14 .40% $ 18,133 1 .51% 1 .50% 1 .50% 38%
$ 32 .80 ( 13 .58% ) $ 16,045 0 .34% 1 .40% 1 .40% 56%
$ 39 .07 27 .63% $ 21,046 0 .20% 1 .36% 1 .36% 64%
$ 35 .70 ( 5 .22% ) $ 20,756 0 .85% 1 .37% 1 .37% 88%

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Six Months Ended June 30, 2025 (unaudited) and the Years Ended December 31,
PageReference
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Tactical Income Fund - Retail Class (4) (5) (6) (7)
2025 ........ $ 9 .41 0 .21 0 .06 0 .27 ( 0 .21 ) 0 .00 0 .00 ( 0 .21 )
2024 ........ $ 9 .22 0 .43 0 .17 0 .60 ( 0 .41 ) 0 .00 0 .00 ( 0 .41 )
2023 ........ $ 8 .93 0 .33 0 .29 0 .62 ( 0 .33 ) 0 .00 0 .00 ( 0 .33 )
2022 ........ $ 9 .63 0 .12 ( 0 .70 ) ( 0 .58 ) ( 0 .12 ) 0 .00 0 .00 ( 0 .12 )
2021 ........ $ 9 .98 0 .13 ( 0 .33 ) ( 0 .20 ) ( 0 .15 ) 0 .00 0 .00 ( 0 .15 )
2020 ........ $ 9 .46 0 .21 0 .49 0 .70 ( 0 .18 ) 0 .00 0 .00 ( 0 .18 )
Tactical Income Fund - Adviser Class (4) (5) (6) (7)
2025 ........ $ 9 .41 0 .23 0 .06 0 .29 ( 0 .23 ) 0 .00 0 .00 ( 0 .23 )
2024 ........ $ 9 .23 0 .46 0 .17 0 .63 ( 0 .45 ) 0 .00 0 .00 ( 0 .45 )
2023 ........ $ 8 .94 0 .36 0 .30 0 .66 ( 0 .37 ) 0 .00 0 .00 ( 0 .37 )
2022 ........ $ 9 .64 0 .16 ( 0 .70 ) ( 0 .54 ) ( 0 .16 ) 0 .00 0 .00 ( 0 .16 )
2021 ........ $ 9 .99 0 .21 ( 0 .37 ) ( 0 .16 ) ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
2020 ........ $ 9 .47 0 .25 0 .49 0 .74 ( 0 .22 ) 0 .00 0 .00 ( 0 .22 )
Tactical Income Fund - Institutional Class (4) (5) (6) (7)
2025 ........ $ 9 .40 0 .23 0 .07 0 .30 ( 0 .23 ) 0 .00 0 .00 ( 0 .23 )
2024 ........ $ 9 .23 0 .45 0 .16 0 .61 ( 0 .44 ) 0 .00 0 .00 ( 0 .44 )
2023 ........ $ 8 .94 0 .36 0 .29 0 .65 ( 0 .36 ) 0 .00 0 .00 ( 0 .36 )
2022 ........ $ 9 .64 0 .15 ( 0 .70 ) ( 0 .55 ) ( 0 .15 ) 0 .00 0 .00 ( 0 .15 )
2021 ........ $ 9 .99 0 .20 ( 0 .36 ) ( 0 .16 ) ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
2020 ........ $ 9 .47 0 .24 0 .50 0 .74 ( 0 .22 ) 0 .00 0 .00 ( 0 .22 )
Government Money Market Fund - Class E (4) (5) (6) (7)
2025 ........ $ 1 .0000 $ 0 .0208 $ 0 .0000 $ 0 .0208 $ ( 0 .0208 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0208 )
2024 ........ $ 1 .0003 $ 0 .0511 $ ( 0 .0003 ) $ 0 .0508 $ ( 0 .0511 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0511 )
2023 ........ $ 1 .0000 $ 0 .0508 $ 0 .0005 $ 0 .0513 $ ( 0 .0510 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0510 )
2022 ........ $ 1 .0001 $ 0 .0167 $ ( 0 .0008 ) $ 0 .0159 $ ( 0 .0160 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0160 )
2021 ........ $ 1 .0003 $ 0 .0005 $ 0 .0003 $ 0 .0008 $ ( 0 .0010 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0010 )
2020 ........ $ 1 .0000 $ 0 .0058 $ ( 0 .0005 ) $ 0 .0053 $ ( 0 .0050 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0050 )
Government Money Market Fund - Class F (4) (5) (6) (7)
2025 ........ $ 1 .0000 $ 0 .0208 $ 0 .0000 $ 0 .0208 $ ( 0 .0208 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0208 )
2024 (9) ...... $ 1 .0000 $ 0 .0154 $ 0 .0000 $ 0 .0154 $ ( 0 .0154 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0154 )
(1) Except for the Money Market Fund, net investment income per share is based on average shares outstanding during the period.
(2)
Ratio of expenses to average net assets after fee reductions reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.
(3) Ratio of expenses to average net assets before fee reductions reflects the total expenses before reductions reported in the statements of operations.
(4)
Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.
(5)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the
Fund invests.

2025 Semi-Annual Report | June 30, 2025

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 9 .47 2 .89% $ 9,707 4 .54% 0 .99% 1 .09% 101%
$ 9 .41 6 .64% $ 6,590 4 .72% 1 .06% 1 .17% 222%
$ 9 .22 7 .10% $ 2,476 3 .67% 1 .12% 1 .23% 262%
$ 8 .93 ( 5 .99% ) $ 2,247 1 .27% 1 .11% 1 .22% 514%
$ 9 .63 ( 2 .01% ) $ 2,721 1 .10% 1 .14% 1 .25% 250%
$ 9 .98 7 .46% $ 12,231 1 .87% 1 .15% 1 .26% 69%
$ 9 .47 3 .05% $ 13,401 4 .81% 0 .72% 0 .82% 101%
$ 9 .41 6 .95% $ 12,747 4 .93% 0 .72% 0 .83% 222%
$ 9 .23 7 .54% $ 9,359 4 .06% 0 .73% 0 .84% 262%
$ 8 .94 ( 5 .65% ) $ 10,625 1 .77% 0 .71% 0 .82% 514%
$ 9 .64 ( 1 .60% ) $ 8,982 1 .98% 0 .75% 0 .86% 250%
$ 9 .99 7 .86% $ 5,463 2 .28% 0 .79% 0 .90% 69%
$ 9 .47 3 .16% $ 94,505 4 .83% 0 .70% 0 .80% 101%
$ 9 .40 6 .76% $ 83,060 4 .87% 0 .78% 0 .89% 222%
$ 9 .23 7 .44% $ 58,266 3 .99% 0 .80% 0 .91% 262%
$ 8 .94 ( 5 .70% ) $ 54,455 1 .65% 0 .78% 0 .89% 514%
$ 9 .64 ( 1 .62% ) $ 57,638 1 .90% 0 .79% 0 .90% 250%
$ 9 .99 7 .86% $ 50,410 2 .25% 0 .77% 0 .88% 69%
$ 1 .0000 2 .09% $ 41,673 4 .19% 0 .19% 0 .46 % N/A
$ 1 .0000 5 .22% $ 39,321 5 .29% 0 .21% 0 .49 % N/A
$ 1 .0003 5 .20% $ 637,751 5 .08% 0 .19% 0 .46 % N/A
$ 1 .0000 1 .63% $ 693,083 1 .67% 0 .17% 0 .45 % N/A
$ 1 .0001 0 .03% $ 626,993 0 .05% 0 .11% 0 .50 % N/A
$ 1 .0003 0 .57% $ 336,445 0 .57% 0 .15% 0 .52 % N/A
$ 1 .0000 2 .09% $ 584,497 4 .19% 0 .19% 0 .46 % N/A
$ 1 .0000 1 .54% $ 623,194 4 .64% 0 .20% 0 .47 % N/A
(6) Total return and portfolio turnover rate are not annualized for periods of less than one full year.
(7)
Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions are annualized for periods of less than one full year.
(8)
Excluding dividend expense on securities sold short, the Ratio of Expenses to Average Net Assets After Fee Reductions are 1.50%, 1.16%, and 1.15% for Spectrum
Retail Class, Adviser Class, and Institutional Class, respectively. The interest income rebated from securities sold short impact to all share classes of Spectrum was 0.78%, while the dividend expense impact to net expenses was 0.39%, thus benefiting shareholders by 0.39%.
(9) Commenced operations on September 1, 2024.

2025 Semi-Annual Report | June 30, 2025

Notes to Financial Statements
June 30, 2025 (unaudited)
1. Organization
Meeder Funds (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended
(the 1940 Act), as a diversified, open-end management investment company. The Trust offers ten separate series, all of which are included in this report: Muirfield Fund (Muirfield), Spectrum Fund (Spectrum), Global Allocation Fund (Global), Balanced Fund (Balanced), Moderate Allocation Fund
(Moderate), Conservative Allocation Fund (Conservative), Dynamic Allocation Fund (Dynamic), Sector Rotation Fund (Sector), Tactical Income Fund
(Income), and Government Money Market Fund (f.k.a. Institutional Prime Money Market Fund)(Money Market)(the Funds).
Each Fund, except the Government Money Market Fund, offers three classes of shares: Retail Class, Adviser Class, and Institutional Class. The
Government Money Market Fund currently offers two classes of shares: Class E and Class F. The share classes differ with respect to distribution fees, service fees, and other expenses allocated to each class. Eligibility to purchase Adviser and Institutional Class shares is generally limited to customers of financial intermediaries that enter into special arrangements with the Funds or who meet certain initial investment minimums. Class
E shares are available for purchase by individuals, companies, institutions and pooled investment vehicles directly through the Fund’s designated transfer agent and are offered with a 12b-1 Shareholder Distribution Fee, but without a Shareholder Services Fee. Class F shares are only available for purchase by other funds within the Meeder Funds family and are offered without a 12b-1 Shareholder Distribution Fee or Shareholder Services
Fee.
Effective September 1, 2024, Institutional Prime Money Market Fund changed its name to the Government Money Market Fund and changed its principal investment strategy to one in which at least 99.5% of the Fund's assets are invested in cash, securities issued by the U.S. government and its agencies and instrumentalities and repurchase agreements that are collateralized fully by securities issued by the U.S. government and its agencies and instrumentalities or cash. As a result of this strategy change, the Fund added a new class of shares (Class F) available for purchase by other funds within the Meeder Funds family. On the conversion date, a total of 538,552,020 shares were transferred into the new share class.
For more information regarding the Funds’ objectives, strategies, and differences in share classes, please refer to the Funds’ prospectus.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Trust is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services Companies. Each
Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity.  The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the Statements of
Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds.  Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and resources are not allocated to a Fund based on performance measurements.  Due to the significance of oversight and their role, the investment advisor is deemed to be the Chief Operating Decision Maker. The following summarizes the significant accounting policies of the Trust and the Funds:
Securities valuation. All investments in securities are recorded at their estimated fair value, as described in Note #3.
Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the fair value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.
Short sales. Spectrum may enter into short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to

2025 Semi-Annual Report | June 30, 2025

as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs will be borne by the Fund and are reflected in the Statements of Operations.
Futures & options. Each Fund, except Money Market, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statements of Assets and Liabilities and the Statements of Operations until the contract settlement date, at which time amounts are reflected as realized gains and losses in the Statements of Operations.
To the extent that a Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the fair value of the index. Upon entering into a futures contract, the
Fund is required to deposit an initial margin, which is either cash or securities (disclosed as pledged as collateral on the Schedules of Investments)
in an amount equal to a certain percentage of the contract value. Subsequently, margin movements, which are equal to changes in the daily price or last sale price on the exchanges where futures contracts trade, are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for Money Market, it is normal practice for each Fund to invest in futures contracts on a daily basis. The Funds, except for Income and Money Market, typically utilize equity index futures contracts to equitize cash positions or adjust targeted stock market exposure. Except for Money Market, the fixed income portion of any Fund can utilize Treasury futures contracts in order to adjust duration.
Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are fair valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in fair value are recorded as unrealized appreciation or depreciation until closed, exercised or expired. For the six months ended June 30,
2025 , there were no call or put options transacted for any of the Funds.
The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received. Although permitted, it is currently not normal practice for the Funds to write call and put options and none were written during the six months ended June 30, 2025 .
The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of
June 30, 2025 was as follows:
Amount of Deposits at Broker and Unrealized Appreciation (Depreciation) on Derivatives
Type of
Derivative/
Risk Statements of Assets & Liabilities Location
Fair Value of
Deposits at
Broker for Futures
Contracts
Value of
Unrealized
Appreciation
(Depreciation)
Muirfield ............. Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
$ 23,777,833 $ 5,800,379
Spectrum ............ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
3,938,747 966,817
Global .............. Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
1,680,794 427,349
Balanced ............ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
4,320,368 587,825
Moderate ............ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
1,308,816 334,278
Conservative .......... Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
1,202,800 261,580
Dynamic ............. Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
14,693,198 3,650,308
Sector Rotation ........ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
1,552,548 351,342

2025 Semi-Annual Report | June 30, 2025

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2025 and related activity was as follows:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
05
Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2021 through December 31, 2025 ) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the six months ended June 30, 2025 , the
Funds did not incur any material interest or penalties.
Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Spectrum, Global, Balanced, Moderate,
Conservative, Dynamic, and Sector declare and pay dividends from net investment income, if any, on a quarterly basis. Income declares and pays dividends from net investment income on a monthly basis. Money Market declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.
Type of
Derivative/
Risk
Net Long
Contracts as of
December 31,
2024
Long and
Short
Contracts
Opened
During the
Period
Long and
Short
Contracts
Closed/
Expired
During the
Period
Net Long
Contracts as of
June 30, 2025
Statement of Operations
Location
For the Six
Months Ended
June 30, 2025
Muirfield ............. Equity
Contracts
2,342 6,996 7,293 2,045 Net realized gains (losses)
from futures contracts
$ (11,746,436)
Spectrum ............ Equity
Contracts
509 1,628 1,694 443 Net realized gains (losses)
from futures contracts
(1,706,658)
Global .............. Equity
Contracts
168 421 424 165 Net realized gains (losses)
from futures contracts
988,452
Balanced ............ Equity
Contracts
575 2,084 2,222 437 Net realized gains (losses)
from futures contracts
(1,533,078)
Moderate ............ Equity
Contracts
195 639 673 161 Net realized gains (losses)
from futures contracts
(420,656)
Conservative .......... Equity
Contracts
97 339 340 96 Net realized gains (losses)
from futures contracts
(198,268)
Dynamic ............. Equity
Contracts
1,185 3,501 3,360 1,326 Net realized gains (losses)
from futures contracts
5,985,988
Sector Rotation ........ Equity
Contracts
105 279 294 90 Net realized gains (losses)
from futures contracts
782,199
Type of
Derivative/ Risk Statement of Operations Location
For the Six Months
Ended June 30,
2025
Muirfield ............. Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts $ 17,879,282
Spectrum ............ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts 3,345,606
Global .............. Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts 1,072,883
Balanced ............ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts 2,792,509
Moderate ............ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts 1,207,599
Conservative .......... Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts 701,981
Dynamic ............. Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts 8,812,626
Sector Rotation ........ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts 844,201

2025 Semi-Annual Report | June 30, 2025

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Permanent differences relate to redemptions treated as distributions for tax purposes (i.e. equalization). Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the year ended December 31,
2024 , the Funds made the following reclassifications to increase/(decrease) the components of net assets:
Investment income & expenses allocation. For all Funds, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the
Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.
Capital Share Transactions. All Funds are authorized to issue an unlimited number of shares. Transactions in the capital shares of the Funds for the six months ended June 30, 2025 and the year ended December 31, 2024 were as follows:
Capital
Distributable Earnings
(Accumulated Deficit)
Muirfield ................................................................. $ 7,750,508 $ (7,750,508)
Spectrum ................................................................ 1,185,256 (1,185,256)
Global .................................................................. 211,982 (211,982)
Balanced ................................................................ 2,986,839 (2,986,839)
Moderate ................................................................ 871,808 (871,808)
Dynamic ................................................................. 3,327,521 (3,327,521)
Sector Rotation ............................................................ 659,380 (659,380)
Issued Reinvested
Share Class Amount Shares Amount Shares
For the Six Months Ended June 30, 2025
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 9,311,527 1,008,415 $ 252,390 27,697
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7,906,125 857,793 624,545 66,887
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 113,537,576 12,260,032 4,205,251 449,585
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 713,798 52,826 3,195 237
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,068,576 152,399 117,733 8,639
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19,495,168 1,441,417 525,587 38,456
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 414,620 36,702 17,770 1,548
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,986,775 358,490 13,828 1,147
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,410,019 302,984 238,158 20,680
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,598,174 127,904 40,096 3,210
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,761,294 298,860 539,608 42,532
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 36,172,219 2,879,848 2,299,524 180,872
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,082,340 89,532 12,979 1,053
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,272,212 103,771 374,912 30,439
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16,428,340 1,341,461 1,659,598 134,529
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,083,728 133,833 98,957 4,258
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,668,204 71,168 349,538 14,887
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22,739,595 971,378 1,790,787 76,069
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5,110,657 371,950 119,077 8,660
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,607,567 117,255 193,881 13,938
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 47,997,968 3,510,234 2,163,851 155,642
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 333,908 9,817 42,297 1,204
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 143,919 4,169 18,672 528
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . 2,597,798 74,321 91,703 2,597
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,918,607 415,084 180,789 19,111
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,200,165 126,671 312,659 33,010
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27,708,060 2,924,996 2,199,408 232,464
Money Market - Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 77,338,117 77,338,117 790,168 790,168
Money Market - Class F . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 273,557,355 273,557,355 N/A N/A
For the Year Ended December 31, 2024
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24,423,597 2,344,653 8,447,419 881,374
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14,544,121 1,419,648 17,128,046 1,754,382

2025 Semi-Annual Report | June 30, 2025

Issued Reinvested
Share Class Amount Shares Amount Shares
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 198,628,920 19,331,298 $ 110,344,103 11,288,369
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 298,041 21,694 166,365 11,804
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,513,835 321,051 3,633,943 254,445
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29,825,975 2,115,339 15,492,212 1,081,681
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 404,333 33,612 368,304 32,189
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 485,931 39,564 392,023 33,672
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10,268,729 870,575 3,867,549 334,816
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,025,899 155,504 1,129,229 86,783
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9,923,156 723,029 9,734,421 738,538
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 64,162,879 4,659,080 40,161,486 3,041,309
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 376,271 30,265 54,245 4,316
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,921,895 311,545 2,264,584 179,244
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27,244,288 2,156,657 9,405,262 743,252
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,325,561 58,030 165,792 7,171
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,605,036 155,188 712,225 30,433
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33,618,113 1,440,063 3,177,430 135,468
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13,603,754 881,354 2,762,982 196,291
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,537,074 305,248 4,064,105 283,533
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 101,712,372 6,803,022 43,081,097 3,012,737
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 176,747 4,542 2,090,050 58,254
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 648,646 16,991 740,266 20,384
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . 3,953,337 102,205 3,488,779 96,296
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,367,586 462,039 170,549 18,213
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5,120,981 547,380 523,233 56,009
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37,178,453 3,953,758 3,192,654 341,926
Money Market - Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 444,317,201 444,442,731 2,024,925 2,024,709
Money Market - Class F . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 808,262,408 808,262,408 N/A N/A
Redeemed Net Increase (Decrease)
Share Class Amount Shares Amount Shares
For the Six Months Ended June 30, 2025
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ (8,455,875) (948,583) $ 1,108,042 87,529
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (7,566,193) (816,133) 964,477 108,547
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (85,374,296) (9,265,887) 32,368,531 3,443,730
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (298,878) (22,373) 418,115 30,690
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,435,973) (179,394) (249,664) (18,356)
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (20,563,966) (1,514,541) (543,211) (34,668)
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (354,945) (31,821) 77,445 6,429
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (468,898) (41,167) 3,531,705 318,470
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (8,493,288) (760,576) (4,845,111) (436,912)
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4,444,821) (373,068) (2,806,551) (241,954)
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5,209,653) (415,653) (908,751) (74,261)
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (35,283,451) (2,808,026) 3,188,292 252,694
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (230,341) (18,789) 864,978 71,796
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,408,665) (196,359) (761,541) (62,149)
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (17,414,582) (1,422,072) 673,356 53,918
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,096,009) (47,330) 2,086,676 90,761
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,844,163) (78,781) 173,579 7,274
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . (15,699,953) (670,253) 8,830,429 377,194
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3,041,455) (228,732) 2,188,279 151,878
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,969,932) (144,480) (168,484) (13,287)
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (34,600,367) (2,520,833) 15,561,452 1,145,043
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (760,303) (21,816) (384,098) (10,795)
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (308,232) (9,013) (145,641) (4,316)

2025 Semi-Annual Report | June 30, 2025

Redeemed Net Increase (Decrease)
Share Class Amount Shares Amount Shares
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . $ (2,836,600) (81,558) $ (147,099) (4,640)
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,040,619) (109,651) 3,058,777 324,544
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (938,889) (99,342) 573,935 60,339
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (18,952,303) (2,005,409) 10,955,165 1,152,051
Money Market - Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (75,645,371) (75,645,371) 2,482,914 2,482,914
Money Market - Class F . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (312,384,871) (312,384,871) (38,827,516) (38,827,516)
For the Year Ended December 31, 2024
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (14,290,777) (1,426,620) 18,580,239 1,799,407
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (18,557,739) (1,830,767) 13,114,428 1,343,263
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (151,169,704) (14,924,989) 157,803,319 15,694,678
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (434,384) (31,365) 30,022 2,133
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,688,896) (477,719) 1,458,882 97,777
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (31,171,897) (2,226,236) 14,146,290 970,784
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (638,436) (54,136) 134,201 11,665
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4,421,595) (381,257) (3,543,641) (308,021)
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5,238,527) (438,212) 8,897,751 767,179
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,758,894) (129,592) 1,396,234 112,695
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (11,598,053) (849,169) 8,059,524 612,398
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (64,900,510) (4,737,218) 39,423,855 2,963,171
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (449,175) (36,186) (18,659) (1,605)
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,301,536) (501,318) (115,057) (10,529)
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (27,114,352) (2,157,862) 9,535,198 742,047
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,184,289) (51,328) 307,064 13,873
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3,492,690) (150,645) 824,571 34,976
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . (26,029,533) (1,121,123) 10,766,010 454,408
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4,488,742) (299,935) 11,877,994 777,710
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5,167,425) (346,983) 3,433,754 241,798
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (60,930,359) (4,056,981) 83,863,110 5,758,778
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,347,984) (61,426) (81,187) 1,370
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (941,711) (24,443) 447,201 12,932
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . (4,258,512) (107,694) 3,183,604 90,807
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (449,072) (47,982) 4,089,063 432,270
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,441,700) (261,971) 3,202,514 341,418
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (16,567,267) (1,776,571) 23,803,840 2,519,113
Money Market - Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,044,764,054) (1,044,682,687) (598,421,928) (598,215,247)
Money Market - Class F . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (185,068,225) (185,068,225) 623,194,183 623,194,183

2025 Semi-Annual Report | June 30, 2025

Offsetting Assets & Liabilities. The Funds are party to enforceable master netting arrangements between counter parties, such as the securities lending agreement, which provides for the right of offset under certain circumstances, such as the event of default. The securities lending transactions have an overnight and continuous contractual maturity. Risks arise from the possible inability of counterparties to meet the terms of their contracts.
The table below reflects the offsetting assets and liabilities relating to securities lending, futures contracts, and repurchase agreements shown on the Statements of Assets and Liabilities at June 30, 2025 .
Other. The Funds record security transactions on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income and dividend expenses are recognized on the ex-dividend date and interest income (including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are separately stated. Discounts and premiums are amortized using the effective yield over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
A Fund may purchase securities on a forward commitment or when-issued basis. A Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-
delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Description/Fund (1)
Gross Amounts
of Recognized
Assets/
Liabilities
Gross Amounts
Offset in the
Statements
of Assets and
Liabilities
Net Amounts
Presented in
the Statements
of Assets and
Liabilities
Financial
Instruments (2)
Collateral
Pledged
(Received) (2) Net Amount
Assets:
Futures Contracts
Muirfield .................... $ 5,800,378 $ – $ 5,800,378 $ – $ – $ 5,800,378
Spectrum ................... 1,090,441 (123,624) 966,817 – – 966,817
Global ..................... 427,349 – 427,349 – – 427,349
Balanced ................... 1,212,978 (625,153) 587,825 – – 587,825
Moderate ................... 400,084 (65,806) 334,278 – – 334,278
Conservative ................. 261,580 – 261,580 – – 261,580
Dynamic .................... 3,650,308 – 3,650,308 – – 3,650,308
Sector Rotation ............... 351,341 – 351,341 – – 351,341
Liabilities:
N/A N/A N/A N/A N/A N/A N/A
(1) There were no securities on loan as of June 30, 2025.
(2) The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.

2025 Semi-Annual Report | June 30, 2025

3. Securities Valuations
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’
own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.
Equity securities (including publicly traded partnerships, real estate investment trusts, American depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.
Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption net asset value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.
Short-term notes (including bank obligations, commercial paper, corporate obligations, repurchase agreements, U.S. government agency obligations, and floating rate demand notes) . Short-term notes held in the Funds maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at the last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity, which approximates fair value, and will be categorized as level 2. The Money Market Fund values all of its positions at amortized cost.
Certificates of deposit. Certificates of deposit are valued at acquisition cost, which approximates fair value, and will be categorized as level 2. The
Money Market Fund values all of its positions at amortized cost.
U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2. The Money Market Fund values all of its positions at amortized cost.
Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.
Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.
In the event market quotations or evaluated prices obtained from a pricing service are not readily available when the NAV is calculated, the Funds will utilize the fair value of the investment. This may occur in the event the Funds cannot obtain current market quotations for a security, cannot obtain current evaluated prices from a pricing service, or the price furnished is not deemed reliable and representative of the fair value of the security. In these cases, the Valuation & Pricing Committee, established and designated by the Board of Trustees as its valuation designee pursuant to Rule 2a-5 under the 1940 Act, determines the fair value of the security in accordance with procedures adopted by the Adviser. Depending on the method used to determine fair value, valuations for these securities may be classified as Level 2 or Level 3 as appropriate in the fair value hierarchy.

2025 Semi-Annual Report | June 30, 2025

The Valuation & Pricing Committee is responsible for determining the fair value of investments for which market quotations are not readily available.
The Valuation & Pricing Committee is also authorized to select and retain pricing services to provide fair value evaluations of the current value of certain investments for which market quotations are not readily available. The Valuation & Pricing Committee supervises various methods used to review market quotations and evaluated prices for reliability, including the resolution of price challenges by the Adviser to evaluated prices for a given security. In the event market quotations or evaluated prices are not readily available for an investment, the Valuation & Pricing Committee will determine the fair value of the investment in accordance with its procedures. Fair valuations are periodically reviewed by the Board of Trustees, which maintains oversight of the Adviser’s fair valuation policy and procedures.
For the six months ended June 30, 2025 , the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. However, the Funds have disclosed holding level 3 securities with fair valuations of zero. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of
June 30, 2025 .
Muirfield - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks * ................................ $ 676,606,704 $ — $ — $ 676,606,704
Warrants ..................................... — — — —
Money Market Registered Investment Companies .......... 299,936,954 — — 299,936,954
Total ........................................ $ 976,543,658 $ — $ — $ 976,543,658
Trustee Deferred Compensation ** ..................... $ 556,635 $ — $ — $ 556,635
Futures Contracts *** .............................. $ 5,800,378 $ — $ — $ 5,800,378
Spectrum - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks - Long * ........................... $ 223,077,771 $ — $ — $ 223,077,771
Warrants ..................................... — — — —
Money Market Registered Investment Companies .......... 7,835,044 — — 7,835,044
Total ........................................ $ 230,912,815 $ — $ — $ 230,912,815
Common Stocks - Short * ........................... $ (49,751,849) $ — $ — $ (49,751,849)
Trustee Deferred Compensation ** ..................... $ 102,185 $ — $ — $ 102,185
Futures Contracts *** .............................. $ 966,817 $ — $ — $ 966,817
Global - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks * ................................ $ 11,664,409 $ — $ — $ 11,664,409
Warrants ..................................... — — — —
Registered Investment Companies .................... 8,002,231 — — 8,002,231
Money Market Registered Investment Companies .......... 17,767,294 — — 17,767,294
Total ........................................ $ 37,433,934 $ — $ — $ 37,433,934
Trustee Deferred Compensation ** ..................... $ 168,863 $ — $ — $ 168,863
Futures Contracts *** .............................. $ 427,349 $ — $ — $ 427,349
Balanced - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks * ................................ $ 243,963,356 $ — $ — $ 243,963,356
Warrants ..................................... — — — —
Registered Investment Companies .................... 120,622,191 — — 120,622,191
Money Market Registered Investment Companies .......... 49,582,241 — — 49,582,241
Total ........................................ $ 414,167,788 $ — $ — $ 414,167,788
Trustee Deferred Compensation ** ..................... $ 344,814 $ — $ — $ 344,814
Futures Contracts *** .............................. $ 587,825 $ — $ — $ 587,825
Moderate - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks * ................................ $ 71,455,141 $ — $ — $ 71,455,141
Warrants ..................................... — — — —
Registered Investment Companies .................... 89,347,355 — — 89,347,355
Money Market Registered Investment Companies .......... 22,491,945 — — 22,491,945
Total ........................................ $ 183,294,441 $ — $ — $ 183,294,441
Trustee Deferred Compensation ** ..................... $ 78,744 $ — $ — $ 78,744
Futures Contracts *** .............................. $ 334,278 $ — $ — $ 334,278

2025 Semi-Annual Report | June 30, 2025

Conservative - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks * ................................ $ 33,398,066 $ — $ — $ 33,398,066
Warrants ..................................... — — — —
Registered Investment Companies .................... 108,369,677 — — 108,369,677
Money Market Registered Investment Companies .......... 16,177,749 — — 16,177,749
Total ........................................ $ 157,945,492 $ — $ — $ 157,945,492
Trustee Deferred Compensation ** ..................... $ 137,229 $ — $ — $ 137,229
Futures Contracts *** .............................. $ 261,580 $ — $ — $ 261,580
Dynamic - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks * ................................ $ 219,878,499 $ — $ — $ 219,878,499
Warrants ..................................... — — — —
Registered Investment Companies .................... 20,274,320 — — 20,274,320
Money Market Registered Investment Companies .......... 154,120,753 — — 154,120,753
Total ........................................ $ 394,273,572 $ — $ — $ 394,273,572
Trustee Deferred Compensation ** ..................... $ 374,403 $ — $ — $ 374,403
Futures Contracts *** .............................. $ 3,650,308 $ — $ — $ 3,650,308
Sector Rotation - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks * ................................ $ 21,229,030 $ — $ — $ 21,229,030
Registered Investment Companies .................... 1,822,462 — — 1,822,462
Money Market Registered Investment Companies .......... 13,829,239 — — 13,829,239
Total ........................................ $ 36,880,731 $ — $ — $ 36,880,731
Trustee Deferred Compensation ** ..................... $ 104,793 $ — $ — $ 104,793
Futures Contracts *** .............................. $ 351,341 $ — $ — $ 351,341
Income - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Registered Investment Companies .................... $ 114,707,432 $ — $ — $ 114,707,432
Money Market Registered Investment Companies .......... 2,625,448 — — 2,625,448
Total ........................................ $ 117,332,880 $ — $ — $ 117,332,880
Trustee Deferred Compensation ** ..................... $ 123,763 $ — $ — $ 123,763
Money Market - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
U.S. Government Agencies .......................... $ — $ 248,349,936 $ — $ 248,349,936
U.S. Treasury Bills ............................... — 253,870,000 — 253,870,000
U.S. Treasury Notes .............................. — 100,518,400 — 100,518,400
Money Market Registered Investment Companies .......... 24,316,664 — — 24,316,664
Total ........................................ $ 24,316,664 $ 602,738,336 $ — $ 627,055,000
Trustee Deferred Compensation ** ..................... $ 12,291 $ — $ — $ 12,291
* See schedules of investments for industry classifications.
** A corresponding liability exists that is marked to market and is considered Level 1 in the fair value hierarchy.
*** Futures contracts include unrealized gain/loss on contracts open at June 30, 2025.

2025 Semi-Annual Report | June 30, 2025

4. Investment Transactions
For the six months ended June 30, 2025 , the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, excluding U.S. Government investments, were as follows:
For the six months ended June 30, 2025 , there were no purchases, sales, or maturities of long-term U.S. Government investments for the Funds.
5. Investment Advisory Fees and Other Transactions with Affiliates and Non-Affiliates
Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Investment Management, Inc. (“Meeder”), provides the Funds with investment management, research, statistical and advisory services pursuant to the terms of an Investment Advisory Agreement. The services of
MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. For such services the Funds pay a monthly fee at the following annual rates:
Fee Waivers & Expense Limitation Agreements. MAM can contractually agree to reduce its advisory fees or limit total annual ordinary fund operating expenses for certain Funds pursuant to written agreements that may only be amended or terminated with the approval of the Board. The sums waived or reimbursed under these agreements would not be subject to recoupment. During the six months ended June 30, 2025, $876,552 of investment advisory fees were contractually waived in Money Market.
Purchases
Sales
Muirfield ..................................................................... $ 972,000,848 $ 969,714,111
Spectrum .................................................................... 247,168,673 245,643,774
Global ...................................................................... 18,786,405 18,284,479
Balanced .................................................................... 418,555,777 400,325,865
Moderate .................................................................... 152,298,313 138,549,986
Conservative .................................................................. 108,295,019 86,505,706
Dynamic ..................................................................... 325,981,888 321,139,209
Sector Rotation ................................................................ 20,844,348 21,362,225
Income ...................................................................... 136,435,319 84,800,825
Percentage of Average
Daily Net Assets up to
$50 Million
Percentage of Average
Daily Net Assets
Exceeding $50 Million up
to $100 Million
Percentage of Average
Daily Net Assets
Exceeding $100 Million
up to $200 Million
Percentage of Average
Daily Net Assets
Exceeding $200 Million
Muirfield ..................................................... 1.00% 0.75% 0.60% 0.60%
Spectrum .................................................... 0.75% 0.75% 0.75% 0.60%
Global ......................................................... 0.75% 0.75% 0.75% 0.60%
Balanced .................................................... 0.75% 0.75% 0.75% 0.60%
Moderate .................................................... 0.60% 0.60% 0.60% 0.60%
Conservative ............................................... 0.50% 0.50% 0.50% 0.50%
Dynamic ..................................................... 0.75% 0.75% 0.75% 0.60%
Sector Rotation ........................................... 0.75% 0.75% 0.60% 0.60%
Income ....................................................... 0.40% 0.40% 0.20% 0.20%
Money Market ............................................. 0.40% 0.40% 0.25% 0.25%

2025 Semi-Annual Report | June 30, 2025

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of the following:
Management may voluntarily waive fees for any Fund. During the six months ended June 30, 2025 , there were no transfer agent fees waived.
MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo a monthly fee at the following annual rates:
Minimum Fee
Percentage of Average
Daily Net Assets up to
$500 Million
Percentage of Average
Daily Net Assets
Exceeding $500
Million
Muirfield ............................................................................................................ $ 4,000 0.12% 0.03%
Spectrum ........................................................................................................... 4,000 0.12% 0.03%
Global ................................................................................................................ 4,000 0.12% 0.03%
Balanced ........................................................................................................... 4,000 0.12% 0.03%
Moderate ........................................................................................................... 4,000 0.12% 0.03%
Conservative ...................................................................................................... 4,000 0.12% 0.03%
Dynamic ............................................................................................................ 4,000 0.12% 0.03%
Sector Rotation .................................................................................................. 4,000 0.12% 0.03%
Income .............................................................................................................. 4,000 0.08% 0.03%
Money Market .................................................................................................... 4,000 0.08% 0.03%
Voluntary
Transfer
Agent Fees
Reimbursements
1
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Retail Class
2
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Adviser Class
3
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Institutional Class
Class E
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Class E
Class F
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Class F
Muirfield ........
$ — N/A N/A N/A N/A N/A
Spectrum .......
— N/A N/A N/A N/A N/A
Global .........
— N/A N/A N/A N/A N/A
Balanced .......
— N/A N/A N/A N/A N/A
Moderate .......
— N/A N/A N/A N/A N/A
Conservative .....
— N/A N/A N/A N/A N/A
Dynamic ........
— N/A N/A N/A N/A N/A
Sector Rotation ...
— N/A N/A N/A N/A N/A
Income .........
— N/A N/A N/A N/A N/A
Money Market ....
— N/A N/A N/A N/A N/A
Percentage of
Average Daily Net
Assets up to $50
Million
Percentage of
Average Daily Net
Assets Exceeding
$50 Million up to
$500 Million
Percentage of
Average Daily Net
Assets Exceeding
$500 Million
Muirfield ............................................................................................................................. 0.10% 0.08% 0.03%
Spectrum ............................................................................................................................ 0.10% 0.08% 0.03%
Global ................................................................................................................................. 0.10% 0.08% 0.03%
Balanced ............................................................................................................................ 0.10% 0.08% 0.03%
Moderate ............................................................................................................................ 0.10% 0.08% 0.03%
Conservative ....................................................................................................................... 0.10% 0.08% 0.03%
Dynamic ............................................................................................................................. 0.10% 0.08% 0.03%
Sector Rotation ................................................................................................................... 0.10% 0.08% 0.03%
Income ............................................................................................................................... 0.10% 0.08% 0.03%
Money Market ..................................................................................................................... 0.10% 0.08% 0.03%

2025 Semi-Annual Report | June 30, 2025

MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:
For the six months ended June 30, 2025 , MAM agreed to voluntarily waive and/or reimburse investment advisory fees. The amounts voluntarily waived and/or reimbursed and the impact to the net expense ratio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) for each Fund are as follows:
Certain Funds have entered into securities lending arrangements with Huntington National Bank (“HNB”). Under the terms of the agreement, HNB is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as disclosed in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against charges incurred by the Funds. HNB is paid a fee for administering the securities lending program for the
Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. As of June 30, 2025 , no Funds were loaning any securities. Any cash collateral received is invested in securities as listed in each Fund’s Schedule of Investments. During the six months ended June 30, 2025 , there were no securities lent.
Minimum Fee
Percentage of
Average Daily Net
Assets up to $10
Million
Percentage of
Average Daily Net
Assets Exceeding
$10 Million up to
$30 Million
Percentage of
Average Daily Net
Assets Exceeding
$30 Million up to
$80 Million
Percentage of
Average Daily Net
Assets Exceeding
$80 Million
Muirfield ........................................................... $ 7,500 0.15% 0.10% 0.02% 0.01%
Spectrum .......................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Global ............................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Balanced .......................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Moderate .......................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Conservative ..................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Dynamic ........................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Sector Rotation ................................................. 7,500 0.15% 0.10% 0.02% 0.01%
Income ............................................................. 7,500 0.15% 0.10% 0.02% 0.01%
Money Market ................................................... 30,000 0.15% 0.10% 0.02% 0.01%
Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements
1
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Retail Class
2
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Adviser Class
3
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Institutional Class
Class E
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Class E
Class F
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Class F
Muirfield ........ $ – N/A N/A N/A N/A N/A
Spectrum ....... – N/A N/A N/A N/A N/A
Global ......... – N/A N/A N/A N/A N/A
Balanced ....... – N/A N/A N/A N/A N/A
Moderate ....... – N/A N/A N/A N/A N/A
Conservative ..... – N/A N/A N/A N/A N/A
Dynamic ........ 99,179 0.05% 0.05% 0.05% N/A N/A
Sector Rotation ... – N/A N/A N/A N/A N/A
Income ......... 54,548 0.10% 0.10% 0.10% N/A N/A
Money Market .... – N/A N/A N/A N/A N/A

2025 Semi-Annual Report | June 30, 2025

The Funds have adopted a written plan pursuant to Rule 12b-1 of the 1940 Act that allows the Funds to pay fees for the sale and distribution of Fund shares and for services provided to Fund shareholders. 12b-1 fees are paid by the Funds to financial intermediaries, securities brokers, investment advisers, and other persons, including affiliates of MAM. For the six months ended June 30, 2025 , total 12b-1 plan expense payments made to the
Funds’ affiliated distributor was $ 35,293 . The Funds’ affiliated distributor did not receive any brokerage commissions from executed trades from the Funds. The annual adopted 12b-1 plan maximum limitations for the six months ended June 30, 2025 , are as follows:
The Funds (other than Money Market) have adopted a shareholder services plan that allows the Funds to pay financial intermediaries and other persons, including “platforms,” for providing shareholder and administrative services to Fund shareholders and maintaining shareholder accounts.
The annual adopted shareholder services plan maximum limitations for the six months ended June 30, 2025 are as follows:
The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Amounts deferred under the Plan may be distributed in a lump sum or generally equal annual installments over a period of up to ten (10) years to the eligible
Trustee(s). The Funds may terminate this Plan at any time.
Certain Trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo.
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Class E
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Retail Class
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Adviser
Class
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Institutional
Class
12b-1 Plan Expense
Payments Made to
Affiliates
Muirfield ............................... N/A 0.20% N/A N/A $ 13,008
Spectrum .............................. N/A 0.25% N/A N/A 377
Global ................................. N/A 0.25% N/A N/A 774
Balanced .............................. N/A 0.25% N/A N/A 1,843
Moderate .............................. N/A 0.25% N/A N/A 168
Conservative .......................... N/A 0.25% N/A N/A 2,978
Dynamic ............................... N/A 0.25% N/A N/A 7,413
Sector Rotation ........................ N/A 0.20% N/A N/A 8,037
Income ................................ N/A 0.25% N/A N/A 695
Money Market ......................... 0.20% N/A N/A N/A N/A
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets - Retail
Class
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets -
Adviser Class
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets -
Institutional Class
Muirfield ................................................................................................... 0.20% 0.25% 0.10%
Spectrum .................................................................................................. 0.20% 0.25% 0.10%
Global ....................................................................................................... 0.20% 0.25% 0.10%
Balanced .................................................................................................. 0.20% 0.25% 0.10%
Moderate .................................................................................................. 0.20% 0.25% 0.10%
Conservative ............................................................................................. 0.20% 0.25% 0.10%
Dynamic ................................................................................................... 0.20% 0.25% 0.10%
Sector Rotation ......................................................................................... 0.20% 0.25% 0.10%
Income ..................................................................................................... 0.20% 0.25% 0.10%

2025 Semi-Annual Report | June 30, 2025

During the six months ended June 30, 2025 , several of the Funds invested in the Government Money Market Fund, an affiliate, as described in
Section 2(a)(3) of the Investment Company Act of 1940. The purchases/sales amounts in the following table are presented on a gross basis, while the statement of changes in net assets shows subscriptions and redemptions into and out of the Government Money Market Fund on a net basis.
The Funds’ investments in the Government Money Market Fund, which had a 7-day yield of 4.15% on June 30, 2025 , were as follows:
6. Federal Tax Information
The following information is computed on a tax basis for each item as of December 31, 2024 :
The tax characteristics of dividends paid by the Funds during the year ended December 31, 2024 were as follows:
12/31/24
Fair Value Purchases Sales
Realized
Gains
(Losses)
6/30/25
Cost
Change in
Unrealized Income
6/30/25
Fair Value
Muirfield ........... $ 279,391,275 $ 90,545,872 $ (70,000,199) $ — $ 299,936,948 $ 6 $ 6,002,711 $ 299,936,954
Spectrum .......... 8,300,043 16,743,575 (17,208,574) — 7,835,044 — 189,070 7,835,044
Global ............ 18,266,021 6,467,253 (6,966,587) — 17,766,687 607 362,643 17,767,294
Balanced .......... 68,141,858 40,278,362 (58,856,835) — 49,563,385 18,856 1,212,426 49,582,241
Moderate .......... 34,622,014 22,244,418 (34,388,638) — 22,477,794 14,151 549,676 22,491,945
Conservative ........ 26,346,433 28,268,400 (38,452,521) — 16,162,312 15,437 422,783 16,177,749
Dynamic ........... 135,208,531 62,438,753 (43,529,409) — 154,117,875 2,878 2,913,343 154,120,753
Sector Rotation ...... 13,369,344 6,785,954 (6,326,350) — 13,828,947 291 272,730 13,829,239
Income ............ 39,548,665 63,776,114 (100,721,169) — 2,603,610 21,838 644,488 2,625,448
Tax Cost
of Portfolio
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation/
Depreciation
Muirfield .......................................... $ 814,751,586 $ 126,685,640 $ (16,626,051) $ 110,059,589
Spectrum ......................................... 133,334,105 49,409,763 (9,282,602) 40,127,161
Global ........................................... 33,514,116 3,077,297 (299,321) 2,777,976
Balanced ......................................... 359,890,773 50,840,926 (7,588,308) 43,252,618
Moderate ......................................... 164,399,896 15,834,490 (2,363,187) 13,471,303
Conservative ....................................... 136,890,143 8,187,535 (1,239,011) 6,948,524
Dynamic .......................................... 325,045,291 42,265,012 (6,153,044) 36,111,968
Sector Rotation ..................................... 33,543,721 3,253,139 (886,659) 2,366,480
Income ........................................... 101,477,293 829,683 (285,092) 544,591
Money Market ...................................... 848,116,314 — — —
Ordinary Income
Net Short-Term
Capital Gains
Net Long-Term
Capital Gains
Total Dividends
Paid
Muirfield .......................................... $ 12,266,881 $ 37,511,954 $ 86,505,777 $ 136,284,612
Spectrum ......................................... 2,327,006 574,325 16,391,255 19,292,586
Global ........................................... 831,453 899,680 2,896,748 4,627,881
Balanced ......................................... 6,981,414 14,022,146 30,028,972 51,032,532
Moderate ......................................... 4,277,586 4,289,216 3,169,799 11,736,601
Conservative ....................................... 4,058,332 — — 4,058,332
Dynamic .......................................... 5,590,434 13,016,800 31,382,972 49,990,206
Sector Rotation ..................................... 458,794 6,639 5,909,859 6,375,292
Income ........................................... 3,889,166 — — 3,889,166
Money Market ...................................... 28,288,371 5,780 — 28,294,151
Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.

2025 Semi-Annual Report | June 30, 2025

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2023 were as follows:
As of December 31, 2024 , the components of distributable earnings/(accumulated deficit) on a tax basis for the Funds were as follows:
For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 2024 , which are not subject to expiration and are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:
Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Global has elected to defer long-term capital losses in the amount of $412,602, while Balanced has elected to defer long-term capital losses in the amount of $961,515 for the fiscal year ended December 31, 2024.
Ordinary Income
Net Short-Term
Capital Gains
Net Long-Term
Capital Gains
Total Dividends
Paid
Muirfield .......................................... $ 12,493,900 $ — $ 9,579,118 $ 22,073,018
Spectrum ......................................... 3,388,080 — 12,437,088 15,825,168
Global ........................................... 677,547 — — 677,547
Balanced ......................................... 7,293,767 — — 7,293,767
Moderate ......................................... 4,427,939 — — 4,427,939
Conservative ....................................... 3,832,220 — — 3,832,220
Dynamic .......................................... 3,426,570 — — 3,426,570
Sector Rotation ..................................... 460,077 — — 460,077
Income ........................................... 2,721,725 — — 2,721,725
Money Market ...................................... 33,483,600 — — 33,483,600
Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gain
Accumulated
Capital and Other
Gains and (Losses)
Unrealized
Appreciation/
(Depreciation)*
Total Distributable
Earnings/
(Accumulated Deficit)
Muirfield ......................... $ — $ 5,023,556 $ (463,958) $ 110,059,589 $ 114,619,187
Spectrum ........................ 3,711,679 — (90,247) 40,127,161 43,748,593
Global .......................... — — (549,881) 2,777,976 2,228,095
Balanced ........................ — — (1,250,019) 43,252,618 42,002,599
Moderate ........................ 313,033 — (68,542) 13,471,303 13,715,794
Conservative ...................... 88,062 — (1,661,971) 6,948,524 5,374,615
Dynamic ......................... 187,127 1,737,131 (303,681) 36,111,968 37,732,545
Sector Rotation .................... 448,944 — (86,030) 2,366,480 2,729,394
Income .......................... 55,400 — (11,510,757) 544,591 (10,910,766)
Money Market ..................... 129,044 — (10,731) — 118,313
* The difference between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, return of capital basis adjustments, and corporate action basis adjustments.
Short-Term Capital
Loss Carryforward
Long-Term Capital
Loss Carryforward
Capital Loss
Carryforward Utilized
Muirfield ................................................... $ — $ — $ —
Spectrum .................................................. — — —
Global .................................................... — — —
Balanced .................................................. — — —
Moderate .................................................. — — 1,088,477
Conservative ................................................ 1,548,643 — 3,941,593
Dynamic ................................................... — — —
Sector Rotation .............................................. — — —
Income .................................................... 10,305,007 1,101,317 2,297,154
Money Market ............................................... — — —

2025 Semi-Annual Report | June 30, 2025

7. Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2025 , beneficial owners that held more than 25% of the voting securities of the Funds and may be deemed to control the Funds are as follows:
8. Contingencies and Commitments
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds.
Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
9. Subsequent Events
Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.
10. Changes in and Disagreements with Accountants
There were no changes in Accountants, nor were there any disagreements with Accountants during the reporting period.
11. Proxy Disclosures
There were no proxy disclosure requirements during the reporting period.
Fund
Beneficial Owner
Percent of Voting
Securities
Money Market Muirfield 48%

2025 Semi-Annual Report | June 30, 2025

Other Information (unaudited)
The Trust files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year on Form N-PORT. In addition, Money Market files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at www.sec.gov. Information regarding Fund holdings is also available at www.meederinvestment.com.
The investment adviser is responsible for exercising the voting rights associated with the securities purchased or held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ending June 30 are available, without charge, by calling 1-800-325-3539 or on the SEC’s website at www.sec.gov.

2025 Semi-Annual Report |

Privacy Policy – MIM 001 (4/21/22)
Privacy Policy
Meeder Investment Management and the Meeder Funds are committed to maintaining the financial privacy of our current, former and prospective customers. This policy explains how we protect the security and confidentiality of our customer’s information.
PERSONAL INFORMATION WE COLLECT
We may collect information about Meeder customers from a variety of sources, including:
Information provided by you or your representative on applications or forms, such as your name, address, date of birth, social security number and investment objectives;
Information about the transactions in your account, such as your account balance and transaction history; and
Information we obtain from third parties regarding you, to verify your identity or transfer your account.
INFORMATION WE SHARE WITH OUR AFFILIATES
Our affiliates are financial service providers that offer transfer agency, customer accounting, customer servicing, investment advisory, and other financial services. We share information with our affiliates to service your account. In addition, we may also share information with our affiliates to alert you to other products or services offered by Meeder to the extent provided by law. Information collected from customers whose accounts are opened through investment professionals is not shared with Meeder affiliates for marketing purposes.
INFORMATION WE SHARE WITH THIRD PARTIES
On occasion, we share information we collect about you with unaffiliated third parties to perform services in connection with your account, such as processing transactions, preparing and mailing account statements, and other forms of customer servicing. Information provided to third parties may not be used for any other purpose and Meeder does not permit unaffiliated third parties to use customer information to market their products or services.
HOW WE PROTECT INFORMATION ABOUT YOU
We maintain policies, and require all unaffiliated third parties to maintain policies, to safeguard customer information. We restrict access to nonpublic personal information about you to those persons who need to know that information in order to provide products and services to you. We also maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.
WHO THIS POLICY APPLIES TO
This policy applies to customers who open relationships directly with Meeder. It applies to Meeder Funds and Meeder’s affiliated companies, including Meeder Asset Management, Meeder Advisory Services, Meeder Public Funds, Meeder Distribution Services and Mutual Funds Service
Company.
QUESTIONS
Contact us at 800-325-3539 or visit us online at www.meederinvestment.com

Manager and Investment Adviser
Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017
Board of Trustees
Stuart M. Allen
Anthony V. D’Angelo
Robert S. Meeder, Jr.
Jeffrey R. Provence
Custodian
The Huntington National Bank
Columbus, Ohio 43215
Transfer Agent & Dividend Disbursing Agent
Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017
Distributor
Meeder Distribution Services, Inc.
6125 Memorial Drive
Dublin, Ohio 43017
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

6125 Memorial Drive, Dublin, Ohio 43017
866.633.3371 | meeder investment.com
02/12/25–39892
© 2025 Meeder Investment Management
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Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 16.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.  Recovery of Erroneously Awarded Compensation.

(a)  Not applicable.

(b)  Not applicable.

Item 19.  Exhibits.

(a)(1)  Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2)  Not applicable.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

(a)(4)  Not applicable.

(a)(5)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.  Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:         /s/ Bruce E. McKibben
                Bruce E. McKibben, Principal Financial Officer

Date:      August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Bruce E. McKibben
               Bruce E. McKibben, Principal Financial Officer

Date:      August 26, 2025

By:         /s/ Robert S. Meeder, Jr.
                Robert S. Meeder, Jr., Principal Executive Officer

Date:      August 26, 2025